UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07989

TCW Metropolitan West Funds
(Exact name of registrant as specified in charter)

515 South Flower Street
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Peter Davidson, Esq.
Vice President and Secretary
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders of each Fund are attached herewith.

TCW MetWest AlphaTrak 500 Fund

Class M: MWATX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest AlphaTrak 500 Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$24	0.45%

Key Fund Statistics

  Total Net Assets$30,450,451
  # of Portfolio Holdings159
  Portfolio Turnover Rate160%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Short-Term Investments	32.64%
Mortgage-Backed	27.51%
Corporates	26.17%
Mutual Funds	12.67%
U.S. Treasury Securities	7.37%
Asset-Backed Securities	6.14%
Municipal Bonds	0.76%
Common Stock	0.08%
Liabilities in Excess of Other Assets	(13.34)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	19.29%
iShares Core S&P 500 ETF	12.67%
U.S. Treasury Notes (WI)	7.37%
Ginnie Mae	1.95%
Fannie Mae REMICS	1.94%
Ginnie Mae (TBA)	1.89%
Bank of America Corp.	1.75%
JPMorgan Chase & Co.	1.65%
Wells Fargo & Co.	1.47%
Morgan Stanley	1.25%

Material Fund Changes

The Metropolitan West AlphaTrak 500 Fund was renamed to the TCW MetWest AlphaTrak 500 Fund on July 29, 2024. On October 30, 2024, the TCW MetWest AlphaTrak 500 Fund was closed.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest AlphaTrak 500 Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWATX

TSR MWATX-0924

TCW MetWest Corporate Bond Fund

Class I: MWCBX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Corporate Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Key Fund Statistics

  Total Net Assets$4,974,021
  # of Portfolio Holdings257
  Portfolio Turnover Rate46%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	83.02%
U.S. Treasury Securities	9.39%
Short-Term Investments	2.97%
Municipal Bonds	2.55%
Asset-Backed Securities	0.67%
Mortgage-Backed	0.64%
Liabilities in Excess of Other Assets	0.76%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds (WI)	7.33%
Bank of America Corp.	3.03%
Wells Fargo & Co.	2.36%
JPMorgan Chase & Co.	2.23%
Morgan Stanley	2.08%
U.S. Treasury Notes	1.98%
Goldman Sachs Group, Inc. (The)	1.91%
Citigroup, Inc.	1.62%
T-Mobile USA, Inc.	1.49%
HSBC Holdings PLC	1.42%

Material Fund Changes

The Metropolitan West Corporate Bond Fund was renamed to the TCW MetWest Corporate Bond Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Corporate Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWCBX

TSR MWCBX-0924

TCW MetWest Corporate Bond Fund

Class M: MWCSX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Corporate Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$39	0.75%

Key Fund Statistics

  Total Net Assets$4,974,021
  # of Portfolio Holdings257
  Portfolio Turnover Rate46%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	83.02%
U.S. Treasury Securities	9.39%
Short-Term Investments	2.97%
Municipal Bonds	2.55%
Asset-Backed Securities	0.67%
Mortgage-Backed	0.64%
Liabilities in Excess of Other Assets	0.76%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds (WI)	7.33%
Bank of America Corp.	3.03%
Wells Fargo & Co.	2.36%
JPMorgan Chase & Co.	2.23%
Morgan Stanley	2.08%
U.S. Treasury Notes	1.98%
Goldman Sachs Group, Inc. (The)	1.91%
Citigroup, Inc.	1.62%
T-Mobile USA, Inc.	1.49%
HSBC Holdings PLC	1.42%

Material Fund Changes

The Metropolitan West Corporate Bond Fund was renamed to the TCW MetWest Corporate Bond Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Corporate Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWCSX

TSR MWCSX-0924

TCW MetWest Floating Rate Income Fund

Class I: MWFLX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Floating Rate Income Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Key Fund Statistics

  Total Net Assets$295,394,644
  # of Portfolio Holdings358
  Portfolio Turnover Rate52%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Bank Loans	89.92%
Short-Term Investments	12.49%
Corporates	3.42%
Asset-Backed Securities	0.99%
U.S. Treasury Securities	0.49%
Preferred Stock	0.12%
Common Stock	0.10%
Liabilities in Excess of Other Assets	(7.53)%

Top Ten Holdings (as a % of Net Assets)

Alpha Generation LLC	0.98%
EagleView Technology Co.	0.85%
Magnite, Inc.	0.83%
Asurion LLC	0.77%
Osmosis Buyer Ltd.	0.77%
Catalent Pharma Solutions, Inc.	0.68%
Xerox Corp.	0.65%
Vantage Elevator Solutions	0.64%
Parexel International, Inc.	0.63%
Element Materials Technology Group U.S. Holdings, Inc.	0.62%

Material Fund Changes

The Metropolitan West Floating Rate Income Fund was renamed to the TCW MetWest Floating Rate Income Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Floating Rate Income Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWFLX

TSR MWFLX-0924

TCW MetWest Floating Rate Income Fund

Class M: MWFRX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Floating Rate Income Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$46	0.90%

Key Fund Statistics

  Total Net Assets$295,394,644
  # of Portfolio Holdings358
  Portfolio Turnover Rate52%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Bank Loans	89.92%
Short-Term Investments	12.49%
Corporates	3.42%
Asset-Backed Securities	0.99%
U.S. Treasury Securities	0.49%
Preferred Stock	0.12%
Common Stock	0.10%
Liabilities in Excess of Other Assets	(7.53)%

Top Ten Holdings (as a % of Net Assets)

Alpha Generation LLC	0.98%
EagleView Technology Co.	0.85%
Magnite, Inc.	0.83%
Asurion LLC	0.77%
Osmosis Buyer Ltd.	0.77%
Catalent Pharma Solutions, Inc.	0.68%
Xerox Corp.	0.65%
Vantage Elevator Solutions	0.64%
Parexel International, Inc.	0.63%
Element Materials Technology Group U.S. Holdings, Inc.	0.62%

Material Fund Changes

The Metropolitan West Floating Rate Income Fund was renamed to the TCW MetWest Floating Rate Income Fund on July 29, 2024. On November 18, 2024, the TCW MetWest Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Floating Rate Income Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWFRX

TSR MWFRX-0924

TCW MetWest High Yield Bond Fund

Class I: MWHIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%

Key Fund Statistics

  Total Net Assets$470,649,106
  # of Portfolio Holdings299
  Portfolio Turnover Rate31%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	73.64%
Bank Loans	17.10%
Short-Term Investments	10.93%
Common Stock	0.51%
Liabilities in Excess of Other Assets	(2.18)%

Top Ten Holdings (as a % of Net Assets)

CCO Holdings LLC/CCO Holdings Capital Corp.	2.72%
Tenet Healthcare Corp.	2.60%
Centene Corp.	2.56%
Post Holdings, Inc.	1.80%
Ford Motor Credit Co. LLC	1.74%
TransDigm, Inc.	1.64%
CSC Holdings LLC	1.37%
Frontier Communications Holdings LLC	1.31%
GLP Capital LP/GLP Financing II, Inc.	1.31%
Ferrellgas LP/Ferrellgas Finance Corp.	1.22%

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWHIX

TSR MWHIX-0924

TCW MetWest High Yield Bond Fund

Class M: MWHYX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$44	0.85%

Key Fund Statistics

  Total Net Assets$470,649,106
  # of Portfolio Holdings299
  Portfolio Turnover Rate31%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	73.64%
Bank Loans	17.10%
Short-Term Investments	10.93%
Common Stock	0.51%
Liabilities in Excess of Other Assets	(2.18)%

Top Ten Holdings (as a % of Net Assets)

CCO Holdings LLC/CCO Holdings Capital Corp.	2.72%
Tenet Healthcare Corp.	2.60%
Centene Corp.	2.56%
Post Holdings, Inc.	1.80%
Ford Motor Credit Co. LLC	1.74%
TransDigm, Inc.	1.64%
CSC Holdings LLC	1.37%
Frontier Communications Holdings LLC	1.31%
GLP Capital LP/GLP Financing II, Inc.	1.31%
Ferrellgas LP/Ferrellgas Finance Corp.	1.22%

Material Fund Changes

The Metropolitan West High Yield Bond Fund was renamed to the TCW MetWest High Yield Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWHYX

TSR MWHYX-0924

TCW MetWest Intermediate Bond Fund

Class I: MWIIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.48%

Key Fund Statistics

  Total Net Assets$886,917,579
  # of Portfolio Holdings544
  Portfolio Turnover Rate327%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	54.09%
Mortgage-Backed	26.06%
Corporates	20.74%
Asset-Backed Securities	5.99%
Short-Term Investments	4.38%
Municipal Bonds	0.85%
Bank Loans	0.84%
Common Stock	0.06%
Liabilities in Excess of Other Assets	(13.01)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	37.24%
U.S. Treasury Notes	16.86%
UMBS (TBA)	7.84%
Ginnie Mae (TBA)	3.28%
JPMorgan Chase & Co.	1.05%
Fannie Mae Pool MA4733	0.94%
Bank of America Corp.	0.78%
Wells Fargo & Co.	0.74%
PRPM LLC	0.67%
WarnerMedia Holdings, Inc.	0.63%

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Intermediate Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWIIX

TSR MWIIX-0924

TCW MetWest Intermediate Bond Fund

Class M: MWIMX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Intermediate Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%

Key Fund Statistics

  Total Net Assets$886,917,579
  # of Portfolio Holdings544
  Portfolio Turnover Rate327%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	54.09%
Mortgage-Backed	26.06%
Corporates	20.74%
Asset-Backed Securities	5.99%
Short-Term Investments	4.38%
Municipal Bonds	0.85%
Bank Loans	0.84%
Common Stock	0.06%
Liabilities in Excess of Other Assets	(13.01)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	37.24%
U.S. Treasury Notes	16.86%
UMBS (TBA)	7.84%
Ginnie Mae (TBA)	3.28%
JPMorgan Chase & Co.	1.05%
Fannie Mae Pool MA4733	0.94%
Bank of America Corp.	0.78%
Wells Fargo & Co.	0.74%
PRPM LLC	0.67%
WarnerMedia Holdings, Inc.	0.63%

Material Fund Changes

The Metropolitan West Intermediate Bond Fund was renamed to the TCW MetWest Intermediate Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Intermediate Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWIMX

TSR MWIMX-0924

TCW MetWest Investment Grade Credit Fund

Class I: MWIGX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%

Key Fund Statistics

  Total Net Assets$27,827,390
  # of Portfolio Holdings417
  Portfolio Turnover Rate228%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	51.20%
Mortgage-Backed	30.22%
U.S. Treasury Securities	24.95%
Asset-Backed Securities	4.04%
Municipal Bonds	1.65%
Short-Term Investments	1.55%
Liabilities in Excess of Other Assets	(13.61)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	12.89%
U.S. Treasury Notes (WI)	12.07%
UMBS (TBA)	10.60%
Ginnie Mae (TBA)	3.17%
JPMorgan Chase & Co.	2.27%
Bank of America Corp.	2.06%
Morgan Stanley	1.39%
Wells Fargo & Co.	1.26%
Citigroup, Inc.	1.03%
Goldman Sachs Group, Inc. (The)	0.84%

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWIGX

TSR MWIGX-0924

TCW MetWest Investment Grade Credit Fund

Class M: MWISX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%

Key Fund Statistics

  Total Net Assets$27,827,390
  # of Portfolio Holdings417
  Portfolio Turnover Rate228%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporates	51.20%
Mortgage-Backed	30.22%
U.S. Treasury Securities	24.95%
Asset-Backed Securities	4.04%
Municipal Bonds	1.65%
Short-Term Investments	1.55%
Liabilities in Excess of Other Assets	(13.61)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	12.89%
U.S. Treasury Notes (WI)	12.07%
UMBS (TBA)	10.60%
Ginnie Mae (TBA)	3.17%
JPMorgan Chase & Co.	2.27%
Bank of America Corp.	2.06%
Morgan Stanley	1.39%
Wells Fargo & Co.	1.26%
Citigroup, Inc.	1.03%
Goldman Sachs Group, Inc. (The)	0.84%

Material Fund Changes

The Metropolitan West Investment Grade Credit Fund was renamed to the TCW MetWest Investment Grade Credit Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWISX

TSR MWISX-0924

TCW MetWest Low Duration Bond Fund

Administrative Class: MWLNX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$36	0.71%

Key Fund Statistics

  Total Net Assets$1,058,291,219
  # of Portfolio Holdings424
  Portfolio Turnover Rate214%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Administrative Class: MWLNX

TSR MWLNX-0924

TCW MetWest Low Duration Bond Fund

Class I: MWLIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.44%

Key Fund Statistics

  Total Net Assets$1,058,291,219
  # of Portfolio Holdings424
  Portfolio Turnover Rate214%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWLIX

TSR MWLIX-0924

TCW MetWest Low Duration Bond Fund

Class M: MWLDX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$32	0.63%

Key Fund Statistics

  Total Net Assets$1,058,291,219
  # of Portfolio Holdings424
  Portfolio Turnover Rate214%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	57.01%
Corporates	27.75%
U.S. Treasury Securities	12.44%
Short-Term Investments	12.34%
Asset-Backed Securities	8.46%
Bank Loans	1.25%
Municipal Bonds	1.14%
Liabilities in Excess of Other Assets	(20.39)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	16.54%
U.S. Treasury Notes (WI)	8.32%
Ginnie Mae	4.89%
U.S. Treasury Notes	4.12%
Ginnie Mae (TBA)	3.99%
Fannie Mae REMICS	2.56%
PRPM LLC	1.79%
JPMorgan Mortgage Acquisition Trust	1.69%
JPMorgan Chase & Co.	1.57%
BX Commercial Mortgage Trust	1.45%

Material Fund Changes

The Metropolitan West Low Duration Bond Fund was renamed to the TCW MetWest Low Duration Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWLDX

TSR MWLDX-0924

TCW MetWest Strategic Income Fund

Class I: MWSIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.80%

Key Fund Statistics

  Total Net Assets$68,904,167
  # of Portfolio Holdings528
  Portfolio Turnover Rate109%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	52.37%
Corporates	23.71%
Short-Term Investments	18.49%
Asset-Backed Securities	15.92%
Municipal Bonds	0.15%
Common Stock	0.11%
Liabilities in Excess of Other Assets	(10.75)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	5.51%
Ginnie Mae (TBA)	3.73%
CIM Trust	2.37%
SLM Student Loan Trust	2.19%
GSAA Home Equity Trust	2.09%
FirstKey Homes Trust	1.45%
Progress Residential	1.44%
JPMorgan Chase & Co.	1.43%
Bank of America Corp.	1.32%
First Franklin Mortgage Loan Trust	1.22%

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWSIX

TSR MWSIX-0924

TCW MetWest Strategic Income Fund

Class M: MWSTX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.04%

Key Fund Statistics

  Total Net Assets$68,904,167
  # of Portfolio Holdings528
  Portfolio Turnover Rate109%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	52.37%
Corporates	23.71%
Short-Term Investments	18.49%
Asset-Backed Securities	15.92%
Municipal Bonds	0.15%
Common Stock	0.11%
Liabilities in Excess of Other Assets	(10.75)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	5.51%
Ginnie Mae (TBA)	3.73%
CIM Trust	2.37%
SLM Student Loan Trust	2.19%
GSAA Home Equity Trust	2.09%
FirstKey Homes Trust	1.45%
Progress Residential	1.44%
JPMorgan Chase & Co.	1.43%
Bank of America Corp.	1.32%
First Franklin Mortgage Loan Trust	1.22%

Material Fund Changes

The Metropolitan West Strategic Income Fund was renamed to the TCW MetWest Strategic Income Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWSTX

TSR MWSTX-0924

TCW MetWest Sustainable Securitized Fund

Class I: MWESX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$26	0.49%

Key Fund Statistics

  Total Net Assets$11,929,880
  # of Portfolio Holdings158
  Portfolio Turnover Rate182%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	76.83%
Asset-Backed Securities	20.59%
U.S. Treasury Securities	8.56%
Short-Term Investments	4.09%
Liabilities in Excess of Other Assets	(10.07)%

Top Ten Holdings (as a % of Net Assets)

Ginnie Mae	7.42%
UMBS (TBA)	5.52%
U.S. Treasury Bonds (WI)	4.15%
Ginnie Mae (TBA)	3.81%
U.S. Treasury Notes	3.66%
Credit Suisse Mortgage Capital Trust	2.47%
BX Trust	2.15%
MHC Trust	1.93%
Commercial Mortgage Trust	1.79%
GoodLeap Sustainable Home Solutions Trust	1.62%

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWESX

TSR MWESX-0924

TCW MetWest Sustainable Securitized Fund

Class M: MWERX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$37	0.70%

Key Fund Statistics

  Total Net Assets$11,929,880
  # of Portfolio Holdings158
  Portfolio Turnover Rate182%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	76.83%
Asset-Backed Securities	20.59%
U.S. Treasury Securities	8.56%
Short-Term Investments	4.09%
Liabilities in Excess of Other Assets	(10.07)%

Top Ten Holdings (as a % of Net Assets)

Ginnie Mae	7.42%
UMBS (TBA)	5.52%
U.S. Treasury Bonds (WI)	4.15%
Ginnie Mae (TBA)	3.81%
U.S. Treasury Notes	3.66%
Credit Suisse Mortgage Capital Trust	2.47%
BX Trust	2.15%
MHC Trust	1.93%
Commercial Mortgage Trust	1.79%
GoodLeap Sustainable Home Solutions Trust	1.62%

Material Fund Changes

The Metropolitan West Sustainable Securitized Fund was renamed to the TCW MetWest Sustainable Securitized Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWERX

TSR MWERX-0924

TCW MetWest Total Return Bond Fund

Administrative Class: MWTNX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$40	0.78%

Key Fund Statistics

  Total Net Assets$43,135,561,029
  # of Portfolio Holdings1,608
  Portfolio Turnover Rate223%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Administrative Class: MWTNX

TSR MWTNX-0924

TCW MetWest Total Return Bond Fund

Class I: MWTIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Key Fund Statistics

  Total Net Assets$43,135,561,029
  # of Portfolio Holdings1,608
  Portfolio Turnover Rate223%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWTIX

TSR MWTIX-0924

TCW MetWest Total Return Bond Fund

Class I-2: MWTTX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$27	0.52%

Key Fund Statistics

  Total Net Assets$43,135,561,029
  # of Portfolio Holdings1,608
  Portfolio Turnover Rate223%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I-2: MWTTX

TSR MWTTX-0924

TCW MetWest Total Return Bond Fund

Class M: MWTRX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$35	0.67%

Key Fund Statistics

  Total Net Assets$43,135,561,029
  # of Portfolio Holdings1,608
  Portfolio Turnover Rate223%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWTRX

TSR MWTRX-0924

TCW MetWest Total Return Bond Fund

Plan Class: MWTSX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$19	0.37%

Key Fund Statistics

  Total Net Assets$43,135,561,029
  # of Portfolio Holdings1,608
  Portfolio Turnover Rate223%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	54.47%
U.S. Treasury Securities	29.59%
Corporates	17.04%
Asset-Backed Securities	5.34%
Short-Term Investments	4.26%
Bank Loans	1.43%
Foreign Government Obligations	0.65%
Municipal Bonds	0.41%
Common Stock	0.18%
Liabilities in Excess of Other Assets	(13.37)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes (WI)	10.06%
U.S. Treasury Bonds (WI)	9.64%
U.S. Treasury Notes	9.13%
UMBS (TBA)	7.66%
Ginnie Mae (TBA)	4.99%
CIM Trust	4.11%
Ginnie Mae	1.14%
Fannie Mae Pool MA4626	1.07%
Credit Suisse Mortgage Capital Trust	1.06%
Bank of America Corp.	0.82%

Material Fund Changes

The Metropolitan West Total Return Bond Fund was renamed to the TCW MetWest Total Return Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Plan Class: MWTSX

TSR MWTSX-0924

TCW MetWest Ultra Short Bond Fund

Class I: MWUIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Key Fund Statistics

  Total Net Assets$47,123,670
  # of Portfolio Holdings200
  Portfolio Turnover Rate262%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	45.02%
U.S. Treasury Securities	29.24%
Corporates	25.92%
Short-Term Investments	10.00%
Asset-Backed Securities	7.26%
Municipal Bonds	0.24%
Liabilities in Excess of Other Assets	(17.68)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.04%
UMBS (TBA)	13.12%
Ginnie Mae	7.06%
U.S. Treasury Notes (WI)	6.26%
Ginnie Mae (TBA)	4.11%
U.S. International Development Finance Corp.	3.95%
Fannie Mae REMICS	3.48%
JPMorgan Chase & Co.	2.40%
Bank of America Corp.	2.21%
Wells Fargo & Co.	1.95%

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWUIX

TSR MWUIX-0924

TCW MetWest Ultra Short Bond Fund

Class M: MWUSX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$26	0.50%

Key Fund Statistics

  Total Net Assets$47,123,670
  # of Portfolio Holdings200
  Portfolio Turnover Rate262%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	45.02%
U.S. Treasury Securities	29.24%
Corporates	25.92%
Short-Term Investments	10.00%
Asset-Backed Securities	7.26%
Municipal Bonds	0.24%
Liabilities in Excess of Other Assets	(17.68)%

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.04%
UMBS (TBA)	13.12%
Ginnie Mae	7.06%
U.S. Treasury Notes (WI)	6.26%
Ginnie Mae (TBA)	4.11%
U.S. International Development Finance Corp.	3.95%
Fannie Mae REMICS	3.48%
JPMorgan Chase & Co.	2.40%
Bank of America Corp.	2.21%
Wells Fargo & Co.	1.95%

Material Fund Changes

The Metropolitan West Ultra Short Bond Fund was renamed to the TCW MetWest Ultra Short Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWUSX

TSR MWUSX-0924

TCW MetWest Unconstrained Bond Fund

Class I: MWCIX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class I	$39	0.76%

Key Fund Statistics

  Total Net Assets$2,668,718,507
  # of Portfolio Holdings840
  Portfolio Turnover Rate78%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class I: MWCIX

TSR MWCIX-0924

TCW MetWest Unconstrained Bond Fund

Class M: MWCRX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Class M	$54	1.04%

Key Fund Statistics

  Total Net Assets$2,668,718,507
  # of Portfolio Holdings840
  Portfolio Turnover Rate78%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Class M: MWCRX

TSR MWCRX-0924

TCW MetWest Unconstrained Bond Fund

Plan Class: MWCPX

Semi-Annual Shareholder Report — September 30, 2024

This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the six-month period ended September 30, 2024. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the period ended September 30, 2024.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$36	0.70%

Key Fund Statistics

  Total Net Assets$2,668,718,507
  # of Portfolio Holdings840
  Portfolio Turnover Rate78%

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Mortgage-Backed	60.40%
Corporates	18.80%
Asset-Backed Securities	13.29%
Short-Term Investments	9.72%
Bank Loans	3.41%
Foreign Government Obligations	1.86%
Common Stock	0.40%
Municipal Bonds	0.32%
Liabilities in Excess of Other Assets	(8.20)%

Top Ten Holdings (as a % of Net Assets)

UMBS (TBA)	4.90%
CIM Trust	3.97%
Ginnie Mae (TBA)	3.81%
SLM Student Loan Trust	1.47%
JPMorgan Chase & Co.	1.35%
Freddie Mac Pool SD8199	1.22%
Freddie Mac Pool SD8275	1.21%
IndyMac Index Mortgage Loan Trust	1.13%
ACE Securities Corp. Home Equity Loan Trust	1.10%
HSI Asset Securitization Corp. Trust	1.01%

Material Fund Changes

The Metropolitan West Unconstrained Bond Fund was renamed to the TCW MetWest Unconstrained Bond Fund on July 29, 2024.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Semi-Annual Shareholder Report — September 30, 2024

Plan Class: MWCPX

TSR MWCPX-0924

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

S E P T E M B E R 3 0
2024
SEMI-ANNUAL REPORT (UNAUDITED)

TCW METWEST FUNDS

AlphaTrak 500 Fund

Corporate Bond Fund

Floating Rate Income Fund

High Yield Bond Fund

Intermediate Bond Fund

Investment Grade Credit Fund

Low Duration Bond Fund

Strategic Income Fund

Sustainable Securitized Fund

Total Return Bond Fund

Ultra Short Bond Fund

Unconstrained Bond Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

TCW Metropolitan West Funds
Table of Contents	September 30, 2024

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 67.95%
ASSET-BACKED SECURITIES — 6.14%**
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.09%	07/25/56[1,2]	$5,889	$5,860
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.38%	04/15/31[1,2,3]	127,497	127,591
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.60%	04/20/31[1,2,3]	100,890	100,984
Dryden 58 CLO Ltd.,
Series 2018-58A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.55%	07/17/31[1,2,3]	134,119	133,997
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.89%	05/15/32[1,2,3]	150,000	149,460
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.69%	10/20/34[1,2,3]	140,000	140,057
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11%	02/18/70[1]	119,851	106,786
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.90%	06/25/31[2]	40,659	40,160
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(SOFR30A plus 0.69%)
5.97%	06/25/41[1,2]	5,924	5,872
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.19%	10/20/34[1,2,3]	28,929	28,822
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.58%	02/24/37[1,2,3]	115,000	115,033
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.70%	04/15/31[1,2,3]	150,000	150,179

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.40%	07/15/31[1,2,3]	$133,414	$133,400
Rockford Tower CLO Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.70%	10/20/31[1,2,3]	106,359	106,470
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.34%	09/25/28[2]	82,174	81,074
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.09%	01/25/29[2]	49,800	48,616
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14%	02/15/47[1]	153,325	135,067
TIAA CLO IV Ltd.
Series 2018-1A, Class A1AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.14%)
6.42%	01/20/32[1,2,3]	130,000	129,741
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	129,315	129,229

Total Asset-Backed Securities
(Cost $1,872,144)			1,868,398

CORPORATES — 26.17%*
Banking — 7.94%
Bank of America Corp.
1.73%	07/22/27[4]	250,000	238,791
3.71%	04/24/28[4]	70,000	69,004
Bank of America Corp.
(MTN)
2.55%	02/04/28[4]	235,000	225,806
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,4]	85,000	79,347
2.10%	06/04/26[3,4]	105,000	103,002
ING Groep NV
(Netherlands)
3.87%	03/28/26[3,4]	200,000	199,036
JPMorgan Chase & Co.
1.04%	02/04/27[4]	110,000	105,171
2.01%	03/13/26[4]	5,000	4,933
2.08%	04/22/26[4]	400,000	393,809
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[4]	25,000	24,035

See accompanying Notes to Financial Statements.

1 / Semi-Annual Report September 2024

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[3,4]	$125,000	$119,514
3.57%	11/07/28[3,4]	30,000	29,239
PNC Financial Services Group, Inc. (The)
5.58%	06/12/29[4]	15,000	15,614
6.62%	10/20/27[4]	130,000	135,911
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,4]	85,000	80,877
U.S. Bancorp
6.79%	10/26/27[4]	135,000	141,804
U.S. Bancorp
(MTN)
4.55%	07/22/28[4]	5,000	5,039
Wells Fargo & Co.
(MTN)
2.16%	02/11/26[4]	355,000	351,210
2.39%	06/02/28[4]	100,000	95,099

			2,417,241

Communications — 0.94%
Altice France SA
(France)
5.50%	10/15/29[1,3]	7,000	4,926
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%	03/01/30[1]	5,000	4,598
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%	07/23/25	35,000	34,957
Frontier Communications Holdings LLC
8.63%	03/15/31[1]	22,000	23,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28[1]	140,000	141,673
T-Mobile USA, Inc.
2.63%	04/15/26	79,000	77,027

			286,931

Consumer Discretionary — 1.49%
Bacardi Ltd.
(Bermuda)
4.45%	05/15/25[1,3]	100,000	99,581
BAT Capital Corp.
3.56%	08/15/27	105,000	102,903
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,3]	100,000	104,049
Spectrum Brands, Inc.
3.88%	03/15/31[1]	3,000	2,669
WarnerMedia Holdings, Inc.
3.76%	03/15/27	150,000	145,078

			454,280

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs — 1.54%
American Tower Corp.
3.60%	01/15/28	$115,000	$112,310
5.25%	07/15/28	50,000	51,514
Crown Castle, Inc.
3.80%	02/15/28	155,000	152,203
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	95,000	97,614
VICI Properties LP/VICI Note Co., Inc.
4.63%	06/15/25[1]	55,000	54,741

			468,382

Electric — 1.09%
Alliant Energy Finance LLC
5.95%	03/30/29[1]	70,000	74,022
Appalachian Power Co.,
Series X
3.30%	06/01/27	100,000	97,651
FirstEnergy Pennsylvania Electric Co.
4.15%	04/15/25[1]	50,000	49,819
5.15%	03/30/26[1]	50,000	50,436
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	63,000	59,615

			331,543

Energy — 0.83%
Energy Transfer LP
5.50%	06/01/27	12,000	12,311
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25	125,000	124,904
Southern Co. Gas Capital Corp.
3.88%	11/15/25	100,000	99,277
Venture Global LNG, Inc.
9.50%	02/01/29[1]	15,000	16,890

			253,382

Finance — 5.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	160,000	153,735
Air Lease Corp.
3.63%	04/01/27	160,000	157,584
American Express Co.
6.34%	10/30/26[4]	155,000	158,128
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	90,000	84,032
Citigroup, Inc.
1.46%	06/09/27[4]	20,000	19,063
3.52%	10/27/28[4]	290,000	283,216
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[4]	40,000	37,920
1.95%	10/21/27[4]	285,000	271,758
Morgan Stanley
2.19%	04/28/26[4]	5,000	4,923
Morgan Stanley
(GMTN)
1.51%	07/20/27[4]	395,000	375,748

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 2

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,3,4]	$115,000	$110,925

			1,657,032

Food — 0.28%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
(Luxembourg)
5.13%	02/01/28[3]	85,000	86,196

Health Care — 2.14%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	20,000	19,843
Amgen, Inc.
5.15%	03/02/28	130,000	133,948
Bayer U.S. Finance II LLC
4.25%	12/15/25[1]	165,000	163,806
Grifols SA
(Spain)
4.75%	10/15/28[1,3]	20,000	18,776
HCA, Inc.
5.25%	06/15/26	155,000	156,165
Humana, Inc.
5.70%	03/13/26	70,000	70,066
IQVIA, Inc.
6.25%	02/01/29	75,000	79,774
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[1]	15,000	9,428

			651,806

Health Care REITs — 0.32%
Healthcare Realty Holdings LP
3.50%	08/01/26	45,000	44,266
3.63%	01/15/28	55,000	52,982

			97,248

Industrials — 0.65%
Berry Global, Inc.
4.88%	07/15/26[1]	35,000	34,908
Boeing Co. (The)
6.26%	05/01/27[1]	60,000	62,004
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.88%	05/05/26[2]	29,000	29,053
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[2]	75,000	70,844

			196,809

Information Technology — 0.49%
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	70,000	73,903

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Information Technology (continued)
Uber Technologies, Inc.
7.50%	09/15/27[1]	$75,000	$76,526

			150,429

Insurance — 1.23%
Guardian Life Global Funding
5.74%	10/02/28[1]	125,000	132,250
Nationwide Mutual Insurance Co.
7.50%	12/15/24[1,4]	90,000	90,252
Willis North America, Inc.
4.65%	06/15/27	150,000	151,320

			373,822

Materials — 0.66%
Georgia-Pacific LLC
3.60%	03/01/25[1]	115,000	114,357
International Flavors & Fragrances, Inc.
1.83%	10/15/27[1]	60,000	55,607
2.30%	11/01/30[1]	35,000	30,708

			200,672

Residential REITs — 0.26%
Invitation Homes Operating Partnership LP
2.30%	11/15/28	85,000	77,951

Retail — 0.05%
Michaels Cos., Inc. (The)
5.25%	05/01/28[1]	20,000	14,700

Services — 0.49%
Global Payments, Inc.
4.45%	06/01/28	150,000	149,536

Specialized REITs — 0.33%
Extra Space Storage LP
2.20%	10/15/30	110,000	96,444
2.40%	10/15/31	5,000	4,305

			100,749

Total Corporates
(Cost $7,800,637)			7,968,709

MORTGAGE-BACKED — 27.51%**

Non-Agency Commercial Mortgage-Backed — 0.01%
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.29%	10/15/45[4]	389,698	4,296

Non-Agency Mortgage-Backed — 1.66%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50%	09/25/37	190,283	72,191
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(CME Term SOFR 1-Month plus 0.76%)
5.61%	03/25/35[2]	33,942	33,860

See accompanying Notes to Financial Statements.

3 / Semi-Annual Report September 2024

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.64%	10/25/35[2]	$89,945	$88,141
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
(CME Term SOFR 1-Month plus 0.50%)
5.36%	06/25/37[2]	60,905	60,616
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 11/25/24)
3.95%	01/25/33	3,134	2,995
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
4.71%	03/25/36[2]	4,081	4,074
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(CME Term SOFR 1-Month plus 0.82%)
5.67%	09/25/35[2]	93,420	93,049
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31	4,044	1,320
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(CME Term SOFR 1-Month plus 0.45%)
5.48%	03/25/36[2]	62,545	61,387
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 10/25/24)
5.12%	04/25/51[1]	87,236	86,817

			504,450

U.S. Agency Commercial Mortgage-Backed — 0.91%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.86%	01/25/25[4]	1,054,977	737
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.28%	01/25/26[4]	3,347,370	36,963
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25%	05/25/46[4]	250,000	3,959
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.36%	06/25/27[4]	904,704	20,697
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(SOFR30A plus 0.44%)
5.79%	09/25/30[2]	110,003	109,831

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.72%	09/25/25[4]	$2,791,919	$15,631
Ginnie Mae,
Series 2014-157, Class C
3.15%	10/16/54[4]	93,471	90,674

			278,492

U.S. Agency Mortgage-Backed — 24.93%
Fannie Mae Pool AL0851
6.00%	10/01/40	1,394	1,489
Fannie Mae REMICS,
Series 2002-21, Class FB
(SOFR30A plus 1.01%)
6.29%	04/25/32[2]	7,905	7,975
Fannie Mae REMICS,
Series 2002-53, Class FY
(SOFR30A plus 0.61%)
5.89%	08/25/32[2]	48,863	48,756
Fannie Mae REMICS,
Series 2003-11, Class FA
(SOFR30A plus 1.11%)
6.39%	09/25/32[2]	2,454	2,482
Fannie Mae REMICS,
Series 2003-81, Class FE
(SOFR30A plus 0.61%)
5.89%	09/25/33[2]	18,097	18,035
Fannie Mae REMICS,
Series 2006-48, Class FL
(SOFR30A plus 0.51%)
5.79%	06/25/36[2]	24,327	24,179
Fannie Mae REMICS,
Series 2006-8, Class NF
(SOFR30A plus 0.48%)
5.76%	03/25/36[2]	19,641	19,498
Fannie Mae REMICS,
Series 2008-12, Class FA
(SOFR30A plus 0.78%)
6.06%	03/25/38[2]	68,397	68,453
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.79%	10/25/40[2]	2,143	2,130
Fannie Mae REMICS,
Series 2010-74, Class AF
(SOFR30A plus 0.65%)
5.93%	07/25/37[2]	21,151	21,119
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
6.50%	10/25/54[2]	375,000	376,800
Freddie Mac REMICS,
Series 2684, Class F
(SOFR30A plus 1.01%)
6.36%	01/15/33[2]	2,208	2,226

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 4

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3231, Class FB
(SOFR30A plus 0.46%)
5.81%	10/15/36[2]	$39,734	$39,429
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.96%	06/15/42[2]	6,758	6,702
Ginnie Mae (TBA)
4.50%	10/20/54	150,000	148,059
5.00%	10/20/54	275,000	275,483
5.50%	10/20/54	150,000	151,472
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
6.50%	09/20/54†,2	125,000	124,999
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
6.50%	09/20/54[2]	375,000	377,273
UMBS (TBA)
3.50%	10/01/39	1,300,000	1,273,687
4.00%	10/01/39	1,225,000	1,217,777
4.00%	10/01/54	275,000	264,161
4.50%	10/01/39	1,200,000	1,204,980
4.50%	10/01/54	275,000	270,448
5.00%	10/01/39	1,175,000	1,191,321
5.00%	10/01/54	275,000	274,841
5.50%	10/01/54	175,000	177,083

			7,590,857

Total Mortgage-Backed
(Cost $8,466,187)			8,378,095

MUNICIPAL BONDS — 0.76%*

Maryland — 0.18%
City of Baltimore General Obligation, School Improvements,
Series C
5.00%	10/15/25	55,000	55,137

Massachusetts — 0.10%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	29,701	29,421

New York — 0.48%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series A2
2.15%	05/01/25	150,000	148,036

Total Municipal Bonds
(Cost $236,660)			232,594

U.S. TREASURY SECURITIES — 7.37%

U.S. Treasury Notes — 7.37%
U.S. Treasury Notes (WI)
3.63%	09/15/27	715,000	711,397

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.00%	08/31/26	$1,530,000	$1,532,271

Total U.S. Treasury Securities
(Cost $2,240,253)			2,243,668

Total Bonds — 67.95%
(Cost $20,615,881)			20,691,464

Issues		Shares	Value

COMMON STOCK — 0.08%
Communications — 0.08%
Intelsat Emergence SA3,5,6,7
(Luxembourg)		773	24,447

Total Common Stock
(Cost $25,883)

Issues		Shares	Value

MUTUAL FUNDS — 12.67%
Mutual Funds — 12.67%
iShares Core S&P 500 ETF		6,688	3,857,772

Total Mutual Funds
(Cost $3,036,712)

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 32.64%
Money Market Funds — 32.64%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[8]		240,197	240,197
TCW Central Cash Fund
0.04%[8,9]		9,700,000	9,700,000

Total Short-Term Investments
(Cost $9,940,197)			9,940,197

Total Investments - 113.34%
(Cost $33,618,673)			34,513,880

Liabilities in Excess of Other Assets - (13.34)%			(4,063,429)

Net Assets - 100.00%			$30,450,451

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $24,447, which is 0.08% of total net assets.
[7]	Non-income producing security.
[8]	Represents the current yield as of September 30, 2024.

See accompanying Notes to Financial Statements.

5 / Semi-Annual Report September 2024

AlphaTrak 500 Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

[9]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $124,999, which is 0.41% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(ETF): Exchange-Traded Fund

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(S&P): Standard & Poor’s

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(WI): When Issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index	91	12/20/24	$26,462,800	$570,372	$570,372

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	8	12/31/24	(879,062)	799	799
U.S. Treasury Ten-Year Ultra Bond	4	12/19/24	(473,188)	243	243

			(1,352,250)	1,042	1,042

TOTAL FUTURES CONTRACTS			$25,110,550	$571,414	$571,414

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 6

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 96.27%
ASSET-BACKED SECURITIES — 0.67%**
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[1,2]	$35,753	$33,086

Total Asset-Backed Securities
(Cost $35,754)

CORPORATES — 83.02%*
Banking — 11.21%
Bank of America Corp.
2.69%	04/22/32[3]	20,000	17,848
Bank of America Corp.
(MTN)
1.92%	10/24/31[3]	20,000	17,256
2.09%	06/14/29[3]	125,000	115,488
Bank of America Corp.,
Series N
1.66%	03/11/27[3]	13,000	12,498
HSBC Holdings PLC
(United Kingdom)
2.80%	05/24/32[3,4]	80,000	70,834
JPMorgan Chase & Co.
1.04%	02/04/27[3]	5,000	4,780
1.58%	04/22/27[3]	5,000	4,794
2.07%	06/01/29[3]	65,000	60,169
3.90%	01/23/49[3]	48,000	41,072
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[3]	5,000	4,807
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[3,4]	10,000	9,561
3.57%	11/07/28[3,4]	35,000	34,113
PNC Financial Services Group, Inc. (The)
5.07%	01/24/34[3]	15,000	15,254
6.88%	10/20/34[3]	5,000	5,731
U.S. Bancorp
4.84%	02/01/34[3]	10,000	10,000
5.85%	10/21/33[3]	15,000	16,003
Wells Fargo & Co.
5.39%	04/24/34[3]	15,000	15,583
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[3]	30,000	28,530
3.35%	03/02/33[3]	80,000	73,211

			557,532

Communications — 6.42%
AT&T, Inc.
3.55%	09/15/55	10,000	7,318
3.80%	12/01/57	28,000	21,225
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%	02/01/32	5,000	4,033
3.90%	06/01/52	5,000	3,278
5.38%	05/01/47	37,000	31,083

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Communications (continued)
Cisco Systems, Inc.
5.05%	02/26/34	$15,000	$15,760
Comcast Corp.
4.00%	11/01/49	15,000	12,531
Cox Communications, Inc.
2.60%	06/15/31[5]	25,000	21,535
Fox Corp.
6.50%	10/13/33	15,000	16,418
Meta Platforms, Inc.
5.60%	05/15/53	15,000	16,277
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[5]	15,000	12,087
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28[5]	45,500	46,044
Time Warner Cable LLC
5.50%	09/01/41	23,000	20,005
T-Mobile USA, Inc.
2.55%	02/15/31	83,000	74,014
Vodafone Group PLC
(United Kingdom)
4.25%	09/17/50[4]	21,000	17,526

			319,134

Consumer Discretionary — 3.76%
Altria Group, Inc.
3.70%	02/04/51	5,000	3,698
5.95%	02/14/49	15,000	15,753
Bacardi Ltd.
(Bermuda)
4.70%	05/15/28[4,5]	20,000	19,998
BAT Capital Corp.
4.39%	08/15/37	35,000	31,857
Choice Hotels International, Inc.
5.85%	08/01/34	10,000	10,322
Coca-Cola Co. (The)
4.65%	08/14/34	10,000	10,236
Imperial Brands Finance PLC
(United Kingdom)
4.25%	07/21/25[4,5]	35,000	34,819
JDE Peet’s NV
(Netherlands)
2.25%	09/24/31[4,5]	25,000	20,962
WarnerMedia Holdings, Inc.
5.05%	03/15/42	6,000	4,907
5.14%	03/15/52	45,000	34,729

			187,281

Diversified REITs — 4.16%
American Assets Trust LP
3.38%	02/01/31	30,000	26,136
American Tower Corp.
2.70%	04/15/31	21,000	18,777
5.55%	07/15/33	20,000	20,985
Crown Castle, Inc.
3.30%	07/01/30	50,000	46,775

See accompanying Notes to Financial Statements.

7 / Semi-Annual Report September 2024

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Diversified REITs (continued)
Digital Realty Trust LP
3.60%	07/01/29	$5,000	$4,836
Equinix, Inc.
2.50%	05/15/31	45,000	39,768
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	2,000	1,771
4.00%	01/15/30	30,000	28,628
VICI Properties LP
5.13%	05/15/32	10,000	10,057
Weyerhaeuser Co.
3.38%	03/09/33	10,000	9,141

			206,874

Electric — 9.19%
AEP Transmission Co. LLC,
Series M
3.65%	04/01/50	5,000	3,949
AEP Transmission Co. LLC,
Series N
2.75%	08/15/51	40,000	26,579
Alabama Power Co.
5.50%	03/15/41	9,000	9,306
Alliant Energy Finance LLC
1.40%	03/15/26[5]	45,000	42,763
Appalachian Power Co.
4.45%	06/01/45	10,000	8,702
Arizona Public Service Co.
3.35%	05/15/50	10,000	7,317
6.35%	12/15/32	15,000	16,500
Baltimore Gas and Electric Co.
2.90%	06/15/50	33,000	22,627
Black Hills Corp.
4.35%	05/01/33	35,000	33,607
Commonwealth Edison Co.
6.45%	01/15/38	5,000	5,750
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88%	06/15/47	5,000	4,122
Duke Energy Carolinas LLC
3.75%	06/01/45	70,000	57,885
3.88%	03/15/46	10,000	8,333
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25[5]	19,000	18,902
4.15%	04/15/25[5]	50,000	49,819
FirstEnergy Transmission LLC
5.45%	07/15/44[5]	15,000	15,208
Indianapolis Power & Light Co.
5.70%	04/01/54[5]	5,000	5,343
Interstate Power and Light Co.
2.30%	06/01/30	20,000	17,892
Narragansett Electric Co. (The)
3.40%	04/09/30[5]	10,000	9,514
PacifiCorp.
4.13%	01/15/49	30,000	24,912
Public Service Co. of New Mexico
3.85%	08/01/25	20,000	19,911

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Virginia Electric & Power Co.,
Series B
3.80%	09/15/47	$10,000	$8,120
Virginia Electric and Power Co.
2.45%	12/15/50	12,000	7,421
Xcel Energy, Inc.
4.80%	09/15/41	35,000	32,547

			457,029

Energy — 4.15%
Aker BP ASA
(Norway)
3.10%	07/15/31[4,5]	30,000	26,767
Boston Gas Co.
3.76%	03/16/32[5]	10,000	9,127
Energy Transfer LP
5.00%	05/15/50	15,000	13,563
6.13%	12/15/45	7,000	7,309
KeySpan Gas East Corp.
5.82%	04/01/41[5]	15,000	15,471
Kinder Morgan Energy Partners LP
(MTN)
6.95%	01/15/38	5,000	5,687
Kinder Morgan, Inc.
(GMTN)
7.80%	08/01/31	5,000	5,836
NGPL Pipe Co. LLC
3.25%	07/15/31[5]	20,000	17,781
4.88%	08/15/27[5]	10,000	10,051
Plains All American Pipeline LP/PAA Finance Corp.
4.50%	12/15/26	13,000	13,019
Sabine Pass Liquefaction LLC
4.20%	03/15/28	3,000	2,984
Southern Co. Gas Capital Corp.
4.40%	06/01/43	10,000	8,971
5.88%	03/15/41	15,000	16,135
Southern Natural Gas Co. LLC
4.80%	03/15/47[5]	15,000	13,403
TransCanada PipeLines Ltd.
(Canada)
4.63%	03/01/34[4]	25,000	24,687
5.00%	10/16/43[4]	5,000	4,800
Williams Cos., Inc. (The)
3.50%	10/15/51	15,000	10,906

			206,497

Finance — 9.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00%	10/29/28[4]	15,000	14,175
3.30%	01/30/32[4]	28,000	25,254
3.88%	01/23/28[4]	4,000	3,934
Air Lease Corp.
3.63%	12/01/27	19,000	18,589
American Express Co.
6.49%	10/30/31[3]	20,000	22,129

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 8

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Finance (continued)
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[4,5]	$3,000	$2,801
2.75%	02/21/28[4,5]	10,000	9,339
4.38%	05/01/26[4,5]	10,000	9,911
Capital One Financial Corp.
3.27%	03/01/30[3]	10,000	9,409
Citigroup, Inc.
2.52%	11/03/32[3]	40,000	34,720
2.57%	06/03/31[3]	50,000	45,012
2.98%	11/05/30[3]	1,000	930
Discover Financial Services
6.70%	11/29/32	20,000	22,003
Goldman Sachs Group, Inc. (The)
1.99%	01/27/32[3]	25,000	21,401
2.60%	02/07/30	80,000	73,454
LSEGA Financing PLC
(United Kingdom)
2.00%	04/06/28[4,5]	20,000	18,528
Mastercard, Inc.
4.55%	01/15/35	15,000	15,079
Morgan Stanley
1.59%	05/04/27[3]	25,000	23,936
Morgan Stanley
(GMTN)
2.24%	07/21/32[3]	45,000	38,758
3.77%	01/24/29[3]	20,000	19,677
Morgan Stanley
(MTN)
1.93%	04/28/32[3]	25,000	21,222
Pipeline Funding Co. LLC
7.50%	01/15/30[5]	24,363	26,340
Raymond James Financial, Inc.
3.75%	04/01/51	10,000	7,860

			484,461

Food — 1.48%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
(Luxembourg)
6.50%	12/01/52[4]	15,000	16,005
Kraft Heinz Foods Co.
4.63%	10/01/39	10,000	9,573
Pilgrim’s Pride Corp.
3.50%	03/01/32	30,000	26,685
Smithfield Foods, Inc.
2.63%	09/13/31[5]	25,000	21,204

			73,467

Health Care — 12.83%
Alcon Finance Corp.
2.60%	05/27/30[5]	30,000	27,414
Amgen, Inc.
4.40%	05/01/45	5,000	4,493
4.88%	03/01/53	10,000	9,415
5.65%	03/02/53	5,000	5,266

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
5.75%	03/02/63	$10,000	$10,557
Barnabas Health, Inc.,
Series 2012
4.00%	07/01/28	5,000	4,817
Baxter International, Inc.
3.95%	04/01/30	10,000	9,782
Bayer U.S. Finance II LLC
4.38%	12/15/28[5]	15,000	14,801
4.88%	06/25/48[5]	17,000	14,757
Bristol-Myers Squibb Co.
5.20%	02/22/34	30,000	31,654
Centene Corp.
3.00%	10/15/30	11,000	9,851
Children’s Hospital Medical Center
2.82%	11/15/50	20,000	13,696
Cigna Group (The)
5.40%	03/15/33	5,000	5,250
CommonSpirit Health
2.78%	10/01/30	5,000	4,549
CVS Health Corp.
5.05%	03/25/48	18,000	16,446
5.70%	06/01/34	28,000	29,218
Elanco Animal Health, Inc.
6.65%	08/28/28	5,000	5,196
HCA, Inc.
5.25%	06/15/49	30,000	28,587
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%	06/15/34[5]	15,000	15,607
Humana, Inc.
5.38%	04/15/31	25,000	25,889
Illumina, Inc.
2.55%	03/23/31	20,000	17,413
IQVIA, Inc.
6.25%	02/01/29	10,000	10,637
Mass General Brigham, Inc.,
Series 2020
3.34%	07/01/60	10,000	7,280
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75%	05/19/33[4]	5,000	5,105
Revvity, Inc.
2.55%	03/15/31	25,000	21,896
Roche Holdings, Inc.
4.59%	09/09/34[5]	15,000	15,153
5.59%	11/13/33[5]	15,000	16,275
Royalty Pharma PLC
(United Kingdom)
1.75%	09/02/27[4]	45,000	41,947
Sharp HealthCare,
Series 20B
2.68%	08/01/50	50,000	34,248
Smith & Nephew PLC
(United Kingdom)
2.03%	10/14/30[4]	30,000	26,082

See accompanying Notes to Financial Statements.

9 / Semi-Annual Report September 2024

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70%	03/15/31[4]	$15,000	$13,368
Thermo Fisher Scientific, Inc.
5.09%	08/10/33	10,000	10,467
UnitedHealth Group, Inc.
3.70%	08/15/49	10,000	8,062
4.25%	04/15/47	15,000	13,287
5.15%	07/15/34	35,000	36,533
Universal Health Services, Inc.
1.65%	09/01/26	40,000	37,898
West Virginia United Health System Obligated Group,
Series 2020
3.13%	06/01/50	35,000	24,605
Zoetis, Inc.
5.60%	11/16/32	10,000	10,718

			638,219

Health Care REITs — 0.76%
DOC DR LLC
2.63%	11/01/31	10,000	8,733
Healthcare Realty Holdings LP
3.63%	01/15/28	30,000	28,899

			37,632

Hotel & Resort REITs — 0.37%
Host Hotels & Resorts LP,
Series I
3.50%	09/15/30	20,000	18,539

Industrial REITs — 0.46%
Americold Realty Operating Partnership LP
5.41%	09/12/34	10,000	10,035
LXP Industrial Trust
2.38%	10/01/31	5,000	4,193
2.70%	09/15/30	10,000	8,902

			23,130

Industrials — 3.22%
Amcor Finance USA, Inc.
5.63%	05/26/33	20,000	21,114
Amcor Flexibles North America, Inc.
2.63%	06/19/30	5,000	4,500
BAE Systems Holdings, Inc.
3.85%	12/15/25[5]	20,000	19,808
Berry Global, Inc.
1.57%	01/15/26	28,000	26,955
Boeing Co. (The)
5.81%	05/01/50	10,000	9,668
5.93%	05/01/60	12,000	11,528
6.53%	05/01/34[5]	5,000	5,366
CCL Industries, Inc.
(Canada)
3.05%	06/01/30[4,5]	25,000	22,973
Northrop Grumman Corp.
5.15%	05/01/40	5,000	5,089

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Industrials (continued)
Sealed Air Corp.
1.57%	10/15/26[5]	$20,000	$18,792
Sonoco Products Co.
3.13%	05/01/30	10,000	9,321
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63%	04/28/26[4,5]	5,000	4,935

			160,049

Information Technology — 4.87%
Atlassian Corp.
5.50%	05/15/34	20,000	20,953
Broadcom, Inc.
2.60%	02/15/33[5]	25,000	21,435
Cadence Design Systems, Inc.
4.70%	09/10/34	20,000	20,124
CDW LLC/CDW Finance Corp.
3.28%	12/01/28	25,000	23,727
Constellation Software, Inc.
(Canada)
5.46%	02/16/34[4,5]	20,000	20,958
Fiserv, Inc.
2.65%	06/01/30	15,000	13,686
Intel Corp.
3.25%	11/15/49	5,000	3,373
5.70%	02/10/53	5,000	4,913
Micron Technology, Inc.
2.70%	04/15/32	25,000	21,871
Open Text Corp.
(Canada)
6.90%	12/01/27[4,5]	17,000	17,948
Oracle Corp.
3.60%	04/01/50	45,000	34,275
3.95%	03/25/51	12,000	9,671
Take-Two Interactive Software, Inc.
4.00%	04/14/32	15,000	14,391
Uber Technologies, Inc.
4.80%	09/15/34	15,000	14,992

			242,317

Insurance — 4.75%
Allstate Corp. (The)
3.85%	08/10/49	20,000	16,406
Aon Corp./Aon Global Holdings PLC

3.90%	02/28/52	15,000	12,013
Arthur J Gallagher & Co.
3.05%	03/09/52	10,000	6,642
6.50%	02/15/34	10,000	11,169
Athene Global Funding
1.61%	06/29/26[5]	15,000	14,285
1.99%	08/19/28[5]	10,000	9,086
Farmers Insurance Exchange
4.75%	11/01/57[3,5]	35,000	28,828
Guardian Life Insurance Co. of America (The)
3.70%	01/22/70[5]	45,000	32,926

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 10

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Insurance (continued)
MMI Capital Trust I,
Series B
7.63%	12/15/27	$25,000	$26,926
Nationwide Mutual Insurance Co.
7.50%	12/15/24[3,5]	45,000	45,126
New York Life Insurance Co.
3.75%	05/15/50[5]	15,000	12,067
Willis North America, Inc.
5.35%	05/15/33	20,000	20,600

			236,074

Materials — 0.28%
International Flavors & Fragrances, Inc.
1.23%	10/01/25[5]	5,000	4,828
5.00%	09/26/48	10,000	9,213

			14,041

Office REITs — 1.18%
Boston Properties LP
2.55%	04/01/32	10,000	8,338
3.40%	06/21/29	5,000	4,680
Hudson Pacific Properties LP
3.95%	11/01/27	10,000	9,067
Kilroy Realty LP
2.50%	11/15/32	15,000	12,037
Piedmont Operating Partnership LP
2.75%	04/01/32	30,000	24,363

			58,485

Residential REITs — 0.76%
American Homes 4 Rent LP
2.38%	07/15/31	15,000	12,924
Essex Portfolio LP
2.65%	03/15/32	5,000	4,357
5.50%	04/01/34	15,000	15,608
Invitation Homes Operating Partnership LP
5.50%	08/15/33	5,000	5,174

			38,063

Retail — 0.19%
Lowe’s Cos., Inc.
5.75%	07/01/53	5,000	5,287
McDonald’s Corp.
(MTN)
4.20%	04/01/50	5,000	4,327

			9,614

Services — 0.90%
Global Payments, Inc.
4.45%	06/01/28	30,000	29,907
RELX Capital, Inc.
4.00%	03/18/29	10,000	9,914
Worldline SA
(France)
0.00%	07/30/26[4,6]	50	5,085

			44,906

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Specialized REITs — 0.68%
CubeSmart LP
4.38%	02/15/29	$5,000	$4,975
Extra Space Storage LP
2.20%	10/15/30	15,000	13,151
NNN REIT, Inc.
5.60%	10/15/33	15,000	15,717

			33,843

Transportation — 1.66%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28	19,021	17,792
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32	11,891	10,614
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00%	11/15/32	23,129	22,088
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88%	10/07/28	6,664	6,239
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36	24,441	25,693

			82,426

Total Corporates (Cost $4,484,251)			4,129,613

MORTGAGE-BACKED — 0.64%**

Non-Agency Commercial Mortgage-Backed — 0.07%
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.78%	09/10/47[1,2,3]	72,966	1
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.81%	12/10/47[3]	231,049	4
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.55%	08/10/43[3,5]	1,217,325	3,475
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.35%	08/10/49[1,2,3,5]	145,683	150

			3,630

U.S. Agency Commercial Mortgage-Backed — 0.42%
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19%	09/16/51[3]	489,040	19,441
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.33%	01/16/53[3]	132,429	1,314

			20,755

See accompanying Notes to Financial Statements.

11 / Semi-Annual Report September 2024

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 0.15%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.61%	11/25/41[7]	$17,592	$1,448
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50%	06/25/42	6,926	6,088

			7,536

Total Mortgage-Backed (Cost $128,855)			31,921

MUNICIPAL BONDS — 2.55%*

California — 0.92%
Los Angeles Department of Airports Revenue Bonds, Port, Airport and Marina Improvements, Series A
3.89%	05/15/38	15,000	14,069
San Francisco City & County Airport Commercial-San Francisco International Airport Revenue Bonds, Series C
3.05%	05/01/34	35,000	31,502

			45,571

Florida — 0.29%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series D
3.50%	10/01/31	15,000	14,291

Maryland — 0.21%
Maryland Economic Development Corp. Revenue Bonds, School Improvements
5.43%	05/31/56	10,000	10,414

Massachusetts — 0.18%
Massachusetts School Building Authority Revenue Bonds, Series B
2.97%	10/15/32	10,000	9,122

New York — 0.95%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements
3.73%	08/01/29	5,000	4,931
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series E
1.97%	02/01/33	20,000	16,645
New York State Urban Development Corp. Revenue Bonds, Transit Improvements, Series B
2.54%	03/15/34	10,000	8,675
2.59%	03/15/35	20,000	17,028

			47,279

Total Municipal Bonds (Cost $139,166)			126,677

U.S. TREASURY SECURITIES — 9.39%

U.S. Treasury Bonds — 7.33%
U.S. Treasury Bonds (WI)
4.25%	08/15/54	357,000	364,698

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes — 2.06%
U.S. Treasury Notes
3.50%	09/30/26	$30,000	$29,916
3.88%	08/15/34	68,000	68,494
U.S. Treasury Notes (WI)
4.00%	08/31/26	4,000	4,006

			102,416

Total U.S. Treasury Securities (Cost $462,695)			467,114

Total Bonds — 96.27% (Cost $5,250,721)			4,788,411

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 2.97%

Money Market Funds — 2.97%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[8]		28,802	28,802
TCW Central Cash Fund
0.04%[8,9]		119,000	119,000

Total Short-Term Investments (Cost $147,802)			147,802

Total Investments - 99.24% (Cost $5,398,523)			4,936,213

Cash and Other Assets, Less Liabilities - 0.76%			37,808

Net Assets - 100.00%			$4,974,021

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[2]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $33,237, which is 0.67% of total net assets.
[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	Foreign denominated security issued by foreign domiciled entity.
[5]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[6]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[7]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[8]	Represents the current yield as of September 30, 2024.
[9]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 12

Corporate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(EUR): Euro

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(WI): When Issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 300	USD 328	Bank of America N.A.	10/11/24	$7

USD 5,477	EUR 5,000	Citibank N.A.	10/11/24	(107)

NET UNREALIZED DEPRECIATION				$(100)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	12	12/31/24	$2,498,906	$6,678	$6,678

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	1	12/19/24	(118,297)	152	152

TOTAL FUTURES CONTRACTS			$2,380,609	$6,830	$6,830

		Received by the Fund		Paid by the Fund

Description	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	12/20/53	USD-SOFR-COMPOUND	Annual	3.52%	Annual	$77	$(1,900)	$—	$(1,900)

TOTAL SWAPS CONTRACTS						$77	$(1,900)	$—	$(1,900)

[1]	Centrally cleared.

See accompanying Notes to Financial Statements.

13 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 94.82%

ASSET-BACKED SECURITIES — 0.99%**
AMMC CLO 18 Ltd.,
Series 2016-18A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.93%	05/26/31[1,2,3]	$915,000	$915,119
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97%	01/15/37[1,2,3]	750,000	753,517
CIFC Funding Ltd.,
Series 2022-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.60%	04/19/35[1,2,3]	500,000	499,510
Elmwood CLO 15 Ltd.,
Series 2022-2A, Class A1
(United Kingdom)
(CME Term SOFR 3-Month plus 1.34%)
6.62%	04/22/35[1,2,3]	250,000	250,443
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(United Kingdom)
(CME Term SOFR 3-Month plus 3.25%)
8.35%	11/09/36[1,3]	500,000	504,975

Total Asset-Backed Securities

(Cost $2,888,333)			2,923,564

BANK LOANS — 89.92%*
Automotive — 0.33%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.51%	03/30/27[1]	976,561	967,865

Communications — 4.94%
Altice Financing SA,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 5.00%)
10.30%	10/31/27[1,2]	924,133	842,116
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	12/17/27[1]	1,082,928	1,082,760
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.44%	04/15/27[1]	1,021,973	938,028
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
10.50%	05/01/26[1,4]	350,844	1,930
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.76%	07/01/31[1]	1,250,000	1,260,937

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
Lorca Telecom Bidco SA,
Term Loan B4, 1st Lien
(SOFR plus 3.50%)
8.10%	03/25/31[1]	$1,180,729	$1,184,909
NEP Group, Inc.,
Term Loan
(SOFR plus 4.11%)
9.36%	08/19/26[1]	503,318	483,815
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.36%	08/19/26[1,5]	988,739	951,043
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
11.72%	10/19/26[1]	440,000	361,020
Neptune Bidco U.S., Inc.,
Term Loan A, 1st Lien
(SOFR plus 4.85%)
10.15%	10/11/28[1]	567,813	532,466
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.80%	08/15/28[1]	1,481,250	1,114,641
Planet U.S. Buyer LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.60%	02/07/31[1]	476,982	478,413
Red Ventures LLC,
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
7.85%	03/04/30[1]	239,411	237,338
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25[1]	1,276,674	1,281,992
United Talent Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.87%	07/07/28[1]	982,405	986,089
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66%	03/31/31[1]	1,200,000	1,147,668
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[1]	1,385,276	1,269,405
(SOFR plus 4.25%)
9.10%	03/09/27[1]	487,500	450,725

			14,605,295

Consumer Discretionary — 4.16%
ABG Intermediate Holdings 2 LLC,
Term Loan B1, 1st Lien
(SOFR plus 1.75%)
7.57%	12/21/28[1]	537,254	538,412

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 14

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.76%)
8.37%	11/24/27[1]	$1,374,823	$1,331,358
BRE/Everbright M6 Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.06%	09/09/26[1]	1,000,000	1,004,380
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[1]	1,736,901	1,424,259
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[1,6]	503,366	265,525
Crocs, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.85% - 7.10%	02/20/29[1]	320,680	322,445
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 2.10%)
6.95%	11/19/26[1]	947,368	939,079
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.32%	01/24/29[1,2]	988,750	812,629
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[1]	1,100,000	684,123
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[1]	2,261,170	2,261,057
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.75%)
8.87%	07/12/29[1,2]	1,353,825	1,357,636
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
6.96%	07/03/28[1]	238,637	239,258
Tecta America Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.96%	04/10/28[1]	249,356	250,836
(SOFR plus 4.25%)
9.21%	04/10/28[1]	855,377	860,453

			12,291,450

Diversified REITs — 0.25%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	01/25/31[1]	750,000	751,054

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Electric — 3.82%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[1]	$1,875,000	$1,877,681
Calpine Construction Finance Co. LP,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.21%	07/31/30[1]	235,778	234,501
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 2.00%)
6.85%	01/31/31[1]	184,576	184,134
Term Loan B5, 1st Lien
(SOFR plus 2.00%)
6.85%	12/16/27[1]	714,286	712,279
Carroll County Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	06/30/31[1]	1,126,015	1,130,237
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	04/14/29[1]	1,205,592	1,214,845
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[1]	1,467,137	1,481,808
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.09%	10/01/27[1]	925,926	928,111
Hamilton Projects Acquiror LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	05/31/31[1]	997,500	1,005,979
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
9.30%	08/06/29[1]	700,630	706,760
Term Loan C, 1st Lien
(SOFR plus 4.25%)
9.10%	08/06/29[1]	153,102	154,442
Red Oak Power LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.84%	10/01/30[1]	391,667	389,873
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	706,658	710,043
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	43,342	43,549

See accompanying Notes to Financial Statements.

15 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
Talen Energy Supply LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.60%	05/17/30[1]	$272,738	$273,915
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.60%	05/17/30[1]	223,810	224,775

			11,272,932

Energy — 2.13%
Apro LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.87%	07/09/31[1]	458,333	460,483
Bip Pipeco Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.82%	12/05/30[1]	578,550	579,345
ChampionX Corp.,
Term Loan B2, 1st Lien
(SOFR plus 2.85%)
7.70%	06/07/29[1]	495,000	496,547
ITT Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.10%)
8.15%	10/11/30[1]	1,303,935	1,307,195
NGP XI Midstream Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	07/25/31[1]	425,000	425,531
Oregon Clean Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
9.10%	07/12/30[1]	1,228,600	1,236,064
TMS International Corp.,
Term Loan B6, 1st Lien
(SOFR plus 3.75%)
8.60% - 9.00%	03/02/30[1]	684,642	687,316
WaterBridge Midstream Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.39%	06/27/29[1]	650,000	629,340
Waterbridge NDB Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.60%	05/10/29[1]	466,667	466,450

			6,288,271

Entertainment — 1.67%
Banijay Entertainment SAS,
Term Loan B, 1st Lien (France)
(LIBOR plus 3.75%)
8.61%	03/01/25[1,2]	677,013	679,341

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Entertainment (continued)
Formula One Management Ltd.,
Term Loan B1, 1st Lien (Luxembourg)
(SOFR plus 2.00%)
6.96%	09/10/31[1,2]	$911,111	$912,724
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.00%)
6.96%	09/10/31[1,2]	455,556	456,362
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31[1]	1,200,000	1,195,128
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.71%	05/18/25[1]	1,685,385	1,688,545

			4,932,100

Finance — 3.40%
AAL Delaware Holdco, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	07/30/31[1]	1,237,179	1,244,336
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.96%	06/22/28[1]	992,500	995,716
Blackhawk Network Holdings, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 5.00%)
9.85%	03/12/29[1]	748,125	752,333
Chrysaor Bidco SARL,
Delayed-Draw Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
8.32%	05/14/31[1,2]	21,408	21,521
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.50%)
8.32%	07/17/31[1,2]	289,479	290,999
Cpv Fairview LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/14/31[1]	356,707	358,564
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	04/09/27[1]	968,243	949,904
Term Loan B, 2nd Lien
(SOFR plus 7.01%)
11.62%	04/07/28[1]	250,000	245,704
FinCo I LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.17%	06/27/29[1]	222,626	223,414
(SOFR plus 3.00%)
8.26%	06/27/29[1]	513,500	515,318

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 16

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Finance (continued)
Guardian U.S. Holdco,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.10%	01/31/30[1]	$736,253	$732,800
Guggenheim Partners Investment Management Holdings
LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.85%	12/12/29[1]	736,875	739,439
HDI Aerospace Intermediate Holding III Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.35%	09/19/31[1]	333,333	331,042
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28[1]	1,293,895	1,294,186
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien (Ireland)
(SOFR plus 1.75%)
6.35%	11/06/28[1,2]	600,833	604,964
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	01/27/31[1]	748,125	748,806

			10,049,046

Food — 3.68%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25[1]	484,446	471,124
(SOFR plus 4.86%)
9.71%	10/01/25[1]	485,000	472,068
Term Loan, 2nd Lien
(SOFR plus 7.86%)
12.71%	10/01/26[1]	870,000	769,950
Aramark Services, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
6.85%	04/06/28[1]	1,000,000	1,003,000
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.21%	10/25/27[1]	712,684	715,535
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
9.16%	06/09/28[1]	1,446,367	1,372,696
Sigma Bidco BV,
Term Loan B10, 1st Lien
(SOFR plus 4.41%)
9.77%	01/03/28[1]	1,150,047	1,147,276

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Food (continued)
Simply Good Foods USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.60%)
7.46%	03/17/27[1]	$651,140	$653,715
Snacking Investments Bidco,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.84%	12/18/26[1]	1,331,508	1,338,997
Solina Group Services,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.70%	03/07/29[1]	476,080	478,757
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31[1]	1,745,625	1,754,353
UTZ Quality Foods LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.35%	01/20/28[1]	696,896	698,530

			10,876,001

Gaming — 2.52%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.60%	02/06/31[1]	517,400	518,169
7.80%	02/06/30[1]	425,250	426,079
Flutter Entertainment PLC,
Term Loan B, 1st Lien (Ireland)
(SOFR plus 2.00%)
6.60%	11/29/30[1,2]	1,260,818	1,263,743
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(SOFR plus 2.60%)
7.86%	03/29/27[1]	1,693,125	1,701,057
J&J Ventures Gaming LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.21%	04/26/28[1]	746,873	745,630
Light & Wonder International, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 2.25%)
7.33%	04/14/29[1]	781,600	782,366
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
8.89%	08/01/30[1,2]	1,012,900	1,013,214
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	05/03/29[1]	977,500	980,863

			7,431,121

See accompanying Notes to Financial Statements.

17 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care — 13.13%
Accent Care,
Term Loan
(SOFR plus 5.50%)
10.69%	06/20/28[1]	$616,653	$625,903
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.60%	12/23/27[1]	1,517,428	1,521,692
Auris Luxembourg III SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.68%)
9.56%	02/27/29[1,2]	1,242,050	1,243,993
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.27%	05/10/27[1,2]	752,427	750,651
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
8.85%	09/29/28[1,2]	238,149	238,299
Bella Holding Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.85%)
8.70%	05/10/28[1]	729,107	730,018
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.03%	02/22/28[1]	985,953	986,417
Term Loan B4, 1st Lien
(SOFR plus 3.00%)
7.92%	02/22/28[1]	1,032,311	1,034,247
Certara Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.85%	06/26/31[1]	577,296	578,739
Charlotte Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	02/11/28[1]	1,563,097	1,577,017
Concentra Health Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.10%	07/26/31[1]	620,833	620,445
Curia Global, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.10%	08/30/26[1]	1,346,264	1,285,366
Curium Bidco SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.00%)
8.60%	07/31/29[1,2]	990,013	994,547
Dermatology Intermediate Holdings III, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.50%)
10.55%	03/30/29[1]	199,000	195,020

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	03/30/29[1]	$893,785	$854,043
eResearch Technology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.85%	02/04/27[1]	1,470,456	1,478,470
Financiere Mendel,
Term Loan B, 1st Lien (France)
(SOFR plus 3.25%)
8.35%	11/08/30[1,2]	817,227	819,610
HAH Group Holding Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.00%)
9.86%	09/24/31[1]	666,667	659,273
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.35%	04/28/28[1]	971,927	956,842
Inception Finco SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.50%)
9.10%	04/18/31[1,2]	881,125	888,284
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[1,2]	1,042,612	1,042,705
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.61%)
9.46%	12/16/28[1]	1,313,359	1,312,814
Midwest Veterinary Partners LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.87%	04/27/28[1]	872,783	873,966
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[1]	1,246,875	1,181,028
Napa Management Services Corp.,
Term Loan B, 1st Lien
(SOFR plus 5.35%)
10.20%	02/23/29[1]	1,106,845	1,045,509
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
10.10%	05/14/29[1]	937,500	941,044
Option Care Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.30%	10/27/28[1]	540,901	543,494
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.46%	05/14/31[1]	995,161	995,161

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 18

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Pacific Dental Services LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.85%	03/15/31[1]	$970,125	$970,731
Parexel International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.05%	11/15/28[1]	1,871,058	1,873,537
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.70%	02/01/28[1]	1,133,960	1,093,682
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.20%	04/20/29[1]	1,047,765	1,048,640
Pluto Acquisition I, Inc.,
Term Loan FLSO, 1st Lien
(SOFR plus 4.00%)
9.13%	09/20/28[1]	720,766	661,905
Term Loan, 1st Lien
(SOFR plus 5.60%)
10.35%	06/20/28[1]	500,000	507,500
Resonetics LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.71%	06/18/31[1]	1,175,000	1,177,937
RXB Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.61%)
9.47%	12/20/27[1]	493,622	494,704
(SOFR plus 5.25%)
10.10%	12/20/27[1]	697,527	700,143
Sharp Services LLC,
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	12/31/28[1]	1,218,324	1,219,847
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	05/30/31[1]	318,182	317,585
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[1]	512,071	498,982
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
9.96%	06/20/28[1]	182,466	167,047
VetStrategy Canada Holdings,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.39%	12/12/28[1,2]	1,316,324	1,319,892

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Vizient, Inc.,
Term Loan B8, 1st Lien
(SOFR plus 2.00%)
6.85%	08/01/31[1]	$750,000	$752,250

			38,778,979

Hotel & Resort REITs — 0.35%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.36%	06/30/31[1]	1,033,333	1,033,979

Industrial REITs — 0.16%
Avison Second Out,
Term Loan
(SOFR plus 8.26%)
13.58%	03/12/29[1]	481,373	379,081
Avison Third Out,
Term Loan
(SOFR plus 8.26%)
13.58%	03/12/29[1]	161,629	94,149

			473,230

Industrials — 12.55%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/19/31[1]	1,125,000	1,127,964
Anchor Packaging LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.60%	07/18/29[1]	300,574	302,008
Arcline FM Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.57% -9.74%	06/23/28[1]	1,448,980	1,453,639
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[1]	713,909	697,732
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.55%	05/13/29[1]	1,390,796	1,399,238
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.85%	12/11/28[1]	1,279,778	1,281,781
Bleriot U.S. Bidco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.85%	10/31/30[1]	1,097,415	1,100,158
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	07/02/29[1]	1,446,725	1,448,982

See accompanying Notes to Financial Statements.

19 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Convergint Technologies,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	03/31/28[1]	$483,766	$483,314
DG Investment Intermediate Holdings 2, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[1]	26,042	26,017
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[1]	323,958	323,656
Term Loan, 2nd Lien
(SOFR plus 6.86%)
11.71%	03/30/29[1]	550,000	518,719
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/26/29[1]	1,729,767	1,738,727
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
8.62%	07/12/28[1]	984,644	987,928
Engineering Research and Consulting LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.06%	08/15/31[1]	1,405,178	1,396,396
Filtration Group Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.46%	10/21/28[1]	1,003,441	1,004,901
Gates Corp.,
Term Loan B4, 1st Lien
(SOFR plus 2.25%)
7.30%	11/16/29[1]	490,000	491,225
Gopher Resource LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.21%	03/06/25[1]	986,536	962,953
Graham Packaging Co., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.56%	08/04/27[1]	706,184	706,300
Innio Group Holding GmbH,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.54%	11/02/28[1]	746,250	750,295
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.26%)
9.32%	08/14/26[1,4,7]	1,779,295	1,761,689
MI Windows and Doors LLC,
Term Loan B2, 1st Lien
(SOFR plus 3.50%)
8.35%	03/28/31[1]	998,125	1,001,104

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.12%	04/15/28[1]	$147,947	$117,396
Minimax Viking GmbH - MX Holdings U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.71%	07/31/28[1]	470,854	473,013
Nvent Electric Public Ltd. Co.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.36%	09/12/31[1]	700,000	700,147
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.55%	09/24/28[1]	1,144,544	1,145,614
Patriot Container Corp.,
Term Loan, 2nd Lien
(SOFR plus 7.75%)
12.81%	03/20/26[1]	125,000	122,604
Peacock Merger Corp.,
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.12%	12/29/28[1]	1,116,500	1,033,359
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	08/03/26[1]	481,250	449,569
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(SOFR plus 5.00%)
10.25%	10/02/28[1,6]	452,310	461,499
Term Loan A1, 1st Lien
(SOFR plus 4.60%)
9.19%	10/02/28[1,6]	1,131	911
Pro Mach Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.52%	08/31/28[1]	385,174	386,887
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.12% - 9.30%	09/15/28[1]	1,309,287	1,312,888
Resideo Funding, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.86%	02/11/28[1]	292,778	294,242
Roehm Holding GmbH,
Term Loan B, 1st Lien (Germany)
(SOFR plus 5.00%)
9.47%	07/31/26[1,2]	997,494	942,632
SPX Flow, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.55%	04/05/29[1]	1,172,576	1,175,390

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 20

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Standard Industries, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.92%	09/22/28[1]	$324,205	$325,270
TK Elevator Midco Gmbh,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.59%	04/30/30[1]	661,679	663,747
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.35%	08/24/28[1]	1,729,428	1,730,647
Vantage Elevator Solutions,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.72%	11/19/28[1]	1,946,316	1,881,844
Verde Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.10%	11/30/30[1]	997,500	990,537
Windsor Holdings III LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.96%	08/01/30[1]	657,204	661,138
Wrench Group LLC,
Term Loan, 1st Lien
(SOFR plus 4.26%)
8.87%	10/30/28[1]	1,247,937	1,249,241

			37,083,301

Information Technology — 15.18%
Amentum Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.11%	09/29/31[1]	1,410,976	1,408,330
Applovin Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	08/16/30[1]	1,574,521	1,575,261
Azalea TopCo, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	04/30/31[1]	772,727	771,970
Barracuda Parent LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
9.79%	08/15/29[1]	773,541	753,935
Bep Intermediate Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	04/25/31[1]	742,326	746,037
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.01%	07/30/31[1]	745,000	744,408

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Term Loan, 2nd Lien
(SOFR plus 5.75%)
11.01%	07/03/32[1]	$750,000	$739,376
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	01/29/27[1]	735,136	733,603
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.01%)
9.07%	01/29/27[1]	962,500	645,905
Cloud Software Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.97%	03/30/29[1]	933,901	931,174
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.10%	12/12/29[1]	1,545,054	1,554,015
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25[1]	2,631,501	2,518,741
Epicor Software Corp.,
Term Loan, 1st Lien
(SOFR plus 3.25%)
8.10%	05/30/31[1,8]	714,823	716,199
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	04/17/28[1]	1,463,028	1,468,777
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.70%	10/01/27[1]	451,248	430,660
Genesys Cloud Services Holdings II LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.85%	12/01/27[1]	300,460	301,412
(SOFR plus 3.86%)
8.71%	12/01/27[1]	746,250	747,746
Go Daddy Operating Co., LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.85%	11/09/29[1]	624,374	624,464
Idemia America Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.94%	09/30/28[1]	439,787	441,643
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28[1]	1,425,000	1,422,627

See accompanying Notes to Financial Statements.

21 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Instructure Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.85%	09/11/31[1]	$543,478	$539,910
(SOFR plus 3.01%)
8.07%	10/30/28[1]	248,092	248,557
Iron Mountain Information Management LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	01/31/31[1]	1,111,651	1,106,788
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	02/06/31[1]	2,431,406	2,452,681
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
6.71%	02/13/27[1]	500,000	499,375
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28[1]	791,144	787,073
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.25%)
7.10%	01/31/30[1,2]	1,091,701	1,096,974
Peraton Corp.,
Term Loan, 2nd Lien
(SOFR plus 7.85%)
12.97%	02/01/29[1]	248,837	234,296
Plano Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/30/31[1]	352,134	353,014
Planview Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.75%)
9.03%	12/17/27[1]	498,750	499,690
Playtika Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.71%	03/13/28[1]	1,465,898	1,458,151
Plusgrade, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.50%)
9.52%	03/04/31[1,2]	1,123,040	1,125,848
Project Boost Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.79%	07/16/31[1]	1,121,108	1,121,904
Pushpay USA, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.10%	08/08/31[1]	650,000	650,813

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Quartz AcquireCo LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.35%	06/28/30[1]	$1,456,623	$1,459,361
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28[1]	659,589	641,120
Term Loan, 2nd Lien
(SOFR plus 6.50%)
11.42%	04/23/29[1]	600,000	579,000
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	04/05/30[1]	1,361,896	1,362,904
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[1]	357,917	332,193
Severin Acquisition, LLC,
Term Loan, 1st Lien
(SOFR plus 3.00%)
8.25%	08/01/27[1]	744,375	745,540
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.45%	10/09/29[1]	591,291	593,461
SS&C Technologies Holdings, Inc.,
Term Loan B8, 1st Lien
(SOFR plus 2.00%)
6.85%	05/09/31[1]	694,621	695,389
StubHub Holdco Sub LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/15/30[1]	1,339,864	1,340,976
Tempo Acquisition LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.25%)
7.10%	08/31/28[1]	1,227,289	1,229,295
TripAdvisor, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	07/08/31[1]	726,563	726,334
Ultra Clean Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	02/27/28[1]	1,481,250	1,489,278
Waystar Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	10/22/29[1]	269,398	269,905

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 22

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[1]	$1,913,199	$1,909,612

			44,825,725

Insurance — 2.00%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.21%	11/06/30[1]	1,425,941	1,414,804
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.21%	02/19/28[1]	395,929	395,743
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.95%	08/19/28[1]	753,859	742,686
Term Loan B12, 1st Lien
(SOFR plus 4.25%)
9.10%	09/19/30[1]	412,902	406,257
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[1]	821,757	822,029
Term Loan B9, 1st Lien
(SOFR plus 3.36%)
8.41%	07/31/27[1]	317,946	314,016
HUB International Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.26%	06/20/30[1]	748,125	747,878
OneDigital Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	07/02/31[1]	353,281	350,927
Sedgwick Claims Management Services, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.25%	07/31/31[1]	725,000	724,478

			5,918,818

Materials — 3.82%
Amer Rock Salt Co. LLC,
Delayed-Draw Term Loan
(SOFR plus 4.00%)
9.00%	06/12/28[1]	352,857	352,857
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.32%	06/12/28[1]	331,547	331,547
Archroma Finance Sarl,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
10.80%	06/30/27[1]	992,478	990,309

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Materials (continued)
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[1]	$498,741	$499,676
Ecovyst Catalyst Technologies LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.50%	06/12/31[1]	768,458	764,796
Element Solutions, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 1.00%)
6.82%	12/18/30[1]	859,791	861,188
HB Fuller Co.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	02/15/30[1]	784,245	786,700
Hexion Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.55%	03/15/29[1]	797,959	793,187
Loparex Midco BV,
Term Loan, 1st Lien (Netherlands)
(SOFR plus 6.00%)
11.20%	02/01/27[1,2]	3,017	3,144
Madison Safety & Flow LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	09/26/31[1]	200,000	200,188
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.45%	05/06/27[1]	1,125,000	1,116,563
Nouryon Finance BV,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.63%	04/03/28[1]	1,113,771	1,116,906
Paint Intermediate III LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.85%	09/11/31[1]	400,000	399,876
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.96%	12/15/25[1]	1,431,742	1,409,672
Potters Industries LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
8.60%	12/14/27[1]	445,901	448,781
SCIH Salt Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.76%	03/16/27[1]	1,190,955	1,192,241

			11,267,631

See accompanying Notes to Financial Statements.

23 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail — 2.11%
BJ’s Wholesale Club, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.96%	02/05/29[1]	$400,000	$403,126
Dave & Buster’s, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.21%	09/29/31[1]	474,490	470,931
EG America LLC,
Term Loan BC, 1st Lien
(SOFR plus 5.61%)
10.76%	02/07/28[1]	193,636	193,797
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.88%	03/15/28[1]	1,223,964	1,230,849
MIC Glen LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.36%)
9.21%	07/21/28[1]	497,500	500,609
Term Loan, 1st Lien
(SOFR plus 3.61%)
8.46%	07/21/28[1]	204,022	204,486
Pacific Bells LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.10%	11/10/28[1]	496,174	497,260
Peer Holding III BV,
Term Loan B4, 1st Lien (Netherlands)
(SOFR plus 3.25%)
5.94%	10/28/30[1,2]	1,468,524	1,475,412
Staples, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.75%)
10.69%	09/04/29[1]	450,000	409,982
Tacala Investment Corp.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.25%	01/31/31[1]	838,911	841,218

			6,227,670

Services — 12.86%
Action Environmental Group, Inc. (The),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.67%	10/24/30[1]	465,568	467,314
(SOFR plus 4.00%)
8.60%	10/24/30[1]	1,050,937	1,054,878
Albion Financing 3 SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.51%)
9.83%	08/16/29[1,2]	1,306,725	1,316,525
AlixPartners LLP,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.66%	02/04/28[1]	962,249	964,414

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.70%	05/12/28[1]	$641,157	$635,628
Alterra Mountain Co.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	08/17/28[1]	249,375	250,258
(SOFR plus 3.50%)
8.35%	05/31/30[1]	465,889	468,023
Anticimex Global AB,
Term Loan B6, 1st Lien (Sweden)
(SOFR plus 3.50%)
8.34%	12/08/25[1,2]	1,162,080	1,163,289
API Group DE, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	01/03/29[1]	1,000,000	1,000,510
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.36%)
10.21%	06/29/28[1]	239,430	240,428
Arcis Golf LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	11/24/28[1]	977,613	983,517
Belron Finance U.S. LLC,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.35%)
7.63%	04/18/29[1,2]	992,462	993,495
BIFM U.S. Finance LLC,
Term Loan, 1st Lien (Canada)
(SOFR plus 4.25%)
9.10%	05/31/28[1,2]	846,623	850,860
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.10%	01/31/31[1]	750,000	751,249
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.36%)
9.21%	03/06/28[1]	491,094	412,519
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.91%	12/08/28[1]	974,804	973,590
City Football Group Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(SOFR plus 3.11%)
7.97%	07/21/30[1,2]	1,696,966	1,692,724
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[1]	496,173	498,096

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 24

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
Confluent Medical Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	02/16/29[1]	$727,566	$730,524
Conservice Midco LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	05/13/27[1]	498,750	500,421
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	11/02/29[1]	1,766,620	1,771,769
Covanta Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35% - 7.59%	11/30/28[1]	447,110	447,983
(SOFR plus 2.75%)
7.85%	11/30/28[1]	146,261	146,611
Term Loan C, 1st Lien
(SOFR plus 2.50%)
7.59%	11/30/28[1]	34,350	34,417
(SOFR plus 2.75%)
7.85%	11/30/28[1]	8,012	8,032
Creative Artists Agency LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
10.25%	11/27/28[1]	985,059	985,675
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.42%	06/25/29[1]	1,817,625	1,824,450
Ensemble RCM LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.25%	08/01/29[1]	1,003,861	1,006,506
Garda World Security Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.50%)
8.60%	02/01/29[1,2]	746,193	747,032
GFL Environmental, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.00%)
7.32%	07/03/31[1,2]	500,000	500,090
Grant Thornton Advisors LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	06/02/31[1]	545,455	546,859
JFL-Tiger Acquisition Co., Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.82%	10/17/30[1]	358,696	360,489
Kuehg Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.10%	06/12/30[1]	1,189,025	1,193,894

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
Lakeland Holdings LLC,
Term Loan, 1st Lien
8.00%	09/25/27[1,4,6,7]	$677,334	$128,694
LC Ahab U.S. Bidco LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	05/01/31[1]	333,333	335,210
Neon Maple Purchaser, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 3.00%)
7.85%	07/18/31[1]	1,042,683	1,032,475
Omnia Partners LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.53%	07/25/30[1]	986,676	990,726
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.25%)
7.45%	10/13/30[1]	1,125,532	1,125,532
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.86%)
9.71%	01/31/28[1]	744,384	749,967
R1 RCM, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.85%	06/21/29[1]	992,405	995,387
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[1,9]	1,152,500	1,141,453
Sabert Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.69%	12/10/26[1]	317,965	319,755
Sabre GLBL, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.20%	06/30/28[1]	364,746	343,773
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.95%	06/30/28[1]	372,211	355,128
Soliant Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	07/18/31[1]	1,150,000	1,152,875
Spring Education Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
8.60%	10/04/30[1]	303,556	306,136
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
6.85%	12/01/28[1]	1,578,533	1,579,520

See accompanying Notes to Financial Statements.

25 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.95%	11/02/27[1]	$210,400	$203,983
Term Loan B, 2nd Lien
(SOFR plus 8.76%)
14.01%	11/02/28[1]	500,000	425,000
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/09/30[1]	666,394	669,240
Xplor T1 LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.85%	06/24/31[1]	605,585	608,613

			37,985,536

Transportation — 0.86%
Air Canada,
Term Loan B, 1st Lien (Canada)
(SOFR plus 2.50%)
7.25%	03/21/31[1,2]	509,634	511,545
Third Coast Infrastructure LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	09/25/30[1]	750,000	746,250
United Airlines, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.03%	02/22/31[1]	1,286,354	1,290,374

			2,548,169

Total Bank Loans
(Cost $266,473,119)			265,608,173

CORPORATES — 3.42%*

Communications — 0.47%
Sirius XM Radio, Inc.
4.00%	07/15/28[3]	500,000	472,124
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32[2,3]	1,000,000	922,006

			1,394,130

Consumer Discretionary — 0.04%
Spectrum Brands, Inc.
3.88%	03/15/31[3]	141,000	125,446

Electric — 0.34%
Alpha Generation LLC
6.75%	10/15/32[3]	1,000,000	1,015,478

Entertainment — 0.16%
WMG Acquisition Corp.
3.88%	07/15/30[3]	500,000	466,366

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care — 0.73%
Bayer U.S. Finance LLC
6.50%	11/21/33[3]	$500,000	$542,987
Bristol-Myers Squibb Co.
5.20%	02/22/34	500,000	527,573
Grifols SA
(Spain)
4.75%	10/15/28[2,3]	50,000	46,940
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[2]	1,000,000	1,037,990

			2,155,490

Industrials — 0.35%
Berry Global, Inc.
5.65%	01/15/34[3]	500,000	514,131
Boeing Co. (The)
6.30%	05/01/29[3]	500,000	526,050

			1,040,181

Information Technology — 0.79%
Constellation Software, Inc.
(Canada)
5.46%	02/16/34[2,3]	1,000,000	1,047,924
Open Text Corp.
(Canada)
6.90%	12/01/27[2,3]	500,000	527,882
Uber Technologies, Inc.
4.80%	09/15/34	750,000	749,611

			2,325,417

Retail — 0.34%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.
(Canada)
3.50%	02/15/29[2,3]	500,000	469,361
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26[3]	200,000	199,690
5.88%	04/01/29[3]	350,000	327,964

			997,015

Services — 0.20%
Block, Inc.
6.50%	05/15/32[3]	500,000	521,280
Waste Pro USA, Inc.
5.50%	02/15/26[3]	75,000	74,802

			596,082

Total Corporates
(Cost $9,790,205)			10,115,605

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 26

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 0.49%
U.S. Treasury Notes — 0.49%
U.S. Treasury Notes (WI)
3.38%	09/30/29	$1,465,000	$1,460,823

Total U.S. Treasury Securities
(Cost $1,463,385)

Total Bonds — 94.82%
(Cost $280,615,042)			280,108,165

Issues		Shares	Value

COMMON STOCK — 0.10%

Communications — 0.10%
Intelsat Emergence SA2,4,7,10
(Luxembourg)		9,683	306,230

Industrial REITs — 0.00%
Avison Young[2,4,7,10]
(Canada)		370	224

Total Common Stock
(Cost $324,132)			306,454

PREFERRED STOCK — 0.12%
Industrial REITs — 0.12%
Avison Young[2,4,7,10]
(Canada)		1,054,697	355,433

Total Preferred Stock
(Cost $697,797)

WARRANT — 0.00%

Entertainment — 0.00%
Crown Finance US, Inc.†,2,4,7,10
(United Kingdom)		229,579	—

Total Warrant
(Cost $–)

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 12.49%
Money Market Funds — 12.49%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[11]		3,860,930	3,860,930

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS (continued)

Money Market Funds (continued)
TCW Central Cash Fund
0.04%[11,12]		33,020,000	$33,020,000

Total Short-Term Investments
(Cost $36,880,930)			36,880,930

Total Investments - 107.53%
(Cost $318,517,901)			317,650,982

Net unrealized depreciation on unfunded commitments - 0.00%			(651)

Liabilities in Excess of Other Assets - (7.53)%			(22,255,687)

Net Assets - 100.00%			$295,394,644

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[2]	Foreign denominated security issued by foreign domiciled entity.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[6]	Payment-in-kind (“PIK”) security.
[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,552,270, which is 0.86% of total net assets.
[8]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $84,031, at an interest rate of 8.31% and a maturity of May 30, 2031. The investment is accruing an unused commitment fee of 0.13% per annum.

[9]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $94,325, at an interest rate of 8.56% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.

[10]	Non-income producing security.
[11]	Represents the current yield as of September 30, 2024.
[12]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EUR): Euro

(LIBOR): London InterBank Offer Rate

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(WI): When Issued

See accompanying Notes to Financial Statements.

27 / Semi-Annual Report September 2024

Floating Rate Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,065,780	EUR 953,000	Bank of America N.A.	10/11/24	$1,667

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 28

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 90.74%

BANK LOANS — 17.10%*

Automotive — 0.36%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.51%	03/30/27[1]	$1,719,139	$1,703,830

Communications — 1.17%
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
10.50%	05/01/26[1,2]	355,886	1,957
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.36%	08/19/26[1,3]	1,011,207	972,654
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
11.72%	10/19/26[1]	875,000	717,938
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.40%	04/11/29[1]	885,504	833,640
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25[1]	670,431	673,223
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66%	03/31/31[1]	681,000	651,302
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[1]	1,800,000	1,649,439

			5,500,153

Consumer Discretionary — 1.11%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[1]	976,743	800,929
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[1,4]	1,037,445	547,252
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[1]	2,891,000	1,798,000
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[1]	1,373,509	1,373,441

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.75%)
8.87%	07/12/29[1,5]	$722,044	$724,076

			5,243,698

Diversified REITs — 0.26%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	01/25/31[1]	1,237,187	1,238,925

Electric — 0.65%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[1]	1,177,500	1,179,184
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[1]	1,147,500	1,158,975
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	661,432	664,600
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	40,568	40,762

			3,043,521

Energy — 0.33%
NGL Energy Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	02/03/31[1]	698,246	695,676
WaterBridge Midstream Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.39%	06/27/29[1]	900,000	871,394

			1,567,070

Entertainment — 0.34%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31[1]	1,603,000	1,596,492

Finance — 0.36%
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28[1]	1,688,750	1,689,130

Food — 1.08%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25[1]	986,240	959,118

See accompanying Notes to Financial Statements.

29 / Semi-Annual Report September 2024

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Food (continued)
(SOFR plus 4.86%)
9.71%	10/01/25[1]	$738,579	$718,884
Term Loan, 2nd Lien
(SOFR plus 7.86%)
12.71%	10/01/26[1]	750,000	663,750
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	10/25/27[1]	1,116,563	1,121,308
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31[1]	1,630,913	1,639,067

			5,102,127

Gaming — 1.15%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.60%	02/06/31[1]	2,388,000	2,391,546
Light & Wonder International, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 2.25%)
7.33%	04/14/29[1]	1,209,469	1,210,654
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
8.89%	08/01/30[1,5]	1,828,185	1,828,752

			5,430,952

Health Care — 2.11%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.60%	12/23/27[1]	698,241	700,203
Auris Luxembourg III SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.68%)
9.56%	02/27/29[1,5]	903,652	905,066
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.03%	02/22/28[1]	1,237,179	1,237,761
eResearch Technology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.85%	02/04/27[1]	837,211	841,774
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.35%	04/28/28[1]	787,045	774,830
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[1,5]	1,202,145	1,202,254

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[1]	$2,294,250	$2,173,091
Pluto Acquisition I, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.60%)
10.35%	06/20/28[1]	730,000	740,950
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	05/30/31[1]	450,000	449,156
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[1]	912,271	888,953

			9,914,038

Health Care REITs — 0.08%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.91%	07/17/28[1]	383,926	375,911

Hotel & Resort REITs — 0.19%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.36%	06/30/31[1]	900,000	900,563

Industrials — 2.28%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[1]	1,186,538	1,159,651
DG Investment Intermediate Holdings 2, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[1]	87,612	87,530
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[1]	1,089,888	1,088,869
Term Loan, 2nd Lien
(SOFR plus 6.86%)
11.71%	03/30/29[1]	700,000	660,187
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/26/29[1]	1,745,547	1,754,589
Engineering Research and Consulting LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.06%	08/15/31[1]	702,000	697,612
Patriot Container Corp.,
Term Loan, 2nd Lien
(SOFR plus 7.75%)
12.81%	03/20/26[1]	250,000	245,207

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 30

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	08/03/26[1]	$750,894	$701,463
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(SOFR plus 5.00%)
10.25%	10/02/28[1,4]	512,330	522,738
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.12% - 9.30%	09/15/28[1]	2,481,281	2,488,105
Verde Purchaser LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.10%	11/30/30[1]	1,311,713	1,302,557

			10,708,508

Information Technology — 3.14%
Amentum Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
7.11%	09/29/31[1]	1,600,000	1,597,000
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.01%	07/30/31[1]	500,000	499,603
Term Loan, 2nd Lien
(SOFR plus 5.75%)
11.01%	07/03/32[1]	500,000	492,917
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.10%	12/12/29[1]	1,386,516	1,394,558
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25[1]	1,719,259	1,645,588
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28[1]	750,000	748,751
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.60%	02/06/31[1]	2,389,013	2,409,916
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28[1]	739,003	735,201
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28[1]	698,201	678,651

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Term Loan, 2nd Lien
(SOFR plus 6.50%)
11.42%	04/23/29[1]	$400,000	$386,000
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[1]	1,976,219	1,834,189
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.26%	03/04/28[1]	632,770	556,708
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[1]	1,804,071	1,800,688

			14,779,770

Insurance — 0.45%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.21%	11/06/30[1]	698,250	692,797
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.21%	01/20/29[1]	195,000	180,938
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[1]	1,253,762	1,254,176

			2,127,911

Materials — 0.41%
Amer Rock Salt Co. LLC,
Delayed-Draw Term Loan
(SOFR plus 4.00%)
9.00%	06/12/28[1]	588,524	588,524
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.32%	06/12/28[1]	552,982	552,982
Arsenal Aic Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	08/18/30[1]	742,523	742,895
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[1]	17,865	17,898

			1,902,299

Retail — 0.62%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.60%	09/20/30[1,5]	1,892,756	1,876,876

See accompanying Notes to Financial Statements.

31 / Semi-Annual Report September 2024

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail (continued)
Tacala Investment Corp.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.25%	01/31/31[1]	$1,017,180	$1,019,977

			2,896,853

Services — 0.80%
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[1]	1,237,277	1,242,072
Fugue Finance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.81%	02/26/31[1]	498,750	502,428
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[1,6]	1,350,238	1,337,296
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/09/30[1]	669,946	672,807

			3,754,603

Specialized REITs — 0.21%
Greystar Real Estate Partners LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.67%	08/21/30[1]	990,031	990,031

Total Bank Loans (Cost $81,034,960)			80,466,385

CORPORATES — 73.64%*

Automobile Components — 0.18%
Allison Transmission, Inc.
3.75%	01/30/31[7]	930,000	845,983

Banking — 1.78%
Bank of America Corp.,
Series RR, NVS
4.38%[8,9]		2,040,000	1,985,353
Bank of New York Mellon Corp. (The),
Series I, NVS
3.75%[8,9]		2,515,000	2,374,398
JPMorgan Chase & Co.,
Series KK
3.65%[8,9]		805,000	781,362
U.S. Bancorp,
NVS
3.70%[8,9]		3,515,000	3,244,075

			8,385,188

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications — 10.10%
Altice France Holding SA
(Luxembourg)
10.50%	05/15/27[5,7]	$1,562,000	$548,244
Altice France SA
(France)
5.13%	01/15/29[5,7]	1,628,000	1,144,002
5.50%	10/15/29[5,7]	3,700,000	2,603,942
8.13%	02/01/27[5,7]	1,537,000	1,251,183
Cable One, Inc.
4.00%	11/15/30[7]	1,154,000	920,322
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%	08/15/30[7]	650,000	589,053
4.75%	03/01/30[7]	1,825,000	1,678,435
5.13%	05/01/27[7]	3,025,000	2,979,864
5.50%	05/01/26[7]	7,579,000	7,570,167
Cogent Communications Group LLC,
7.00%	06/15/27[7]	790,000	804,158
Consolidated Communications, Inc.
6.50%	10/01/28[7]	850,000	805,274
CSC Holdings LLC
6.50%	02/01/29[7]	6,863,000	5,685,942
7.50%	04/01/28[7]	991,000	662,217
11.75%	01/31/29[7]	118,000	114,059
DISH DBS Corp.
7.38%	07/01/28	2,365,000	1,771,857
Frontier Communications Holdings LLC
5.00%	05/01/28[7]	895,000	887,943
5.88%	10/15/27[7]	599,000	601,866
6.75%	05/01/29[7]	1,922,000	1,937,010
8.63%	03/15/31[7]	2,530,000	2,731,213
Global Switch Finance BV (EMTN)
(Netherlands)
1.38%	10/07/30[5]	975,000	1,002,623
Nexstar Media, Inc.
4.75%	11/01/28[7]	450,000	430,340
Scripps Escrow, Inc.
5.88%	07/15/27[7]	587,000	512,020
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[7]	1,680,000	1,353,729
Sirius XM Radio, Inc.
3.88%	09/01/31[7]	1,657,000	1,445,490
4.00%	07/15/28[7]	500,000	472,124
5.50%	07/01/29[7]	770,000	752,587
Tele Columbus AG
(Georgia)
10.00%	01/01/29[4,5,7]	1,596,907	1,415,606
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32[5,7]	2,442,000	2,251,539
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50%	01/15/32[5]	1,260,000	1,296,934

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 32

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
Zayo Group Holdings, Inc.
4.00%	03/01/27[7]	$1,483,000	$1,326,497

			47,546,240

Consumer Discretionary — 4.62%
BAT Capital Corp.
5.28%	04/02/50	1,517,000	1,424,730
Central Garden & Pet Co.
4.13%	04/30/31[7]	1,765,000	1,618,579
Choice Hotels International, Inc.
5.85%	08/01/34	1,000,000	1,032,196
Crocs, Inc.
4.13%	08/15/31[7]	1,474,000	1,340,001
Everi Holdings, Inc.
5.00%	07/15/29[7]	2,873,000	2,864,712
Hilton Domestic Operating Co., Inc.
3.63%	02/15/32[7]	2,673,000	2,417,160
Imperial Brands Finance Netherlands BV
(EMTN)
(Netherlands)
1.75%	03/18/33[5]	770,000	728,910
Spectrum Brands, Inc.
3.88%	03/15/31[7]	1,458,000	1,297,169
Triton Water Holdings, Inc.
6.25%	04/01/29[7]	2,203,000	2,202,368
WarnerMedia Holdings, Inc.
5.14%	03/15/52	5,810,000	4,483,895
Wyndham Hotels & Resorts, Inc.
4.38%	08/15/28[7]	2,399,000	2,315,356

			21,725,076

Consumer Products — 0.83%
Newell Brands, Inc.
4.88%	06/01/25	3,921,000	3,902,740

Diversified REITs — 3.92%
American Assets Trust LP
3.38%	02/01/31	3,170,000	2,761,676
GLP Capital LP/GLP Financing II, Inc.
5.25%	06/01/25	3,490,000	3,488,359
5.75%	06/01/28	1,820,000	1,870,085
6.75%	12/01/33	750,000	826,319
VICI Properties LP
4.95%	02/15/30	5,650,000	5,689,401
VICI Properties LP/VICI Note Co., Inc.
4.63%	06/15/25[7]	3,820,000	3,801,979

			18,437,819

Electric — 0.89%
Alpha Generation LLC
6.75%	10/15/32[7]	2,360,000	2,396,527
Pike Corp.
8.63%	01/31/31[7]	1,680,000	1,804,051

			4,200,578

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Energy — 4.89%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%	09/01/32[7]	$1,200,000	$1,233,623
Energy Transfer LP,
Series B, NVS
6.63%[8,9]		2,457,000	2,434,795
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	849,000	854,168
8.25%	01/15/32[7]	750,000	779,859
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%	02/15/29[7]	710,000	728,582
8.38%	02/15/32[7]	190,000	195,944
Petroleos Mexicanos
(Mexico)
5.95%	01/28/31[5]	524,000	453,775
Rockies Express Pipeline LLC
6.88%	04/15/40[7]	373,000	364,424
Sunoco LP
7.00%	05/01/29[7]	1,240,000	1,296,846
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26	2,889,000	2,843,838
Transocean Poseidon Ltd.
(Cayman Islands)
6.88%	02/01/27[5,7]	975,000	976,177
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38%	02/01/28[5,7]	700,000	721,628
USA Compression Partners LP/USA Compression Finance Corp.
7.13%	03/15/29[7]	2,955,000	3,046,385
Venture Global Calcasieu Pass LLC
4.13%	08/15/31[7]	2,300,000	2,141,949
6.25%	01/15/30[7]	395,000	414,362
Venture Global LNG, Inc.
7.00%	01/15/30[7]	900,000	924,838
9.50%	02/01/29[7]	3,221,000	3,626,843

			23,038,036

Entertainment — 0.88%
Banijay Entertainment SAS Term Loan B, 1st Lien
(France)
8.13%	05/01/29[5,7]	1,040,000	1,082,250
Live Nation Entertainment, Inc.
5.63%	03/15/26[7]	1,655,000	1,653,842
WMG Acquisition Corp.
3.75%	12/01/29[7]	1,476,000	1,389,401

			4,125,493

Finance — 4.85%
American Express Co.,
NVS
3.55%[8,9]		2,150,000	2,044,842
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[5,7]	2,083,000	1,944,868

See accompanying Notes to Financial Statements.

33 / Semi-Annual Report September 2024

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Charles Schwab Corp. (The)
Series K, NVS
5.00%[8,9]		$2,430,000	$2,383,879
Cushman & Wakefield U.S. Borrower LLC
8.88%	09/01/31[7]	1,622,000	1,771,952
Ford Motor Credit Co. LLC
2.30%	02/10/25	2,150,000	2,126,268
4.06%	11/01/24	6,083,000	6,076,970
GGAM Finance Ltd.
(Cayman Islands)
8.00%	02/15/27[5,7]	775,000	810,647
8.00%	06/15/28[5,7]	352,000	377,687
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	1,089,000	953,087
9.00%	06/15/30[7]	1,295,000	1,304,486
9.75%	01/15/29[7]	970,000	1,007,329
Jane Street Group/JSG Finance, Inc.
4.50%	11/15/29[7]	780,000	751,964
Macquarie AirFinance Holdings Ltd.
(United Kingdom)
6.40%	03/26/29[5,7]	1,200,000	1,250,039

			22,804,018

Food — 3.72%
B&G Foods, Inc.
5.25%	04/01/25	668,000	667,720
Chobani LLC/Chobani Finance Corp, Inc.
4.63%	11/15/28[7]	290,000	283,013
ELO SACA
(EMTN)
(France)
6.00%	03/22/29[5]	1,500,000	1,553,048
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%	06/01/26[7]	1,387,000	101,778
Lamb Weston Holdings, Inc.
4.38%	01/31/32[7]	857,000	795,614
Pilgrim’s Pride Corp.
3.50%	03/01/32	6,356,000	5,653,547
Post Holdings, Inc.
4.50%	09/15/31[7]	3,515,000	3,292,528
4.63%	04/15/30[7]	1,725,000	1,651,689
5.50%	12/15/29[7]	3,530,000	3,506,954

			17,505,891

Gaming — 1.55%
Churchill Downs, Inc.
5.75%	04/01/30[7]	1,700,000	1,703,660
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29[5,7]	650,000	749,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27[7]	4,854,000	4,859,122

			7,311,820

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care — 11.16%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[5,7]	$2,815,000	$2,792,852
180 Medical, Inc.
3.88%	10/15/29[7]	1,250,000	1,185,593
Bausch Health Cos., Inc.
(Canada)
14.00%	10/15/30[5,7]	192,000	175,758
Bayer U.S. Finance LLC
6.50%	11/21/33[7]	2,273,000	2,468,418
Catalent Pharma Solutions, Inc.
3.50%	04/01/30[7]	1,175,000	1,156,413
Centene Corp.
2.45%	07/15/28	2,404,000	2,215,779
2.63%	08/01/31	1,219,000	1,046,216
3.00%	10/15/30	865,000	774,661
4.25%	12/15/27	8,170,000	8,031,082
Grifols SA
(Spain)
4.75%	10/15/28[5,7]	1,396,000	1,310,555
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[5]	1,965,000	2,039,651
HAH Group Holding Co. LLC
9.75%	10/01/31[7]	1,415,000	1,427,437
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%	04/30/28[7]	791,000	847,783
Kedrion SpA
(Italy)
6.50%	09/01/29[5,7]	2,670,000	2,547,224
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[7]	3,830,000	2,407,297
Molina Healthcare, Inc.
4.38%	06/15/28[7]	900,000	875,521
Option Care Health, Inc.
4.38%	10/31/29[7]	1,000,000	950,689
Prestige Brands, Inc.
3.75%	04/01/31[7]	1,847,000	1,694,220
Prime Healthcare Services, Inc.
9.38%	09/01/29[7]	1,165,000	1,200,996
Sotera Health Holdings LLC
7.38%	06/01/31[7]	1,190,000	1,237,965
Star Parent, Inc.
9.00%	10/01/30[7]	700,000	752,657
Teleflex, Inc.
4.25%	06/01/28[7]	1,729,000	1,675,975
Tenet Healthcare Corp.
4.63%	06/15/28	4,350,000	4,274,864
5.13%	11/01/27	7,993,000	7,977,105
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13%	09/15/31[5]	1,257,000	1,444,569

			52,511,280

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 34

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Industrials — 6.83%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[5,7]	$900,000	$811,817
5.25%	08/15/27[5,7]	1,272,000	957,139
Artera Services LLC
8.50%	02/15/31[7]	170,000	168,682
Ball Corp.
5.25%	07/01/25	5,000,000	4,999,525
Berry Global, Inc.
4.88%	07/15/26[7]	943,000	940,517
5.65%	01/15/34[7]	1,205,000	1,239,057
Boeing Co. (The)
6.53%	05/01/34[7]	1,615,000	1,733,206
Clydesdale Acquisition Holdings, Inc.
6.63%	04/15/29[7]	150,000	151,621
Energizer Holdings, Inc.
4.38%	03/31/29[7]	1,120,000	1,061,969
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[1]	1,300,000	1,227,956
Graphic Packaging International LLC
4.75%	07/15/27[7]	1,825,000	1,810,175
II-VI, Inc.
5.00%	12/15/29[7]	566,000	553,834
IMA Industria Macchine Automatiche SpA
(Italy)
(3-Month Euribor plus 3.75%)
7.44%	04/15/29[1,5,7]	850,000	960,678
Madison IAQ LLC
4.13%	06/30/28[7]	601,000	580,835
OT Merger Corp.
7.88%	10/15/29[7]	2,808,000	1,164,785
Paprec Holding SA
(France)
7.25%	11/17/29[5,7]	900,000	1,069,091
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63%	05/09/28[5]	400,000	423,806
Sealed Air Corp.
4.00%	12/01/27[7]	500,000	483,543
Sensata Technologies BV
(Netherlands)
4.00%	04/15/29[5,7]	2,500,000	2,385,187
TK Elevator U.S. Newco, Inc.
5.25%	07/15/27[7]	1,180,000	1,168,653
TransDigm, Inc.
6.38%	03/01/29[7]	6,578,000	6,788,161
6.88%	12/15/30[7]	905,000	948,818
Trivium Packaging Finance BV
(Netherlands)
5.50%	08/15/26[5,7]	506,000	503,979

			32,133,034

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Information Technology — 6.20%
Amentum Escrow Corp.
7.25%	08/01/32[7]	$750,000	$783,311
Booz Allen Hamilton, Inc.
4.00%	07/01/29[7]	2,816,000	2,738,103
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29[7]	1,771,000	1,810,931
Insight Enterprises, Inc.
6.63%	05/15/32[7]	1,150,000	1,202,667
MSCI, Inc.
3.63%	09/01/30[7]	2,270,000	2,133,029
3.63%	11/01/31[7]	1,266,000	1,166,183
Open Text Corp.
(Canada)
6.90%	12/01/27[5,7]	3,302,000	3,486,133
RingCentral, Inc.
8.50%	08/15/30[7]	1,516,000	1,621,711
Science Applications International Corp.
4.88%	04/01/28[7]	2,023,000	1,984,665
SS&C Technologies, Inc.
5.50%	09/30/27[7]	4,400,000	4,402,348
Uber Technologies, Inc.
7.50%	09/15/27[7]	4,600,000	4,693,584
Zebra Technologies Corp.
6.50%	06/01/32[7]	750,000	784,058
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%	02/01/29[7]	2,575,000	2,382,871

			29,189,594

Insurance — 0.82%
Acrisure LLC/Acrisure Finance, Inc.
6.00%	08/01/29[7]	728,000	702,930
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75%	04/15/28[7]	450,000	457,705
7.00%	01/15/31[7]	930,000	956,669
AmWINS Group, Inc.
6.38%	02/15/29[7]	545,000	558,407
HUB International Ltd.
7.25%	06/15/30[7]	455,000	474,704
Panther Escrow Issuer LLC
7.13%	06/01/31[7]	695,000	729,602

			3,880,017

Materials — 2.45%
ATI, Inc.
5.13%	10/01/31	857,000	834,802
7.25%	08/15/30	550,000	586,705
Axalta Coating Systems, LLC
3.38%	02/15/29[7]	3,523,000	3,302,672
Clearwater Paper Corp.
4.75%	08/15/28[7]	3,233,000	3,046,436
Herens Holdco SARL
(Luxembourg)
4.75%	05/15/28[5,7]	564,000	493,729

See accompanying Notes to Financial Statements.

35 / Semi-Annual Report September 2024

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Materials (continued)
SCIH Salt Holdings, Inc.
4.88%	05/01/28[7]	$272,000	$262,981
SK Invictus Intermediate II SARL
(Luxembourg)
5.00%	10/30/29[5,7]	1,168,000	1,121,484
Valvoline, Inc.
3.63%	06/15/31[7]	2,112,000	1,890,781

			11,539,590

Office REITs — 0.56%
Hudson Pacific Properties LP
3.25%	01/15/30	1,188,000	901,402
3.95%	11/01/27	600,000	544,015
4.65%	04/01/29	560,000	465,332
Piedmont Operating Partnership LP
2.75%	04/01/32	418,000	339,466
6.88%	07/15/29	345,000	363,312

			2,613,527

Retail — 3.43%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
5.63%	09/15/29[5,7]	500,000	507,345
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC
5.13%	04/15/29[7]	267,000	250,285
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%	04/01/26[7]	2,140,000	2,136,687
5.88%	04/01/29[7]	3,842,000	3,600,104
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.
6.75%	01/15/30[7]	647,000	602,758
FirstCash, Inc.
5.63%	01/01/30[7]	2,071,000	2,054,771
Lithia Motors, Inc.
3.88%	06/01/29[7]	875,000	817,404
Michaels Cos., Inc. (The)
7.88%	05/01/29[7]	3,428,000	2,019,147
Murphy Oil USA, Inc.
3.75%	02/15/31[7]	1,293,000	1,165,930
Papa John’s International, Inc.
3.88%	09/15/29[7]	3,210,000	2,973,239

			16,127,670

Services — 3.37%
Adtalem Global Education, Inc.
5.50%	03/01/28[7]	2,036,000	2,018,351
Block, Inc.
3.50%	06/01/31	1,745,000	1,591,957
Carriage Services, Inc.
4.25%	05/15/29[7]	1,400,000	1,300,572
HealthEquity, Inc.
4.50%	10/01/29[7]	1,204,000	1,165,787
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%	08/31/27[7]	300,000	285,935
5.75%	04/15/26[7]	3,100,000	3,118,509
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%	08/15/32[7]	1,040,000	1,087,441

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)
Services (continued)
Upbound Group, Inc.
6.38%	02/15/29[7]	$1,770,000	$1,715,267
VT Topco, Inc.
8.50%	08/15/30[7]	689,000	736,269
Waste Pro USA, Inc.
5.50%	02/15/26[7]	2,455,000	2,448,529
Worldline SA
(France)
0.00%	07/30/25[5,10]	150	18,725
0.00%	07/30/26[5,10]	3,800	386,420

			15,873,762

Specialized REITs — 0.40%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.75%	03/12/29[5]	635,000	652,356
Greystar Real Estate Partners LLC
7.75%	09/01/30[7]	1,150,000	1,223,436

			1,875,792

Transportation — 0.21%
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	1,002,045	1,002,045

Total Corporates
(Cost $346,080,068)			346,575,193

Total Bonds — 90.74%
(Cost $427,115,028)			427,041,578

Issues		Shares	Value

COMMON STOCK — 0.51%
Communications — 0.51%
Intelsat Emergence SA2,5,11,12
(Luxembourg)		75,716	2,394,556

Total Common Stock
(Cost $2,533,058)

WARRANT — 0.00%

Communications — 0.00%
Intelsat Jackson Holdings SA,[2,5,11,12]
(Luxembourg)		16	30

Entertainment — 0.00%
Crown Finance US, Inc.†,2,5,11,12
(United Kingdom)		288,340	—

Total Warrant
(Cost $60)			30

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 36

High Yield Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 10.93%
Money Market Funds — 10.93%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[13]		5,251,372	$5,251,372
TCW Central Cash Fund
0.04%[13,14]		46,200,000	46,200,000

Total Short-Term Investments
(Cost $51,451,372)			51,451,372

Total Investments - 102.18%
(Cost $481,099,518)			480,887,536

Net unrealized depreciation on unfunded commitments - 0.00%			(913)

Liabilities in Excess of Other Assets - (2.18)%			(10,237,517)

Net Assets - 100.00%			$470,649,106

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[2]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[3]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
[4]	Payment-in-kind (“PIK”) security.
[5]	Foreign denominated security issued by foreign domiciled entity.
[6]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $94,325, at an interest rate of 8.56% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.

[7]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[9]	Perpetual security with no stated maturity date.
[10]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[11]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,394,586, which is 0.51% of total net assets.
[12]	Non-income producing security.
[13]	Represents the current yield as of September 30, 2024.
[14]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 214,000	USD 233,327	Citibank N.A.	10/11/24	$5,624
EUR 855,000	USD 948,650	Goldman Sachs International	10/11/24	6,037

				11,661

USD 12,692,096	EUR 11,671,000	Citibank N.A.	10/11/24	(339,658)

NET UNREALIZED DEPRECIATION				$(327,997)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	627	12/31/24	$68,896,522	$157,408	$157,408

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Two-Year Note	67	12/31/24	(13,952,227)	(1,825)	(1,825)
Euro-Bobl Future	44	12/06/24	(5,895,199)	(51,129)	(51,129)
Euro-Bund Future	12	12/06/24	(1,806,929)	(11,801)	(11,801)
Euro-Schatz Future	4	12/06/24	(478,451)	(2,282)	(2,282)
U.S. Treasury Ten-Year Ultra Bond	2	12/19/24	(236,594)	304	304

			(22,369,400)	(66,733)	(66,733)

TOTAL FUTURES CONTRACTS			$46,527,122	$90,675	$90,675

See accompanying Notes to Financial Statements.

37 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 108.57%

ASSET-BACKED SECURITIES — 5.99%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.49%	12/27/44[1,2]	$289,068	$285,466
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.05%	01/17/31[1,2,3]	1,750,000	1,749,265
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97%	01/15/37[1,2,3]	2,000,000	2,009,380
Apidos CLO XXV,
Series 2016-25A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	2,024,609	2,025,803
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.45%	10/15/30[1,2,3]	2,570,037	2,572,324
Buttermilk Park CLO Ltd.,
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.67%	10/15/31[1,2,3]	2,000,000	2,004,740
CIT Education Loan Trust,
Series 2007-1, Class A
(SOFR90A plus 0.35%)
5.70%	03/25/42[1,2]	101,854	99,478
Clover CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.15%	10/25/33[1,2]	2,100,000	2,104,074
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.27%	08/15/31[1,2,3]	2,235,636	2,236,418
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.46%	04/15/29[1,2,3]	1,035,981	1,037,204
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[1]	291,195	280,970
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73[1]	527,101	488,741

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.90%	06/25/31[2]	$271,063	$267,731
Navient Student Loan Trust,
Series 2016-2A, Class A3
(SOFR30A plus 1.61%)
6.89%	06/25/65[1,2]	1,019,422	1,033,831
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.72%	07/15/34[1,2,3]	1,915,000	1,917,049
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.44%	10/17/30[1,2,3]	1,569,612	1,573,097
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.69%	10/20/34[1,2,3]	1,500,000	1,502,820
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.72%	07/15/36[1,2,3]	2,000,000	2,003,740
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.70%	04/15/31[1,2,3]	2,500,000	2,502,975
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08%	10/17/38[1]	1,150,000	1,086,821
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.62%	04/20/34[1,2,3]	1,875,000	1,876,031
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.16%	10/15/32[1,2,3]	2,100,000	2,100,168
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.49%	08/20/32[1,2,3]	2,000,000	2,001,500
SBNA Auto Receivables Trust,
Series 2024-A, Class A3
5.32%	12/15/28[1]	2,450,000	2,475,714
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[4,5]	1,827,395	1,691,054

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 38

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.92%	08/15/31[2]	$73,166	$64,532
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
7.23%	12/15/32[2]	101,290	102,623
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.09%	07/25/39[2]	82,527	78,950
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.78%	01/25/41[2]	598,900	580,966
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.82%	01/25/83[2]	185,000	190,545
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.82%	04/26/83[2]	185,000	189,074
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.47%	04/25/73[2]	185,000	192,536
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.47%	07/25/73[2]	2,235,000	2,288,860
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.72%	07/25/23[2]	897,043	894,327
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[2]	185,000	189,944
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[2]	185,000	188,027
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.04%	05/26/26[2]	343,970	336,231
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46[1]	375,929	385,780
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42[1,2]	450,000	415,900

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Taco Bell Funding LLC,
Series 2016-1A, Class A23
4.97%	05/25/46[1]	$3,093,750	$3,100,948
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45[1]	3,500,000	3,386,034
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.16%	07/14/31[1,2,3]	1,650,000	1,649,950

Total Asset-Backed Securities
(Cost $52,855,351)			53,161,621

BANK LOANS — 0.84%*

Communications — 0.09%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	12/17/27[2]	59,985	59,976
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.08%	02/01/27[2]	95,238	95,228
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.44%	04/15/27[2]	96,222	88,318
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.80%	08/15/28[2]	65,060	48,957
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25[2]	20,580	20,665
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66%	03/31/31[2]	150,000	143,459
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[2]	350,395	321,086
(SOFR plus 4.25%)
9.10%	03/09/27[2]	62,354	57,650

			835,339

Consumer Discretionary — 0.04%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[2]	64,725	53,074
(SOFR plus 6.25%)
11.55%	04/05/28[2]	26,944	23,846

See accompanying Notes to Financial Statements.

39 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[2,6]	$97,331	$51,342
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.57%	11/08/30[2]	32,367	32,397
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.32%	01/24/29[2,3]	186,089	152,941
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[2]	57,817	35,958
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[2]	7,622	7,622

			357,180

Diversified REITs — 0.02%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.71%	01/25/31[2]	61,667	61,754
(SOFR plus 2.00%)
6.85%	01/25/31[2]	130,066	130,248

			192,002

Electric — 0.02%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[2]	90,031	90,160
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[2]	30,963	31,273
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[2]	14,576	14,704
Term Loan C, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[2]	3,185	3,213
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[2]	24,040	24,155
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[2]	1,474	1,482

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	12/20/30[2]	$17,768	$17,789

			182,776

Entertainment — 0.02%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31[2]	95,716	95,327
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.71%	05/18/25[2]	60,648	60,762

			156,089

Finance — 0.05%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.96%	06/22/28[2]	172,708	173,268
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	04/09/27[2]	127,855	125,433
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28[2]	104,741	104,765

			403,466

Food — 0.01%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25[2]	14,520	14,121
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31[2]	108,640	109,183

			123,304

Gaming — 0.01%
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	05/03/29[2]	46,412	46,571

Health Care — 0.09%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.27%	05/10/27[2,3]	57,185	57,049

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 40

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.40%	11/15/27[2]	$2	$2
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[2,3]	302,817	302,844
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	10/23/28[2]	88,820	88,956
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[2]	260,752	246,982
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
10.10%	05/14/29[2]	30,395	30,510
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[2]	47,411	46,200

			772,543

Health Care REITs — 0.13%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.87%	02/22/27[2]	279,976	275,076
5.87%	08/20/27[2]	279,976	275,076
Term Loan, 1st Lien
(SOFR plus 0.85%)
5.79%	03/01/29[2]	565,051	554,457

			1,104,609

Industrials — 0.11%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/19/31[2]	31,979	32,063
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[2]	74,532	72,843
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.87%	10/13/28[2]	49,169	36,569
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 2.01%)
7.32%	07/01/29[2]	666,072	668,807

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	07/02/29[2]	$22,694	$22,729
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.35%	08/24/28[2]	116,775	116,857

			949,868

Information Technology — 0.12%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.40%	12/06/27[2]	51,274	49,291
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	02/15/29[2]	33,747	33,593
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.01%	07/30/31[2]	73,820	73,761
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	01/29/27[2]	54,040	53,928
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.22%	07/06/29[2]	115,000	113,946
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25[2]	246,289	235,736
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.70%	10/01/27[2]	194,937	186,043
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28[2]	29,721	29,672
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28[2]	36,734	36,545
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28[2]	36,317	35,301
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	04/05/30[2]	65,250	65,298

See accompanying Notes to Financial Statements.

41 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[2]	$39,739	$36,883
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.26%	03/04/28[2]	85,463	75,190
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[2]	75,917	75,774

			1,100,961

Insurance — 0.04%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.00%)
7.96%	02/16/27[2]	176,845	176,661
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[2]	131,854	131,897

			308,558

Materials — 0.02%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[2]	186,263	186,613

Retail — 0.02%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.60%	09/20/30[2,3]	20,205	20,035
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.88%	03/15/28[2]	80,497	80,950
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.60%	07/01/31[2,3]	103,681	104,135

			205,120

Services — 0.05%
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.10%	01/31/31[2]	31,126	31,178
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[2]	62,469	62,711

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.71%	12/15/28[2]	$61,752	$61,783
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[2]	36,273	35,926
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.95%	06/30/28[2]	27,723	26,450
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
6.85%	12/01/28[2]	65,234	65,275
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
6.71%	06/24/31[2]	19,975	19,958
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.95%	11/02/27[2]	183,808	178,202

			481,483

Total Bank Loans
(Cost $7,498,090)			7,406,482

CORPORATES — 20.74%*

Banking — 3.84%
Bank of America Corp.
3.42%	12/20/28[7]	860,000	837,012
Bank of America Corp.
(MTN)
1.92%	10/24/31[7]	1,135,000	979,300
2.09%	06/14/29[7]	3,895,000	3,598,609
2.55%	02/04/28[7]	160,000	153,741
2.97%	02/04/33[7]	690,000	618,428
3.09%	10/01/25[7]	93,000	93,000
3.82%	01/20/28[7]	605,000	598,569
Bank of America Corp.,
Series N
1.66%	03/11/27[7]	2,510,000	2,413,069
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,7]	725,000	676,787
2.21%	08/17/29[3,7]	60,000	55,054
4.76%	06/09/28[3,7]	1,240,000	1,249,233
JPMorgan Chase & Co.
1.04%	02/04/27[7]	2,405,000	2,299,412
1.56%	12/10/25[7]	2,280,000	2,262,837
1.58%	04/22/27[7]	1,035,000	992,275
1.95%	02/04/32[7]	210,000	180,525
2.07%	06/01/29[7]	30,000	27,770
2.58%	04/22/32[7]	605,000	539,941
4.01%	04/23/29[7]	3,055,000	3,024,743

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 42

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[7]	$275,000	$264,387
Lloyds Banking Group PLC
(United Kingdom)
3.57%	11/07/28[3,7]	475,000	462,955
4.72%	08/11/26[3,7]	1,036,000	1,034,788
PNC Financial Services Group, Inc. (The)
5.68%	01/22/35[7]	320,000	339,626
6.88%	10/20/34[7]	1,280,000	1,467,217
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,7]	435,000	413,901
2.47%	01/11/28[3,7]	1,245,000	1,185,934
U.S. Bancorp
4.84%	02/01/34[7]	1,320,000	1,320,010
5.68%	01/23/35[7]	385,000	408,361
Wells Fargo & Co.
5.39%	04/24/34[7]	335,000	348,017
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[7]	4,555,000	4,331,738
2.57%	02/11/31[7]	495,000	449,821
3.35%	03/02/33[7]	550,000	503,327
5.57%	07/25/29[7]	895,000	931,573

			34,061,960

Communications — 1.45%
Altice France SA
(France)
5.50%	10/15/29[1,3]	218,000	153,421
8.13%	02/01/27[1,3]	85,000	69,194
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32	2,325,000	1,875,090
2.80%	04/01/31	1,825,000	1,561,904
6.65%	02/01/34	700,000	732,149
CSC Holdings LLC
4.50%	11/15/31[1]	500,000	364,581
5.38%	02/01/28[1]	220,000	185,618
6.50%	02/01/29[1]	740,000	613,084
7.50%	04/01/28[1]	90,000	60,141
11.75%	01/31/29[1]	755,000	729,786
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[3]	925,000	951,206
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[1]	750,000	604,343
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74%	03/20/25[1]	22,750	22,763
5.15%	03/20/28[1]	1,249,500	1,264,432

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
TDC Net A/S,
(EMTN)
(Germany)
6.50%	06/01/31[3]	$200,000	$245,671
T-Mobile USA, Inc.
2.25%	02/15/26	700,000	680,650
3.75%	04/15/27	2,275,000	2,248,265
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50%	01/15/32[3]	500,000	514,657

			12,876,955

Consumer Discretionary — 1.11%
Bacardi Ltd.
(Bermuda)
4.45%	05/15/25[1,3]	1,045,000	1,040,620
BAT Capital Corp.
2.73%	03/25/31	555,000	496,265
3.46%	09/06/29	1,570,000	1,496,366
3.56%	08/15/27	145,000	142,105
BAT International Finance PLC
(United Kingdom)
1.67%	03/25/26[3]	330,000	317,143
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,3]	385,000	400,589
Pernod Ricard SA
(EMTN)
(France)
3.63%	05/07/34[3]	200,000	227,308
Spectrum Brands, Inc.
3.88%	03/15/31[1]	67,000	59,609
WarnerMedia Holdings, Inc.
4.28%	03/15/32	6,335,000	5,629,536

			9,809,541

Diversified REITs — 1.30%
American Assets Trust LP
6.15%	10/01/34	815,000	824,572
American Tower Corp.
2.30%	09/15/31	745,000	641,990
3.60%	01/15/28	3,460,000	3,379,062
5.25%	07/15/28	400,000	412,112
Crown Castle, Inc.
2.50%	07/15/31	1,333,000	1,161,327
Digital Dutch Finco BV
(Netherlands)
1.25%	02/01/31[3]	1,185,000	1,149,257
Digital Intrepid Holding BV
(Netherlands)
0.63%	07/15/31[3]	245,000	224,382
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31	505,000	473,996
5.75%	06/01/28	1,465,000	1,505,316

See accompanying Notes to Financial Statements.

43 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
VICI Properties LP
4.95%	02/15/30	$75,000	$75,523
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29[1]	90,000	86,239
4.13%	08/15/30[1]	20,000	19,014
4.50%	01/15/28[1]	330,000	325,788
5.75%	02/01/27[1]	540,000	549,981
Vonovia SE
(Georgia)
1.00%	06/16/33[3]	300,000	267,640
Vonovia SE,
(EMTN)
(Georgia)
5.00%	11/23/30[3]	100,000	120,546
WP Carey, Inc.
4.25%	07/23/32	250,000	288,212

			11,504,957

Electric — 1.75%
Alliant Energy Finance LLC
5.95%	03/30/29[1]	1,085,000	1,147,347
Alliant Energy Finance, LLC
3.60%	03/01/32[1]	1,625,000	1,478,900
Alpha Generation LLC
6.75%	10/15/32[1]	90,000	91,393
Amprion GmbH
(EMTN)
(Georgia)
0.63%	09/23/33[3]	100,000	88,448
4.00%	05/21/44[3]	300,000	339,486
Appalachian Power Co.,
Series H
5.95%	05/15/33	125,000	133,590
Appalachian Power Co.,
Series X
3.30%	06/01/27	410,000	400,368
Duke Energy Corp.
2.65%	09/01/26	30,000	29,195
3.75%	04/01/31	2,820,000	3,186,461
Duke Energy Florida LLC
5.88%	11/15/33	245,000	268,256
Elia Group SA
(Belgium)
3.88%	06/11/31[3]	200,000	226,389
Eurogrid GmbH
(EMTN)
(Georgia)
0.74%	04/21/33[3]	200,000	180,254
Eversource Energy
4.60%	07/01/27	1,295,000	1,303,726
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25[1]	770,000	766,046
4.30%	01/15/29[1]	550,000	547,433
5.15%	03/30/26[1]	500,000	504,362
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	853,000	807,174

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric (continued)
Public Service Co. of New Mexico
3.85%	08/01/25	$1,405,000	$1,398,762
Southwestern Electric Power Co.
5.30%	04/01/33	1,030,000	1,063,260
TenneT Holding BV
(EMTN)
(Netherlands)
4.50%	10/28/34[3]	1,265,000	1,556,261

			15,517,111

Energy — 0.68%
Boston Gas Co.
3.76%	03/16/32[1]	2,400,000	2,190,361
East Ohio Gas Co. (The)
2.00%	06/15/30[1]	1,020,000	888,793
Energy Transfer LP
4.95%	05/15/28	750,000	761,498
Energy Transfer Operating LP
5.25%	04/15/29	1,145,000	1,178,349
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[3]	455,000	531,567
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[3]	125,000	86,536
TransCanada PipeLines Ltd.
(Canada)
2.50%	10/12/31[3]	445,000	394,010

			6,031,114

Finance — 2.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	2,045,000	1,964,920
3.00%	10/29/28[3]	421,000	397,852
Air Lease Corp.
3.25%	03/01/25	820,000	813,770
3.25%	10/01/29	525,000	493,837
3.63%	12/01/27	355,000	347,318
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	1,558,000	1,454,682
2.88%	02/15/25[1,3]	1,160,000	1,148,668
Citigroup, Inc.
2.52%	11/03/32[7]	2,025,000	1,757,720
2.67%	01/29/31[7]	115,000	104,807
2.98%	11/05/30[7]	290,000	269,865
3.52%	10/27/28[7]	1,505,000	1,469,793
Durrah MSN 35603
(Cayman Islands)
1.68%	01/22/25[3]	291,158	289,482
EverBank Financial Corp.
5.75%	07/02/25	1,150,000	1,146,761
Goldman Sachs Group, Inc. (The)
2.65%	10/21/32[7]	14,000	12,311

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 44

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
3.75%	02/25/26	$20,000	$19,873
3.81%	04/23/29[7]	2,480,000	2,432,371
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	47,000	41,134
9.00%	06/15/30[1]	461,000	464,377
9.75%	01/15/29[1]	205,000	212,889
Morgan Stanley
2.19%	04/28/26[7]	860,000	846,768
Morgan Stanley
(MTN)
1.16%	10/21/25[7]	2,115,000	2,108,700
1.79%	02/13/32[7]	2,000,000	1,694,171
1.93%	04/28/32[7]	555,000	471,121
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,3,7]	2,250,000	2,170,278
Sandalwood 2013 LLC
2.90%	07/10/25	321,770	319,268

			22,452,736

Food — 0.43%
ELO SACA
(EMTN)
(France)
6.00%	03/22/29[3]	700,000	724,756
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00%	02/02/29[3]	195,000	181,641
6.75%	03/15/34[1,3]	1,885,000	2,089,059
Pilgrim’s Pride Corp.
3.50%	03/01/32	925,000	822,770

			3,818,226

Gaming — 0.02%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29[1,3]	190,000	218,949

Health Care — 2.69%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	630,000	625,043
AbbVie, Inc.
3.60%	05/14/25	1,152,000	1,144,879
Aetna, Inc.
3.50%	11/15/24	1,250,000	1,247,269
Alcon Finance Corp.
2.75%	09/23/26[1]	2,300,000	2,232,731
Bayer U.S. Finance II LLC
4.38%	12/15/28[1]	2,914,000	2,875,465
5.50%	08/15/25[1]	1,100,000	1,102,730
Bayer U.S. Finance LLC
3.38%	10/08/24[1]	1,020,000	1,019,587
6.50%	11/21/33[1]	520,000	564,707
Baylor Scott & White Holdings
2.65%	11/15/26	1,530,000	1,474,335

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Centene Corp.
3.00%	10/15/30	$1,155,000	$1,034,374
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88%	10/01/31[3]	550,000	518,121
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[3]	825,000	856,342
HCA, Inc.
5.25%	04/15/25	865,000	866,346
5.88%	02/15/26	2,530,000	2,556,977
5.88%	02/01/29	1,000,000	1,048,407
7.05%	12/01/27	80,000	86,896
Humana, Inc.
3.85%	10/01/24	860,000	860,000
IQVIA, Inc.
5.70%	05/15/28	1,725,000	1,793,196
6.25%	02/01/29	120,000	127,639
Kedrion SpA
(Italy)
6.50%	09/01/29[1,3]	445,000	424,537
Medtronic Global Holdings SCA
(Luxembourg)
3.38%	10/15/34[3]	100,000	113,700
Medtronic, Inc.
3.65%	10/15/29	185,000	214,156
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[1]	870,000	546,827
Stryker Corp.
3.38%	09/11/32	450,000	508,099

			23,842,363

Health Care REITs — 0.42%
DOC DR LLC
3.95%	01/15/28	1,223,000	1,205,530
4.30%	03/15/27	135,000	134,896
Healthcare Realty Holdings LP
3.50%	08/01/26	225,000	221,332
3.63%	01/15/28	911,000	877,569
3.88%	05/01/25	1,255,000	1,243,724

			3,683,051

Hotel & Resort REITs — 0.08%
Host Hotels & Resorts LP,
Series H
3.38%	12/15/29	758,000	706,628

Industrial REITs — 0.19%
LXP Industrial Trust
6.75%	11/15/28	975,000	1,044,245
Prologis Euro Finance LLC
4.00%	05/05/34	500,000	571,937

See accompanying Notes to Financial Statements.

45 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Industrial REITs (continued)
Rexford Industrial Realty LP
2.15%	09/01/31	$135,000	$113,921

			1,730,103

Industrials — 0.90%
Amcor Finance USA, Inc.
3.63%	04/28/26	1,950,000	1,924,084
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13%	08/15/26[3]	230,000	222,597
BAE Systems Holdings, Inc.
3.80%	10/07/24[1]	630,000	629,794
Berry Global, Inc.
1.65%	01/15/27	95,000	89,229
4.88%	07/15/26[1]	491,000	489,707
5.65%	01/15/34[1]	25,000	25,707
Boeing Co. (The)
3.63%	02/01/31	1,800,000	1,649,684
6.53%	05/01/34[1]	465,000	499,035
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[2]	1,115,000	1,053,208
Honeywell International, Inc.
3.75%	03/01/36	555,000	629,900
4.13%	11/02/34	295,000	348,554
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38%	04/30/25[1,3]	410,000	406,523

			7,968,022

Information Technology — 0.46%
Apple, Inc.
3.25%	02/23/26	20,000	19,826
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	2,130,000	2,248,777
Uber Technologies, Inc.
4.30%	01/15/30	1,790,000	1,784,184

			4,052,787

Insurance — 0.88%
Athene Global Funding
1.99%	08/19/28[1]	2,255,000	2,048,919
3.21%	03/08/27[1]	530,000	509,841
Equitable Financial Life Global Funding
1.30%	07/12/26[1]	1,190,000	1,132,112
Metropolitan Life Global Funding I
3.30%	03/21/29[1]	1,200,000	1,158,387
Nationwide Mutual Insurance Co.
7.50%	12/15/24[1,7]	1,212,000	1,215,398
Trinity Acquisition PLC
(United Kingdom)
4.40%	03/15/26[3]	1,385,000	1,381,880

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Insurance (continued)
Willis North America, Inc.
2.95%	09/15/29	$395,000	$366,838

			7,813,375

Materials — 0.28%
International Flavors & Fragrances, Inc.
1.23%	10/01/25[1]	950,000	917,448
1.83%	10/15/27[1]	605,000	560,705
2.30%	11/01/30[1]	1,175,000	1,030,923

			2,509,076

Office REITs — 0.24%
Hudson Pacific Properties LP
3.25%	01/15/30	320,000	242,802
3.95%	11/01/27	58,000	52,588
4.65%	04/01/29	1,325,000	1,101,010
Kilroy Realty LP
4.25%	08/15/29	721,000	691,044

			2,087,444

Residential REITs — 0.23%
American Homes 4 Rent LP
3.63%	04/15/32	650,000	601,177
Invitation Homes Operating Partnership LP
2.00%	08/15/31	975,000	818,802
4.15%	04/15/32	535,000	511,600
5.50%	08/15/33	149,000	154,183

			2,085,762

Retail — 0.12%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%	04/01/29[1]	625,000	585,650
Michaels Cos., Inc. (The)
5.25%	05/01/28[1]	405,000	297,675
Papa John’s International, Inc.
3.88%	09/15/29[1]	195,000	180,617

			1,063,942

Services — 0.21%
Global Payments, Inc.
5.30%	08/15/29	1,240,000	1,276,352
Worldline SA
(France)
0.00%	07/30/26[3,8]	6,100	620,307

			1,896,659

Specialized REITs — 0.83%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31%	10/06/32[3]	660,000	696,606
3.18%	07/12/29[3]	200,000	242,738
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[3]	425,000	432,938
1.75%	03/12/29[3]	415,000	426,343

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 46

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Specialized REITs (continued)
CubeSmart LP
3.00%	02/15/30	$220,000	$204,124
4.38%	02/15/29	673,000	669,656
Extra Space Storage LP
2.20%	10/15/30	1,149,000	1,007,402
3.88%	12/15/27	915,000	903,694
3.90%	04/01/29	1,650,000	1,612,382
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33[3]	200,000	178,493
Realty Income Corp.
4.88%	07/06/30	820,000	978,875

			7,353,251

Transportation — 0.10%
Canadian Pacific Railway Co.
(Canada)
1.35%	12/02/24[3]	490,000	486,891
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	195,712	195,712
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25	195,167	193,867

			876,470

Total Corporates
(Cost $181,596,269)			183,960,482

MORTGAGE-BACKED — 26.06%**

Non-Agency Commercial Mortgage-Backed — 2.85%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23%	08/10/38[1,7]	1,095,000	1,051,549
BX Trust,
Series 2019-OC11, Class A
3.20%	12/09/41[1]	375,000	348,936
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
8.29%	03/15/35[1,2]	1,550,000	1,546,997
Century Plaza Towers,
Series 2019-CPT, Class A
2.87%	11/13/39[1]	715,000	640,260
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62%	02/10/49	3,250,000	3,176,352
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31%	04/10/49	1,000,000	978,934
DC Office Trust,
Series 2019-MTC, Class A
2.97%	09/15/45[1]	765,000	679,422

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.71%	11/20/33[2,3]	$1,313,884	$1,443,854
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.81%)
6.73%	12/15/36[1,2,3]	2,380,000	2,320,997
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09%	03/05/37[1]	3,000,000	2,962,533
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39[1]	760,000	703,915
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41[1,7]	765,000	696,149
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.67%	05/15/48[7]	19,038,794	39,163
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95%	09/06/38[1,7]	2,280,000	2,197,417
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40%	06/05/39[1]	740,000	682,613
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(3-Month Euribor plus 0.75%)
4.30%	08/17/33[1,2,3]	2,338,773	2,597,256
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69%	02/12/40[1]	520,000	447,277
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54[1]	960,000	855,505
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43[1,7]	45,000	39,764
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.08%	08/17/31[2,3]	447,596	596,923
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76%	03/25/49[1,7]	1,291,880	1,234,854
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.27%	02/15/48[7]	22,003,422	5,822

			25,246,492

See accompanying Notes to Financial Statements.

47 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed — 6.75%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(CME Term SOFR 1-Month plus 1.13%)
5.99%	04/25/35[2]	$1,421,009	$1,383,625
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.63%	11/25/35[2]	3,468,635	3,371,753
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.94%	12/25/34[2]	274,024	253,775
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	3,249	3,319
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
5.65%	07/26/36[1,7]	1,700,000	1,479,223
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(CME Term SOFR 1-Month plus 1.04%)
5.90%	01/25/35[2]	651,143	649,137
Chase Mortgage Finance Trust,
Series 2024-3, Class A4
6.00%	02/25/55[1,7]	4,494,941	4,550,915
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.15%	05/25/36[1,2]	30,099	27,668
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[1,7]	1,766,317	1,625,455
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.60%	02/25/35[2]	3,088,807	2,908,614
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(CME Term SOFR 1-Month plus 0.89%)
5.75%	01/25/36[2]	569,536	571,497
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(CME Term SOFR 1-Month plus 1.24%)
6.09%	11/25/35[2]	3,273,033	3,242,148
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.56%	08/25/34[7]	47,568	43,751
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55%	05/25/67[1,7]	1,567,403	1,553,576
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 11/25/24)
3.38%	12/25/32	359,766	348,586

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 11/25/24)
3.03%	12/25/36	$320,260	$270,508
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.14%	04/25/37[2]	91,068	58,246
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(CME Term SOFR 1-Month plus 0.36%)
3.14%	04/25/37[2]	1,082,129	620,787
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
6.28%	12/25/41[1,2]	609,379	608,397
Fannie Mae Connecticut Avenue Securities,
Series 2023-R08, Class 1M1
(SOFR30A plus 1.50%)
6.78%	10/25/43[1,2]	3,195,821	3,206,685
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.76%	09/25/34[7]	22,505	23,108
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1A
(SOFR30A plus 1.00%)
6.28%	01/25/42[1,2]	1,160,236	1,157,857
GCAT Trust,
Series 2021-NQM5, Class A1
1.26%	07/25/66[1,7]	3,654,244	3,063,839
GSAA Home Equity Trust,
Series 2005-9, Class M2
(CME Term SOFR 1-Month plus 0.86%)
5.72%	08/25/35[2]	1,331,602	1,337,013
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.66%	08/25/34[7]	3,877	3,868
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.97%	10/25/37[2]	1,250,213	1,169,953
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.60%	11/25/35[2]	41,067	40,658
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.83%	09/25/34[2]	6,312	5,506
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.77%	11/25/34[2]	18,207	16,598
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.23%	06/25/37[7]	454,949	396,820

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 48

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	$16,441	$16,487
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1997-1, Class A4
6.75%	02/25/28	4,377	4,390
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	21,055	20,961
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.02%	05/25/37[7]	81,751	71,832
JPMorgan Mortgage Trust,
Series 2021-INV5, Class A3
3.00%	12/25/51[1,7]	2,759,468	2,545,243
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.36%	01/25/34[7]	21,548	20,992
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.25%	10/25/32[7]	3,740	3,678
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.33%	06/25/37[2]	128,882	128,466
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/37[2]	238,170	238,161
Mid-State Trust XI,
Series 11, Class A1
4.86%	07/15/38	179,977	179,220
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.90%	07/25/34[2]	100,674	104,159
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(CME Term SOFR 1-Month plus 1.15%)
6.00%	07/25/35[2]	2,329,028	2,283,843
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.19%	04/25/37[2]	115,366	115,372
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.64%	03/25/35[2]	418,114	430,298
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	02/25/36[2]	192,536	190,551

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 10/25/24)
5.61%	10/25/25[1]	$1,831,377	$1,832,757
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 10/25/24)
2.49%	11/25/26[1]	1,039,720	1,033,929
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 10/25/24)
4.79%	07/25/26[1]	1,300,137	1,294,647
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 10/25/24)
5.56%	06/25/27[1]	1,785,822	1,782,506
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
6.21%	10/25/35[1,7]	329,859	330,203
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00%	04/25/31	15,201	11,941
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00%	11/25/31	5,474	4,848
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.00%	12/25/34[7]	10,041	9,072
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(CME Term SOFR 1-Month plus 0.35%)
5.21%	01/25/47[2]	3,729,966	3,535,623
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(CME Term SOFR 1-Month plus 0.80%)
5.66%	12/25/35[2]	4,500,000	4,023,878
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.28%	10/25/34[7]	487,427	428,643
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.56%	04/19/35[2]	211,580	201,904
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
6.54%	02/25/36[2]	191,272	163,342
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 11/25/24)
5.81%	05/25/68[1]	3,671,659	3,698,217
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 10/25/24)
5.12%	04/25/51[1]	568,537	565,808
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 10/25/24)
5.12%	03/27/51[1]	271,805	270,900

See accompanying Notes to Financial Statements.

49 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(CME Term SOFR 1-Month plus 1.67%)
6.53%	10/25/45[2]	$294,037	$291,077

			59,825,833

U.S. Agency Commercial Mortgage-Backed — 0.20%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90%	07/25/29	1,817,668	1,801,556

U.S. Agency Mortgage-Backed — 16.26%
Fannie Mae Pool 253974
7.00%	08/01/31	432	458
Fannie Mae Pool 527247
7.00%	09/01/26	2	2
Fannie Mae Pool 545191
7.00%	09/01/31	324	344
Fannie Mae Pool 545646
7.00%	09/01/26	1	1
Fannie Mae Pool 549740
6.50%	10/01/27	700	703
Fannie Mae Pool 630599
7.00%	05/01/32	1,530	1,632
Fannie Mae Pool 655928
7.00%	08/01/32	950	1,013
Fannie Mae Pool 735207
7.00%	04/01/34	526	561
Fannie Mae Pool 735861
6.50%	09/01/33	22,863	23,978
Fannie Mae Pool 764388
(RFUCCT6M plus 1.38%)
6.76%	03/01/34[2]	5,838	5,837
Fannie Mae Pool 776708
5.00%	05/01/34	49,204	50,382
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81%	12/01/35[2]	2,450	2,479
Fannie Mae Pool 889184
5.50%	09/01/36	38,126	39,636
Fannie Mae Pool 890221
5.50%	12/01/33	52,969	55,067
Fannie Mae Pool 939419
(RFUCCT1Y plus 1.27%)
6.64%	05/01/37[2]	18,226	18,291
Fannie Mae Pool AL0209
4.50%	05/01/41	156,562	158,611
Fannie Mae Pool CA1710
4.50%	05/01/48	6,924	6,908
Fannie Mae Pool CA1711
4.50%	05/01/48	460,637	459,558
Fannie Mae Pool CA2208
4.50%	08/01/48	6,178	6,164
Fannie Mae Pool CB2430
3.00%	12/01/51	2,189,080	1,964,832

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FM2318
3.50%	09/01/49	$807,909	$764,738
Fannie Mae Pool FS1598
2.00%	04/01/52	2,858,532	2,364,633
Fannie Mae Pool FS2646
3.00%	06/01/52	3,004,145	2,716,057
Fannie Mae Pool MA1527
3.00%	08/01/33	9,982	9,640
Fannie Mae Pool MA1561
3.00%	09/01/33	560,787	541,511
Fannie Mae Pool MA1608
3.50%	10/01/33	483,843	474,244
Fannie Mae Pool MA3537
4.50%	12/01/48	420,999	420,013
Fannie Mae Pool MA3811
3.00%	10/01/49	385,982	343,919
Fannie Mae Pool MA4333
2.00%	05/01/41	592,513	516,181
Fannie Mae Pool MA4512
2.50%	01/01/52	1,933,548	1,673,922
Fannie Mae Pool MA4548
2.50%	02/01/52	2,363,246	2,045,191
Fannie Mae Pool MA4733
4.50%	09/01/52	8,508,614	8,371,274
Fannie Mae Pool MA5008
4.50%	05/01/53	1,055,063	1,037,535
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50%	10/25/31	55,672	57,801
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34[2]	1,671	1,848
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.86%	07/25/37[2]	25,478	25,411
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.66%	11/25/36[2]	404,552	35,931
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50%	06/25/47	2,514	2,463
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00%	06/25/48	163,155	149,620
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00%	05/25/47	93,497	92,999
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X SOFR30A plus 8.04%, 0.55% Cap)
0.55%	09/25/42[2]	5,137,792	102,603
Freddie Mac Gold Pool A25162
5.50%	05/01/34	39,863	41,484

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 50

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool A33262
5.50%	02/01/35		$19,945	$20,815
Freddie Mac Gold Pool A68781
5.50%	10/01/37		2,456	2,577
Freddie Mac Gold Pool C03813
3.50%	04/01/42		453,603	433,271
Freddie Mac Gold Pool G01548
7.50%	07/01/32		122,559	134,403
Freddie Mac Gold Pool G01644
5.50%	02/01/34		26,800	27,889
Freddie Mac Gold Pool G02366
6.50%	10/01/36		20,648	22,324
Freddie Mac Gold Pool G08844
5.00%	10/01/48		124,914	126,857
Freddie Mac Pool SD5323
4.00%	01/01/54		4,751,092	4,564,639
Freddie Mac Pool SD7503
3.50%	08/01/49		2,154,419	2,039,298
Freddie Mac Pool SD8199
2.00%	03/01/52		1,545,607	1,278,556
Freddie Mac Pool SD8347
4.50%	08/01/53		2,502,125	2,460,556
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29		8,323	8,506
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.74%	06/15/38	[2]	359,359	28,731
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.15%	04/15/42	[2]	342,220	41,501
Ginnie Mae (TBA)
2.50%	10/20/54		3,900,000	3,430,693
4.00%	10/20/54		4,875,000	4,713,830
4.50%	10/20/54		8,950,000	8,834,196
5.00%	10/20/54		6,925,000	6,937,153
5.50%	10/20/54		5,100,000	5,150,057
Ginnie Mae I Pool 782810
4.50%	11/15/39		283,602	287,844
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
3.63%	07/20/34	[2]	7,244	7,317
Ginnie Mae II Pool MA4454
5.00%	05/20/47		11,210	11,478
Ginnie Mae II Pool MA4511
4.00%	06/20/47		2,843	2,780
Ginnie Mae II Pool MA4588
4.50%	07/20/47		98,384	98,529
Ginnie Mae II Pool MA4589
5.00%	07/20/47		553,104	565,721
Ginnie Mae II Pool MA4838
4.00%	11/20/47		257,494	251,863

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4901
4.00%	12/20/47		$209,846	$205,177
Ginnie Mae II Pool MA5399
4.50%	08/20/48		255,750	255,561
Ginnie Mae II Pool MA5530
5.00%	10/20/48		3,066	3,104
Ginnie Mae II Pool MA6030
3.50%	07/20/49		35,952	33,336
Ginnie Mae II Pool MA6080
3.00%	08/20/49		19,098	17,046
Ginnie Mae II Pool MA6209
3.00%	10/20/49		342,214	305,459
Ginnie Mae II Pool MA8347
4.50%	10/20/52		4,945,712	4,886,838
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.35%	08/20/53	[2]	788,238	789,350
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
6.50%	02/20/54	[2]	641,954	644,997
Ginnie Mae,
Series 2024-30, Class CF
(SOFR30A plus 1.25%)
6.50%	02/20/54	[2]	1,523,633	1,531,035
UMBS (TBA)
2.00%	10/01/54		3,575,000	2,953,828
2.50%	10/01/54		5,975,000	5,156,240
3.00%	10/01/54		8,775,000	7,875,729
3.50%	10/01/54		12,725,000	11,853,986
4.00%	10/01/54		12,275,000	11,791,199
4.50%	10/01/54		12,875,000	12,661,906
5.00%	10/01/54		11,425,000	11,418,373
5.50%	10/01/54		5,725,000	5,793,128

				144,243,151

Total Mortgage-Backed
(Cost $235,499,913)				231,117,032

MUNICIPAL BONDS — 0.85%*

California — 0.01%
Los Angeles Department of Water & Power Power System Revenue Bonds, Electric Light & Power Improvements, Series C
5.52%	07/01/27		50,000	51,951

Florida — 0.06%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series C
4.06%	10/01/31		280,000	276,643
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series D
3.50%	10/01/31		245,000	233,416

				510,059

See accompanying Notes to Financial Statements.

51 / Semi-Annual Report September 2024

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)

Massachusetts — 0.10%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	$908,843	$900,281

Michigan — 0.08%
University of Michigan Revenue Bonds, Series C
3.48%	04/01/33	750,000	714,111

New York — 0.60%
City of New York General Obligation, Public Improvements, Series 2
1.70%	03/01/29	250,000	227,052
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, School Improvements, Series G-3
5.27%	05/01/27	1,465,000	1,515,521
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F, Subseries F-3
5.13%	02/01/35	718,000	747,113
5.15%	02/01/36	718,000	744,855
New York State Dormitory Authority Revenue Bonds, Series C
1.95%	03/15/29	590,000	543,843
New York State Dormitory Authority Revenue Bonds, University & College Improvements, Series D
5.50%	03/15/30	70,000	71,499
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01%	03/15/30	1,630,000	1,465,119

			5,315,002

Pennsylvania — 0.00%
Pennsylvania Economic Development Financing Authority Revenue Bonds, University of Pittsburgh Medical Center, Series B
3.20%	11/15/27	40,000	38,942

Total Municipal Bonds
(Cost $7,589,968)			7,530,346

U.S. TREASURY SECURITIES — 54.09%
U.S. Treasury Notes — 54.09%
U.S. Treasury Notes
3.50%	09/30/26	66,405,000	66,220,830
3.88%	08/15/34	82,690,000	83,290,795
U.S. Treasury Notes (WI)
3.38%	09/30/29	286,590,000	285,772,772
3.63%	09/15/27	37,445,000	37,256,312
4.00%	08/31/26	7,226,000	7,236,726

Total U.S. Treasury Securities
(Cost $479,685,374)			479,777,435

Total Bonds — 108.57%
(Cost $964,724,965)			962,953,398

Issues		Shares	Value

COMMON STOCK — 0.06%

Communications — 0.06%
Intelsat Emergence SA3,4,5,9
(Luxembourg)		15,282	$483,301

Total Common Stock
(Cost $511,544)

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 4.38%

Money Market Funds — 4.38%
Fidelity Investments Money Market Funds - Government
Portfolio
4.83%[10,11]		1,327	1,327
TCW Central Cash Fund
0.04%[10,12]		38,860,000	38,860,000

Total Short-Term Investments
(Cost $38,861,327)			38,861,327

Total Investments - 113.01%
(Cost $1,004,097,836)			1,002,298,026

Liabilities in Excess of Other Assets - (13.01)%			(115,380,447)

Net Assets - 100.00%			$886,917,579

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,174,355, which is 0.25% of total net assets.
[6]	Payment-in-kind (“PIK”) security.
[7]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[9]	Non-income producing security.
[10]	Represents the current yield as of September 30, 2024.
[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,327.
[12]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 52

Intermediate Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(IO): Interest Only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(SONIA): Sterling Overnight Index Average

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(WI): When Issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 3,590,000	USD 3,984,865	Citibank N.A.	10/11/24	$23,703
EUR 379,000	USD 412,006	Bank of America N.A.	10/11/24	11,184
EUR 499,000	USD 543,972	Goldman Sachs International	10/11/24	13,207

				48,094

USD 1,015,069	EUR 917,000	Goldman Sachs International	10/11/24	(8,847)
USD 23,981,302	EUR 22,047,000	Citibank N.A.	10/11/24	(636,219)
USD 324,996	EUR 297,000	Bank of America N.A.	10/11/24	(6,632)
USD 1,336,745	GBP 1,043,000	Citibank N.A.	10/11/24	(62,272)
USD 102,545	GBP 79,000	Goldman Sachs International	10/11/24	(3,421)

				(717,391)

NET UNREALIZED DEPRECIATION				$(669,297)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	1,480	12/31/24	$308,198,438	$822,358	$822,358
U.S. Treasury Ten-Year Ultra Bond	63	12/19/24	7,452,704	21,057	21,057

			315,651,142	843,415	843,415

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond	124	12/19/24	(16,503,625)	146,173	146,173
U.S. Treasury Ten-Year Note	92	12/19/24	(10,513,875)	15,696	15,696
Euro-Bobl Future	61	12/06/24	(8,172,890)	(64,723)	(64,723)
Euro-Bund Future	53	12/06/24	(7,980,606)	(51,283)	(51,283)
Long Gilt Future	1	12/27/24	(132,029)	1,251	1,251
Euro-Buxl 30 Year	1	12/06/24	(152,095)	(225)	(225)

			(43,455,120)	46,889	46,889

TOTAL FUTURES CONTRACTS			$272,196,022	$890,304	$890,304

See accompanying Notes to Financial Statements.

53 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 112.06%
ASSET-BACKED SECURITIES — 4.04%**
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97%	01/15/37[1,2,3]	$70,000	$70,328
Apidos CLO XII,
Series 2013-12A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.38%	04/15/31[1,2,3]	55,249	55,289
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.89%	05/15/32[1,2,3]	75,000	74,730
FirstKey Homes Trust,
Series 2021-SFR2, Class E2
2.36%	09/17/38[1]	100,000	93,381
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20%	05/19/39[1]	70,000	69,604
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	04/24/31[1,2,3]	88,902	88,938
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[1]	26,077	25,161
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.72%	07/15/36[1,2,3]	70,000	70,131
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.70%	04/15/31[1,2,3]	115,000	115,137
Progress Residential Trust,
Series 2021-SFR11, Class E2
3.53%	01/17/39[1]	80,000	73,573
Regatta XIII Funding Ltd.,
Series 2018-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.40%	07/15/31[1,2,3]	57,813	57,807
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
0.00%	08/20/32[1,2,3]	70,000	70,065
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[4,5]	31,781	29,410

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.82%	01/25/83	[2]	$20,000	$20,600
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.82%	04/26/83	[2]	20,000	20,441
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.47%	07/25/73	[2]	35,000	35,843
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.72%	07/25/23	[2]	15,308	15,262
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83	[2]	20,000	20,534
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83	[2]	20,000	20,327
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45	[1]	85,000	82,232
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(SOFR90A plus 0.43%)
5.79%	04/25/40	[1,2]	15,852	15,642

Total Asset-Backed Securities
(Cost $1,108,271)				1,124,435

CORPORATES — 51.20%*
Banking — 8.36%
Bank of America Corp.
2.30%	07/21/32	[6]	442,000	382,878
2.59%	04/29/31	[6]	210,000	190,780
Bank of America Corp.,
Series N
1.66%	03/11/27	[6]	40,000	38,455
Bank of New York Mellon Corp. (The)
(MTN)
5.83%	10/25/33	[6]	170,000	184,193
HSBC Holdings PLC
(United Kingdom)
2.80%	05/24/32	[3,6]	155,000	137,242
JPMorgan Chase & Co.
1.58%	04/22/27	[6]	205,000	196,538
1.95%	02/04/32	[6]	365,000	313,770
2.96%	01/25/33	[6]	135,000	121,559
PNC Financial Services Group, Inc. (The)
5.07%	01/24/34	[6]	140,000	142,367
5.68%	01/22/35	[6]	5,000	5,307
6.04%	10/28/33	[6]	10,000	10,816
6.88%	10/20/34	[6]	15,000	17,194

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 54

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
2.47%	01/11/28	[3,6]	$40,000	$38,102
U.S. Bancorp
4.84%	02/01/34	[6]	190,000	190,002
5.68%	01/23/35	[6]	5,000	5,303
Wells Fargo & Co.
(MTN)
2.57%	02/11/31	[6]	80,000	72,698
3.35%	03/02/33	[6]	305,000	279,118

				2,326,322

Communications — 3.37%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32		285,000	229,850
Cisco Systems, Inc.
5.05%	02/26/34		90,000	94,562
Comcast Corp.
1.95%	01/15/31		10,000	8,684
Discovery Communications LLC
3.63%	05/15/30		35,000	31,515
Fox Corp.
6.50%	10/13/33		65,000	71,143
Meta Platforms, Inc.
4.75%	08/15/34		100,000	102,113
Sprint Capital Corp.
8.75%	03/15/32		85,000	105,642
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%	03/20/25	[1]	9,375	9,380
5.15%	03/20/28	[1]	87,500	88,546
T-Mobile USA, Inc.
2.55%	02/15/31		179,000	159,621
5.05%	07/15/33		35,000	35,892

				936,948

Consumer Discretionary — 3.10%
Bacardi Ltd.
(Bermuda)
4.70%	05/15/28	[1,3]	90,000	89,993
BAT Capital Corp.
4.39%	08/15/37		95,000	86,470
Choice Hotels International, Inc.
5.85%	08/01/34		40,000	41,288
Church & Dwight Co., Inc.
5.60%	11/15/32		20,000	21,542
Coca-Cola Co. (The)
4.65%	08/14/34		45,000	46,062
Constellation Brands, Inc.
2.88%	05/01/30		30,000	27,687
Diageo Capital BV
(Netherlands)
1.88%	06/08/34	[3]	100,000	100,342

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance PLC
(United Kingdom)
4.25%	07/21/25	[1,3]	$30,000	$29,845
JDE Peet’s NV
(Netherlands)
2.25%	09/24/31	[1,3]	120,000	100,616
Kenvue, Inc.
4.90%	03/22/33		15,000	15,536
Philip Morris International, Inc.
5.75%	11/17/32		60,000	64,494
Reynolds American, Inc.
5.70%	08/15/35		50,000	52,107
WarnerMedia Holdings, Inc.
4.28%	03/15/32		210,000	186,615

				862,597

Diversified REITs — 1.75%
American Assets Trust LP
3.38%	02/01/31		25,000	21,780
6.15%	10/01/34		5,000	5,058
American Tower Corp.
2.30%	09/15/31		148,000	127,537
2.90%	01/15/30		15,000	13,887
5.65%	03/15/33		15,000	15,850
Crown Castle, Inc.
2.25%	01/15/31		120,000	104,079
3.30%	07/01/30		25,000	23,388
Digital Realty Trust LP
3.60%	07/01/29		10,000	9,673
Equinix, Inc.
2.50%	05/15/31		35,000	30,931
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		35,000	33,399
5.30%	01/15/29		20,000	20,364
VICI Properties LP
5.13%	05/15/32		52,000	52,295
VICI Properties LP/VICI Note Co., Inc.
4.63%	06/15/25	[1]	15,000	14,929
Weyerhaeuser Co.
3.38%	03/09/33		15,000	13,712

				486,882

Electric — 4.29%
Alliant Energy Finance LLC
1.40%	03/15/26	[1]	90,000	85,527
5.95%	03/30/29	[1]	35,000	37,011
Ameren Corp.
3.50%	01/15/31		50,000	47,361
Appalachian Power Co.,
Series X
3.30%	06/01/27		20,000	19,530
Arizona Public Service Co.
6.35%	12/15/32		125,000	137,503
Berkshire Hathaway Energy Co.
1.65%	05/15/31		25,000	21,174

See accompanying Notes to Financial Statements.

55 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Electric (continued)
Black Hills Corp.
4.35%	05/01/33		$36,000	$34,567
Commonwealth Edison Co.
6.45%	01/15/38		20,000	22,998
Duke Energy Corp.
2.55%	06/15/31		35,000	30,949
Duke Energy Florida LLC
5.88%	11/15/33		110,000	120,441
Evergy Missouri West, Inc.
5.65%	06/01/34	[1]	50,000	52,979
Eversource Energy
4.60%	07/01/27		30,000	30,202
5.13%	05/15/33		70,000	71,383
Exelon Corp.
5.30%	03/15/33		35,000	36,569
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25	[1]	75,000	74,615
FirstEnergy Transmission LLC
4.55%	01/15/30	[1]	25,000	25,227
ITC Holdings Corp.
4.95%	09/22/27	[1]	20,000	20,298
Jersey Central Power & Light Co.
2.75%	03/01/32	[1]	90,000	78,987
Narragansett Electric Co. (The)
3.40%	04/09/30	[1]	35,000	33,300
Oklahoma Gas and Electric Co.
5.40%	01/15/33		15,000	15,793
Public Service Co. of New Mexico
3.85%	08/01/25		40,000	39,823
Southwestern Electric Power Co.
5.30%	04/01/33		130,000	134,198
Southwestern Electric Power Co.,
Series M
4.10%	09/15/28		15,000	14,894
Xcel Energy, Inc.
3.40%	06/01/30		10,000	9,491

				1,194,820

Energy — 2.72%
Aker BP ASA
(Norway)
3.10%	07/15/31	[1,3]	67,000	59,779
Boston Gas Co.
3.76%	03/16/32	[1]	25,000	22,816
CenterPoint Energy Resources Corp.
5.40%	03/01/33		130,000	137,275
East Ohio Gas Co. (The)
2.00%	06/15/30	[1]	15,000	13,071
KeySpan Gas East Corp.
5.99%	03/06/33	[1]	85,000	89,247
NiSource, Inc.
5.40%	06/30/33		75,000	78,216
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31		10,000	8,827
5.40%	06/15/33		80,000	83,875

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		$30,000	$29,977
Rockies Express Pipeline LLC
4.95%	07/15/29	[1]	5,000	4,786
Southern Co. Gas Capital Corp.
4.95%	09/15/34		5,000	5,053
5.15%	09/15/32		20,000	20,712
5.75%	09/15/33		102,000	109,706
Southern Natural Gas Co. LLC
4.80%	03/15/47	[1]	30,000	26,806
TransCanada PipeLines Ltd.
(Canada)
4.63%	03/01/34	[3]	30,000	29,624
5.60%	03/31/34	[3]	35,000	36,761

				756,531

Finance — 5.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00%	10/29/28	[3]	80,000	75,601
3.30%	01/30/32	[3]	60,000	54,115
3.88%	01/23/28	[3]	16,000	15,738
Air Lease Corp.
3.63%	12/01/27		26,000	25,437
4.63%	10/01/28		30,000	30,123
American Express Co.
6.49%	10/30/31	[6]	100,000	110,643
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27	[1,3]	46,000	42,949
2.75%	02/21/28	[1,3]	10,000	9,339
4.38%	05/01/26	[1,3]	5,000	4,956
Citigroup, Inc.
2.52%	11/03/32	[6]	225,000	195,302
2.56%	05/01/32	[6]	70,000	61,584
3.06%	01/25/33	[6]	32,000	28,598
Discover Financial Services
6.70%	11/29/32		25,000	27,504
Goldman Sachs Group, Inc. (The)
1.95%	10/21/27	[6]	50,000	47,677
2.65%	10/21/32	[6]	212,000	186,425
Intercontinental Exchange, Inc.
1.85%	09/15/32		50,000	41,476
Mastercard, Inc.
4.55%	01/15/35		80,000	80,419
Morgan Stanley
(MTN)
1.79%	02/13/32	[6]	240,000	203,301
1.93%	04/28/32	[6]	215,000	182,506
Nationwide Building Society
(United Kingdom)
1.50%	10/13/26	[1,3]	25,000	23,696
Pipeline Funding Co. LLC
7.50%	01/15/30	[1]	16,242	17,560

				1,464,949

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 56

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Food — 1.24%
General Mills, Inc.
4.95%	03/29/33		$50,000	$51,336
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75%	12/01/31	[3]	32,000	29,439
6.75%	03/15/34	[1,3]	50,000	55,413
Kellanova
5.25%	03/01/33		30,000	31,394
Mondelez International, Inc.
0.75%	03/17/33		100,000	91,513
Pilgrim’s Pride Corp.
3.50%	03/01/32		60,000	53,369
Smithfield Foods, Inc.
2.63%	09/13/31	[1]	40,000	33,925

				346,389

Health Care — 8.43%
Alcon Finance Corp.
2.75%	09/23/26	[1]	40,000	38,830
Amgen, Inc.
5.25%	03/02/33		165,000	171,819
Ascension Health,
Series B
2.53%	11/15/29		20,000	18,603
Barnabas Health, Inc.,
Series 2012
4.00%	07/01/28		15,000	14,452
Baxter International, Inc.
3.95%	04/01/30		10,000	9,782
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	45,000	44,405
Bayer U.S. Finance LLC
6.50%	11/21/33	[1]	105,000	114,027
Becton Dickinson & Co.
3.70%	06/06/27		20,000	19,758
Bristol-Myers Squibb Co.
5.20%	02/22/34		135,000	142,445
Centene Corp.
3.00%	10/15/30		85,000	76,123
Cigna Group (The)
2.40%	03/15/30		105,000	95,080
CVS Health Corp.
3.25%	08/15/29		40,000	37,829
5.70%	06/01/34		150,000	156,524
DENTSPLY SIRONA, Inc.
3.25%	06/01/30		35,000	32,150
Elanco Animal Health, Inc.
6.65%	08/28/28		15,000	15,587
Elevance Health, Inc.
5.50%	10/15/32		60,000	63,803
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26	[1]	20,000	18,828
GE HealthCare Technologies, Inc.
4.80%	08/14/29		65,000	66,249

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care (continued)
HCA, Inc.
3.63%	03/15/32		$75,000	$69,432
4.13%	06/15/29		65,000	64,015
Health Care Service Corp. A Mutual Legal Reserve Co.
5.45%	06/15/34	[1]	65,000	67,628
Humana, Inc.
3.70%	03/23/29		10,000	9,734
5.38%	04/15/31		150,000	155,335
Illumina, Inc.
2.55%	03/23/31		25,000	21,766
5.75%	12/13/27		15,000	15,585
IQVIA, Inc.
6.25%	02/01/29		35,000	37,228
Medtronic Global Holdings SCA
(Luxembourg)
4.50%	03/30/33	[3]	20,000	20,126
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75%	05/19/33	[3]	35,000	35,734
Premier Health Partners,
Series G
2.91%	11/15/26		15,000	14,262
Providence St. Joseph Health Obligated Group,
Series H
2.75%	10/01/26		20,000	19,386
Regeneron Pharmaceuticals, Inc.
1.75%	09/15/30		20,000	17,286
Revvity, Inc.
2.55%	03/15/31		35,000	30,654
Roche Holdings, Inc.
4.59%	09/09/34	[1]	65,000	65,662
5.59%	11/13/33	[1]	100,000	108,499
Royalty Pharma PLC
(United Kingdom)
1.75%	09/02/27	[3]	25,000	23,304
Smith & Nephew PLC
(United Kingdom)
2.03%	10/14/30	[3]	30,000	26,082
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70%	03/15/31	[3]	30,000	26,736
Stryker Corp.
3.38%	09/11/32		100,000	112,911
Thermo Fisher Scientific, Inc.
5.09%	08/10/33		34,000	35,586
UnitedHealth Group, Inc.
5.15%	07/15/34		170,000	177,447
Universal Health Services, Inc.
1.65%	09/01/26		35,000	33,161
Zoetis, Inc.
5.60%	11/16/32		20,000	21,436

				2,345,289

Health Care REITs — 0.19%
DOC DR LLC
4.30%	03/15/27		26,000	25,980

See accompanying Notes to Financial Statements.

57 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Health Care REITs (continued)
Healthcare Realty Holdings LP
3.10%	02/15/30		$15,000	$13,793
3.88%	05/01/25		4,000	3,964
Ventas Realty LP
4.13%	01/15/26		10,000	9,955

				53,692

Hotel & Resort REITs — 0.10%
Host Hotels & Resorts LP,
Series I
3.50%	09/15/30		30,000	27,809

Industrial REITs — 0.84%
Americold Realty Operating Partnership LP
5.41%	09/12/34		45,000	45,159
LXP Industrial Trust
2.38%	10/01/31		25,000	20,965
2.70%	09/15/30		25,000	22,254
Prologis Euro Finance LLC
4.00%	05/05/34		100,000	114,387
Rexford Industrial Realty LP
2.13%	12/01/30		5,000	4,334
2.15%	09/01/31		30,000	25,316

				232,415

Industrials — 2.19%
Amcor Finance USA, Inc.
3.63%	04/28/26		25,000	24,668
5.63%	05/26/33		15,000	15,835
BAE Systems Holdings, Inc.
3.80%	10/07/24	[1]	15,000	14,995
3.85%	12/15/25	[1]	10,000	9,904
Berry Global, Inc.
1.57%	01/15/26		20,000	19,254
1.65%	01/15/27		20,000	18,785
5.65%	01/15/34	[1]	85,000	87,402
Boeing Co. (The)
3.63%	02/01/31		100,000	91,649
4.88%	05/01/25		15,000	14,957
6.53%	05/01/34	[1]	25,000	26,830
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.88%	05/05/26	[2]	10,000	10,018
Sealed Air Corp.
1.57%	10/15/26	[1]	30,000	28,188
Smurfit Kappa Treasury ULC
(Ireland)
5.44%	04/03/34	[1,3]	200,000	208,647
Sonoco Products Co.
3.13%	05/01/30		25,000	23,302
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63%	04/28/26	[1,3]	15,000	14,805

				609,239

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Information Technology — 3.08%
Atlassian Corp.
5.50%	05/15/34		$105,000	$110,002
Broadcom, Inc.
2.60%	02/15/33	[1]	65,000	55,730
3.42%	04/15/33	[1]	20,000	18,196
Cadence Design Systems, Inc.
4.70%	09/10/34		110,000	110,682
Constellation Software, Inc.
(Canada)
5.46%	02/16/34	[1,3]	100,000	104,792
Fiserv, Inc.
2.65%	06/01/30		20,000	18,248
5.63%	08/21/33		20,000	21,184
Micron Technology, Inc.
2.70%	04/15/32		15,000	13,123
Netflix, Inc.
3.63%	06/15/25	[1]	20,000	19,860
Open Text Corp.
(Canada)
6.90%	12/01/27	[1,3]	72,000	76,015
Oracle Corp.
2.88%	03/25/31		70,000	63,701
6.25%	11/09/32		90,000	99,606
Take-Two Interactive Software, Inc.
4.00%	04/14/32		65,000	62,359
Uber Technologies, Inc.
4.80%	09/15/34		85,000	84,956

				858,454

Insurance — 3.35%
Aon Corp.
2.80%	05/15/30		40,000	36,845
Aon Corp./Aon Global Holdings PLC

2.60%	12/02/31		60,000	53,040
Athene Global Funding
1.61%	06/29/26	[1]	5,000	4,762
Berkshire Hathaway Finance Corp.
2.00%	03/18/34		100,000	102,329
Brown & Brown, Inc.
4.20%	03/17/32		30,000	28,799
Equitable Financial Life Global Funding
1.30%	07/12/26	[1]	25,000	23,784
Farmers Exchange Capital
7.05%	07/15/28	[1]	20,000	21,093
Farmers Insurance Exchange
4.75%	11/01/57	[1,6]	65,000	53,538
Marsh & McLennan Cos., Inc.
2.25%	11/15/30		30,000	26,857
Metropolitan Life Global Funding I
2.95%	04/09/30	[1]	220,000	205,344
MMI Capital Trust I,
Series B
7.63%	12/15/27		50,000	53,852
Nationwide Mutual Insurance Co.
7.50%	12/15/24	[1,6]	50,000	50,140

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 58

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Insurance (continued)
New York Life Global Funding
5.00%	01/09/34	[1]	$160,000	$165,332
New York Life Insurance Co.
5.88%	05/15/33	[1]	65,000	70,150
Progressive Corp. (The)
3.20%	03/26/30		10,000	9,533
Willis North America, Inc.
5.35%	05/15/33		25,000	25,750

				931,148

Materials — 0.42%
Georgia-Pacific LLC
2.30%	04/30/30	[1]	20,000	18,069
International Flavors & Fragrances, Inc.
2.30%	11/01/30	[1]	95,000	83,351
3.27%	11/15/40	[1]	20,000	15,337

				116,757

Office REITs — 0.32%
Hudson Pacific Properties LP
3.95%	11/01/27		25,000	22,667
Kilroy Realty LP
2.50%	11/15/32		40,000	32,099
3.05%	02/15/30		5,000	4,475
Piedmont Operating Partnership LP
2.75%	04/01/32		35,000	28,424

				87,665

Residential REITs — 0.68%
American Homes 4 Rent LP
2.38%	07/15/31		30,000	25,848
Essex Portfolio LP
2.65%	03/15/32		10,000	8,714
5.50%	04/01/34		70,000	72,837
Invitation Homes Operating Partnership LP
5.50%	08/15/33		70,000	72,435
UDR, Inc.
(MTN)
4.40%	01/26/29		10,000	9,972

				189,806

Retail — 0.07%
Starbucks Corp.
2.55%	11/15/30		20,000	18,113

Services — 0.65%
Global Payments, Inc.
5.30%	08/15/29		60,000	61,759
5.95%	08/15/52		10,000	10,311
Moody’s Corp.
4.25%	08/08/32		20,000	19,721
Northwestern University
3.69%	12/01/38		20,000	18,490
RELX Capital, Inc.
3.00%	05/22/30		20,000	18,735
Republic Services, Inc.
2.90%	07/01/26		5,000	4,900

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)
Services (continued)
S&P Global, Inc.
2.90%	03/01/32		$10,000	$9,102
Worldline SA
(France)
0.00%	07/30/25	[3,7]	75	9,362
0.00%	07/30/26	[3,7]	275	27,965

				180,345

Specialized REITs — 0.33%
CubeSmart LP
4.38%	02/15/29		15,000	14,925
Extra Space Storage LP
2.20%	10/15/30		40,000	35,071
NNN REIT, Inc.
5.60%	10/15/33		40,000	41,911

				91,907

Transportation — 0.46%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28		19,021	17,792
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75%	05/15/32		26,160	23,352
Norfolk Southern Corp.
3.00%	03/15/32		15,000	13,683
Union Pacific Corp.
2.89%	04/06/36		20,000	17,227
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36		53,771	56,525

				128,579

Total Corporates
(Cost $14,031,476)				14,246,656

MORTGAGE-BACKED — 30.22%**
Non-Agency Commercial Mortgage-Backed — 8.73%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35	[1]	69,000	67,775
BFLD Mortgage Trust,
Series 2024-VICT, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.99%	07/15/41	[1,2]	39,000	39,078
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.99%	04/15/37	[1,2]	50,000	50,229
BX Trust,
Series 2019-OC11, Class C
3.86%	12/09/41	[1]	79,000	73,701
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.81%	02/15/36	[1,2]	33,214	32,399

See accompanying Notes to Financial Statements.

59 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BX Trust,
Series 2021-VIEW, Class A
(CME Term SOFR 1-Month plus 1.39%)
6.49%	06/15/36	[1,2]	$50,000	$49,064
BX Trust,
Series 2023-DELC, Class B
(CME Term SOFR 1-Month plus 3.34%)
8.44%	05/15/38	[1,2]	32,000	32,359
BXP Trust,
Series 2017-GM, Class B
3.54%	06/13/39	[1,6]	100,000	95,572
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.64%	12/15/37	[1,2]	67,000	66,948
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class D
(CME Term SOFR 1-Month plus 2.05%)
7.14%	12/15/37	[1,2]	33,000	32,979
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.77%	10/10/47	[6]	87,867	1
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65%	12/10/41	[1]	100,000	88,439
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
0.78%	06/10/47	[6]	134,264	3
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.78%	09/10/47	[4,5,6]	251,518	3
Commercial Mortgage Trust,
Series 2016-787S, Class A
3.55%	02/10/36	[1]	35,000	33,848
Commercial Mortgage Trust,
Series 2024-277P, Class A
6.34%	08/10/44	[1]	79,000	83,079
Credit Suisse Mortgage Capital Trust,
Series 2021-B33, Class A2
3.17%	10/10/43	[1]	100,000	88,821
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class AS
4.17%	11/15/48	[6]	50,000	48,965
CSAIL Commercial Mortgage Trust,
Series 2019-C18, Class A2
2.84%	12/15/52		34,464	34,386
DOLP Trust,
Series 2021-NYC, Class A
2.96%	05/10/41	[1]	106,000	94,551
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67%	09/10/35	[1,6]	56,000	54,528
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45%	02/10/37	[1,6]	375,000	29

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.89%	03/15/28	[1,2]	$100,000	$100,394
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.55%	08/10/43	[1,6]	2,355,353	6,725
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09%	08/10/44	[1,6]	159,796	2
GWT,
Series 2024-WLF2, Class B
(CME Term SOFR 1-Month plus 2.14%)
7.24%	05/15/41	[1,2]	37,000	37,114
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09%	03/05/37	[1]	50,000	49,376
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.54%	09/15/47	[6]	211,050	3
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.90%	11/15/47	[6]	754,433	13
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.41%	11/15/43	[1,6]	425,656	965
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95%	09/06/38	[1,6]	70,000	67,465
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class A
(SOFR30A plus 1.40%)
6.74%	03/15/39	[1,2]	100,000	99,842
Manhattan West Mortgage Trust,
Series 2020-1MW, Class B
2.41%	09/10/39	[1,6]	100,000	92,445
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B
(CME Term SOFR 1-Month plus 1.22%)
6.31%	04/15/38	[1,2]	37,749	37,559
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.06%	12/15/47	[6]	1,065,694	26
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.11%	04/15/48	[6]	608,320	533
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.74%	03/15/39	[1,2]	135,000	135,279
SCOTT Trust,
Series 2023-SFS, Class A
5.91%	03/10/40	[1]	110,000	113,510

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 60

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SMRT,
Series 2022-MINI, Class B
(CME Term SOFR 1-Month plus 1.35%)
6.45%	01/15/39	[1,2]	$33,000	$32,622
SREIT Trust,
Series 2021-MFP, Class B
(CME Term SOFR 1-Month plus 1.19%)
6.29%	11/15/38	[1,2]	47,843	47,522
SREIT Trust,
Series 2021-MFP2, Class C
(CME Term SOFR 1-Month plus 1.49%)
6.58%	11/15/36	[1,2]	100,000	99,220
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
6.17%	10/15/34	[1,2]	50,000	49,355
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A
(CME Term SOFR 1-Month plus 2.19%)
7.28%	05/15/37	[1,2]	100,000	100,376
UBS Commercial Mortgage Trust,
Series 2019-C17, Class AS
3.20%	10/15/52		60,000	54,026
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.35%	08/10/49	[1,4,5,6]	245,012	252
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.13%	12/15/47	[6]	3,238,092	81
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.72%	07/15/58	[6]	1,961,894	3,455
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class AS
4.01%	12/15/59	[6]	52,000	50,647
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class A
6.01%	06/10/37	[1]	100,000	103,772
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class A
(CME Term SOFR 1-Month plus 2.79%)
7.89%	11/15/27	[1,2]	80,000	80,402

				2,429,738

Non-Agency Mortgage-Backed — 5.77%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass- Through Certificates,
Series 2005-R11, Class M3
(CME Term SOFR 1-Month plus 0.86%)
5.72%	01/25/36	[2]	79,969	78,181
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A3D
(CME Term SOFR 1-Month plus 0.59%)
5.45%	09/25/36	[2]	55,000	54,230

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
5.26%	04/25/34	[6]	$5,310	$4,759
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58%	06/15/30	[6]	19,426	1,767
Carrington Mortgage Loan Trust,
Series 2006-FRE1, Class A3
(CME Term SOFR 1-Month plus 0.26%)
5.12%	04/25/36	[2]	61,952	60,632
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.40%)
5.26%	06/25/37	[2]	85,000	80,127
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61	[1,6]	50,927	45,992
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.60%	02/25/35	[2]	33,237	31,298
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(CME Term SOFR 1-Month plus 1.01%)
5.87%	10/25/47	[2]	16,493	15,573
CROSS Mortgage Trust,
Series 2024-H6, Class A1 (STEP-reset date 11/25/24)
5.13%	09/25/69	[1]	100,000	100,600
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
7.18%	12/25/41	[1,2]	50,000	50,643
Fannie Mae Connecticut Avenue Securities,
Series 2024-R01, Class 1M2
(SOFR30A plus 1.80%)
7.08%	01/25/44	[1,2]	50,000	50,637
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA6, Class M2
(SOFR30A plus 1.50%)
6.78%	10/25/41	[1,2]	50,000	50,300
GCAT Trust,
Series 2023-INV1, Class A7
6.00%	08/25/53	[1,6]	82,353	83,422
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
5.20%	09/25/35	[6]	7,690	7,363
Home Equity Asset Trust,
Series 2005-4, Class M6
(CME Term SOFR 1-Month plus 1.19%)
4.31%	10/25/35	[2]	72,944	71,935
Impac CMB Trust,
Series 2007-A, Class A
(CME Term SOFR 1-Month plus 0.61%)
5.47%	05/25/37	[1,2]	70,600	67,136

See accompanying Notes to Financial Statements.

61 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	06/25/37	[2]	$111,888	$102,837
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(CME Term SOFR 1-Month plus 0.55%)
5.41%	02/25/36	[2]	2,567	2,526
MFA Trust,
Series 2021-INV1, Class A3
1.26%	01/25/56	[1,6]	74,549	71,458
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
5.84%	07/25/34	[6]	7,686	7,645
New Residential Mortgage Loan Trust,
Series 2022-NQM4, Class A1 (STEP-reset date 11/25/24)
5.00%	06/25/62	[1]	81,297	80,829
OBX Trust,
Series 2024-HYB1, Class A1
3.60%	03/25/53	[1,6]	75,999	74,291
OBX Trust,
Series 2024-NQM14, Class A1 (STEP-reset date 11/25/24)
4.94%	09/25/64	[1]	100,000	99,915
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(CME Term SOFR 1-Month plus 0.21%)
5.07%	05/25/47	[2]	59,343	42,697
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(CME Term SOFR 1-Month plus 0.81%)
5.78%	03/19/34	[2]	992	938
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A1
(CME Term SOFR 1-Month plus 0.27%)
5.13%	01/25/37	[2]	102,813	98,533
Structured Asset Securities Corp.,
Series 2005-WF1, Class M4
(CME Term SOFR 1-Month plus 1.24%)
6.09%	02/25/35	[2]	66,010	66,722
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 11/25/24)
5.81%	05/25/68	[1]	93,742	94,420
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class 2A1
(CME Term SOFR 1-Month plus 0.71%)
5.57%	04/25/34	[2]	9,399	9,166

				1,606,572

U.S. Agency Commercial Mortgage-Backed — 0.09%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04%	04/25/36	[6]	41,489	2
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.72%	01/25/39	[6]	248,474	1,325

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K049, Class X3 (IO)
1.60%	10/25/43	[6]	$250,000	$3,042
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11%	02/16/53	[6]	1,656,945	5,639
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58%	02/16/54	[6]	441,013	5,066
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.24%	10/16/54	[6]	648,117	10,273

				25,347

U.S. Agency Mortgage-Backed — 15.63%
Fannie Mae Pool BW9897
4.50%	10/01/52		21,599	21,264
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.61%	11/25/41	[2]	43,979	3,621
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50%	06/25/42		18,228	16,020
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00%	10/25/42	[2]	27,673	25,671
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
6.50%	10/25/54	[2]	40,000	40,192
Freddie Mac Pool SD8189
2.50%	01/01/52		41,443	35,878
Freddie Mac Pool SD8199
2.00%	03/01/52		43,538	36,015
Freddie Mac REMICS,
Series 4064, Class TB
3.50%	06/15/42		98,618	95,266
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50%	07/15/36		115,675	22,554
Ginnie Mae (TBA)
2.50%	10/20/54		100,000	87,966
4.00%	10/20/54		150,000	145,041
4.50%	10/20/54		250,000	246,765
5.00%	10/20/54		300,000	300,527
5.50%	10/20/54		100,000	100,982
Ginnie Mae II Pool MA8427
4.50%	11/20/52		134,278	132,679
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.49%, 6.60% Cap)
1.52%	10/20/33	[2]	134,240	9,839

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 62

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2018-124, Class NW
3.50%	09/20/48		$19,155	$17,913
Ginnie Mae,
Series 2018-154, Class BP
3.50%	11/20/48		1,934	1,858
Ginnie Mae,
Series 2019-15, Class GT
3.50%	02/20/49		16,553	15,581
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50%	08/20/53	[2]	43,982	44,245
UMBS (TBA)
2.00%	10/01/54		275,000	227,218
2.50%	10/01/54		250,000	215,742
3.00%	10/01/54		300,000	269,256
3.50%	10/01/54		500,000	465,776
4.00%	10/01/54		450,000	432,264
4.50%	10/01/54		825,000	811,345
5.00%	10/01/54		325,000	324,811
5.50%	10/01/54		200,000	202,380

				4,348,669

Total Mortgage-Backed
(Cost $9,218,181)				8,410,326

MUNICIPAL BONDS — 1.65%*
California — 0.13%
San Francisco City & County Airport Commercial-San Francisco International Airport Revenue Bonds, Series C
3.05%	05/01/34		20,000	18,001
Santa Monica Community College District General Obligation Bonds
2.05%	08/01/33		20,000	16,957

				34,958

Florida — 0.05%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series D
3.50%	10/01/31		15,000	14,291

Maryland — 0.23%
City of Baltimore Revenue Bonds, Series B
2.13%	07/01/33		15,000	12,623
Maryland Economic Development Corp. Revenue Bonds, School Improvements
5.43%	05/31/56		50,000	52,073

				64,696

Massachusetts — 0.08%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31		9,900	9,807

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)
Massachusetts (continued)
Massachusetts School Building Authority Revenue Bonds, Series B
2.97%	10/15/32	$15,000	$13,683

			23,490

Michigan — 0.09%
University of Michigan Revenue Bonds, Series C
3.44%	04/01/31	25,000	24,197

New York — 1.07%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements
3.73%	08/01/29	5,000	4,931
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series D
2.50%	11/01/33	50,000	42,763
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series E
1.97%	02/01/33	100,000	83,224
New York State Dormitory Authority Revenue Bonds, Series C
1.95%	03/15/29	75,000	69,133
New York State Dormitory Authority Revenue Bonds, University & College Improvements
5.29%	03/15/33	50,000	50,921
New York State Urban Development Corp. Revenue Bonds, Economic Improvements, Series B
2.97%	03/15/34	15,000	13,247
New York State Urban Development Corp. Revenue Bonds, Economic Improvements, Series F
2.00%	03/15/33	15,000	12,434
New York State Urban Development Corp. Revenue Bonds, Transit Improvements, Series B
2.59%	03/15/35	25,000	21,285

			297,938

Total Municipal Bonds
(Cost $514,891)			459,570

U.S. TREASURY SECURITIES — 24.95%
U.S. Treasury Notes — 24.95%
U.S. Treasury Notes
3.50%	09/30/26	2,850,000	2,842,096
3.88%	08/15/34	739,000	744,369
U.S. Treasury Notes (WI)
3.38%	09/30/29	2,595,000	2,587,600
3.63%	09/15/27	450,000	447,733
4.00%	08/31/26	322,000	322,478

Total U.S. Treasury Securities
(Cost $6,957,612)			6,944,276

Total Bonds — 112.06%
(Cost $31,830,431)			31,185,263

See accompanying Notes to Financial Statements.

63 / Semi-Annual Report September 2024

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

SHORT-TERM INVESTMENTS — 1.55%
Money Market Funds — 1.55%
TCW Central Cash Fund
0.04%[8,9]		430,000	$430,000

Total Short-Term Investments (Cost $430,000)

Total Investments - 113.61% (Cost $32,260,431)			31,615,263

Liabilities in Excess of Other Assets - (13.61)%			(3,787,873)

Net Assets - 100.00%			$27,827,390

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $29,665, which is 0.11% of total net assets.
[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[8]	Represents the current yield as of September 30, 2024.
[9]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EUR): Euro

(IO): Interest Only

(MTN): Medium-Term Note

(REIT): Real Estate Investment Trust

(S&P): Standard & Poor’s

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(WI): When Issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 120,892	EUR 110,400	Bank of America N.A.	10/11/24	$(2,380)
USD 397,630	EUR 360,000	Goldman Sachs International	10/11/24	(4,343)
USD 28,478	EUR 26,000	Citibank N.A.	10/11/24	(553)

NET UNREALIZED DEPRECIATION				$(7,276)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	51	12/31/24	$10,620,352	$23,368	$23,368
U.S. Treasury Five-Year Note	8	12/31/24	879,062	2,276	2,276

			11,499,414	25,644	25,644

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	16	12/19/24	(1,892,750)	2,428	2,428
U.S. Treasury Ultra Bond	5	12/19/24	(665,469)	8,554	8,554
Euro-Bund Future	4	12/06/24	(602,310)	(3,510)	(3,510)

			(3,160,529)	7,472	7,472

TOTAL FUTURES CONTRACTS			$8,338,885	$33,116	$33,116

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 64

Investment Grade Credit Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

		Received by the Fund		Paid by the Fund

Description	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized (Depreciation)

SWAPS: INTEREST RATE
Interest Rate Swap[1]	12/20/53	USD-SOFR- COMPOUND	Annual	3.52%	Annual	$69	$(1,702)	$—	$(1,702)

TOTAL SWAPS CONTRACTS						$69	$(1,702)	$—	$(1,702)

[1]	Centrally cleared.

See accompanying Notes to Financial Statements.

65 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BONDS – 108.05%
ASSET-BACKED SECURITIES — 8.46%**
Access Group, Inc.,
Series 2015-1, Class A
(SOFR30A plus 0.81%)
6.09%	07/25/56	[1,2]	$613,893	$610,938
AmeriCredit Automobile Receivables Trust,
Series 2020-3, Class D
1.49%	09/18/26		2,587,000	2,537,020
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.45%	10/15/30	[1,2,3]	5,981,176	5,986,499
Carvana Auto Receivables Trust,
Series 2021-N2, Class D
1.27%	03/10/28		875,058	838,986
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II
4.47%	10/25/45	[2]	3,617,250	3,603,748
Domino’s Pizza Master Issuer LLC,
Series 2018-1A, Class A2I
4.12%	07/25/48	[2]	2,145,140	2,128,976
Exeter Automobile Receivables Trust,
Series 2022-1A, Class D
3.02%	06/15/28		2,669,000	2,615,522
Flagship Credit Auto Trust,
Series 2019-4, Class D
3.12%	01/15/26	[2]	827,289	823,882
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.78%	08/25/42	[1]	915,976	877,075
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73	[2]	2,466,465	2,379,855
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.52%	03/20/30	[1,2,3]	1,104,498	1,104,057
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.54%	07/21/30	[1,2,3]	7,516,820	7,520,127
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
6.40%	10/20/29	[1,2,3]	4,379,626	4,378,663
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06%	10/15/69	[2]	734,344	662,387
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11%	02/18/70	[2]	3,625,481	3,230,283

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(SOFR30A plus 0.71%)
5.99%	06/25/41[1,2]	$892,643	$887,281
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.91%)
6.19%	10/20/34[1,2,3]	753,348	750,568
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.44%	10/17/30[1,2,3]	4,120,233	4,129,380
Octagon Investment Partners XVII Ltd.,
Series 2013-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.95%	01/25/31[1,2,3]	1,310,000	1,310,603
Palmer Square Loan Funding Ltd.,
Series 2021-2A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.06%)
6.19%	05/20/29[1,2,3]	110,112	110,098
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.70%	04/15/31[1,2,3]	6,060,000	6,067,211
Reese Park CLO Ltd.,
Series 2020-1A, Class XR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.46%	10/15/34[1,2,3]	791,666	791,294
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.73%	10/20/30[1,2,3]	840,984	841,582
Rockford Tower CLO Ltd.,
Series 2018-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.49%	05/20/31[1,2,3]	763,547	764,417
Santander Bank Auto Credit-Linked Notes,
Series 2022-B, Class E
8.68%	08/16/32[2]	462,676	464,456
Santander Drive Auto Receivables Trust,
Series 2021-3, Class D
1.33%	09/15/27	4,559,409	4,481,009
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[4,5]	5,402,733	4,999,639
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.27%	07/25/22[1]	1,562,506	1,568,544

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 66

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.72%	07/25/23	[1]	$1,276,679	$1,272,813
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.09%	01/25/29	[1]	1,281,515	1,251,055
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.99%	02/26/29	[1]	2,311,237	2,245,859
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	2,800,000	2,587,822
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45	[2]	2,780,000	2,689,479
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31	[1,2,3]	5,258,826	5,255,303
Voya CLO,
Series 2017-2A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.54%	06/07/30	[1,2,3]	2,574,983	2,573,927
World Omni Auto Receivables Trust,
Series 2021-D, Class B
1.52%	11/15/27		5,325,000	5,131,413

Total Asset-Backed Securities (Cost $89,407,608)				89,471,771

BANK LOANS — 1.25%*

Communications — 0.26%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	12/17/27	[1]	66,883	66,873
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.08%	02/01/27	[1]	2,222,429	2,222,196
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.80%	08/15/28	[1]	74,737	56,240
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25	[1]	21,680	21,770
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66%	03/31/31	[1]	33,750	32,278

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[1]	$431,905	$395,778

			2,795,135

Consumer Discretionary — 0.08%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[1]	74,106	60,767
(SOFR plus 6.25%)
11.55%	04/05/28[1]	30,850	27,302
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[1,6]	111,438	58,784
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.57%	11/08/30[1]	39,190	39,226
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.32%	01/24/29[1,3]	684,089	562,236
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[1]	136,414	84,840
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[1]	7,726	7,725

			840,880

Diversified REITs — 0.01%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.71%	01/25/31[1]	62,055	62,142

Electric — 0.02%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[1]	90,776	90,906
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[1]	31,512	31,827
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[1]	15,127	15,260
Term Loan C, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[1]	3,306	3,334

See accompanying Notes to Financial Statements.

67 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Electric (continued)
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31	[1]	$24,929	$25,048
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31	[1]	1,529	1,536
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	12/20/30	[1]	18,502	18,525

				186,436

Entertainment — 0.04%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31	[1]	99,515	99,111
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.71%	05/18/25	[1]	303,408	303,977

				403,088

Finance — 0.05%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.96%	06/22/28	[1]	234,513	235,273
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	04/09/27	[1]	172,070	168,811
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28	[1]	115,543	115,569

				519,653

Food — 0.01%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25	[1]	24,018	23,358
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31	[1]	125,724	126,353

				149,711

Health Care — 0.13%
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.40%	11/15/27	[1]	105,912	103,132

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[1,3]	$308,398	$308,425
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	10/23/28[1]	259,070	259,468
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[1]	265,558	251,534
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
10.10%	05/14/29[1]	31,559	31,678
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.20%	04/20/29[1]	350,735	351,028
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[1]	96,216	93,757

			1,399,022

Health Care REITs — 0.12%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.87%	02/22/27[1]	331,629	325,825
5.87%	08/20/27[1]	331,629	325,825
Term Loan, 1st Lien
(SOFR plus 0.85%)
5.79%	03/01/29[1]	669,298	656,749

			1,308,399

Industrials — 0.13%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/19/31[1]	33,330	33,418
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[1]	83,063	81,181
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 2.01%)
7.32%	07/01/29[1]	1,134,436	1,139,093
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	07/02/29[1]	23,632	23,669

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 68

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.35%	08/24/28	[1]	$117,569	$117,652

				1,395,013

Information Technology — 0.18%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.40%	12/06/27	[1]	123,412	118,639
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	02/15/29	[1]	240,483	239,382
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.01%	07/30/31	[1]	74,431	74,372
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	01/29/27	[1]	69,379	69,234
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.22%	07/06/29	[1]	150,000	148,625
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.10%	12/12/29	[1]	37,402	37,619
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25	[1]	250,451	239,719
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.70%	10/01/27	[1]	633,544	604,639
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28	[1]	30,901	30,850
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28	[1]	44,472	44,243
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28	[1]	36,250	35,235
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	04/05/30	[1]	74,078	74,133

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[1]	$44,969	$41,737
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.26%	03/04/28[1]	95,880	84,355
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[1]	77,726	77,580

			1,920,362

Insurance — 0.10%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.00%)
7.96%	02/16/27[1]	181,324	181,136
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.21%	02/19/28[1]	191,090	191,000
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.95%	08/19/28[1]	490,000	482,738
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[1]	102,984	103,018
HUB International Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.26%	06/20/30[1]	63,749	63,728

			1,021,620

Materials — 0.03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[1]	261,148	261,637
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.45%	05/06/27[1]	38,921	38,629

			300,266

Retail — 0.03%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.60%	09/20/30[1,3]	20,480	20,308
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.88%	03/15/28[1]	193,748	194,838

See accompanying Notes to Financial Statements.

69 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail (continued)
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.60%	07/01/31[1,3]	$107,654	$108,125

			323,271

Services — 0.06%
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.10%	01/31/31[1]	31,658	31,711
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[1]	69,488	69,758
Corp. Service Co.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	11/02/29[1]	88,563	88,821
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.71%	12/15/28[1]	79,950	79,990
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[1]	36,469	36,119
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.95%	06/30/28[1]	28,785	27,464
TransUnion Intermediate Holdings, Inc.,
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
6.71%	06/24/31[1]	87,536	87,461
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.95%	11/02/27[1]	166,939	161,847

			583,171

Total Bank Loans (Cost $13,289,437)			13,208,169

CORPORATES — 27.75%*

Banking — 6.65%
Bank of America Corp.
3.71%	04/24/28[7]	944,000	930,567
Bank of America Corp.
(MTN)
1.32%	06/19/26[7]	7,263,000	7,084,503
2.55%	02/04/28[7]	4,275,000	4,107,753
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,7]	11,500,000	10,735,252

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
ING Groep NV
(Netherlands)
3.87%	03/28/26[3,7]	$645,000	$641,892
JPMorgan Chase & Co.
1.04%	02/04/27[7]	14,051,000	13,434,114
2.08%	04/22/26[7]	2,350,000	2,313,631
2.18%	06/01/28[7]	879,000	833,911
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[3,7]	2,175,000	2,079,544
3.57%	11/07/28[3,7]	175,000	170,563
PNC Financial Services Group, Inc. (The)
5.58%	06/12/29[7]	830,000	863,977
6.62%	10/20/27[7]	4,570,000	4,777,784
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,7]	3,007,000	2,861,147
U.S. Bancorp
4.65%	02/01/29[7]	5,365,000	5,417,959
Wells Fargo & Co.
(MTN)
2.39%	06/02/28[7]	1,275,000	1,212,506
5.57%	07/25/29[7]	12,460,000	12,969,160

			70,434,263

Communications — 0.63%
Altice France SA
(France)
5.50%	10/15/29[2,3]	266,000	187,202
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.91%	07/23/25	397,000	396,508
Cox Communications, Inc.
7.63%	06/15/25	900,000	915,008
CSC Holdings LLC
11.75%	01/31/29[2]	1,514,000	1,463,438
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.15%	03/20/28[2]	724,500	733,158
T-Mobile USA, Inc.
3.75%	04/15/27	3,015,000	2,979,569

			6,674,883

Consumer Discretionary — 1.51%
BAT Capital Corp.
3.56%	08/15/27	2,440,000	2,391,281
Everi Holdings, Inc.
5.00%	07/15/29[2]	250,000	249,279
Imperial Brands Finance PLC
(United Kingdom)
3.50%	07/26/26[2,3]	5,205,000	5,106,638
Spectrum Brands, Inc.
3.88%	03/15/31[2]	87,000	77,403
WarnerMedia Holdings, Inc.
3.76%	03/15/27	8,400,000	8,124,356

			15,948,957

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 70

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Diversified REITs — 1.70%
American Tower Corp.
5.25%	07/15/28		$7,290,000	$7,510,737
Crown Castle, Inc.
3.80%	02/15/28		3,940,000	3,868,911
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		1,750,000	1,669,954
5.30%	01/15/29		2,179,000	2,218,624
VICI Properties LP
4.95%	02/15/30		40,000	40,279
VICI Properties LP/VICI Note Co., Inc.
5.75%	02/01/27	[2]	2,590,000	2,637,873

				17,946,378

Electric — 2.44%
Alliant Energy Finance LLC
1.40%	03/15/26	[2]	6,540,000	6,214,964
5.95%	03/30/29	[2]	805,000	851,258
Duke Energy Corp.
3.75%	04/01/31		2,500,000	2,824,877
4.30%	03/15/28		1,835,000	1,837,788
Eversource Energy
2.90%	03/01/27		5,425,000	5,253,616
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25	[2]	1,467,000	1,459,466
4.15%	04/15/25	[2]	500,000	498,186
ITC Holdings Corp.
4.95%	09/22/27	[2]	4,960,000	5,033,987
Jersey Central Power & Light Co.
4.30%	01/15/26	[2]	1,868,000	1,861,504

				25,835,646

Energy — 0.29%
Energy Transfer LP
4.95%	05/15/28		1,150,000	1,167,631
Southern Co. Gas Capital Corp.
3.88%	11/15/25		1,950,000	1,935,908

				3,103,539

Finance — 4.63%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26	[3]	500,000	480,421
Air Lease Corp.
3.63%	04/01/27		4,835,000	4,761,984
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27	[2,3]	5,905,000	5,513,414
2.75%	02/21/28	[2,3]	1,350,000	1,260,736
Capital One Financial Corp.
2.64%	03/03/26	[7]	2,685,000	2,655,166
Citigroup, Inc.
1.46%	06/09/27	[7]	5,000,000	4,765,888
3.52%	10/27/28	[7]	4,987,000	4,870,337
5.83%	10/30/24	[7]	3,023,000	3,023,763
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27	[7]	1,825,000	1,730,116
1.95%	10/21/27	[7]	10,000,000	9,535,373

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Morgan Stanley
0.99%	12/10/26[7]	$5,000,000	$4,791,367
1.59%	05/04/27[7]	5,855,000	5,605,805

			48,994,370

Food — 0.42%
ELO SACA
(EMTN)
(France)
4.88%	12/08/28[3]	500,000	496,590
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00%	02/02/29[3]	1,795,000	1,672,027
5.13%	02/01/28[3]	2,205,000	2,236,033

			4,404,650

Health Care — 2.59%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[2,3]	745,000	739,138
Amgen, Inc.
5.15%	03/02/28	4,405,000	4,538,771
Bayer U.S. Finance II LLC
2.85%	04/15/25[2]	385,000	380,251
Bayer U.S. Finance LLC
6.25%	01/21/29[2]	6,230,000	6,585,591
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[3]	300,000	311,397
HCA, Inc.
3.13%	03/15/27	2,510,000	2,439,801
5.38%	09/01/26	2,520,000	2,548,535
5.88%	02/15/26	1,980,000	2,001,112
HCA, Inc.
(MTN)
7.58%	09/15/25	1,100,000	1,128,208
Illumina, Inc.
5.75%	12/13/27	2,275,000	2,363,734
Kedrion SpA
(Italy)
6.50%	09/01/29[2,3]	370,000	352,986
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[2]	1,055,000	663,106
Premier Health Partners,
Series G
2.91%	11/15/26	3,500,000	3,327,904

			27,380,534

Health Care REITs — 0.81%
DOC DR LLC
4.30%	03/15/27	3,995,000	3,991,922
Healthcare Realty Holdings LP
3.50%	08/01/26	1,451,000	1,427,348

See accompanying Notes to Financial Statements.

71 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date		Principal Amount	Value

CORPORATES (continued)

Health Care REITs (continued)
3.63%	01/15/28		$3,255,000	$3,135,550

				8,554,820

Industrial REITs — 0.34%
LXP Industrial Trust
6.75%	11/15/28		3,325,000	3,561,144

Industrials — 1.30%
Amcor Flexibles North America, Inc.
4.00%	05/17/25		4,125,000	4,101,981
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13%	08/15/26	[3]	300,000	290,344
Berry Global, Inc.
1.65%	01/15/27		2,000,000	1,878,505
4.88%	07/15/26	[2]	636,000	634,326
Boeing Co. (The)
6.26%	05/01/27	[2]	2,455,000	2,537,007
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.88%	05/05/26	[1]	2,235,000	2,239,114
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36	[1]	2,182,000	2,061,077

				13,742,354

Information Technology — 0.86%
Netflix, Inc.
3.63%	06/15/25	[2]	3,207,000	3,184,481
Open Text Corp.
(Canada)
6.90%	12/01/27	[2,3]	2,635,000	2,781,938
Uber Technologies, Inc.
4.30%	01/15/30		2,132,000	2,125,073
7.50%	09/15/27	[2]	980,000	999,937

				9,091,429

Insurance — 1.27%
Aon Corp.
4.50%	12/15/28		1,442,000	1,452,301
MMI Capital Trust I,
Series B
7.63%	12/15/27		2,000,000	2,154,082
Nationwide Mutual Insurance Co.
7.50%	12/15/24	[2,7]	5,550,000	5,565,560
Willis North America, Inc.
2.95%	09/15/29		35,000	32,505
4.65%	06/15/27		4,202,000	4,238,960

				13,443,408

Materials — 0.30%
International Flavors & Fragrances, Inc.
1.83%	10/15/27	[2]	3,440,000	3,188,140

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Office REITs — 0.18%
Hudson Pacific Properties LP
3.25%	01/15/30	$869,000	$659,359
4.65%	04/01/29	1,460,000	1,213,188

			1,872,547

Retail — 0.02%
Papa John’s International, Inc.
3.88%	09/15/29[2]	230,000	213,036

Retail REITs — 0.18%
Federal Realty OP LP
7.48%	08/15/26	1,850,000	1,926,845

Services — 0.74%
Global Payments, Inc.
2.15%	01/15/27	7,201,000	6,868,164
Worldline SA
(France)
0.00%	07/30/26[3,8]	10,000	1,016,896

			7,885,060

Specialized REITs — 0.79%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[3]	1,700,000	1,731,754
Extra Space Storage LP
3.88%	12/15/27	6,745,000	6,661,657

			8,393,411

Transportation — 0.10%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28	1,194,494	1,117,342

Total Corporates (Cost $288,900,271)			293,712,756

MORTGAGE-BACKED — 57.01%**

Non-Agency Commercial Mortgage-Backed — 10.19%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.18%)
6.28%	08/15/34[1,2,3]	2,596,386	2,586,284
Ashford Hospitality Trust,
Series 2018-KEYS, Class A
(CME Term SOFR 1-Month plus 1.30%)
6.39%	06/15/35[1,2]	160,677	159,486
BANK,
Series 2018-BN14, Class A2
4.13%	09/15/60	3,362,079	3,353,749
Benchmark Mortgage Trust,
Series 2020-B17, Class A2
2.21%	03/15/53	7,590,000	7,171,554

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 72

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.14%	10/15/37[1,2]	$4,627,225	$4,617,152
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(CME Term SOFR 1-Month plus 1.04%)
6.13%	12/15/38[1,2]	4,212,541	4,181,405
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.86%	05/15/38[1,2]	3,859,970	3,840,612
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.90%	10/15/38[1,2]	2,710,976	2,690,534
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.91%	01/15/34[1,2]	374,520	373,016
BX,
Series 2021-MFM1, Class B
(CME Term SOFR 1-Month plus 1.06%)
6.16%	01/15/34[1,2]	1,354,500	1,344,206
BXP Trust,
Series 2017-GM, Class B
3.54%	06/13/39[2,7]	2,465,000	2,355,844
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.64%	12/15/37[1,2]	3,128,000	3,125,586
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62%	07/10/50	2,329,686	2,323,017
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55%	02/10/49	57,120	56,681
DBGS Mortgage Trust,
Series 2018-BIOD, Class A
(CME Term SOFR 1-Month plus 1.10%)
6.20%	05/15/35[1,2]	2,327,977	2,317,714
Extended Stay America Trust,
Series 2021-ESH, Class A
(CME Term SOFR 1-Month plus 1.19%)
6.29%	07/15/38[1,2]	1,987,009	1,986,127
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.19%	03/15/28[1,2]	1,755,000	1,761,079
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21%	08/10/44[2,7]	2,130,710	2,040,483
GWT,
Series 2024-WLF2, Class A
(CME Term SOFR 1-Month plus 1.69%)
6.79%	05/15/41[1,2]	2,767,000	2,771,801

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.64%	05/15/37[1,2]	$2,480,000	$2,479,391
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A1
3.09%	03/05/37[2]	3,750,000	3,707,227
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09%	03/05/37[2]	5,050,000	4,986,931
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A
6.07%	05/10/39[2,7]	2,668,000	2,729,105
Independence Plaza Trust,
Series 2018-INDP, Class A
3.76%	07/10/35[2]	3,294,364	3,209,363
Independence Plaza Trust,
Series 2018-INDP, Class B
3.91%	07/10/35[2]	10,000,000	9,717,791
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
7.59%	08/15/39[1,2]	3,167,000	3,181,439
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.30%	04/15/46[7]	1,252,736	37
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-MHC, Class A
(CME Term SOFR 1-Month plus 1.16%)
6.26%	04/15/38[1,2]	4,932,362	4,923,945
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.90%	12/15/35[1,2]	3,155,714	3,155,899
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.96%	03/15/48[7]	29,367,270	2,267
One New York Plaza Trust,
Series 2020-1NYP, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.16%	01/15/36[1,2]	2,000,000	1,912,640
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class A
2.83%	10/25/52[2]	1,929,558	1,900,716
Shelter Growth CRE Issuer Ltd.,
Series 2021-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.19%)
6.29%	09/15/36[1,2,3]	1,211,634	1,209,427
SMRT,
Series 2022-MINI, Class A
(CME Term SOFR 1-Month plus 1.00%)
6.10%	01/15/39[1,2]	2,885,000	2,861,980

See accompanying Notes to Financial Statements.

73 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-MFP2, Class A
(CME Term SOFR 1-Month plus 0.94%)
6.03%	11/15/36[1,2]	$3,640,000	$3,619,513
SREIT Trust,
Series 2021-PALM, Class E
(CME Term SOFR 1-Month plus 2.02%)
7.12%	10/15/34[1,2]	2,500,000	2,459,599
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15%	08/15/51	979,370	971,101
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
6.13%	03/15/40[2,7]	2,978,000	3,020,073
Westfield Galleria at Roseville
8.58%	03/29/25[4,5,7]	2,700,000	2,709,990

			107,814,764

Non-Agency Mortgage-Backed — 16.23%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.45%	04/25/36[1]	5,876,262	5,379,961
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass- Through Certificates,
Series 2005-R9, Class M1
(CME Term SOFR 1-Month plus 0.82%)
5.67%	11/25/35[1]	4,671,464	4,590,059
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.70%	10/25/35[1]	2,620,088	2,575,933
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(CME Term SOFR 1-Month plus 0.65%)
2.89%	03/25/36[1]	1,795,722	1,753,784
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33	2,494,792	2,488,539
Bear Stearns ALT-A Trust,
Series 2004-10, Class M1
(CME Term SOFR 1-Month plus 1.01%)
5.87%	09/25/34[1]	103,993	140,545
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
6.12%	07/25/34[7]	176,732	171,631
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(CME Term SOFR 1-Month plus 0.27%)
5.13%	03/25/37[1]	3,367,700	3,243,759
Chase Funding Trust,
Series 2002-2, Class 2A1
(CME Term SOFR 1-Month plus 0.61%)
5.47%	05/25/32[1]	817,860	814,120

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.56%	02/25/37[7]	$1,914,939	$1,864,844
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.43%	06/25/35[7]	375,175	373,470
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.15%	05/25/36[1,2]	298,258	274,166
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[2,7]	5,471,166	5,034,845
CIM Trust,
Series 2022-I1, Class A1
4.35%	02/25/67[2,7]	4,416,993	4,397,820
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1
(CME Term SOFR 1-Month plus 0.40%)
5.26%	09/25/36[1,2]	5,201,598	5,009,494
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(CME Term SOFR 1-Month plus 0.59%)
5.45%	02/25/37[1]	1,947,301	1,896,791
Countrywide Asset-Backed Certificates Trust,
Series 2006-4, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.49%	07/25/36[1]	2,216,741	2,195,890
Countrywide Asset-Backed Certificates Trust,
Series 2007-7, Class 1A
(CME Term SOFR 1-Month plus 0.31%)
5.17%	10/25/47[1]	6,587,869	6,237,548
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.56%	08/25/34[7]	6,515	5,992
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
6.28%	02/25/34[7]	61,344	60,933
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
2.94%	04/25/37[1]	161,377	159,695
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.14%	04/25/37[1]	1,826,158	1,167,992
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1
(SOFR30A plus 2.10%)
7.38%	03/25/42[1,2]	3,518,628	3,568,401
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(CME Term SOFR 1-Month plus 1.11%)
5.97%	08/25/34[1]	321,204	294,691

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 74

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.75%	09/25/35[1]	$739,905	$749,201
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.76%	09/25/34[7]	830	853
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA6, Class M1A
(SOFR30A plus 2.15%)
7.43%	09/25/42[1,2]	1,128,851	1,142,376
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(CME Term SOFR 1-Month plus 0.77%)
5.63%	01/25/36[1]	4,668,027	4,476,445
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
3.47%	06/25/30[1]	48,592	44,449
GSAMP Trust,
Series 2005-HE4, Class M3
(CME Term SOFR 1-Month plus 0.89%)
5.75%	07/25/45[1]	874,684	866,241
GSAMP Trust,
Series 2006-HE2, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	03/25/46[1]	2,224,738	2,182,653
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
5.05%	11/25/35[7]	61,554	59,445
Impac CMB Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.61%	08/25/35[1]	785,914	740,766
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
5.77%	11/25/34[1]	406,222	370,339
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	95,918	95,490
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(CME Term SOFR 1-Month plus 0.73%)
2.87%	10/25/35[1]	2,351,238	2,301,412
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC1, Class M1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	04/25/36[1]	3,479,641	3,495,473
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH4, Class M1
(CME Term SOFR 1-Month plus 0.34%)
5.20%	05/25/37[1]	7,750,000	7,561,951

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH5, Class A1
(CME Term SOFR 1-Month plus 0.27%)
5.13%	06/25/37[1]	$4,521,646	$4,505,738
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
6.84%	07/25/35[7]	151,446	151,217
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.70%	07/25/35[7]	55,644	56,209
JPMorgan Mortgage Trust,
Series 2024-4, Class A4A
6.00%	10/25/54[2,7]	4,361,172	4,422,881
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55%	04/15/40[4,5,7]	37,168,682	394,960
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.36%	01/25/34[7]	1,893	1,844
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.43%	11/21/34[7]	253,789	242,458
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.85%	04/25/34[7]	31,534	30,201
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25%	12/25/32	507,414	517,362
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50%	07/25/33	1,279,300	1,310,312
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25%	11/25/33	1,406,787	1,401,532
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50%	07/25/34	1,175,423	1,180,024
MASTR Asset-Backed Securities Trust,
Series 2006-HE1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
5.52%	01/25/36[1]	4,126,160	4,020,706
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.25%	10/25/32[7]	74,078	72,859
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.33%	06/25/37[1]	3,025,902	3,016,133
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.82%	08/25/34[7]	332,549	314,765
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79%	10/15/40[2]	2,014,906	2,030,954

See accompanying Notes to Financial Statements.

75 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Mid-State Trust,
Series 10W, Class A2
5.82%	02/15/36	$172,490	$171,036
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
5.90%	07/25/34[1]	654,384	677,035
MortgageIT Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.71%)
5.57%	08/25/35[1]	74,327	73,456
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
5.53%	10/25/35[1]	1,511,326	1,492,693
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.19%	04/25/37[1]	333,501	333,517
New Century Home Equity Loan Trust,
Series 2005-D, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.64%	02/25/36[1]	3,766,444	3,638,482
NLT Trust,
Series 2021-INV2, Class A1
1.16%	08/25/56[2,7]	5,390,945	4,602,559
Opteum Mortgage Acceptance Corp. Asset-Backed Pass- Through Certificates,
Series 2005-5, Class 1APT
(CME Term SOFR 1-Month plus 0.67%)
5.53%	12/25/35[1]	2,389,533	2,350,474
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCW3, Class M2
(CME Term SOFR 1-Month plus 0.85%)
5.70%	08/25/35[1]	1,528,121	1,492,235
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(CME Term SOFR 1-Month plus 0.71%)
5.57%	07/25/37[1]	3,643,404	3,512,901
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 10/25/24)
5.61%	10/25/25[2]	5,127,313	5,131,175
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 10/25/24)
4.87%	04/25/26[2]	5,317,808	5,303,249
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 10/25/24)
5.56%	06/25/27[2]	8,571,946	8,556,030
PRPM, LLC,
Series 2021-10, Class A1 (STEP-reset date 10/25/24)
2.49%	10/25/26[2]	4,371,316	4,376,399
PRPM, LLC,
Series 2021-7, Class A1 (STEP-reset date 10/25/24)
4.87%	08/25/26[2]	8,127,042	8,106,699

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.64%	03/25/35[7]	$843,971	$459,183
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(CME Term SOFR 1-Month plus 0.76%)
5.94%	05/25/35[1]	739,565	737,050
Residential Asset Securities Corp.,
Series 2005-KS11, Class M2
(CME Term SOFR 1-Month plus 0.74%)
5.60%	12/25/35[1]	135,064	135,009
Saxon Asset Securities Trust,
Series 2006-2, Class M1
(CME Term SOFR 1-Month plus 0.55%)
5.40%	09/25/36[1]	9,506,110	8,957,524
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 11/25/24)
2.83%	01/25/36	1,330,337	1,135,350
Soundview Home Loan Trust,
Series 2006-OPT4, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
5.43%	06/25/36[1]	2,891,566	2,789,469
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(CME Term SOFR 1-Month plus 1.09%)
5.94%	12/25/35[1]	856,142	848,901
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(CME Term SOFR 1-Month plus 0.28%)
5.14%	01/25/37[1]	570,816	564,524
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
6.46%	09/25/33[7]	156,577	152,342
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.07%	07/25/34[1,2]	56,874	54,742
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 10/25/24)
5.24%	02/27/51[2]	3,212,646	3,217,326
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34%	01/25/35[7]	234,058	216,481
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50%	07/25/34	421,211	418,714
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.55%	10/25/45[1]	683,058	670,592

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 76

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.63%	01/25/45[1]	$91,828	$92,357

			171,725,656

U.S. Agency Commercial Mortgage-Backed — 1.38%
Fannie Mae-Aces,
Series 2021-M1, Class A1
0.87%	11/25/30	1,690,994	1,571,814
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ34, Class A1
0.68%	06/25/26	1,234,529	1,213,531
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ37, Class A1
1.68%	12/25/27	10,682,934	10,131,179
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus 0.74%)
5.78%	05/25/44[1]	897,274	897,387
Ginnie Mae,
Series 2008-92, Class E
5.56%	03/16/44[7]	818,080	815,729

			14,629,640

U.S. Agency Mortgage-Backed — 29.21%
Fannie Mae Pool 735861
6.50%	09/01/33	3,944	4,136
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93%	04/01/34[1]	59,806	60,474
Fannie Mae Pool AE0083
6.00%	01/01/40	373,355	398,964
Fannie Mae Pool AL0851
6.00%	10/01/40	445,276	475,818
Fannie Mae REMICS,
Series 1997-76, Class FS
(SOFR30A plus 0.56%)
5.91%	09/17/27[1]	2,146	2,155
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.34%	10/25/31[1]	227,350	229,059
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.86%	07/25/37[1]	134,073	133,720
Fannie Mae REMICS,
Series 2009-85, Class LF
(SOFR30A plus 1.31%)
6.59%	10/25/49[1]	1,409,369	1,443,508

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2009-96, Class FA
(SOFR30A plus 1.01%)
6.29%	11/25/49[1]	$851,042	$858,245
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.79%	10/25/40[1]	412,807	410,203
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.84%	11/25/36[1]	2,711,811	266,202
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00%	05/25/40	319,132	324,745
Fannie Mae REMICS,
Series 2010-6, Class BF
(SOFR30A plus 0.87%)
6.15%	02/25/40[1]	757,912	763,614
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.21%	09/25/40[1]	2,253,298	272,867
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.89%	01/25/50[1]	2,711,940	2,679,536
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.89%	03/25/50[1]	4,904,289	4,831,273
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
6.50%	10/25/54[1]	14,775,000	14,845,904
Freddie Mac Gold Pool A45796
7.00%	01/01/33	624	656
Freddie Mac Gold Pool C46104
6.50%	09/01/29	1,327	1,361
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29	115,495	118,036
Freddie Mac REMICS,
Series 2454, Class FQ
(SOFR30A plus 1.11%)
6.46%	06/15/31[1]	1,965	1,981
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.06%	10/15/33[1]	927,494	928,613
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.76%	04/15/35[1]	104,113	104,113

See accompanying Notes to Financial Statements.

77 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3294, Class CB
5.50%	03/15/37	$141,191	$147,397
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.76%	08/15/35[1]	266,788	264,052
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.76%	08/15/35[1]	688,005	680,948
Freddie Mac REMICS,
Series 3524, Class FC
(SOFR30A plus 1.05%)
6.40%	06/15/38[1]	177,738	179,350
Freddie Mac REMICS,
Series 3531, Class FM
(SOFR30A plus 1.01%)
6.36%	05/15/39[1]	97,895	98,634
Freddie Mac REMICS,
Series 4959, Class JF
(SOFR30A plus 0.56%)
5.84%	03/25/50[1]	4,333,198	4,244,050
Freddie Mac Strips,
Series 240, Class F30
(SOFR30A plus 0.41%)
5.76%	07/15/36[1]	809,725	801,263
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.96%	06/15/42[1]	950,589	942,682
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.96%	11/15/43[1]	4,439,059	4,383,887
Ginnie Mae (TBA)
4.00%	10/20/54	5,725,000	5,535,729
4.50%	10/20/54	17,550,000	17,322,920
5.00%	10/20/54	13,800,000	13,824,219
5.50%	10/20/54	5,450,000	5,503,492
Ginnie Mae II Pool 2020
8.50%	06/20/25	25	25
Ginnie Mae II Pool 2286
8.50%	09/20/26	15	15
Ginnie Mae II Pool 2487
8.50%	09/20/27	410	411
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.88%	04/20/27[1]	2,991	2,987
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.63%	03/20/32[1]	7,299	7,308

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
4.88%	06/20/32[1]	$3,772	$3,806
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
3.63%	07/20/34[1]	101,530	102,556
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 2.00%)
5.13%	01/20/35[1]	3,279	3,334
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
5.00%	02/20/25[1]	387	386
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.72%	05/20/37[1]	1,782,372	199,671
Ginnie Mae,
Series 2013-53, Class AD
1.50%	12/20/26	113,926	111,665
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50%	08/20/53[1]	6,839,155	6,880,110
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
6.49%	09/20/54[1]	14,050,000	14,071,953
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
6.50%	09/20/54†,1	14,775,000	14,774,891
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
6.50%	09/20/54[1]	14,775,000	14,864,564
UMBS (TBA)
3.50%	10/01/39	14,500,000	14,206,506
3.50%	10/01/54	9,725,000	9,059,333
4.00%	10/01/39	25,200,000	25,051,421
4.00%	10/01/54	13,650,000	13,112,006
4.50%	10/01/39	36,900,000	37,053,135
4.50%	10/01/54	20,150,000	19,816,497
5.00%	10/01/39	36,600,000	37,108,374
5.00%	10/01/54	13,700,000	13,692,054
5.50%	10/01/54	5,900,000	5,970,210

			309,177,024

Total Mortgage-Backed (Cost $612,000,329)			603,347,084

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 78

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 1.14%*
California — 0.25%
Campbell Union School District General Obligation, School Improvements, Series B
5.41%	08/01/27	$2,545,000	$2,615,442

Florida — 0.12%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series B
2.14%	10/01/28	445,000	413,597
2.29%	10/01/29	985,000	903,277

			1,316,874

Maryland — 0.10%
City of Baltimore General Obligation, School Improvements, Series C
5.00%	10/15/25	1,035,000	1,037,583

Massachusetts — 0.19%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	2,073,112	2,053,583

New York — 0.48%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries B2
2.31%	11/01/26	4,060,000	3,932,418
New York City Transitional Finance Authority Revenue Bonds, Public Improvements
3.19%	08/01/25	1,110,000	1,099,455

			5,031,873

Total Municipal Bonds (Cost $12,466,478)			12,055,355

U.S. TREASURY SECURITIES — 12.44%

U.S. Treasury Notes — 12.44%
U.S. Treasury Notes
3.50%	09/30/26	43,750,000	43,628,662
U.S. Treasury Notes (WI)
3.38%	09/30/29	23,905,000	23,836,833
3.63%	09/15/27	59,610,000	59,309,622
4.00%	08/31/26	4,860,000	4,867,214

Total U.S. Treasury Securities (Cost $131,841,682)			131,642,331

Total Bonds — 108.05% (Cost $1,147,905,805)			1,143,437,466

Issues	Maturity Date	Principal Amount	Value

SHORT-TERM INVESTMENTS — 12.34%

Money Market Funds — 12.34%
TCW Central Cash Fund
0.04%[9,10]		130,640,000	$130,640,000

Total Short-Term Investments (Cost $130,640,000)

Total Investments - 120.39% (Cost $1,278,545,805)			1,274,077,466

Liabilities in Excess of Other Assets - (20.39)%			(215,786,247)

Net Assets - 100.00%			$1,058,291,219

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $8,104,589, which is 0.77% of total net assets.
[6]	Payment-in-kind (“PIK”) security.
[7]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[9]	Represents the current yield as of September 30, 2024.
[10]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $14,774,891, which is 1.40% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(IO): Interest Only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-Term Note

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(USD): U.S. Dollar

(WI): When Issued

See accompanying Notes to Financial Statements.

79 / Semi-Annual Report September 2024

Low Duration Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 430,000	USD 470,224	Citibank N.A.	10/11/24	$9,910

USD 539,069	EUR 492,000	Citibank N.A.	10/11/24	(10,295)
USD 6,273,394	EUR 5,771,000	The Bank of New York Mellon	10/11/24	(170,462)

				(180,757)

NET UNREALIZED DEPRECIATION				$(170,847)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	4,211	12/31/24	$876,907,854	$2,338,747	$2,338,747

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	1,500	12/31/24	(164,824,215)	(131,175)	(131,175)
U.S. Treasury Ten-Year Ultra Bond	372	12/19/24	(44,006,440)	56,447	56,447
U.S. Treasury Ultra Bond	65	12/19/24	(8,651,094)	62,868	62,868
Euro-Bobl Future	34	12/06/24	(4,555,381)	(39,509)	(39,509)
Euro-Schatz Future	20	12/06/24	(2,392,253)	(11,410)	(11,410)

			(224,429,383)	(62,779)	(62,779)

TOTAL FUTURES CONTRACTS			$652,478,471	$2,275,968	$2,275,968

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 80

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 92.15%

ASSET-BACKED SECURITIES — 15.92%**
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.14%	07/20/34[1,2,3]	$125,000	$125,134
AMSR Trust,
Series 2020-SFR1, Class H
5.30%	04/17/37[1]	200,000	198,479
AMSR Trust,
Series 2020-SFR1, Class I
8.19%	04/17/37[1]	100,000	99,844
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
7.58%	01/20/36[1,2]	250,000	251,428
Bear Mountain Park CLO Ltd.,
Series 2022-1A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.05%	07/15/37[1,2,3]	200,000	199,352
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00%	09/10/29[1]	1,750	197,011
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.89%	04/20/34[1,2,3]	75,000	74,992
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50[1]	140,000	132,594
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.62%)
5.64%	03/02/46[1,2,3,4,5]	419,900	42,445
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48%	04/15/49[1]	215,000	199,860
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.05%	07/17/37[1,2,3]	250,000	250,483
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28%	08/17/37[1]	162,000	159,070
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78%	08/17/37[1]	265,000	259,630
FirstKey Homes Trust,
Series 2021-SFR2, Class C
1.71%	09/17/38[1]	250,000	234,569
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20%	05/19/39[1]	350,000	348,019

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(CME Term SOFR 3-Month plus 1.86%)
7.16%	10/15/34[1,2]	$250,000	$250,020
FRTKL,
Series 2021-SFR1, Class G
4.11%	09/17/38[1]	300,000	277,573
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31%	03/15/29[1]	220,000	225,895
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
10.28%	07/20/36[1,2,3]	175,000	178,134
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.13%	07/20/37[1,2,3]	90,000	90,276
Golub Capital Partners CLO 42M-R, Ltd.,
Series 2019-42RA, Class A2R
(United Kingdom)
(CME Term SOFR 3-Month plus 2.75%)
8.07%	01/20/36[1,2]	175,000	177,650
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
7.23%	04/25/36[1,2,3]	250,000	251,170
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(United Kingdom)
(CME Term SOFR 3-Month plus 3.25%)
8.35%	11/09/36[1,2]	250,000	252,487
HPS Loan Management Ltd.
Series 10A-16, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.68%	04/20/34[1,2,3]	85,000	85,023
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
11.03%	07/20/36[1,2,3]	175,000	178,927
HPS Loan Management Ltd.,
Series 2024-19A, Class C2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.90%)
8.22%	04/15/37[1,2,3]	250,000	253,608
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.66%	10/25/35[1,6]	640,649	22,159

See accompanying Notes to Financial Statements.

81 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.68%	07/17/35[1,2,3]	$85,000	$85,001
Neuberger Berman Loan Advisers CLO 56 Ltd.,
Series 2024-56A, Class SUB
(Cayman Islands)
0.00%	07/24/37[1,3,6]	250,000	218,678
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	07/20/34[1,2,3]	50,000	50,009
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
10.64%	07/16/36[1,2,3]	250,000	255,102
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.21%	07/15/36[1,2,3]	125,000	125,001
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.58%	02/24/37[1,2,3]	150,000	150,044
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00%	07/20/37[1,3,6]	250,000	235,050
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.29%	01/20/34[1,2,3]	40,000	40,004
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00%	07/17/38[1]	250,000	235,261
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83%	08/17/40[1]	220,000	201,289
Progress Residential,
Series 2021-SFR1, Class F
2.76%	04/17/38[1]	292,000	279,498
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26[1]	225,000	216,131
Progress Residential,
Series 2021-SFR3, Class F
3.44%	05/17/26[1]	200,000	191,607
Progress Residential,
Series 2021-SFR4, Class F
3.41%	05/17/38[1]	320,000	301,636

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.28%	01/20/37[1,2,3]	$100,000	$103,001
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.73%	10/20/30[1,2,3]	57,668	57,708
Rockford Tower CLO Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.19%	07/20/34[1,2,3]	75,000	75,001
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[4,5]	59,589	55,143
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.92%	08/15/31[2]	83,735	73,853
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.37%	10/27/70[2]	215,000	215,518
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.82%	01/25/83[2]	340,000	350,191
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.82%	04/26/83[2]	340,000	347,488
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.47%	04/25/73[2]	340,000	353,850
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.47%	07/25/73[2]	235,000	240,663
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00%	12/29/29[1,3,6]	250,000	30,000
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46[1]	225,557	231,468
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36[1]	260,027	269,231
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23%	04/20/46[1,3]	181,667	167,735

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 82

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
TIF Funding II LLC,
Series 2021-1A, Class A
1.65%	02/20/46[1]	$378,513	$340,162
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.71%	10/20/34[1,2,3]	90,000	90,127
Tricon American Homes,
Series 2020-SFR1, Class D
2.55%	07/17/38[1]	133,000	127,716
Tricon American Homes,
Series 2020-SFR1, Class F
4.88%	07/17/38[1]	244,000	242,762

Total Asset-Backed Securities (Cost $11,097,936)			10,971,760

CORPORATES — 23.71%*

Banking — 4.50%
Bank of America Corp.
3.42%	12/20/28[6]	35,000	34,064
Bank of America Corp.
(MTN)
1.32%	06/19/26[6]	100,000	97,542
1.53%	12/06/25[6]	165,000	163,834
1.92%	10/24/31[6]	585,000	504,749
3.82%	01/20/28[6]	110,000	108,831
Bank of America Corp.,
Series RR, NVS
4.38%[6,7]		15,000	14,598
HSBC Holdings PLC
(United Kingdom)
2.10%	06/04/26[3,6]	330,000	323,720
2.36%	08/18/31[3,6]	50,000	44,038
JPMorgan Chase & Co.
1.04%	02/04/27[6]	250,000	239,024
1.56%	12/10/25[6]	505,000	501,198
1.58%	04/22/27[6]	55,000	52,730
2.07%	06/01/29[6]	205,000	189,763
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[6]	5,000	4,807
PNC Financial Services Group, Inc. (The)
6.88%	10/20/34[6]	85,000	97,432
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,6]	50,000	47,575
U.S. Bancorp
4.84%	02/01/34[6]	80,000	80,001
5.84%	06/12/34[6]	15,000	16,036
U.S. Bancorp,
NVS
3.70%[6,7]		15,000	13,844
Wells Fargo & Co.
(MTN)
2.16%	02/11/26[6]	240,000	237,438

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
2.39%	06/02/28[6]	$45,000	$42,794
2.57%	02/11/31[6]	95,000	86,329
3.35%	03/02/33[6]	175,000	160,150
5.57%	07/25/29[6]	40,000	41,634

			3,102,131

Communications — 2.71%
Altice France SA
(France)
5.50%	10/15/29[1,3]	58,000	40,819
8.13%	02/01/27[1,3]	5,000	4,070
Cable One, Inc.
4.00%	11/15/30[1]	40,000	31,900
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50%	06/01/33[1]	75,000	63,763
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%	04/01/51	54,000	34,466
3.90%	06/01/52	149,000	97,693
4.80%	03/01/50	50,000	38,267
6.65%	02/01/34	50,000	52,296
Cogent Communications Group LLC,
7.00%	06/15/27[1]	38,000	38,681
CSC Holdings LLC
6.50%	02/01/29[1]	92,000	76,221
7.50%	04/01/28[1]	28,000	18,710
11.75%	01/31/29[1]	89,000	86,028
Frontier Communications Holdings LLC
5.88%	10/15/27[1]	75,000	75,359
8.63%	03/15/31[1]	111,000	119,828
Intelsat Jackson Holdings SA
(Luxembourg)
6.50%	03/15/30[1,3]	28,000	26,922
Scripps Escrow, Inc.
5.88%	07/15/27[1]	66,000	57,570
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[1]	200,000	161,158
Sirius XM Radio, Inc.
3.88%	09/01/31[1]	90,000	78,512
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%	03/20/25[1]	22,500	22,513
5.15%	03/20/28[1]	367,500	371,892
Time Warner Cable LLC
5.50%	09/01/41	154,000	133,949
5.88%	11/15/40	10,000	9,063
T-Mobile USA, Inc.
2.25%	02/15/26	66,000	64,176
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32[1,3]	175,000	161,351

			1,865,207

Consumer Discretionary — 1.30%
BAT Capital Corp.
2.73%	03/25/31	25,000	22,354

See accompanying Notes to Financial Statements.

83 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary (continued)
5.65%	03/16/52	$125,000	$122,026
Central Garden & Pet Co.
4.13%	10/15/30	40,000	37,248
Edgewell Personal Care Co.
5.50%	06/01/28[1]	32,000	31,817
Everi Holdings, Inc.
5.00%	07/15/29[1]	73,000	72,789
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,3]	70,000	72,835
JDE Peet’s NV
(Netherlands)
2.25%	09/24/31[1,3]	200,000	167,693
Spectrum Brands, Inc.
3.88%	03/15/31[1]	8,000	7,118
WarnerMedia Holdings, Inc.
4.28%	03/15/32	40,000	35,546
5.05%	03/15/42	70,000	57,242
5.14%	03/15/52	345,000	266,255

			892,923

Diversified REITs — 0.63%
American Assets Trust LP
3.38%	02/01/31	30,000	26,136
6.15%	10/01/34	35,000	35,411
Crown Castle, Inc.
3.80%	02/15/28	160,000	157,113
Digital Intrepid Holding BV
(Netherlands)
0.63%	07/15/31[3]	100,000	91,584
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/31	50,000	46,930
5.38%	04/15/26	25,000	25,121
5.75%	06/01/28	25,000	25,688
VICI Properties LP
4.95%	02/15/30	5,000	5,035
VICI Properties LP/VICI Note Co., Inc.
4.13%	08/15/30[1]	12,000	11,409
4.50%	01/15/28[1]	9,000	8,885

			433,312

Electric — 1.72%
Alliant Energy Finance, LLC
3.60%	03/01/32[1]	55,000	50,055
Alpha Generation LLC
6.75%	10/15/32[1]	40,000	40,619
American Electric Power Co., Inc.
5.63%	03/01/33	60,000	63,413
Arizona Public Service Co.
6.35%	12/15/32	195,000	214,505
Commonwealth Edison Co.
5.30%	02/01/53	130,000	133,482
Duke Energy Carolinas LLC
5.35%	01/15/53	30,000	31,000
Duke Energy Corp.
3.75%	04/01/31	100,000	112,995

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric (continued)
3.85%	06/15/34	$100,000	$112,483
Entergy Texas, Inc.
3.45%	12/01/27	150,000	146,201
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25[1]	75,000	74,615
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	39,000	36,905
Jersey Central Power & Light Co.
4.30%	01/15/26[1]	100,000	99,652
Tucson Electric Power Co.
5.50%	04/15/53	65,000	66,654

			1,182,579

Energy — 1.03%
Energy Transfer LP
5.00%	05/15/50	65,000	58,772
5.50%	06/01/27	3,000	3,078
Global Partners LP/GLP Finance Corp.
6.88%	01/15/29	41,000	41,249
8.25%	01/15/32[1]	75,000	77,986
KeySpan Gas East Corp.
5.99%	03/06/33[1]	65,000	68,248
Kinder Morgan Energy Partners LP
5.00%	08/15/42	45,000	41,886
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%	02/15/32[1]	30,000	30,939
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[3]	5,000	3,461
Southern Co. Gas Capital Corp.
3.88%	11/15/25	70,000	69,494
Sunoco LP/Sunoco Finance Corp.
4.50%	05/15/29	56,000	53,869
4.50%	04/30/30	9,000	8,627
TransCanada PipeLines Ltd.
(Canada)
4.63%	03/01/34[3]	5,000	4,937
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26	73,000	71,859
USA Compression Partners LP/USA Compression Finance Corp.
7.13%	03/15/29[1]	40,000	41,237
Venture Global Calcasieu Pass LLC
3.88%	08/15/29[1]	60,000	56,758
Venture Global LNG, Inc.
7.00%	01/15/30[1]	35,000	35,966
9.50%	02/01/29[1]	35,000	39,410

			707,776

Finance — 2.92%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	75,000	72,063
5.75%	06/06/28[3]	35,000	36,499

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 84

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance (continued)
Air Lease Corp.
(MTN)
2.30%	02/01/25	$75,000	$74,281
American Express Co.,
NVS
3.55%[6,7]		15,000	14,266
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	185,000	172,732
3.25%	02/15/27[1,3]	15,000	14,473
Charles Schwab Corp. (The)
Series K, NVS
5.00%[6,7]		15,000	14,715
Citigroup, Inc.
2.52%	11/03/32[6]	140,000	121,522
2.98%	11/05/30[6]	20,000	18,611
3.52%	10/27/28[6]	5,000	4,883
GGAM Finance Ltd.
(Cayman Islands)
8.00%	02/15/27[1,3]	35,000	36,610
8.00%	06/15/28[1,3]	68,000	72,962
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[6]	235,000	222,782
1.95%	10/21/27[6]	10,000	9,536
Goldman Sachs Group, Inc. (The),
Series VAR
1.09%	12/09/26[6]	625,000	599,641
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	33,000	28,882
9.00%	06/15/30[1]	77,000	77,564
9.75%	01/15/29[1]	15,000	15,577
Jane Street Group/JSG Finance, Inc.
4.50%	11/15/29[1]	74,000	71,340
Morgan Stanley
2.19%	04/28/26[6]	180,000	177,231
Morgan Stanley
(GMTN)
2.24%	07/21/32[6]	90,000	77,516
Morgan Stanley
(MTN)
1.93%	04/28/32[6]	35,000	29,710
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,3,6]	50,000	48,228

			2,011,624

Food — 0.52%
B&G Foods, Inc.
5.25%	04/01/25	11,000	10,996
ELO SACA
(EMTN)
(France)
6.00%	03/22/29[3]	100,000	103,537
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%	06/01/26[1]	66,000	4,843

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Food (continued)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl
(Luxembourg)
3.75%	12/01/31[3]	$52,000	$47,838
5.50%	01/15/30[3]	25,000	25,336
6.50%	12/01/52[3]	10,000	10,670
6.75%	03/15/34[1,3]	47,000	52,088
Pilgrim’s Pride Corp.
3.50%	03/01/32	36,000	32,021
4.25%	04/15/31	25,000	23,770
6.25%	07/01/33	10,000	10,617
Smithfield Foods, Inc.
2.63%	09/13/31[1]	45,000	38,166

			359,882

Gaming — 0.16%
Penn Entertainment, Inc.
4.13%	07/01/29[1]	79,000	72,064
5.63%	01/15/27[1]	36,000	35,702

			107,766

Health Care — 1.95%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	104,000	103,182
AbbVie, Inc.
3.60%	05/14/25	50,000	49,691
Bayer U.S. Finance II LLC
2.85%	04/15/25[1]	20,000	19,753
4.63%	06/25/38[1]	156,000	141,817
4.88%	06/25/48[1]	50,000	43,402
Bayer U.S. Finance LLC
6.88%	11/21/53[1]	70,000	78,480
Catalent Pharma Solutions, Inc.
3.13%	02/15/29[1]	115,000	113,068
Centene Corp.
3.00%	10/15/30	129,000	115,527
CommonSpirit Health
2.78%	10/01/30	40,000	36,393
Encompass Health Corp.
4.50%	02/01/28	20,000	19,642
Fortrea Holdings, Inc.
7.50%	07/01/30[1]	35,000	35,321
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26[1]	30,000	28,242
Grifols SA
(Spain)
4.75%	10/15/28[1,3]	124,000	116,410
HAH Group Holding Co. LLC
9.75%	10/01/31[1]	35,000	35,308
HCA, Inc.
5.25%	04/15/25	12,000	12,019
5.63%	09/01/28	14,000	14,540
Kedrion SpA
(Italy)
6.50%	09/01/29[1,3]	70,000	66,781

See accompanying Notes to Financial Statements.

85 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[1]	$154,000	$96,795
Option Care Health, Inc.
4.38%	10/31/29[1]	72,000	68,450
Prestige Brands, Inc.
3.75%	04/01/31[1]	116,000	106,405
Sotera Health Holdings LLC
7.38%	06/01/31[1]	30,000	31,209
Universal Health Services, Inc.
1.65%	09/01/26	15,000	14,212

			1,346,647

Health Care REITs — 0.12%
Healthcare Realty Holdings LP
2.05%	03/15/31	10,000	8,247
3.10%	02/15/30	5,000	4,597
3.63%	01/15/28	70,000	67,431

			80,275

Industrial REITs — 0.28%
LXP Industrial Trust
2.38%	10/01/31	55,000	46,124
2.70%	09/15/30	35,000	31,155
Prologis Euro Finance LLC
4.00%	05/05/34	100,000	114,388
Rexford Industrial Realty LP
2.15%	09/01/31	5,000	4,219

			195,886

Industrials — 1.33%
Advanced Drainage Systems, Inc.
6.38%	06/15/30[1]	14,000	14,308
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,3]	25,000	22,550
5.25%	08/15/27[1,3]	90,000	64,569
Artera Services LLC
8.50%	02/15/31[1]	65,000	64,496
Berry Global, Inc.
1.65%	01/15/27	5,000	4,697
4.88%	07/15/26[1]	24,000	23,937
5.50%	04/15/28	115,000	118,034
5.65%	01/15/34[1]	20,000	20,565
Boeing Co. (The)
4.88%	05/01/25	10,000	9,971
5.81%	05/01/50	80,000	77,343
6.53%	05/01/34[1]	35,000	37,562
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[2]	325,000	306,989
OT Merger Corp.
7.88%	10/15/29[1]	123,000	51,022
TransDigm, Inc.
6.75%	08/15/28[1]	97,000	99,992

			916,035

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Information Technology — 0.81%
Gen Digital, Inc.
6.75%	09/30/27[1]	$65,000	$66,886
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%	05/01/29[1]	25,000	25,564
NCR Voyix Corp.
5.13%	04/15/29[1]	13,000	12,728
Netflix, Inc.
5.88%	02/15/25	50,000	50,181
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	178,000	187,926
Oracle Corp.
6.50%	04/15/38	70,000	79,630
Uber Technologies, Inc.
4.30%	01/15/30	135,000	134,561

			557,476

Insurance — 0.87%
Acrisure LLC/Acrisure Finance, Inc.
6.00%	08/01/29[1]	39,000	37,657
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%	10/15/27[1]	66,000	65,832
Athene Global Funding
1.61%	06/29/26[1]	30,000	28,570
1.99%	08/19/28[1]	100,000	90,861
3.21%	03/08/27[1]	25,000	24,049
Farmers Exchange Capital II
6.15%	11/01/53[1,6]	50,000	47,449
Farmers Insurance Exchange
4.75%	11/01/57[1,6]	25,000	20,592
Metropolitan Life Global Funding I
4.30%	08/25/29[1]	150,000	150,492
Nationwide Mutual Insurance Co.
7.50%	12/15/24[1,6]	75,000	75,210
Teachers Insurance & Annuity Association of America
4.27%	05/15/47[1]	65,000	56,779

			597,491

Materials — 0.69%
ATI, Inc.
7.25%	08/15/30	35,000	37,336
Axalta Coating Systems, LLC
3.38%	02/15/29[1]	76,000	71,247
Clearwater Paper Corp.
4.75%	08/15/28[1]	112,000	105,537
International Flavors & Fragrances, Inc.
1.83%	10/15/27[1]	110,000	101,946
2.30%	11/01/30[1]	66,000	57,907
3.27%	11/15/40[1]	5,000	3,834
3.47%	12/01/50[1]	15,000	10,661
4.38%	06/01/47	20,000	16,830
Valvoline, Inc.
3.63%	06/15/31[1]	80,000	71,620

			476,918

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 86

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Office REITs — 0.17%
Hudson Pacific Properties LP
3.25%	01/15/30	$120,000	$91,051
3.95%	11/01/27	10,000	9,067
4.65%	04/01/29	15,000	12,464
5.95%	02/15/28	5,000	4,586

			117,168

Residential REITs — 0.31%
American Homes 4 Rent LP
3.38%	07/15/51	40,000	28,215
4.30%	04/15/52	50,000	41,433
Invitation Homes Operating Partnership LP
2.00%	08/15/31	170,000	142,765
5.50%	08/15/33	5,000	5,174

			217,587

Retail — 0.34%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%	04/01/29[1]	85,000	79,648
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.
6.75%	01/15/30[1]	26,000	24,222
FirstCash, Inc.
6.88%	03/01/32[1]	40,000	41,254
Michaels Cos., Inc. (The)
7.88%	05/01/29[1]	93,000	54,779
Papa John’s International, Inc.
3.88%	09/15/29[1]	35,000	32,419

			232,322

Services — 0.44%
Adtalem Global Education, Inc.
5.50%	03/01/28[1]	76,000	75,341
HealthEquity, Inc.
4.50%	10/01/29[1]	75,000	72,620
Hertz Corp. (The)
4.63%	12/01/26[1]	3,000	2,366
VT Topco, Inc.
8.50%	08/15/30[1]	70,000	74,802
Worldline SA
(France)
0.00%	07/30/25[3,8]	300	37,449
0.00%	07/30/26[3,8]	400	40,676

			303,254

Specialized REITs — 0.60%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31%	10/06/32[3]	100,000	105,546
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.63%	04/20/30[3]	100,000	99,122
Extra Space Storage LP
2.40%	10/15/31	50,000	43,045
2.55%	06/01/31	15,000	13,075

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Specialized REITs (continued)
Greystar Real Estate Partners LLC
7.75%	09/01/30[1]	$35,000	$37,235
Realty Income Corp.
4.88%	07/06/30	100,000	119,375

			417,398

Transportation — 0.31%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00%	11/15/32	77,097	73,625
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36	131,984	138,743

			212,368

Total Corporates (Cost $16,176,140)			16,334,025

MORTGAGE-BACKED — 52.37%**

Non-Agency Commercial Mortgage-Backed — 6.24%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35[1]	137,000	134,567
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.23%	08/10/35[1,6]	150,000	146,515
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
7.54%	09/15/34[1,2]	150,000	139,160
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25%	09/15/48[1,6]	1,500,000	15,493
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2019-BPR, Class AMP
3.29%	11/05/32[1]	100,000	97,087
BANK,
Series 2020-BN25, Class AS
2.84%	01/15/63	258,000	229,531
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(CME Term SOFR 1-Month plus 2.51%)
7.61%	09/15/36[1,2]	100,000	99,379
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.81%	02/15/36[1,2]	229,335	223,710
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.31%	08/15/36[1,2]	120,000	112,791
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.71%	08/15/36[1,2]	100,000	92,885

See accompanying Notes to Financial Statements.

87 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.77%	10/10/47[6]	$622,722	$9
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
2.05%	07/10/49[6]	1,930,185	44,438
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class AS
4.41%	06/10/51[6]	222,000	216,735
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class G
3.62%	12/10/41[1,6]	200,000	153,922
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.65%	04/15/47[1,6]	852,871	3,817
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
0.74%	10/10/46[6]	128,874	3
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72%	02/10/37[1,6]	1,667,987	27
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.69%	09/15/37[1,6]	9,783,817	15,504
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.87%	04/15/50[6]	1,084,207	572
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.96%	10/15/43[1,2]	150,000	123,127
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10%	06/25/27[1]	41,928,411	84,096
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10%	07/25/49[1]	4,303,859	31
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.71%	11/20/33[2,3]	97,325	106,952
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45%	02/10/37[1,6]	940,000	73
GS Mortgage Securities Corp. Trust,
Series 2021-STAR, Class B
(CME Term SOFR 1-Month plus 1.51%)
6.61%	12/15/36[1,2]	150,000	147,598
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.61%	09/10/47[6]	324,228	5
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.83%	07/10/48[6]	4,287,933	13,057

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29%	09/25/46[1,6]	$8,864	$8,777
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.54%	09/15/47[6]	871,361	13
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.90%	11/15/47[6]	2,435,368	43
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.97%	01/15/48[6]	1,541,951	30
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.92%	06/15/51[1,6]	1,157,000	62,851
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95%	09/06/38[1,6]	225,000	216,850
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54%	01/05/34[1]	72,000	70,008
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.31%	02/15/36[1,6]	1,364,354	43,374
MKT Mortgage Trust,
Series 2020-525M, Class D
3.04%	02/12/40[1,6]	286,000	200,105
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.16%	05/15/46[1,6]	7,802,042	4,050
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.06%	12/15/47[6]	1,612,572	40
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46%	01/15/43[1,6]	180,000	149,900
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87%	01/05/43[1,6]	220,000	191,254
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53%	01/05/43[1,6]	200,000	145,993
SHER Trust,
Series 2024-DAL, Class B
(CME Term SOFR 1-Month plus 2.24%)
7.34%	04/15/37[1,2]	113,000	112,108
SHER Trust,
Series 2024-DAL, Class C
(CME Term SOFR 1-Month plus 2.89%)
7.99%	04/15/37[1,2]	113,000	111,963
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
7.80%	01/15/39[1,2]	100,000	95,486

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 88

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
6.17%	10/15/34[1,2]	$230,000	$227,032
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.46%	07/15/39[1,2]	300,000	259,388
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.72%	07/15/58[6]	2,967,976	5,227
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.74%	11/15/49[6]	3,193,782	62,070
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class F
4.71%	09/15/31[1,6]	135,000	130,457
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.48%	06/15/46[6]	60,232	1
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
0.70%	08/15/47[6]	135,049	2

			4,298,106

Non-Agency Mortgage-Backed — 29.09%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.73%	03/25/37[2]	357,986	146,895
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.27%	01/25/37[2]	555,825	303,664
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 10/25/24)
5.12%	01/25/61[1]	222,709	222,867
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50%	05/25/35	287,293	240,775
Alternative Loan Trust,
Series 2005-59, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.74%	11/20/35[2]	296,013	280,392
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00%	07/25/37	452,341	291,366
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
5.82%	02/25/47[2]	700,077	250,902
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
1.64%	09/27/46[1,6]	388,052	216,102

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69%	10/25/36[6]	$206,062	$182,109
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(TSFR6M plus 1.93%)
4.30%	09/26/45[1,2]	232,048	168,466
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
3.59%	03/27/36[1,6]	362,486	312,288
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.21%	10/25/36[2]	175,000	158,590
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.11%	12/25/36[2]	81,556	79,977
CIM Trust,
Series 2020-R6, Class A1
2.25%	12/25/60[1,6]	285,544	252,368
CIM Trust,
Series 2021-NR1, Class A1 (STEP-reset date 11/25/24)
5.57%	07/25/55[1]	114,839	114,618
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 11/25/24)
5.57%	07/25/59[1]	73,578	73,375
CIM Trust,
Series 2021-R1, Class A2
2.40%	08/25/56[1,6]	306,054	277,588
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[1,6]	52,990	48,764
CIM Trust,
Series 2021-R5, Class A1B
2.00%	08/25/61[1,6]	115,000	78,642
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 11/25/24)
5.00%	07/25/62[1]	79,072	78,300
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 11/25/24)
6.00%	06/25/62[1]	224,291	227,737
CIM Trust,
Series 2023-NR2, Class A1 (STEP-reset date 11/25/24)
6.00%	06/25/62[1]	275,843	275,071
CIM Trust,
Series 2023-R3, Class A1A
4.50%	01/25/63[1,6]	220,806	209,475
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 11/25/24)
6.13%	08/25/35	294,426	270,005
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92%	08/25/66[1,6]	94,915	79,483

See accompanying Notes to Financial Statements.

89 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11%	10/25/66[1,6]	$297,403	$253,919
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86%	03/01/30[6]	69,545	22,424
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.29%	11/30/37[1,6]	83,406	75,086
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.07%	12/27/60[1,6]	189,778	189,251
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 11/25/24)
3.55%	02/25/37	209,392	127,632
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 11/25/24)
3.30%	03/25/37	786,181	282,467
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00%	08/25/37[6]	427,360	254,718
CSMC Trust,
Series 2021-RPL7, Class A1
1.93%	07/27/61[1,6]	307,639	306,881
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(CME Term SOFR 1-Month plus 0.51%)
5.37%	06/25/37[2]	269,684	231,590
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24%	09/25/66[1,6]	77,104	64,627
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
10.64%	06/25/39[1,2]	156,672	166,313
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.14%	09/25/39[1,2]	61,943	64,466
Fannie Mae Connecticut Avenue Securities,
Series 2021-R03, Class 1B1
(SOFR30A plus 2.75%)
8.03%	12/25/41[1,2]	150,000	153,636
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.19%	12/25/37[2]	251,915	229,835
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.41%	01/25/38[2]	698,432	367,377

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.17%	03/25/37[2]	$506,871	$244,374
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.33%	12/25/33[1,2]	110,103	112,389
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.13%	01/25/42[1,2]	150,000	152,195
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.78%	01/25/42[1,2]	200,000	204,639
Fremont Home Loan Trust,
Series 2005-A, Class M4
(CME Term SOFR 1-Month plus 1.13%)
5.99%	01/25/35[2]	286,455	256,387
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.62%	04/19/36[6]	174,067	142,316
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(CME Term SOFR 1-Month plus 0.55%)
5.41%	06/25/45[2]	56,608	49,818
GSAA Home Equity Trust,
Series 2006-1, Class A3
(CME Term SOFR 1-Month plus 0.77%)
5.63%	01/25/36[2]	654,341	277,887
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98%	06/25/36[6]	566,804	142,069
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73%	03/25/36[6]	519,920	148,173
GSAA Home Equity Trust,
Series 2007-4, Class A2
(CME Term SOFR 1-Month plus 0.51%)
5.37%	03/25/37[2]	1,003,364	284,275
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 11/25/24)
5.91%	05/25/37	669,940	236,172
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(CME Term SOFR 1-Month plus 0.39%)
5.25%	04/25/47[2]	1,739,354	350,424
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 11/25/24)
6.72%	03/25/46	663,182	249,199
GSAMP Trust,
Series 2007-NC1, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.27%	12/25/46[2]	240,096	119,424

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 90

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(CME Term SOFR 1-Month plus 0.63%)
5.60%	06/19/35[2]	$284,573	$161,214
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.44%	05/19/46[2]	583,328	296,143
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.91%)
6.03%	07/19/47[2]	308,802	102,827
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00%	09/25/37	191,584	147,254
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(CME Term SOFR 1-Month plus 0.25%)
5.11%	12/25/36[2]	186,585	161,091
Impac CMB Trust,
Series 2004-4, Class 1A2
(CME Term SOFR 1-Month plus 0.73%)
5.59%	09/25/34[2]	27,286	27,125
Impac CMB Trust,
Series 2004-6, Class 1A2
(CME Term SOFR 1-Month plus 0.89%)
5.75%	10/25/34[2]	43,195	43,032
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.88%	12/25/35[6]	193,853	161,354
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
3.44%	05/25/37[6]	185,641	148,229
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	21,906	21,967
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1997-1, Class A4
6.75%	02/25/28	9,222	9,250
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	16,379	16,306
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1998-1, Class A5
6.96%	09/25/28[6]	39,479	39,468
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 11/25/24)
4.34%	03/25/47	573,466	383,284

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.29%	10/25/36[2]	$384,145	$126,238
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.35%	07/25/36[2]	243,108	153,305
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.36%	01/25/47[2]	425,562	182,690
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.41%)
5.27%	03/25/47[2]	212,752	191,752
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(CME Term SOFR 1-Month plus 0.51%)
5.37%	03/25/36[2,4,5]	2,399,670	234,946
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.18%	05/25/37[2]	101,847	98,382
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.25%	05/25/37[2]	300,000	252,596
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
5.63%	04/25/37[2,4,5]	1,696,107	71,239
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.31%	05/25/37[2]	338,711	243,256
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
5.34%	05/25/37[2]	428,754	122,988
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75%	01/15/40	38,838	38,867
Mid-State Trust XI,
Series 11, Class B
8.22%	07/15/38	2,417	2,455
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.27%	06/25/36[2]	584,150	302,769
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
5.11%	12/25/36[2]	580,627	284,707

See accompanying Notes to Financial Statements.

91 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.76%	09/25/34[6]	$64,728	$63,131
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 11/25/24)
6.70%	11/25/36	415,592	94,794
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[6]	884,801	257,417
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.91%	06/25/37[6]	293,393	158,099
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70%	03/27/62[1,6]	250,000	202,208
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(CME Term SOFR 1-Month plus 0.42%)
3.16%	10/26/36[1,2]	301,716	263,807
OBX Trust,
Series 2022-NQM1, Class A1
2.31%	11/25/61[1,6]	215,698	194,558
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	02/25/37[2]	173,323	110,151
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 10/25/24)
6.50%	06/25/52[1]	197,000	192,135
PRET LLC,
Series 2024-NPL3, Class A1 (STEP-reset date 10/25/24)
7.52%	04/27/54[1]	217,455	220,868
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 10/25/24)
5.61%	10/25/25[1]	60,321	60,367
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 10/25/24)
4.87%	04/25/26[1]	158,234	158,109
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 10/25/24)
4.79%	06/25/26[1]	76,093	75,813
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 10/25/24)
2.36%	10/25/26[1]	100,899	100,986
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 10/25/24)
3.72%	02/25/27[1]	160,972	159,717
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 10/25/24)
5.00%	08/25/27[1]	170,000	165,938
PRPM, LLC,
Series 2021-8, Class A1
4.74%	09/25/26[1,6]	61,328	61,026
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.64%	03/25/35[6]	108,238	58,890

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00%	05/25/36	$238,875	$198,995
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(CME Term SOFR 1-Month plus 0.66%)
5.52%	01/25/37[2]	282,984	205,296
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(CME Term SOFR 1-Month plus 0.77%)
5.63%	12/25/35[2]	164,736	161,232
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50%	05/25/35	356,362	251,709
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(CME Term SOFR 1-Month plus 0.32%)
5.18%	10/25/36[2]	250,000	187,271
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92%	11/25/66[1,6]	182,526	161,106
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.60%	09/25/34[6]	59,891	58,294
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(CME Term SOFR 1-Month plus 0.28%)
5.14%	02/25/36[2]	282,296	248,718
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.39%	08/25/36[2]	346,593	285,594
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
6.07%	07/25/34[1,2]	48,749	46,921
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00%	06/25/57[1,6]	350,000	329,318
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
6.87%	05/25/58[1,2]	210,000	216,617
TRK Trust,
Series 2021-INV2, Class A1
1.97%	11/25/56[1,6]	223,278	197,176
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 10/25/24)
5.24%	02/27/51[1]	42,380	42,441
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
5.43%	01/25/37[2]	503,959	236,005

			20,049,223

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 92

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed — 0.53%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.10%	07/25/39[6]	$238,597	$4,475
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14%	07/25/33[6]	535,000	31,500
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K040, Class X3 (IO)
2.12%	11/25/42[6]	228,277	22
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K047, Class X3 (IO)
1.55%	06/25/43[6]	1,676,868	14,567
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC04, Class X1 (IO)
1.40%	12/25/26[6]	2,200,536	42,815
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KC05, Class X1 (IO)
1.36%	06/25/27[6]	1,809,409	41,394
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.00%	10/16/49[6]	4,006,555	40
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.30%	09/16/50[6]	1,323,073	13,601
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.62%	12/16/51[6]	1,948,881	32,067
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17%	02/16/53[6]	6,213,426	38,672
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.22%	04/16/53[6]	2,571,302	5,224
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.23%	06/16/55[6]	3,392,371	14,213
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01%	02/16/46[6]	983,487	13,831
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.78%	09/16/51[6]	3,456,191	83,473
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.51%	12/16/53[6]	494,744	3,558
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19%	05/16/55[6]	833,824	4,385
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90%	11/16/54[6]	486,620	13,672

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.36%	10/16/56[6]	$513,281	$6,216

			363,725

U.S. Agency Mortgage-Backed — 16.51%
Fannie Mae Pool CB0176
2.50%	04/01/51	126,008	108,856
Fannie Mae Pool FS2660
2.50%	02/01/52	148,838	128,627
Fannie Mae Pool FS6380
2.50%	02/01/52	118,924	102,767
Fannie Mae Pool FS8864
4.00%	02/01/53	297,829	286,187
Fannie Mae Pool MA4547
2.00%	02/01/52	844,110	698,385
Fannie Mae Pool MA4563
2.50%	03/01/52	799,846	690,778
Fannie Mae Pool MA4624
3.00%	06/01/52	564,330	506,904
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X SOFR30A plus 7.84%, 7.95% Cap)
2.49%	12/18/30[2]	3,215	57
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50%	09/25/31[2]	157	158
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34[2]	1,857	2,053
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.71%	10/25/25[2]	1,527	2
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.81%	01/25/37[2]	368,977	40,568
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.66%	11/25/36[2]	416,110	36,957
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.03%	05/25/40[2]	409,604	45,895
Freddie Mac Pool RA6427
3.00%	12/01/51	203,245	182,425
Freddie Mac Pool SD3246
4.00%	08/01/52	367,240	353,056
Freddie Mac Pool SD5846
2.00%	08/01/52	420,248	347,637
Freddie Mac Pool SD8220
3.00%	06/01/52	380,377	342,005

See accompanying Notes to Financial Statements.

93 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD8245
4.50%	09/01/52	$571,339	$562,657
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X SOFR30A plus 6.54%, 0.15% Cap)
0.15%	08/15/36[2]	5,197,244	21,575
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X SOFR30A plus 6.01%, 6.12% Cap)
0.66%	03/15/37[2]	438,712	33,761
Ginnie Mae (TBA)
4.00%	10/20/54	725,000	701,031
4.50%	10/20/54	650,000	641,590
5.00%	10/20/54	850,000	851,492
5.50%	10/20/54	375,000	378,680
Ginnie Mae II Pool MA8151
4.50%	07/20/52	388,200	383,578
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
1.12%	02/20/43[2]	1,092,186	134,032
UMBS (TBA)
2.00%	10/01/54	475,000	392,467
2.50%	10/01/54	400,000	345,188
3.00%	10/01/54	425,000	381,446
3.50%	10/01/54	600,000	558,931
4.00%	10/01/54	75,000	72,044
4.50%	10/01/54	700,000	688,414
5.00%	10/01/54	825,000	824,521
5.50%	10/01/54	525,000	531,247

			11,375,971

Total Mortgage-Backed (Cost $42,296,093)			36,087,025

MUNICIPAL BONDS — 0.15%*
California — 0.04%
California Health Facilities Financing Authority Revenue Bonds, Series A
3.00%	08/15/51	20,000	16,234
California State University Revenue Bonds, University & College Improvements, Series B
2.37%	11/01/35	10,000	8,178

			24,412

Florida — 0.02%
County of Miami-Dade Aviation Revenue Bonds, Airport and Marina Improvements, Series B
2.86%	10/01/35	15,000	12,760

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)
New York — 0.09%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries B3
1.85%	08/01/32	$75,000	$62,654

Total Municipal Bonds (Cost $114,818)			99,826

Total Bonds — 92.15% (Cost $69,684,987)			63,492,636

Issues		Shares	Value

COMMON STOCK — 0.11%

Communications — 0.04%
Intelsat Emergence SA3,4,5,9
(Luxembourg)		1,042	32,954

Finance — 0.07%
AGNC Investment Corp.		4,500	47,070

Total Common Stock (Cost $90,045)			80,024

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 18.49%

Money Market Funds — 18.49%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[10]		578,684	578,684
TCW Central Cash Fund
0.04%[10,11]		12,159,000	12,159,000

Total Short-Term Investments (Cost $12,737,684)			12,737,684

Total Investments - 110.75% (Cost $82,512,716)			76,310,344

Liabilities in Excess of Other Assets - (10.75)%			(7,406,177)

Net Assets - 100.00%			$68,904,167

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $436,727, which is 0.63% of total net assets.
[6]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[7]	Perpetual security with no stated maturity date.
[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[9]	Non-income producing security.
[10]	Represents the current yield as of September 30, 2024.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 94

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

[11]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CDO): Collateralized Debt Obligation

(CLO): Collateralized Loan Obligation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(TSFR): Term Secured Overnight Financing Rate

See accompanying Notes to Financial Statements.

95 / Semi-Annual Report September 2024

Strategic Income Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 84,000	USD 93,505	Citibank N.A.	10/11/24	$289

USD 1,005,675	EUR 924,000	Citibank N.A.	10/11/24	(26,057)
USD 102,545	GBP 79,000	Goldman Sachs International	10/11/24	(3,420)

				(29,477)

NET UNREALIZED DEPRECIATION				$(29,188)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	96	12/31/24	$10,548,750	$28,803	$28,803
U.S. Treasury Two-Year Note	38	12/31/24	7,913,203	21,096	21,096

			18,461,953	49,899	49,899

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	19	12/19/24	(2,247,641)	5,514	5,514
U.S. Treasury Ultra Bond	17	12/19/24	(2,262,594)	21,379	21,379
Euro-Bund Future	3	12/06/24	(451,732)	(2,950)	(2,950)
Euro-Bobl Future	2	12/06/24	(267,964)	(2,324)	(2,324)
Long Gilt Future	1	12/27/24	(132,029)	1,251	1,251

			(5,361,960)	22,870	22,870

TOTAL FUTURES CONTRACTS			$13,099,993	$72,769	$72,769

		Received by the Fund		Paid by the Fund

Description	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized (Depreciation)

SWAPS: INTEREST RATE
Interest Rate Swap[1]	12/20/53	USD-SOFR- COMPOUND	Annual	3.52%	Annual	$157	$(3,874)	$—	$(3,874)

TOTAL SWAPS CONTRACTS						$157	$(3,874)	$—	$(3,874)

[1]	Centrally cleared.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 96

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 105.98%

ASSET-BACKED SECURITIES — 20.59%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94%	08/15/46[1]	$175,000	$165,953
Allegro CLO IX Ltd.,
Series 2018-3A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
7.14%	10/16/31[1,2,3]	70,000	69,997
Allegro CLO X Ltd.,
Series 2019-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.60%)
6.73%	04/20/32[1,2,3]	50,000	50,035
Allegro CLO XI Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
7.18%	01/19/33[1,2,3]	35,000	35,043
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU1, Class D
(SOFR30A plus 2.75%)
8.03%	06/25/47[1,2]	36,078	36,538
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.20%	10/17/34[1,2,3]	50,000	50,001
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.94%	04/18/31[1,2,3]	50,000	49,890
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.61%	04/17/35[1,2,3]	50,000	49,991
CyrusOne Data Centers Issuer I LLC,
Series 2024-1A, Class A2
4.76%	03/22/49[1]	85,000	82,674
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.27%	08/15/31[1,2,3]	51,233	51,251
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.65%)
6.44%	05/15/32[1,2,3]	115,000	114,459
Frontier Issuer LLC,
Series 2023-1, Class A2
6.60%	08/20/53[1]	110,000	113,159

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Golub Capital Partners CLO 50B-R Ltd.,
Series 2020-50A, Class AJR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.60%)
6.88%	04/20/35[1,2,3]	$70,000	$70,008
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70%	01/20/49[1]	72,110	62,090
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52%	02/22/55[1]	86,032	85,673
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70%	05/20/55[1]	45,528	45,912
Hertz Vehicle Financing III LP,
Series 2021-2A, Class B
2.12%	12/27/27[1]	50,000	46,984
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54[1]	25,000	25,685
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.60%	01/22/35[1,2,3]	60,000	60,028
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	01/23/35[1,2,3]	50,000	50,006
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29%	01/20/48[1]	139,286	114,911
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.26%)
6.54%	07/21/30[1,2,3]	38,530	38,547
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.89%	04/20/30[1,2,3]	50,000	50,003
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.82%	10/22/34[1,2,3]	105,000	105,122
Mosaic Solar Loan Trust,
Series 2020-2A, Class A
1.44%	08/20/46[1]	44,554	38,209
Nelnet Student Loan Trust,
Series 2012-1A, Class B
(SOFR30A plus 1.11%)
6.39%	06/25/42[1,2]	100,000	98,726

See accompanying Notes to Financial Statements.

97 / Semi-Annual Report September 2024

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 50 Ltd.,
Series 2022-50A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.65%)
6.93%	07/23/36[1,2,3]	$80,000	$80,184
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.11%	07/15/30[1,2,3]	50,000	50,001
Octagon Investment Partners 39 Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/30[1,2,3]	65,531	65,640
OSD CLO Ltd.,
Series 2021-23A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.42%	04/17/31[1,2,3]	28,902	28,868
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26[1]	40,000	38,423
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.78%	01/20/34[1,2,3]	60,000	60,004
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.09%	01/25/29[2]	29,880	29,170
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14%	02/15/47[1]	34,072	30,015
Switch ABS Issuer LLC,
Series 2024-1A, Class A2
6.28%	03/25/54[1]	75,000	76,711
Symphony CLO XIX Ltd.,
Series 2018-19A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.90%	04/16/31[1,2,3]	50,000	49,740
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65%	09/15/45[1]	50,000	48,372
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.16%	07/14/31[1,2,3]	50,000	49,998
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	38,795	38,769

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Voya CLO Ltd.,
Series 2020-1A, Class CR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.36%)
7.65%	07/16/34[1,2,3]	$50,000	$50,007

Total Asset-Backed Securities (Cost $2,456,258)			2,456,797

MORTGAGE-BACKED — 76.83%**
Non-Agency Commercial Mortgage-Backed — 26.05%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90%	08/10/35[1]	23,000	22,592
245 Park Avenue Trust,
Series 2017-245P, Class E
3.78%	06/05/37[1,4]	100,000	88,068
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A
(CME Term SOFR 1-Month plus 1.18%)
6.30%	09/15/34[1,2]	58,000	56,619
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23%	08/10/38[1,4]	100,000	96,032
BX Commercial Mortgage Trust,
Series 2022-AHP, Class D
(CME Term SOFR 1-Month plus 2.44%)
7.54%	01/17/39[1,2]	100,000	97,435
BX Trust,
Series 2022-CLS, Class B
6.30%	10/13/27[1]	100,000	94,212
BX Trust,
Series 2023-LIFE, Class B
5.39%	02/15/28[1]	100,000	97,652
BX Trust,
Series 2024-BIO, Class B
(CME Term SOFR 1-Month plus 1.94%)
7.04%	02/15/41[1,2]	65,000	64,685
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.31%	08/15/36[1,2]	30,000	28,198
BXP Trust,
Series 2017-GM, Class C
3.54%	06/13/39[1,4]	100,000	94,755
Century Plaza Towers,
Series 2019-CPT, Class A
2.87%	11/13/39[1]	140,000	125,366
Commercial Mortgage Trust,
Series 2017-PANW, Class A
3.24%	10/10/29[1]	100,000	97,384
Commercial Mortgage Trust,
Series 2017-PANW, Class E
4.13%	10/10/29[1,4]	130,000	115,798
CONE Trust,
Series 2024-DFW1, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.74%	08/15/41[1,2]	59,000	59,104

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 98

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CONE Trust,
Series 2024-DFW1, Class B
(CME Term SOFR 1-Month plus 2.29%)
7.39%	08/15/41[1,2]	$50,000	$50,120
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65%	10/10/34[1,4]	150,000	146,165
DOLP Trust,
Series 2021-NYC, Class A
2.96%	05/10/41[1]	100,000	89,199
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.67%	09/10/35[1,4]	23,000	22,395
Grace Trust,
Series 2020-GRCE, Class A
2.35%	12/10/40[1]	100,000	86,727
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class D
3.56%	07/10/39[1,4]	100,000	86,504
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04%	12/10/41[1,4]	100,000	75,661
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class XB (IO)
0.79%	01/05/34[1,4]	10,000,000	83,427
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
3.02%	11/05/44[1,4]	125,000	86,418
Life Mortgage Trust,
Series 2021-BMR, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.31%	03/15/38[1,2]	79,313	77,904
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D
2.41%	09/10/39[1,4]	50,000	44,810
MFT Mortgage Trust,
Series 2020-B6, Class B
3.39%	08/10/40[1,4]	150,000	98,183
MHC Trust,
Series 2021-MHC2, Class B
(CME Term SOFR 1-Month plus 1.21%)
6.31%	05/15/38[1,2]	120,000	119,105
MHC Trust,
Series 2021-MHC2, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.71%	05/15/38[1,2]	112,000	110,770
MKT Mortgage Trust,
Series 2020-525M, Class D
3.04%	02/12/40[1,4]	100,000	69,967
Morgan Stanley Capital I Trust,
Series 2021-PLZA, Class A
2.57%	11/09/43[1]	110,000	86,719
NYC Commercial Mortgage Trust,
Series 2021-909, Class A
2.94%	04/10/43[1]	100,000	81,208

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
NYC Trust,
Series 2024-3ELV, Class C
(CME Term SOFR 1-Month plus 2.84%)
7.94%	08/15/29[1,2]	$100,000	$100,833
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
6.46%	01/15/36[1,2]	150,000	140,161
SFO Commercial Mortgage Trust,
Series 2021-555, Class B
(CME Term SOFR 1-Month plus 1.61%)
6.71%	05/15/38[1,2]	100,000	94,271
TTAN,
Series 2021-MHC, Class C
(CME Term SOFR 1-Month plus 1.46%)
6.56%	03/15/38[1,2]	81,016	80,593
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
6.46%	07/15/39[1,2]	100,000	86,463
Wells Fargo Commercial Mortgage Trust,
Series 2024-SVEN, Class C
6.53%	06/10/37[1,4]	50,000	51,605

			3,107,108

Non-Agency Mortgage-Backed — 8.41%
BINOM Securitization Trust,
Series 2022-RPL1, Class M1
3.00%	02/25/61[1,4]	50,000	40,808
Cascade MH Asset Trust,
Series 2019-MH1, Class A
4.00%	11/25/44[1,4]	37,609	35,701
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75%	02/25/46[1]	60,109	54,343
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 11/25/24)
4.25%	08/25/54[1]	87,773	82,423
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60[1,4]	48,711	43,539
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78%	10/27/61[1]	47,817	38,758
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL4, Class A1
2.00%	01/25/60[1,4]	56,812	51,104
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL6, Class A1
3.44%	03/25/59[1,4]	103,864	103,677
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL3, Class M3
3.98%	01/25/60[1,4]	90,000	74,243
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.07%	12/27/60[1,4]	65,508	65,327

See accompanying Notes to Financial Statements.

99 / Semi-Annual Report September 2024

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Legacy Mortgage Asset Trust,
Series 2021-GS4, Class A1 (STEP-reset date 10/25/24)
4.65%	11/25/60[1]	$48,647	$48,712
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.31%	05/25/37[2]	21,290	15,290
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/37[2]	47,634	47,632
MFA Trust,
Series 2023-INV2, Class B1
8.00%	10/25/58[1,4]	30,000	30,253
PRKCM Trust,
Series 2021-AFC1, Class A1
1.51%	08/25/56[1,4]	34,308	29,076
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(CME Term SOFR 1-Month plus 0.36%)
5.22%	07/25/37[2]	135,294	109,197
Towd Point Mortgage Trust,
Series 2015-1, Class B1
4.72%	10/25/53[1,4]	45,000	43,870
Towd Point Mortgage Trust,
Series 2019-2, Class M1
3.75%	12/25/58[1,4]	100,000	89,320

			1,003,273

U.S. Agency Commercial Mortgage-Backed — 2.09%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.30%	07/25/41[4]	1,068,090	99,777
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05%	01/16/61[4]	703,855	54,994
Ginnie Mae,
Series 2021-36, Class IO (IO)
1.29%	03/16/63[4]	608,072	50,196
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41%	07/16/57[4]	2,717,521	44,521

			249,488

U.S. Agency Mortgage-Backed — 40.28%
Fannie Mae Pool AL9266
3.00%	10/01/46	112,725	103,638
Fannie Mae Pool BQ1226
2.00%	09/01/50	120,276	100,188
Fannie Mae Pool BV9977
3.50%	06/01/52	85,783	79,955
Fannie Mae Pool BW0000
4.00%	07/01/52	86,482	83,142
Fannie Mae Pool CB2074
2.50%	11/01/51	146,282	127,321

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CB4211
4.50%	07/01/52	$111,339	$109,682
Fannie Mae Pool FM5254
2.00%	12/01/50	143,166	119,139
Fannie Mae Pool FM6400
2.00%	03/01/51	93,017	77,850
Fannie Mae Pool FS1334
2.00%	11/01/51	146,201	121,381
Fannie Mae Pool FS1598
2.00%	04/01/52	109,944	90,947
Fannie Mae Pool MA4398
2.00%	08/01/51	153,967	127,830
Fannie Mae Pool MA4783
4.00%	10/01/52	123,281	118,462
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00%	05/25/48	173,909	164,437
Freddie Mac Gold Pool G67708
3.50%	03/01/48	34,713	32,941
Freddie Mac Pool QA7550
3.00%	03/01/50	60,236	54,848
Freddie Mac Pool QA8518
3.00%	04/01/50	71,083	64,862
Freddie Mac Pool QC8921
2.50%	10/01/51	126,882	110,647
Freddie Mac Pool QD1841
2.00%	11/01/51	125,477	103,893
Freddie Mac Pool RA4201
2.00%	12/01/50	87,246	72,793
Freddie Mac Pool RA5552
3.00%	07/01/51	208,847	189,217
Freddie Mac Pool RA5855
2.50%	09/01/51	180,361	156,718
Freddie Mac Pool RA6071
2.00%	10/01/51	130,970	109,068
Freddie Mac Pool RA6528
2.50%	02/01/52	21,102	18,291
Freddie Mac Pool RA7091
2.50%	03/01/52	131,375	113,461
Freddie Mac Pool RA7543
4.00%	06/01/52	108,759	104,753
Freddie Mac Pool SD7511
3.50%	01/01/50	31,024	29,367
Freddie Mac Pool SD7549
2.00%	01/01/52	129,326	108,517
Freddie Mac Pool SD8211
2.00%	05/01/52	143,058	118,340
Freddie Mac Pool SD8222
4.00%	06/01/52	86,378	83,055
Freddie Mac REMICS,
Series 3067, Class FA
(SOFR30A plus 0.46%)
5.81%	11/15/35[2]	47,262	46,821

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 100

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3071, Class TF
(SOFR30A plus 0.41%)
5.76%	04/15/35[2]	$2,407	$2,407
Freddie Mac REMICS,
Series 4139, Class DA
1.25%	12/15/27	13,064	12,515
Ginnie Mae (TBA)
2.50%	10/20/54	150,000	131,950
4.50%	10/20/54	200,000	197,412
5.00%	10/20/54	100,000	100,176
5.50%	10/20/54	25,000	25,245
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50%	08/20/53[2]	65,973	66,368
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.35%	08/20/53[2]	111,070	111,227
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
6.50%	09/20/54†,2	115,000	114,999
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
6.50%	09/20/54[2]	115,000	115,697
Ginnie Mae,
Series 2024-84, Class LF
(SOFR30A plus 1.05%)
6.40%	05/20/54[2]	122,636	122,711
Ginnie Mae,
Series 2024-95, Class FW
(SOFR30A plus 1.10%)
6.45%	06/20/54[2]	103,941	104,298
Ginnie Mae,
Series 2024-97, Class FW
(SOFR30A plus 1.15%)
6.50%	06/20/54[2]	99,633	99,998
UMBS (TBA)
3.00%	10/01/54	75,000	67,314
4.00%	10/01/54	175,000	168,103
4.50%	10/01/54	175,000	172,104
5.00%	10/01/54	125,000	124,927
5.50%	10/01/54	125,000	126,487

			4,805,502

Total Mortgage-Backed (Cost $9,238,138)			9,165,371

U.S. TREASURY SECURITIES — 8.56%
U.S. Treasury Bonds — 4.15%
U.S. Treasury Bonds (WI)
4.25%	08/15/54	485,000	495,458

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes — 4.41%
U.S. Treasury Notes
3.50%	09/30/26	$197,000	$196,454
3.88%	08/15/34	238,000	239,729
U.S. Treasury Notes (WI)
3.38%	09/30/29	36,000	35,897
3.63%	09/15/27	54,000	53,728

			525,808

Total U.S. Treasury Securities (Cost $1,015,076)			1,021,266

Total Bonds — 105.98% (Cost $12,709,472)			12,643,434

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 4.09%

Money Market Funds — 4.09%
Fidelity Investments Money Market Funds - Government Portfolio
4.83%[5]		58,355	58,355
TCW Central Cash Fund
0.04%[5,6]		430,000	430,000

Total Short-Term Investments (Cost $488,355)			488,355

Total Investments - 110.07% (Cost $13,197,827)			13,131,789

Liabilities in Excess of Other Assets - (10.07)%			(1,201,909)

Net Assets - 100.00%			$11,929,880

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Represents the current yield as of September 30, 2024.
[6]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $114,999, which is 0.96% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

See accompanying Notes to Financial Statements.

101 / Semi-Annual Report September 2024

Sustainable Securitized Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(IO): Interest Only

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(WI): When Issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Ten-Year Ultra Bond	16	12/19/24	$1,892,750	$4,918	$4,918
U.S. Treasury Two-Year Note	12	12/31/24	2,498,906	3,771	3,771
U.S. Treasury Five-Year Note	3	12/31/24	329,649	935	935
U.S. Treasury Ultra Bond	1	12/19/24	133,094	(298)	(298)

TOTAL FUTURES CONTRACTS			$4,854,399	$9,326	$9,326

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 102

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 108.93%

ASSET-BACKED SECURITIES — 5.34%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.49%	12/27/44[1,2]	$9,486,000	$9,367,789
AGL CLO 1 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.19%	10/20/34[1,2,3]	24,800,000	24,801,984
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
6.61%	01/21/35[1,2,3]	30,520,000	30,538,312
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	07/20/34[1,2,3]	15,610,000	15,612,185
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.68%	01/15/32[1,2,3]	19,150,616	19,179,917
AMMC CLO 22 Ltd.,
Series 2018-22A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
7.00%	04/25/31[1,2,3]	19,750,000	19,732,028
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.25%	04/15/36[1,2,3]	8,250,000	8,278,463
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97%	01/15/37[1,2,3]	24,070,000	24,182,888
AMSR Trust,
Series 2021-SFR1, Class G
4.61%	06/17/38[2]	15,250,000	14,067,417
Apidos CLO XV,
Series 2013-15A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.09%	04/20/31[1,2,3]	10,000,000	10,000,300
Apidos CLO XVIII,
Series 2018-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.19%	10/22/30[1,2,3]	11,200,000	11,215,568

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Apidos CLO XXV,
Series 2016-25A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	$38,563,981	$38,586,733
Ares XXXVII CLO Ltd.,
Series 2015-4A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
6.38%	10/15/30[1,2,3]	36,674,007	36,715,815
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.45%	10/15/30[1,2,3]	16,822,058	16,837,030
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
6.93%	04/20/35[1,2]	48,400,000	48,458,564
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.26%	10/15/34[1,2,3]	15,000,000	14,999,550
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.24%)
6.52%	07/20/29[1,2,3]	7,605,281	7,612,126
Brazos Education Loan Authority, Inc.,
Series 2012-1, Class A1
(SOFR30A plus 0.81%)
6.09%	12/26/35[1]	5,187	5,183
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00%	01/10/28[2]	53,821	5,902,237
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00%	09/11/28[2]	43,250	8,584,260
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00%	04/10/30[2]	30,000	10,352,398
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00%	04/10/30[2,4,5]	318,802,414	4,687,990
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00%	09/10/30[2]	30,900	8,831,099
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.89%	04/20/34[1,2,3]	4,800,000	4,799,520

See accompanying Notes to Financial Statements.

103 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.30%	07/17/31[1,2,3]	$7,000,000	$7,000,630
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.20%	10/17/34[1,2,3]	9,550,000	9,550,191
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.94%	01/18/31[1,2,3]	8,000,000	7,987,360
CIFC Funding Ltd.,
Series 2013-2A, Class A2L2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.04%	10/18/30[1,2,3]	10,500,000	10,497,690
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.09%	10/24/30[1,2,3]	3,475,000	3,474,965
CIFC Funding Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.94%	04/18/31[1,2,3]	9,950,000	9,928,210
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.14%	10/20/34[1,2,3]	9,000,000	9,000,360
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.21%	10/15/34[1,2,3]	20,000,000	20,000,400
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.61%	04/17/35[1,2,3]	25,000,000	24,995,500
CIFC Funding Ltd.,
Series 2023-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
7.03%	01/21/37[1,2,3]	14,000,000	14,079,520
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91%	06/25/42[1,2]	10,252,232	9,510,807

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Clear Creek CLO LTD.
Series 2015-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.74%	10/20/30[1,2,3]	$6,039,805	$6,043,006
College Loan Corp. Trust,
Series 2005-2, Class B
(SOFR90A plus 0.75%)
6.11%	01/15/37[1]	1,032,953	956,677
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3-Month Euribor plus 1.40%)
5.09%	07/15/34[1,3]	8,200,000	9,025,409
CyrusOne Data Centers Issuer I LLC,
Series 2023-2A, Class A2
5.56%	11/20/48[2]	22,650,000	22,945,052
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.63%	11/15/28[1,2,3]	1,500,000	1,492,995
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.27%	08/15/31[1,2,3]	18,630,297	18,636,817
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.14%	07/18/30[1,2,3]	3,500,000	3,500,000
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.04%	11/20/34[1,2,3]	22,500,000	22,501,800
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.46%	04/15/29[1,2,3]	13,240,247	13,255,871
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.81%	01/15/34[1,2,3]	23,850,000	23,851,192
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.14%	10/20/34[1,2,3]	16,000,000	16,023,200
Fillmore Park CLO Ltd.,
Series 2018-1A, Class B1B2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.11%	07/15/30[1,2,3]	8,000,000	7,999,920

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 104

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24%	08/17/38[2]	$12,416,000	$11,707,637
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91%	09/17/38[2]	12,677,000	11,781,289
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.78%	08/25/42[1]	957,993	917,308
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.69%	10/20/34[1,2,3]	36,180,000	36,194,834
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 3.30%)
8.58%	10/25/35[1,2,3]	8,800,000	8,809,680
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
7.23%	04/25/36[1,2,3]	20,000,000	20,093,600
Greenwood Park CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.96%	04/15/31[1,2,3]	10,000,000	9,989,900
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.60%	01/22/35[1,2,3]	35,720,000	35,736,431
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.43%	10/15/30[1,2,3]	42,209,059	42,215,390
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	01/23/35[1,2,3]	19,250,000	19,252,503
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
7.18%	04/23/36[1,2,3]	17,400,000	17,460,204
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
8.23%	07/20/36[1,2,3]	10,000,000	10,125,100

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.08%	04/21/36[1,2,3]	$12,600,000	$12,634,020
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08%	01/17/73[2]	454,177	438,229
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61%	01/17/73[2]	28,580,325	26,500,361
LCM Loan Income Fund I Ltd.,
Series 1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
6.99%	04/20/31[1,2,3]	7,500,000	7,504,875
LCM XIV LP,
Series 14A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.58%	07/20/31[1,2,3]	5,925,074	5,929,696
LCM XIV LP,
Series 14A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
7.12%	07/20/31[1,2,3]	3,385,000	3,383,680
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.69%	04/19/33[1,2,3]	30,163,908	30,235,999
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.04%	07/21/30[1,2,3]	10,000,000	9,992,000
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
6.40%	10/20/29[1,2,3]	40,257,526	40,248,669
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
6.46%	10/18/30[1,2,3]	46,481,212	46,531,411
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.67%	07/17/34[1,2,3]	10,500,000	10,506,615
Magnetite XII Ltd.,
Series 2015-12A, Class AR4
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.45%	10/15/31[1,2,3]	34,859,093	34,880,008

See accompanying Notes to Financial Statements.

105 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.20%	01/25/35[1,2,3]	$20,000,000	$20,002,800
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.75%	01/25/32[1,2,3]	23,026,037	23,035,938
MetroNet,
Series 2023-3, Class A
7.95%	04/20/53[2,4,5]	24,026,000	24,565,646
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.90%	06/25/31[1]	318,499	314,584
Navient Student Loan Trust,
Series 2015-1, Class A2
(SOFR30A plus 0.71%)
5.99%	04/25/40[1]	34,136,375	33,753,946
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.15%	10/16/33[1,2,3]	23,000,000	23,001,610
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.60%	04/14/35[1,2,3]	32,050,000	32,093,268
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.14%	10/20/34[1,2,3]	20,000,000	20,000,800
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.44%	10/17/30[1,2,3]	6,320,960	6,334,993
OCP CLO Ltd.,
Series 2017-13A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.11%	07/15/30[1,2,3]	5,675,000	5,675,114
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	10/20/34[1,2,3]	15,500,000	15,502,480
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
7.08%	04/25/36[1,2,3]	21,210,000	21,278,296

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.91%	07/15/30[1,2,3]	$10,000,000	$10,000,600
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.26%	10/15/34[1,2,3]	18,800,000	18,801,692
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.21%	07/15/36[1,2,3]	7,250,000	7,250,073
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.78%	02/14/31[1,2,3]	1,470,000	1,466,707
OHA Credit Funding 3 Ltd.,
Series 2019-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.68%	07/02/35[1,2,3]	33,250,000	33,267,290
OHA Credit Funding 5 Ltd.,
Series 2020-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.71%	04/18/33[1,2,3]	14,875,000	14,885,413
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.58%	02/24/37[1,2,3]	6,960,000	6,962,018
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.80%	04/18/37[1,2,3]	23,000,000	23,058,880
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.21%	10/15/34[1,2,3]	19,500,000	19,386,900
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00%	04/19/38[2]	21,439,000	20,755,402
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53%	07/17/38[2]	3,973,000	3,775,545
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42%	07/17/38[2]	10,437,000	9,908,679
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00%	07/17/38[2]	8,896,000	8,371,526

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 106

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83%	08/17/40[2]	$23,777,000	$21,754,807
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38%	10/17/38[2]	17,400,000	16,464,764
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53%	10/17/38[2]	13,425,000	12,708,453
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18%	10/17/38[2]	61,665,000	57,904,853
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01%	10/17/38[2]	19,482,000	18,144,777
Progress Residential,
Series 2021-SFR1, Class E
2.11%	04/17/38[2]	3,000,000	2,868,545
Progress Residential,
Series 2021-SFR3, Class E1
2.54%	05/17/26[2]	3,055,000	2,934,577
Progress Residential,
Series 2021-SFR3, Class G
4.25%	05/17/26[2]	3,190,000	3,044,964
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.25%	04/15/36[1,2,3]	29,590,000	29,690,014
Rad CLO 4 Ltd.,
Series 2019-4A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
6.51%	04/25/32[1,2,3]	11,588,675	11,588,675
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.62%	04/20/34[1,2,3]	32,680,000	32,697,974
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.38%	10/25/31[1,2,3]	46,406,610	46,414,499
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.26%	10/15/34[1,2,3]	17,000,000	17,002,040
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
6.58%	10/15/29[1,2,3]	4,120,944	4,119,296

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.73%	10/20/30[1,2,3]	$2,155,323	$2,156,853
Rockford Tower CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.04%	08/20/32[1,2,3]	20,000,000	20,003,200
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.80%	01/20/36[1,2,3]	22,730,000	22,751,594
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.78%	01/20/34[1,2,3]	12,975,000	12,975,778
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.19%	10/20/34[1,2,3]	25,000,000	25,003,250
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[4,5]	25,575,587	23,667,407
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.92%	08/15/31[1]	160,966	141,970
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.22%	12/15/68[1]	26,544	25,401
SLM Student Loan Trust,
Series 2006-2, Class A6
(SOFR90A plus 0.43%)
5.79%	01/25/41[1]	17,746,346	17,318,210
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.78%	01/25/41[1]	19,275,231	18,698,022
SLM Student Loan Trust,
Series 2007-1, Class A6
(SOFR90A plus 0.40%)
5.76%	01/27/42[1]	18,941,979	18,406,525
SLM Student Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.48%)
5.84%	01/27/42[1]	2,214,132	2,077,451
SLM Student Loan Trust,
Series 2007-6, Class B
(SOFR90A plus 1.11%)
6.47%	04/27/43[1]	2,741,950	2,651,048

See accompanying Notes to Financial Statements.

107 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2007-7, Class A4
(SOFR90A plus 0.59%)
5.95%	01/25/22[1]	$109,589	$107,719
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.82%	01/25/83[1]	38,874,000	40,039,240
SLM Student Loan Trust,
Series 2008-3, Class A3
(SOFR90A plus 1.26%)
6.62%	10/25/21[1]	7,147	7,102
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.82%	04/26/83[1]	2,260,000	2,309,773
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.27%	07/25/22[1]	806,981	810,100
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.47%	04/25/73[1]	8,849,000	9,209,455
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.32%	07/25/23[1]	11,178,103	11,201,720
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.47%	07/25/73[1]	37,199,000	38,095,444
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.72%	07/25/23[1]	6,009,880	5,991,685
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[1]	31,424,000	32,263,725
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[1]	17,206,000	17,487,485
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.34%	09/25/28[1]	325,410	321,052
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.09%	01/25/29[1]	7,193,579	7,022,600
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.04%	05/26/26[1]	12,459,353	12,179,046

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42[1,2]	$17,000,000	$15,711,774
Symphony CLO XX Ltd.,
Series 2018-20A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.39%	01/16/32[1,2,3]	36,028,351	35,995,926
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
7.21%	01/15/34[1,2,3]	14,500,000	14,501,160
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00%	04/10/29[2]	33,600	2
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17%	05/28/39[2,3]	12,435,000	16,960,782
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	17,673,104	17,661,263
Voya CLO Ltd.,
Series 2016-3A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/18/31[1,2,3]	31,519,110	31,581,833
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.31%	01/15/35[1,2,3]	17,500,000	17,501,750
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	07/19/34[1,2,3]	11,625,000	11,626,744

Total Asset-Backed Securities
(Cost $2,247,879,255)			2,303,928,894

BANK LOANS — 1.43%*

Communications — 0.13%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	12/17/27[1]	4,897,855	4,897,096
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.44%	04/15/27[1]	6,224,606	5,713,317

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 108

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications (continued)
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.76%	07/01/31[1]	$6,985,000	$7,046,119
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.80%	08/15/28[1]	5,029,454	3,784,664
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25[1]	1,620,806	1,627,556
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66%	03/31/31[1]	3,035,831	2,903,439
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[1]	30,632,429	28,070,179

			54,042,370

Consumer Discretionary — 0.12%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[1]	5,119,112	4,197,672
(SOFR plus 6.25%)
11.55%	04/05/28[1]	1,975,168	1,748,023
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[1,6]	7,539,382	3,977,024
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.57%	11/08/30[1]	1,603,094	1,604,561
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.32%	01/24/29[1,3]	41,714,586	34,284,175
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[1]	4,735,415	2,945,097
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[1]	1,486,333	1,486,258
Prestige Brands, Inc.,
Term Loan B5, 1st Lien
(SOFR plus 2.11%)
6.96%	07/03/28[1]	54,545	54,688

			50,297,498

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Diversified REITs — 0.03%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.71%	01/25/31[1]	$4,629,061	$4,635,565
(SOFR plus 2.00%)
6.85%	01/25/31[1]	9,930,135	9,944,087

			14,579,652

Electric — 0.03%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[1]	6,900,164	6,910,032
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[1]	2,354,854	2,378,402
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[1]	1,134,461	1,144,387
Term Loan C, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[1]	247,903	250,073
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	1,857,161	1,866,057
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[1]	113,906	114,451
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	12/20/30[1]	1,384,682	1,386,344

			14,049,746

Entertainment — 0.03%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.05%	08/01/27[1]	1,502,941	1,501,175
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31[1]	7,390,946	7,360,938
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.71%	05/18/25[1]	2,862,508	2,867,875

			11,729,988

Finance — 0.07%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.96%	06/22/28[1]	9,831,619	9,863,474

See accompanying Notes to Financial Statements.

109 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Finance (continued)
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	04/09/27[1]	$8,283,835	$8,126,939
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28[1]	8,335,067	8,336,942
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
7.21%	04/30/28[1]	4,630,109	4,472,407

			30,799,762

Food — 0.02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25[1]	1,095,733	1,065,601
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31[1]	8,373,052	8,414,917

			9,480,518

Gaming — 0.05%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.60%	02/06/31[1]	8,224,409	8,236,623
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.10%)
6.95%	03/17/28[1]	10,565,513	10,565,513
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	05/03/29[1]	3,390,629	3,402,292

			22,204,428

Health Care — 0.17%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.27%	05/10/27[1,3]	3,708,349	3,699,597
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
8.85%	09/29/28[1,3]	1,831,994	1,833,149
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.40%	11/15/27[1]	3,113,883	3,032,143
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[1,3]	23,597,334	23,599,457

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	10/23/28[1]	$13,248,010	$13,268,346
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[1]	20,319,409	19,246,341
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
10.10%	05/14/29[1]	2,372,506	2,381,474
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.20%	04/20/29[1]	526,102	526,542
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[1]	6,326,515	6,164,810

			73,751,859

Health Care REITs — 0.13%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.87%	02/22/27[1]	13,772,696	13,531,674
5.87%	08/20/27[1]	13,772,696	13,531,674
Term Loan, 1st Lien
(SOFR plus 0.85%)
5.79%	03/01/29[1]	27,796,272	27,275,092

			54,338,440

Industrials — 0.19%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/19/31[1]	4,942,656	4,955,680
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[1]	6,100,355	5,962,121
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.87%	10/13/28[1]	666,922	496,024
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 2.01%)
7.32%	07/01/29[1]	38,004,928	38,160,939
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	07/02/29[1]	1,768,547	1,771,305

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 110

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.12%	04/15/28[1]	$27,322,200	$21,680,166
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.35%	08/24/28[1]	8,895,406	8,901,677

			81,927,912

Information Technology — 0.21%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.40%	12/06/27[1]	5,440,096	5,229,673
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	02/15/29[1]	7,002,161	6,970,091
BMC Software (Boxer/Bladelogic),
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.01%	07/30/31[1]	5,657,733	5,653,235
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	01/29/27[1]	3,351,712	3,344,724
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.22%	07/06/29[1]	5,948,600	5,894,081
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25[1]	18,936,591	18,125,158
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.70%	10/01/27[1]	17,670,139	16,863,939
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28[1]	2,302,636	2,298,802
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
6.71%	02/13/27[1]	1,793,280	1,791,039
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28[1]	2,994,123	2,978,718
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28[1]	2,792,221	2,714,039

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	04/05/30[1]	$5,392,400	$5,396,391
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[1]	3,273,501	3,038,234
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.26%	03/04/28[1]	3,151,358	2,772,549
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[1]	5,863,037	5,852,044

			88,922,717

Insurance — 0.10%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.00%)
7.96%	02/16/27[1]	7,534,571	7,526,735
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.21%	11/06/30[1]	2,992,500	2,969,129
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.21%	02/19/28[1]	25,145,981	25,134,163
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.21%	01/20/29[1]	3,290,000	3,052,758
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[1]	6,292,940	6,295,016

			44,977,801

Materials — 0.03%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[1]	11,158,715	11,179,638
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
7.45%	05/06/27[1]	3,157,435	3,133,754

			14,313,392

Retail — 0.05%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.60%	09/20/30[1,3]	6,686,414	6,630,315

See accompanying Notes to Financial Statements.

111 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.88%	03/15/28[1]	$8,540,554	$8,588,595
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.60%	07/01/31[1,3]	8,092,988	8,128,395

			23,347,305

Services — 0.07%
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.10%	01/31/31[1]	2,409,935	2,413,948
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[1]	5,021,881	5,041,341
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.71%	12/15/28[1]	4,914,914	4,917,372
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[1]	2,787,122	2,760,407
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.95%	06/30/28[1]	2,163,925	2,064,612
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
6.85%	12/01/28[1]	5,520,768	5,524,218
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
6.71%	06/24/31[1]	1,188,098	1,187,088
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.95%	11/02/27[1]	4,034,366	3,911,317

			27,820,303

Total Bank Loans
(Cost $634,072,921)			616,583,691

CORPORATES — 17.04%*

Banking — 3.24%
Bank of America Corp.
1.73%	07/22/27[7]	82,743,000	79,033,015
2.30%	07/21/32[7]	2,000	1,732
2.59%	04/29/31[7]	1,736,000	1,577,115
2.69%	04/22/32[7]	2,174,000	1,940,025
3.42%	12/20/28[7]	1,587,000	1,544,580

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
Bank of America Corp.
(MTN)
1.92%	10/24/31[7]	$18,688,000	$16,124,360
2.09%	06/14/29[7]	221,298,000	204,458,287
2.50%	02/13/31[7]	201,000	182,247
3.97%	03/05/29[7]	336,000	332,057
(CME Term SOFR 3-Month plus 0.91%)
5.93%	12/01/26[1]	50,000,000	49,607,572
Bank of America Corp.,
Series N
1.66%	03/11/27[7]	138,723,000	133,365,794
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,7]	40,670,000	37,965,450
2.21%	08/17/29[3,7]	39,557,000	36,296,010
4.76%	06/09/28[3,7]	3,116,000	3,139,201
JPMorgan Chase & Co.
1.04%	02/04/27[7]	15,825,000	15,130,228
1.47%	09/22/27[7]	10,000,000	9,477,193
1.56%	12/10/25[7]	163,875,000	162,641,410
1.58%	04/22/27[7]	19,179,000	18,387,288
1.95%	02/04/32[7]	47,125,000	40,510,767
2.01%	03/13/26[7]	2,732,000	2,695,295
2.07%	06/01/29[7]	3,013,000	2,789,047
2.18%	06/01/28[7]	2,490,000	2,362,275
2.55%	11/08/32[7]	18,461,000	16,250,020
2.58%	04/22/32[7]	19,039,000	16,991,618
2.95%	02/24/28[7]	23,236,000	22,539,091
2.96%	01/25/33[7]	12,277,000	11,054,620
3.70%	05/06/30[7]	2,876,000	2,798,903
4.01%	04/23/29[7]	2,671,000	2,644,546
4.45%	12/05/29[7]	8,325,000	8,367,380
5.01%	01/23/30[7]	10,505,000	10,779,385
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[7]	13,390,000	12,873,260
PNC Financial Services Group, Inc. (The)
5.07%	01/24/34[7]	25,580,000	26,012,586
5.68%	01/22/35[7]	20,690,000	21,958,966
Santander UK Group Holdings PLC
(United Kingdom)
1.53%	08/21/26[3,7]	6,354,000	6,168,209
1.67%	06/14/27[3,7]	42,806,000	40,729,718
2.47%	01/11/28[3,7]	20,406,000	19,437,891
3.82%	11/03/28[3,7]	2,200,000	2,152,689
U.S. Bancorp
4.65%	02/01/29[7]	70,000	70,691
4.84%	02/01/34[7]	42,368,000	42,368,328
5.68%	01/23/35[7]	12,540,000	13,300,880
5.85%	10/21/33[7]	2,400,000	2,560,500
Wells Fargo & Co.
(MTN)
2.16%	02/11/26[7]	16,673,000	16,495,006
2.39%	06/02/28[7]	66,030,000	62,793,559
2.88%	10/30/30[7]	161,948,000	150,307,503
3.35%	03/02/33[7]	15,107,000	13,825,025

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 112

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Banking (continued)
3.53%	03/24/28[7]	$35,510,000	$34,850,122
4.90%	07/25/33[7]	4,193,000	4,244,966
5.57%	07/25/29[7]	14,844,000	15,450,579

			1,396,586,989

Communications — 2.04%
Altice France SA
(France)
5.13%	07/15/29[2,3]	1,720,000	1,208,760
5.50%	10/15/29[2,3]	5,909,000	4,158,566
8.13%	02/01/27[2,3]	5,825,000	4,741,798
C&W Senior Finance Ltd.
(Cayman Islands)
6.88%	09/15/27[2,3]	2,200,000	2,188,732
Cable One, Inc.
4.00%	11/15/30[2]	9,776,000	7,796,423
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%	02/01/32	10,000,000	8,064,902
3.70%	04/01/51	3,627,000	2,314,978
3.90%	06/01/52	17,587,000	11,530,999
4.80%	03/01/50	122,389,000	93,668,903
5.38%	04/01/38	505,000	462,253
5.38%	05/01/47	116,802,000	98,123,654
5.75%	04/01/48	33,533,000	29,294,662
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13%	07/01/49	14,837,000	11,924,572
CommScope LLC,
4.75%	09/01/29[2]	9,190,000	7,386,722
CSC Holdings LLC
4.50%	11/15/31[2]	835,000	608,850
4.63%	12/01/30[2]	4,879,000	2,482,013
5.38%	02/01/28[2]	19,384,000	16,354,640
5.75%	01/15/30[2]	21,758,000	11,284,476
6.50%	02/01/29[2]	55,551,000	46,023,571
11.25%	05/15/28[2]	3,010,000	2,910,956
11.75%	01/31/29[2]	15,044,000	14,541,588
Frontier Communications Holdings LLC
5.00%	05/01/28[2]	5,383,000	5,340,557
8.63%	03/15/31[2]	9,269,000	10,006,169
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[3]	63,777,000	65,583,881
Intelsat Jackson Holdings SA
(Luxembourg)
6.50%	03/15/30[2,3]	1,872,000	1,799,950
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[2]	55,170,000	44,455,481
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74%	03/20/25[2]	11,751,125	11,757,922
5.15%	03/20/28[2]	210,766,500	213,285,187

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
TDC Net A/S,
(EMTN)
(Germany)
6.50%	06/01/31[3]	$11,800,000	$14,494,584
Time Warner Cable LLC
4.50%	09/15/42	20,502,000	15,748,460
5.50%	09/01/41	37,297,000	32,440,951
5.88%	11/15/40	2,016,000	1,826,975
T-Mobile USA, Inc.
4.70%	01/15/35	68,630,000	68,422,350
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50%	01/15/32[3]	15,755,000	16,216,828
Zayo Group Holdings, Inc.
4.00%	03/01/27[2]	3,817,000	3,414,186

			881,865,499

Consumer Discretionary — 0.85%
Altria Group, Inc.
3.70%	02/04/51	995,000	735,971
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95%	03/22/44[3]	1,815,000	2,077,330
Bacardi Ltd.
(Bermuda)
5.15%	05/15/38[2,3]	2,881,000	2,813,661
Imperial Brands Finance PLC
(United Kingdom)
3.50%	07/26/26[2,3]	20,000,000	19,622,046
Pernod Ricard SA
(EMTN)
(France)
3.63%	05/07/34[3]	11,500,000	13,070,175
Reynolds American, Inc.
5.85%	08/15/45	55,332,000	55,406,163
Spectrum Brands, Inc.
3.88%	03/15/31[2]	3,153,000	2,805,194
WarnerMedia Holdings, Inc.
5.05%	03/15/42	35,342,000	28,900,818
5.14%	03/15/52	269,225,000	207,775,651
5.39%	03/15/62	42,245,000	32,367,216

			365,574,225

Diversified REITs — 0.79%
American Assets Trust LP
3.38%	02/01/31	6,447,000	5,616,569
6.15%	10/01/34	31,835,000	32,208,877
American Tower Corp.
1.88%	10/15/30	13,336,000	11,505,588
2.70%	04/15/31	42,899,000	38,357,529
5.55%	07/15/33	10,425,000	10,938,275
5.65%	03/15/33	4,974,000	5,255,984
Crown Castle, Inc.
2.10%	04/01/31	23,220,000	19,872,628

See accompanying Notes to Financial Statements.

113 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
Digital Dutch Finco BV
(Netherlands)
1.25%	02/01/31[3]	$26,308,000	$25,514,469
Digital Intrepid Holding BV
(Netherlands)
0.63%	07/15/31[3]	26,530,000	24,297,370
1.38%	07/18/32[3]	22,395,000	21,136,405
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30	30,398,000	29,007,579
4.00%	01/15/31	7,310,000	6,861,214
5.30%	01/15/29	13,180,000	13,419,670
5.38%	04/15/26	3,126,000	3,141,079
5.75%	06/01/28	24,498,000	25,172,162
VICI Properties LP
4.95%	02/15/30	9,655,000	9,722,330
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29[2]	6,903,000	6,614,529
4.13%	08/15/30[2]	3,627,000	3,448,189
4.50%	01/15/28[2]	17,425,000	17,202,570
Vonovia SE
(Georgia)
1.00%	06/16/33[3]	3,300,000	2,944,042
2.25%	04/07/30[3]	4,500,000	4,760,316
Vonovia SE
(EMTN)
(Georgia)
0.75%	09/01/32[3]	6,600,000	5,933,865
Vonovia SE,
(EMTN)
(Georgia)
5.00%	11/23/30[3]	11,700,000	14,103,895
WP Carey, Inc.
4.25%	07/23/32	3,655,000	4,213,663

			341,248,797

Electric — 1.54%
Alliant Energy Finance LLC
5.95%	03/30/29[2]	4,120,000	4,356,749
Alliant Energy Finance, LLC
3.60%	03/01/32[2]	4,515,000	4,109,066
Alpha Generation LLC
6.75%	10/15/32[2]	7,940,000	8,062,891
Amprion GmbH
(EMTN)
(Georgia)
0.63%	09/23/33[3]	4,400,000	3,891,716
4.00%	05/21/44[3]	5,800,000	6,563,394
4.13%	09/07/34[3]	5,000,000	5,905,127
Appalachian Power Co.
4.45%	06/01/45	100,000	87,025
5.65%	04/01/34	18,900,000	19,908,421
Appalachian Power Co.,
Series Z
3.70%	05/01/50	9,450,000	7,170,730
Arizona Public Service Co.
6.35%	12/15/32	20,904,000	22,994,954

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Electric (continued)
Black Hills Corp.
4.35%	05/01/33	$2,785,000	$2,674,141
6.15%	05/15/34	8,020,000	8,665,569
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88%	07/26/33[3]	4,340,000	3,662,265
Duke Energy Carolinas LLC
4.00%	09/30/42	3,090,000	2,702,316
4.25%	12/15/41	14,683,000	13,336,668
5.35%	01/15/53	8,611,000	8,898,112
5.40%	01/15/54	15,000,000	15,637,878
Duke Energy Corp.
3.75%	04/01/31	2,290,000	2,587,588
3.85%	06/15/34	86,657,000	97,474,532
Duke Energy Florida LLC
5.88%	11/15/33	7,960,000	8,715,576
6.20%	11/15/53	35,000,000	40,288,402
Duke Energy Progress LLC
5.35%	03/15/53	5,000,000	5,175,320
E.ON SE
(Georgia)
3.50%	10/26/37[3]	6,500,000	7,235,151
3.75%	01/15/36[3]	1,600,000	1,824,582
Elia Group SA
(Belgium)
3.88%	06/11/31[3]	10,200,000	11,545,831
Elia Transmission Belgium SA
(Belgium)
3.75%	01/16/36[3]	10,500,000	11,974,447
Eurogrid GmbH
(EMTN)
(Georgia)
0.74%	04/21/33[3]	3,700,000	3,334,694
Eversource Energy
5.95%	02/01/29	8,980,000	9,510,399
FirstEnergy Pennsylvania Electric Co.
3.25%	03/15/28[2]	125,000	120,395
4.00%	04/15/25[2]	35,719,000	35,535,563
4.15%	04/15/25[2]	28,335,000	28,232,166
4.30%	01/15/29[2]	13,381,000	13,318,561
5.15%	03/30/26[2]	3,000,000	3,026,170
FirstEnergy Transmission LLC
2.87%	09/15/28[2]	40,514,000	38,337,481
4.35%	01/15/25[2]	23,330,000	23,267,970
Interstate Power and Light Co.
5.70%	10/15/33	15,980,000	17,034,472
Jersey Central Power & Light Co.
2.75%	03/01/32[2]	820,000	719,655
4.30%	01/15/26[2]	8,645,000	8,614,937
6.40%	05/15/36	2,404,000	2,713,441
MVM Energetika Zrt
(Hungary)
6.50%	03/13/31[3]	3,727,000	3,873,470
New England Power Co.
5.94%	11/25/52[2]	15,670,000	16,892,852

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 114

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Electric (continued)
Niagara Mohawk Power Corp.
3.03%	06/27/50[2]	$3,543,000	$2,400,616
4.28%	10/01/34[2]	4,375,000	4,101,400
Public Service Co. of New Mexico
3.85%	08/01/25	14,390,000	14,326,113
Southwestern Electric Power Co.
5.30%	04/01/33	41,156,000	42,484,977
Southwestern Electric Power Co.,
Series K
2.75%	10/01/26	26,488,000	25,686,827
Southwestern Electric Power Co.,
Series L
3.85%	02/01/48	19,395,000	15,144,464
TenneT Holding BV
(EMTN)
(Netherlands)
2.75%	05/17/42[3]	22,220,000	21,773,988
4.50%	10/28/34[3]	4,035,000	4,964,041
4.75%	10/28/42[3]	3,866,000	4,764,487

			665,627,590

Energy — 0.60%
Boston Gas Co.
3.76%	03/16/32[2]	20,917,000	19,089,910
6.12%	07/20/53[2]	13,275,000	14,030,100
Brooklyn Union Gas Co. (The)
6.39%	09/15/33[2]	35,315,000	38,440,909
6.42%	07/18/54[2]	10,000,000	10,910,044
Ecopetrol SA
(Colombia)
8.88%	01/13/33[3]	5,000,000	5,367,619
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16%	03/31/34[2,3]	11,988,247	10,657,604
KazMunayGas National Co. JSC
(Kazakhstan)
3.50%	04/14/33[2,3]	1,800,000	1,569,603
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50%	04/14/33[3]	15,883,000	13,850,004
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38%	04/24/30[3]	6,856,000	6,908,409
KeySpan Gas East Corp.
5.99%	03/06/33[2]	5,530,000	5,806,321
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[3]	26,895,000	31,420,860
Pertamina Persero PT
(Indonesia)
3.10%	08/27/30[2,3]	18,071,000	16,643,396

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Energy (continued)
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[3]	$9,556,000	$6,615,508
6.75%	09/21/47[3]	21,706,000	15,553,518
Piedmont Natural Gas Co., Inc.
2.50%	03/15/31	7,272,000	6,419,102
5.40%	06/15/33	10,545,000	11,055,806
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38%	09/26/27[3]	6,350,000	6,189,269
Southern Co. Gas Capital Corp.
4.40%	05/30/47	50,000	43,599
TC PipeLines LP
4.38%	03/13/25	2,198,000	2,191,268
TransCanada PipeLines Ltd.
(Canada)
5.85%	03/15/36[3]	2,878,000	3,058,761
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26	34,635,000	34,093,573

			259,915,183

Finance — 2.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	11,203,000	10,764,306
3.00%	10/29/28[3]	58,242,000	55,039,592
Air Lease Corp.
2.20%	01/15/27	18,695,000	17,812,727
3.25%	03/01/25	19,930,000	19,778,585
3.25%	10/01/29	5,000,000	4,703,208
4.63%	10/01/28	2,000,000	2,008,187
Air Lease Corp.
(MTN)
2.30%	02/01/25	35,195,000	34,857,711
2.88%	01/15/26	10,055,000	9,850,086
3.00%	02/01/30	2,000,000	1,844,958
Alta Wind Holdings LLC
7.00%	06/30/35[2,4,5]	2,943,121	2,921,151
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[2,3]	171,755,000	160,365,196
2.88%	02/15/25[2,3]	15,755,000	15,601,086
3.25%	02/15/27[2,3]	12,880,000	12,427,438
4.38%	05/01/26[2,3]	2,405,000	2,383,641
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75%	03/27/34[3]	2,765,000	3,251,967
Citigroup, Inc.
1.46%	06/09/27[7]	22,971,000	21,895,442
2.52%	11/03/32[7]	13,213,000	11,469,018
2.57%	06/03/31[7]	868,000	781,402
2.67%	01/29/31[7]	3,838,000	3,497,811
2.98%	11/05/30[7]	5,739,000	5,340,540

See accompanying Notes to Financial Statements.

115 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Finance (continued)
3.06%	01/25/33[7]	$24,311,000	$21,726,329
3.98%	03/20/30[7]	3,965,000	3,885,268
5.83%	10/30/24[7]	672,000	672,170
EverBank Financial Corp.
5.75%	07/02/25	4,045,000	4,033,607
Goldman Sachs Group, Inc. (The)
1.43%	03/09/27[7]	97,484,000	93,288,621
1.54%	09/10/27[7]	75,070,000	71,167,015
1.95%	10/21/27[7]	1,337,000	1,274,879
2.38%	07/21/32[7]	449,000	389,642
3.50%	04/01/25	31,914,000	31,718,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	7,695,000	6,734,620
9.00%	06/15/30[2]	10,539,000	10,616,198
9.75%	01/15/29[2]	17,562,000	18,237,853
Morgan Stanley
0.99%	12/10/26[7]	15,176,000	14,542,757
2.94%	01/21/33[7]	7,840,000	7,014,200
Morgan Stanley
(GMTN)
1.51%	07/20/27[7]	1,000,000	951,259
2.24%	07/21/32[7]	31,942,000	27,511,210
Morgan Stanley
(MTN)
1.16%	10/21/25[7]	147,211,000	146,772,487
1.79%	02/13/32[7]	6,138,000	5,199,411
1.93%	04/28/32[7]	2,890,000	2,453,222
2.63%	02/18/26[7]	11,200,000	11,096,289
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[2,3,7]	15,875,000	15,312,519
4.30%	03/08/29[2,3,7]	7,240,000	7,175,874

			898,368,238

Food — 0.54%
ELO SACA
(EMTN)
(France)
4.88%	12/08/28[3]	1,000,000	993,179
6.00%	03/22/29[3]	30,500,000	31,578,644
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
4.38%	02/02/52[3]	71,462,000	56,902,584
6.75%	03/15/34[2,3]	1,376,000	1,524,958
7.25%	11/15/53[2,3]	5,461,000	6,364,679
Mondelez International, Inc.
0.75%	03/17/33	21,735,000	19,890,281
Pilgrim’s Pride Corp.
3.50%	03/01/32	69,264,000	61,609,073
6.88%	05/15/34	10,000,000	11,114,955
Smithfield Foods, Inc.
2.63%	09/13/31[2]	14,435,000	12,242,875
3.00%	10/15/30[2]	8,890,000	7,923,394
4.25%	02/01/27[2]	24,855,000	24,476,359

			234,620,981

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Gaming — 0.01%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29[2,3]	$2,320,000	$2,673,489

Health Care — 1.42%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[2,3]	31,048,000	30,803,720
Bayer U.S. Finance II LLC
2.85%	04/15/25[2]	2,805,000	2,770,401
3.95%	04/15/45[2]	17,489,000	13,290,943
4.38%	12/15/28[2]	37,587,000	37,089,948
4.40%	07/15/44[2]	69,196,000	56,750,325
4.63%	06/25/38[2]	46,534,000	42,303,103
4.88%	06/25/48[2]	44,314,000	38,466,412
5.50%	08/15/25[2]	13,932,000	13,966,569
5.50%	07/30/35[2]	3,820,000	3,832,324
Bayer U.S. Finance LLC
6.50%	11/21/33[2]	27,162,000	29,497,219
6.88%	11/21/53[2]	28,175,000	31,588,281
Catalent Pharma Solutions, Inc.
3.50%	04/01/30[2]	2,735,000	2,691,737
Catalent Pharma Solutions, Inc.,
Series REGS
2.38%	03/01/28	11,070,000	12,163,780
Centene Corp.
3.00%	10/15/30	48,742,000	43,651,475
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88%	10/01/31[3]	4,910,000	4,625,404
Fresenius Medical Care U.S. Finance III, Inc.
1.88%	12/01/26[2]	67,592,000	63,630,369
Grifols SA,
Series REGS
(Spain)
1.63%	02/15/25[3]	777,410	856,244
3.88%	10/15/28[3]	48,610,000	50,456,708
HCA, Inc.
2.38%	07/15/31	563,000	486,851
5.88%	02/15/26	3,915,000	3,956,745
Illumina, Inc.
2.55%	03/23/31	200,000	174,131
Johnson & Johnson
3.55%	06/01/44	1,575,000	1,802,587
Kedrion SpA
(Italy)
6.50%	09/01/29[2,3]	17,368,000	16,569,357
Lonza Finance International NV
(EMTN)
(Belgium)
3.88%	04/24/36[3]	18,170,000	20,957,850
Medtronic Global Holdings SCA
(Luxembourg)
1.63%	03/07/31[3]	3,560,000	3,677,863
3.38%	10/15/34[3]	3,370,000	3,831,690

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 116

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Health Care (continued)
Medtronic, Inc.
4.15%	10/15/43	$3,570,000	$4,197,150
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[2]	42,786,000	26,892,582
MSD Netherlands Capital BV
(Netherlands)
3.70%	05/30/44[3]	1,345,000	1,524,296
Premier Health Partners,
Series G
2.91%	11/15/26	2,229,000	2,119,399
Royalty Pharma PLC
(United Kingdom)
1.75%	09/02/27[3]	1,295,000	1,207,150
Sartorius Finance BV
(Netherlands)
4.88%	09/14/35[3]	1,400,000	1,681,141
Stryker Corp.
3.38%	09/11/32	845,000	954,096
Universal Health Services, Inc.
1.65%	09/01/26	45,000,000	42,635,073

			611,102,923

Health Care REITs — 0.18%
DOC DR LLC
3.95%	01/15/28	1,245,000	1,227,216
4.30%	03/15/27	1,017,000	1,016,216
Healthcare Realty Holdings LP
2.05%	03/15/31	20,129,000	16,599,533
2.40%	03/15/30	29,082,000	25,408,658
3.63%	01/15/28	25,359,000	24,428,389
3.88%	05/01/25	9,381,000	9,296,711

			77,976,723

Industrial REITs — 0.11%
LXP Industrial Trust
6.75%	11/15/28	4,015,000	4,300,148
Prologis Euro Finance LLC
0.50%	02/16/32	11,611,000	10,566,670
1.00%	02/06/35	10,355,000	8,966,806
1.00%	02/16/41	5,698,000	4,158,798
4.63%	05/23/33	14,915,000	17,958,764

			45,951,186

Industrials — 0.81%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[2,3]	2,950,000	2,660,956
5.25%	08/15/27[2,3]	66,603,000	48,498,033
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13%	08/15/26[3]	3,470,000	3,358,315
Artera Services LLC
8.50%	02/15/31[2]	1,855,000	1,840,623
Berry Global, Inc.
1.57%	01/15/26	37,992,000	36,574,258
1.65%	01/15/27	16,949,000	15,919,391

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)

Industrials (continued)
4.88%	07/15/26[2]	$38,211,000	$38,110,406
5.65%	01/15/34[2]	1,570,000	1,614,372
Boeing Co. (The)
4.88%	05/01/25	19,940,000	19,882,761
5.81%	05/01/50	35,720,000	34,533,796
5.93%	05/01/60	15,000,000	14,409,872
6.26%	05/01/27[2]	3,855,000	3,983,772
6.53%	05/01/34[2]	45,980,000	49,345,400
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.88%	05/05/26[1]	1,785,000	1,788,286
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[1]	11,550,000	10,909,916
Honeywell International, Inc.
3.75%	03/01/36	47,920,000	54,387,049
OT Merger Corp.
7.88%	10/15/29[2]	30,592,000	12,689,848

			350,507,054

Information Technology — 0.10%
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29[2]	2,895,000	2,960,273
Open Text Corp.
(Canada)
6.90%	12/01/27[2,3]	3,061,000	3,231,694
Uber Technologies, Inc.
4.30%	01/15/30	24,250,000	24,171,207
5.35%	09/15/54	12,420,000	12,332,940

			42,696,114

Insurance — 0.90%
Athene Global Funding
1.61%	06/29/26[2]	61,330,000	58,406,517
Farmers Exchange Capital
7.05%	07/15/28[2]	13,283,000	14,009,134
7.20%	07/15/48[2]	18,415,000	18,550,794
Farmers Exchange Capital II
6.15%	11/01/53[2,7]	59,331,000	56,304,007
Farmers Exchange Capital III
5.45%	10/15/54[2,7]	62,425,000	56,118,036
Farmers Insurance Exchange
4.75%	11/01/57[2,7]	23,060,000	18,993,755
Metropolitan Life Global Funding I
3.30%	03/21/29[2]	16,005,000	15,449,992
Nationwide Mutual Insurance Co.
7.50%	12/15/24[2,7]	42,571,000	42,690,354
Protective Life Global Funding
1.90%	07/06/28[2]	47,980,000	44,237,215
Teachers Insurance & Annuity Association of America
3.30%	05/15/50[2]	82,665,000	60,509,406
4.27%	05/15/47[2]	3,496,000	3,053,815

			388,323,025

See accompanying Notes to Financial Statements.

117 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Materials — 0.28%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13%	02/02/33[3]	$11,110,000	$11,090,402
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Series REGS
(Indonesia)
5.45%	05/15/30[3]	14,861,000	15,158,274
International Flavors & Fragrances, Inc.
1.83%	10/15/27[2]	1,615,000	1,496,758
2.30%	11/01/30[2]	48,565,000	42,610,029
3.27%	11/15/40[2]	10,351,000	7,937,392
3.47%	12/01/50[2]	9,947,000	7,069,380
5.00%	09/26/48	39,415,000	36,312,380

			121,674,615

Office REITs — 0.18%
Hudson Pacific Properties LP
3.25%	01/15/30	64,707,000	49,096,805
3.95%	11/01/27	15,005,000	13,604,898
4.65%	04/01/29	11,336,000	9,419,658
5.95%	02/15/28	1,090,000	999,729
Kilroy Realty LP
2.50%	11/15/32	2,705,000	2,170,687

			75,291,777

Residential REITs — 0.16%
American Homes 4 Rent LP
3.38%	07/15/51	17,118,000	12,074,449
Invitation Homes Operating Partnership LP
2.00%	08/15/31	30,593,000	25,691,924
2.70%	01/15/34	29,588,000	24,800,409
5.50%	08/15/33	7,089,000	7,335,578

			69,902,360

Retail — 0.20%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%	04/01/29[2]	31,222,000	29,256,232
Michaels Cos., Inc. (The)
7.88%	05/01/29[2]	80,931,000	47,669,664
Papa John’s International, Inc.
3.88%	09/15/29[2]	8,985,000	8,322,291

			85,248,187

Retail REITs — 0.05%
Federal Realty OP LP
7.48%	08/15/26	18,825,000	19,606,950

Services — 0.09%
Worldline SA
(France)
0.00%	07/30/25[3,8]	104,010	12,983,723
0.00%	07/30/26[3,8]	265,300	26,978,265

			39,961,988

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Specialized REITs — 0.43%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31%	10/06/32[3]	$45,583,000	$48,111,220
3.94%	07/12/47[3]	6,700,000	6,495,330
Annington Funding PLC,
(EMTN)
(United Kingdom)
3.69%	07/12/34[3]	1,100,000	1,241,849
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[3]	20,141,000	20,517,208
1.75%	03/12/29[3]	24,019,000	24,675,474
Extra Space Storage LP
2.20%	10/15/30	1,090,000	955,673
2.35%	03/15/32	9,030,000	7,628,943
2.40%	10/15/31	14,348,000	12,352,049
2.55%	06/01/31	4,000,000	3,486,776
3.88%	12/15/27	1,578,000	1,558,502
3.90%	04/01/29	1,430,000	1,397,398
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33[3]	8,100,000	7,228,970
1.50%	01/17/34[3]	3,800,000	3,489,286
Realty Income Corp.
4.88%	07/06/30	14,180,000	16,927,376
5.13%	07/06/34	24,905,000	30,721,867

			186,787,921

Transportation — 0.39%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35%	10/15/29	13,468,191	12,737,244
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00%	06/10/28	68,585,265	64,155,392
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00%	11/15/32	8,210,837	7,841,066
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	19,004,725	19,004,725
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63%	06/03/25	5,472	5,435
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30%	08/15/25	9,483,869	9,383,121
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50%	03/01/30	24,796,162	23,464,143

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 118

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Transportation (continued)
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80%	01/15/36	$28,560,294	$30,022,988

			166,614,114

Water — 0.05%
Suez SACA
(EMTN)
(France)
2.88%	05/24/34[3]	20,300,000	21,376,815

Total Corporates
(Cost $7,622,834,717)			7,349,502,743

FOREIGN GOVERNMENT OBLIGATIONS — 0.65%

Foreign Government Obligations — 0.65%
Brazilian Government International Bond
(Brazil)
6.00%	10/20/33[3]	20,120,000	20,451,342
6.13%	03/15/34[3]	11,393,000	11,643,703
Colombia Government International Bond
(Colombia)
3.00%	01/30/30[3]	5,971,000	5,128,398
3.13%	04/15/31[3]	15,729,000	13,028,561
8.00%	04/20/33[3]	1,670,000	1,798,088
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55%	04/03/34[3]	5,000,000	5,343,818
Dominican Republic International Bond
(Dominican Republic)
4.50%	01/30/30[2,3]	25,047,000	23,984,994
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88%	09/23/32[3]	8,500,000	8,111,958
Finance Department Government of Sharjah
(United Arab Emirates)
6.50%	11/23/32[2,3]	6,705,000	7,212,293
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25%	08/10/29[3]	19,100,000	18,903,485
6.60%	06/13/36[3]	7,300,000	7,676,208
Hungary Government International Bond
(Hungary)
2.13%	09/22/31[2,3]	13,773,000	11,445,891
Mexico Government International Bond
(Mexico)
2.66%	05/24/31[3]	9,190,000	7,910,509
3.50%	02/12/34[3]	14,767,000	12,596,842
4.75%	04/27/32[3]	2,350,000	2,266,473
4.88%	05/19/33[3]	8,399,000	8,060,236
6.35%	02/09/35[3]	11,940,000	12,547,173

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)
Oman Government International Bond,
Series REGS
(Oman)
5.63%	01/17/28[3]	$10,500,000	$10,760,020
Panama Government International Bond
(Panama)
2.25%	09/29/32[3]	6,782,000	5,266,837
3.16%	01/23/30[3]	13,946,000	12,503,371
6.40%	02/14/35[3]	6,225,000	6,378,225
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95%	04/28/31[3]	14,150,000	14,127,478
Republic of South Africa Government International Bond
(South Africa)
4.30%	10/12/28[3]	1,556,000	1,509,047
4.85%	09/30/29[3]	9,814,000	9,540,676
5.88%	06/22/30[3]	5,535,000	5,593,624
5.88%	04/20/32[3]	10,600,000	10,580,124
Romanian Government International Bond
(Romania)
6.63%	02/17/28[2,3]	2,840,000	2,974,278
Romanian Government International Bond,
Series REGS
(Romania)
3.00%	02/14/31[3]	26,000,000	22,742,252

Total Foreign Government Obligations
(Cost $286,387,304)			280,085,904

MORTGAGE-BACKED — 54.47%**

Non-Agency Commercial Mortgage-Backed — 4.13%
1301 Properties Owner LP
2.08%	09/07/25[1,4,5]	47,327,027	47,038,332
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23%	08/10/38[2,7]	122,930,000	118,052,015
BGME Trust,
Series 2021-VR, Class A
3.09%	01/10/43[2,7]	20,000,000	16,824,538
BGME Trust,
Series 2021-VR, Class B
3.09%	01/10/43[2,7]	32,137,000	25,944,673
Blackstone Industrial Portfolio - Proj Foxtrot
2.23%	04/09/25[1,4,5]	77,281,109	76,021,427
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.97%	07/15/54[7]	21,624,000	22,079,998
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84%	03/09/44[2]	130,165,000	118,160,975
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A
(CME Term SOFR 1-Month plus 2.11%)
7.21%	06/15/27[1,2]	32,924,000	33,072,408

See accompanying Notes to Financial Statements.

119 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
8.24%	06/15/27[1,2]	$90,170,000	$90,781,533
BX Trust,
Series 2019-OC11, Class A
3.20%	12/09/41[2]	42,270,000	39,332,053
BXHPP Trust,
Series 2021-FILM, Class A
(CME Term SOFR 1-Month plus 0.76%)
5.86%	08/15/36[1,2]	57,000,000	54,808,743
BXHPP Trust,
Series 2021-FILM, Class B
(CME Term SOFR 1-Month plus 1.01%)
6.11%	08/15/36[1,2]	16,602,000	15,678,821
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
6.31%	08/15/36[1,2]	15,057,000	14,152,428
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.71%	08/15/36[1,2]	11,500,000	10,681,739
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.44%	03/10/39[2,7]	272,551,000	3,423,990
CENT Trust,
Series 2023-CITY, Class A
(CME Term SOFR 1-Month plus 2.62%)
7.72%	09/15/38[1,2]	88,590,000	88,944,821
Century Plaza Towers,
Series 2019-CPT, Class A
2.87%	11/13/39[2]	27,645,000	24,755,216
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65%	12/10/41[2]	5,000,000	4,421,938
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.74%	05/15/54[7]	26,458,000	26,449,925
Credit Suisse Mortgage Capital Trust,
Series 2022-MDR, Class A
(CME Term SOFR 1-Month plus 4.81%)
9.91%	08/15/25[1,2,4,5]	85,000,000	84,823,570
DC Office Trust,
Series 2019-MTC, Class A
2.97%	09/15/45[2]	31,135,000	27,652,040
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14%	12/10/36[2]	20,000,000	19,815,282
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.71%	11/20/33[1,3]	2,968,406	3,262,041

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39[2]	$84,915,000	$78,648,664
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41[2,7]	81,025,000	73,732,669
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.41%)
6.51%	07/15/36[1,2,3]	20,675,134	20,615,940
MDR CRE MTGE
10.22%	08/15/25[1,2,4,5]	25,500,000	25,303,650
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.35%)
6.31%	02/19/37[1,2,3]	24,216,585	24,158,157
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69%	02/12/40[2]	8,500,000	7,311,254
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.74%	03/15/39[1,2]	21,267,000	21,311,029
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52%	09/15/54[2]	147,667,000	131,593,639
Project Colt (Acquired 03/08/2022, cost $100,000,000)
7.05%	03/10/27[1,4,5]	100,000,000	99,750,000
Queens Center Mortgage Trust,
Series 2013-QCA, Class A
3.28%	01/11/37[2]	9,170,000	8,992,538
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87%	01/05/43[2,7]	56,465,000	49,087,001
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43[2,7]	8,710,000	7,696,461
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
8.10%	01/15/27[1,2]	68,000,000	54,845,784
SREIT Trust,
Series 2021-PALM, Class G
(CME Term SOFR 1-Month plus 3.73%)
8.83%	10/15/34[1,2]	40,000,000	39,503,280
Taurus UK DAC,
Series 2021-UK1A, Class A
(Ireland)
(SONIA plus 0.85%)
5.83%	05/17/31[1,2,3]	4,765,002	6,365,683

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 120

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Taurus UK DAC,
Series 2021-UK1X, Class C
(Ireland)
(SONIA plus 1.65%)
6.63%	05/17/31[1,3]	$975,833	$1,298,977
Taurus UK DAC,
Series 2021-UK1X, Class D
(Ireland)
(SONIA plus 2.60%)
7.58%	05/17/31[1,3]	5,618,732	7,494,472
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.63%	05/17/31[1,3]	5,761,682	7,635,434
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.08%	08/17/31[1,3]	2,795,554	3,728,210
Taurus UK DAC,
Series 2021-UK5, Class B
(Ireland)
(SONIA plus 1.65%)
6.63%	05/17/31[1,3]	3,094,000	4,157,164
Westfield Galleria at Roseville
8.58%	03/29/25[4,5,7]	141,900,000	142,425,030

			1,781,833,542

Non-Agency Mortgage-Backed — 10.95%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 11/25/24)
7.40%	06/25/32	15,825	15,617
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.61%	05/25/34[1]	119,285	114,376
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.27%	06/25/36[1]	2,224,121	1,644,090
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.35%	06/25/37[1]	24,057,487	17,506,395
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(CME Term SOFR 1-Month plus 0.65%)
5.51%	01/25/36[1]	127,535	118,145
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.17%	11/25/37[2,7]	24,675,207	16,592,399
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 10/25/24)
2.86%	07/25/59[2]	82,210	79,328

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50%	02/25/35	$22,057,934	$21,674,311
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31	1,818	1,877
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
6.12%	02/25/36[1]	28,560,515	25,587,871
Alternative Loan Trust,
Series 2005-84, Class 1A1
5.11%	02/25/36[7]	23,409	19,935
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.71%	02/25/37[7]	613,335	538,671
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
5.17%	03/25/37[1]	529,574	146,309
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus 1.15%)
6.27%	10/25/46[1]	29,414,798	20,066,684
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
5.82%	02/25/47[1]	43,408,243	15,557,154
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.24%)
5.09%	03/25/47[1]	21,785,876	18,155,750
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(TSFR6M plus 1.93%)
4.89%	10/25/34[1]	2,308,148	2,277,608
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.70%	10/25/35[1]	49,436	48,603
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.63%	11/25/35[1]	9,427,086	9,163,778
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(CME Term SOFR 1-Month plus 0.43%)
5.29%	11/25/36[1]	38,553,180	15,786,486

See accompanying Notes to Financial Statements.

121 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(CME Term SOFR 1-Month plus 0.86%)
5.72%	06/25/37[1]	$19,614,060	$16,170,374
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.97%	06/25/37[1]	14,328,758	11,812,522
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(CME Term SOFR 1-Month plus 0.57%)
5.43%	11/25/36[1]	10,956,773	10,652,401
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	9,837	10,048
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20%	05/20/36[7]	2,300,298	2,069,849
Banc of America Funding Trust,
Series 2006-E, Class 2A1
6.29%	06/20/36[7]	27,370	24,854
Banc of America Funding Trust,
Series 2006-H, Class 3A1
5.03%	09/20/46[7]	498,591	411,427
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
6.63%	07/25/34[7]	12,336	11,921
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
5.85%	04/25/35[7]	72,604	72,059
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00%	03/25/37	317,723	270,997
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00%	09/25/37	127,908	105,016
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00%	04/25/37	203,803	90,872
BCAP LLC Trust,
Series 2007-AA5, Class A1
(CME Term SOFR 1-Month plus 1.41%)
6.27%	09/25/47[1]	11,479,860	10,127,347
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
5.03%	05/25/35[7]	4,964	4,809
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.55%	07/25/36[7]	1,211,718	524,794
Bear Stearns ARM Trust,
Series 2004-1, Class 13A2
4.79%	04/25/34[7]	3,048	2,930
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
4.81%	01/25/35[7]	1,582,773	1,538,882

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
4.40%	10/25/36[7]	$159,657	$141,719
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(CME Term SOFR 1-Month plus 0.36%)
5.22%	08/25/20[1]	892,572	533,422
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36	55,663	55,663
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(CME Term SOFR 1-Month plus 0.39%)
5.25%	11/25/36[1]	2,172,926	2,144,337
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 11/25/24)
6.55%	02/25/37	24,140,632	21,948,018
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 11/25/24)
5.50%	01/25/34	387,300	327,776
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 11/25/24)
5.75%	01/25/34	349,177	295,442
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(CME Term SOFR 1-Month plus 0.47%)
5.33%	10/25/36[1]	850,510	764,983
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.27%)
5.13%	12/25/46[1]	11,854,362	10,642,795
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(CME Term SOFR 1-Month plus 0.45%)
5.31%	06/25/47[1]	1,891,521	1,660,900
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.21%	08/25/36[1]	46,429,000	37,996,839
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.49%	02/25/36[1]	14,178	14,056
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
5.19%	10/25/36[1]	22,415,000	20,111,821
Chase Funding Trust,
Series 2003-5, Class 2A2
(CME Term SOFR 1-Month plus 0.71%)
5.57%	07/25/33[1]	2,947	2,937
Chase Funding Trust,
Series 2004-2, Class 2A2
(CME Term SOFR 1-Month plus 0.61%)
5.47%	02/26/35[1]	3,159	3,108

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 122

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
4.75%	09/25/36[7]	$306,306	$282,412
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50%	11/25/21	1,301,032	457,919
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.43%	06/25/35[7]	569,375	566,787
ChaseFlex Trust,
Series 2005-2, Class 4A2
5.50%	06/25/36	289,935	111,472
ChaseFlex Trust,
Series 2006-2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.37%	09/25/36[1]	3,711,726	3,037,341
CIM Trust,
Series 2019-R1, Class A
3.25%	10/25/58[2,7]	35,916,150	32,845,187
CIM Trust,
Series 2019-R3, Class A
2.63%	06/25/58[2,7]	73,101,331	67,690,835
CIM Trust,
Series 2019-R4, Class A1
3.00%	10/25/59[2,7]	75,844,444	70,888,852
CIM Trust,
Series 2020-R1, Class A1
2.85%	10/27/59[2,7]	116,625,497	104,863,396
CIM Trust,
Series 2020-R3, Class A1A
4.00%	01/26/60[2,7]	89,595,392	85,922,528
CIM Trust,
Series 2020-R6, Class A1
2.25%	12/25/60[2,7]	69,359,283	61,300,837
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60[2,7]	42,500,926	37,988,007
CIM Trust,
Series 2020-R7, Class A1A
2.25%	12/27/61[2,7]	174,023,897	156,261,278
CIM Trust,
Series 2021-R1, Class A2
2.40%	08/25/56[2,7]	62,469,457	56,659,191
CIM Trust,
Series 2021-R2, Class A2
2.50%	01/25/57[2,7]	55,822,951	51,296,569
CIM Trust,
Series 2021-R3, Class A1A
1.95%	06/25/57[2,7]	170,899,256	157,270,194
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61[2,7]	156,448,731	141,289,475
CIM Trust,
Series 2021-R5, Class A1
2.00%	08/25/61[2,7]	36,396,131	30,792,335

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2021-R5, Class A1A
2.00%	08/25/61[2,7]	$145,194,705	$124,888,442
CIM Trust,
Series 2022-I1, Class A1
4.35%	02/25/67[2,7]	33,294,555	33,150,033
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 11/25/24)
5.00%	07/25/62[2]	78,199,393	77,435,862
CIM Trust,
Series 2023-R1, Class A1A
5.40%	04/25/62[2,7]	258,918,387	251,356,987
CIM Trust,
Series 2023-R3, Class A1
4.50%	01/25/63[2,7]	36,471,233	34,300,377
CIM Trust,
Series 2023-R3, Class A1A
4.50%	01/25/63[2,7]	206,261,961	195,676,638
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00%	02/25/35	68,270	66,519
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 11/25/24)
4.75%	03/25/37	70,645	70,259
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.23%	11/25/35[1]	88,009	74,081
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
5.59%	03/25/36[7]	5,845,529	4,544,598
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 11/25/24)
4.55%	05/25/36	27,723,594	14,338,554
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
4.56%	03/25/37[7]	111,994	108,623
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
5.22%	04/25/37[7]	43,974	39,542
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(LIBOR USD 1-Month plus 1.75%)
5.02%	02/20/36[1,2]	4,911,443	4,530,104
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
5.52%	10/25/35[7]	299,133	264,390
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81%	04/25/36[7]	108,280	99,699
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(CME Term SOFR 1-Month plus 0.91%)
5.77%	10/25/47[1]	6,098,908	5,743,730

See accompanying Notes to Financial Statements.

123 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
6.75%	06/19/31[7]	$4,814	$4,774
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25%	09/25/23	20,352	19,178
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.56%	08/25/34[7]	526,642	484,384
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.63%	02/25/35[1]	57,562	53,798
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
5.58%	06/25/34[7]	39,860	36,475
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
6.84%	06/20/34[7]	8,007	7,842
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
5.93%	09/20/34[7]	361,925	334,535
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49%	04/25/35[7]	436,510	347,038
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
5.32%	09/25/47[7]	464,146	366,645
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.81%	03/25/37[7]	866,141	708,450
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
5.76%	08/25/33[7]	3,644	3,538
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50%	07/25/20	2,632	2,365
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-1, Class 2A1
6.50%	02/25/34	4,771	4,780
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 6A1
6.34%	06/25/34[7]	36,505	35,980
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78%	10/27/61[2]	8,843,239	7,167,937
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23%	04/25/61[2]	8,863,278	7,739,742
Credit Suisse Mortgage Capital Trust,
Series 2006-2, Class 5A1
(CME Term SOFR 1-Month plus 0.81%)
5.67%	03/25/36[1]	2,979,280	925,439

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
7.38%	11/27/46[1,2]	$715,878	$714,048
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17%	07/25/66[2,7]	6,035,621	5,195,100
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.75%	10/25/61[2,7]	210,518,034	174,047,279
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00%	10/25/61[2,4,5,7]	167,521	162,778
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.67%	04/25/61[2,7]	212,863,430	188,842,558
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00%	04/25/61[2,4,5,7]	423,819	412,472
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 11/25/24)
3.95%	01/25/33	3,659	3,498
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	10/25/36[1]	31,887,469	22,811,084
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	10/25/36[1]	8,165,128	7,411,706
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.27%	11/25/36[1]	21,779,940	9,947,275
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 11/25/24)
3.19%	01/25/37	5,876,968	1,707,186
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 11/25/24)
3.19%	01/25/37	11,044,222	3,207,244
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(CME Term SOFR 1-Month plus 0.28%)
3.14%	04/25/37[1]	18,992,106	12,143,858
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 11/25/24)
3.55%	02/25/37	21,705,187	13,230,129
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 11/25/24)
3.55%	02/25/37	15,891,428	9,686,425
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 11/25/24)
3.55%	02/25/37	2,889,832	1,761,461

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 124

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 11/25/24)
6.28%	12/25/36	$5,268,016	$261,736
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93%	11/25/66[2,7]	20,712,302	18,382,342
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.35%	08/25/36[1]	1,688,619	1,509,571
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(CME Term SOFR 1-Month plus 0.37%)
5.23%	12/25/36[1]	1,348,190	468,288
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(CME Term SOFR 1-Month plus 0.49%)
5.35%	12/25/36[1]	24,745,825	8,113,010
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(CME Term SOFR 1-Month plus 0.49%)
5.35%	02/25/37[1]	307,360	264,424
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
7.02%	10/25/47[1]	16,636,722	13,278,584
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(CME Term SOFR 1-Month plus 0.81%)
5.67%	06/25/37[1]	14,888,383	12,878,625
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.25%	07/25/47[1]	25,441,187	24,211,721
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50%	12/25/35	220,404	178,921
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
3.91%	02/25/36[7]	478,586	320,994
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.80%	01/19/45[1]	985,684	755,954
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.56%	07/19/45[1]	57,313	54,349
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.28%	10/19/36[1]	12,781,789	7,987,143
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.22%	03/19/37[1]	5,049,360	4,384,204

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22%	02/25/33[7]	$3,870	$3,788
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 11/25/24)
5.80%	11/25/32	25,817	25,106
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
8.79%	10/25/39[1,2]	11,107,050	11,517,595
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.38%	10/25/41[1,2]	5,660,000	5,838,615
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M2
(SOFR30A plus 1.90%)
7.18%	12/25/41[1,2]	28,907,099	29,279,093
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.29%	10/25/36[1]	8,813,343	5,855,847
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.45%	10/25/36[1]	555,748	369,517
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
5.19%	12/25/37[1]	4,396,231	4,010,904
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.29%	12/25/37[1]	12,090,029	11,029,356
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.39%	12/25/37[1]	8,762,460	7,996,472
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(CME Term SOFR 1-Month plus 0.41%)
5.27%	04/25/36[1]	2,700,771	2,677,058
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(CME Term SOFR 1-Month plus 0.39%)
5.25%	01/25/38[1]	48,669,657	25,603,491
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	03/25/37[1]	43,967,798	23,025,483
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.17%	03/25/37[1]	19,587,744	9,443,686

See accompanying Notes to Financial Statements.

125 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.27%	03/25/37[1]	$11,229,340	$5,428,260
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.41%	03/25/37[1]	33,217,678	16,089,627
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
6.36%	08/25/34[7]	2,364,267	2,298,447
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.76%	09/25/34[7]	5,287	5,429
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
5.96%	10/25/34[7]	336,982	331,622
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.85%	12/25/35[7]	5,860,589	4,859,382
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.62%	02/25/36[7]	6,067,803	3,915,684
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.68%	06/25/35[7]	6,099,709	5,680,859
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.97%	09/25/35[7]	4,455,347	3,940,830
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.83%	10/25/35[7]	6,977,129	4,163,900
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.08%	11/25/35[7]	6,082,326	5,324,833
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.72%	12/25/34[7]	66,980	65,481
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
5.09%	01/25/37[7]	40,679	21,860
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
5.06%	11/25/37[7]	67,930	29,104
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA2, Class M1B
(SOFR30A plus 2.40%)
7.68%	02/25/42[1,2]	18,930,000	19,384,475
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA3, Class M1B
(SOFR30A plus 2.90%)
8.18%	04/25/42[1,2]	7,000,000	7,248,599
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
3.47%	06/25/30[1]	7,345	6,718

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.47%	11/19/35[7]	$161,846	$139,593
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
4.52%	05/19/36[7]	1,455,445	838,449
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(CME Term SOFR 1-Month plus 0.31%)
5.17%	10/25/45[1]	6,240,756	5,605,947
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(CME Term SOFR 1-Month plus 0.47%)
5.33%	01/25/37[1]	8,509,557	7,639,601
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50%	06/25/52[2,7]	26,599,963	22,403,414
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50%	09/25/52[2,7]	63,070,559	53,198,931
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75%	10/25/57[2]	14,573,020	14,309,987
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50%	02/26/52[2,7]	8,002,213	6,750,328
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50%	10/25/52[2,7]	71,149,282	59,924,401
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50%	01/25/53[2,7]	91,899,712	77,346,087
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00%	02/25/53[2,7]	92,072,406	80,172,250
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(CME Term SOFR 1-Month plus 0.75%)
5.61%	10/25/35[1]	43,165	44,461
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(CME Term SOFR 1-Month plus 0.75%)
5.61%	10/25/35[1]	4,955	5,424
GSAA Home Equity Trust,
Series 2005-6, Class M1
(CME Term SOFR 1-Month plus 0.76%)
5.61%	06/25/35[1]	10,541	10,466
GSAMP Trust,
Series 2005-AHL2, Class A2D
(CME Term SOFR 1-Month plus 0.81%)
5.67%	12/25/35[1]	15,282,525	14,597,079
GSAMP Trust,
Series 2007-HE2, Class A1
(CME Term SOFR 1-Month plus 0.35%)
5.20%	03/25/47[1]	61,872,861	51,452,525

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 126

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(CME Term SOFR 1-Month plus 0.39%)
5.25%	01/26/37[1,2]	$12,384,766	$11,126,027
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
5.90%	08/25/34[7]	1,200	1,143
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.66%	08/25/34[7]	20,709	20,663
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
5.35%	10/25/35[7]	1,723,129	941,536
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
6.13%	09/25/35[7]	34,810	31,476
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
5.23%	05/25/37[7]	1,158,528	632,063
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
6.42%	04/19/34[7]	2,986	2,762
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(CME Term SOFR 1-Month plus 0.79%)
5.76%	01/19/35[1]	139,890	137,894
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
5.67%	05/19/34[7]	26,794	25,673
HarborView Mortgage Loan Trust,
Series 2004-5, Class 2A6
5.34%	06/19/34[7]	984	941
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.56%	06/19/35[1]	122,115	118,797
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
5.56%	03/19/36[1]	9,064,640	8,247,446
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(CME Term SOFR 1-Month plus 0.51%)
5.86%	11/19/36[1]	46,656,224	36,924,893
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
5.44%	05/19/46[1]	28,662,947	14,551,562
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.91%)
6.03%	07/19/47[1]	33,194,659	11,053,387

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.50%	09/19/46[1]	$47,572,273	$39,928,959
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(CME Term SOFR 1-Month plus 2.11%)
6.97%	10/25/37[1]	14,890,189	11,705,261
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.97%	10/25/37[1]	11,008,262	10,301,563
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	10/25/36[1]	50,469,257	14,438,654
Impac CMB Trust,
Series 2004-8, Class 2A1
(CME Term SOFR 1-Month plus 0.81%)
5.67%	10/25/34[1]	26,866	26,732
Impac CMB Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.49%	04/25/35[1]	1,199,857	1,150,780
Impac Secured Assets Trust,
Series 2006-3, Class A1
(CME Term SOFR 1-Month plus 0.45%)
5.31%	11/25/36[1]	3,324,314	2,945,134
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(CME Term SOFR 1-Month plus 0.65%)
5.51%	02/25/37[1]	5,868,713	5,237,979
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(CME Term SOFR 1-Month plus 0.61%)
5.47%	05/25/37[1]	27,034,630	22,527,238
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
5.19%	08/25/34[7]	547,153	527,864
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.83%	09/25/34[1]	32,506	28,355
IndyMac Index Mortgage Loan Trust,
Series 2005-AR1, Class 4A1
4.79%	03/25/35[7]	30,507	30,096
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.85%	10/25/35[7]	16,648,714	13,485,400
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	04/25/35[1]	320,261	257,177
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
4.03%	08/25/36[7]	9,841,893	6,334,472

See accompanying Notes to Financial Statements.

127 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(CME Term SOFR 1-Month plus 0.51%)
5.37%	10/25/36[1]	$10,135,357	$9,189,363
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(CME Term SOFR 1-Month plus 0.51%)
5.37%	01/25/37[1]	24,457,969	21,641,465
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.88%	05/25/36[7]	2,424,268	2,073,029
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.94%	05/25/36[7]	16,901,203	11,636,123
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
4.01%	03/25/37[7]	279,789	217,412
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.23%	06/25/37[7]	2,239,905	1,953,712
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.60%	11/25/37[7]	1,252,506	1,044,410
IndyMac Manufactured Housing Contract Pass-Through Certificates,
Series 1997-1, Class A3
6.61%	02/25/28	13,566	13,604
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.42%	05/25/36[7]	3,792,424	2,181,766
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 11/25/24)
6.33%	07/25/36	27,274,117	7,740,324
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 11/25/24)
6.50%	07/25/36	3,803,310	1,078,883
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(CME Term SOFR 1-Month plus 0.21%)
4.34%	03/25/47[1]	97,103	62,711
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 11/25/24)
4.34%	03/25/47	6,352,299	4,247,616
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 11/25/24)
4.34%	05/25/35	5,346,235	3,574,293
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 11/25/24)
4.34%	03/25/47	2,430,107	1,624,098
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(CME Term SOFR 1-Month plus 0.39%)
5.25%	03/25/47[1]	240,000	228,478
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
5.84%	11/25/33[7]	38,101	35,749

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
7.80%	09/25/34[7]	$75,668	$71,838
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
6.96%	08/25/35[7]	34,430	32,665
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50%	09/25/20	1,603,731	1,059,219
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
6.58%	11/25/33[7]	774	756
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.93%	05/25/36[7]	417,011	356,612
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
4.50%	05/25/36[7]	269,689	221,877
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
5.34%	06/25/36[7]	234,094	165,441
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
5.34%	06/25/36[7]	754,644	533,330
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
5.70%	08/25/36[7]	199,121	160,032
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
5.70%	07/25/35[7]	428,586	432,938
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
5.34%	05/25/37[7]	1,039,514	862,643
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.02%	05/25/37[7]	175,765	154,438
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.76%	06/25/37[7]	1,553,307	1,212,569
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
5.08%	06/25/37[7]	206,731	163,329
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00%	04/25/52[2,7]	44,229,336	35,716,241
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00%	05/25/52[2,7]	33,737,572	26,574,546
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(CME Term SOFR 1-Month plus 0.31%)
5.17%	06/25/37[1,2]	166,452	112,168
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.27%	11/25/35[1]	863,612	855,550

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 128

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
5.51%	12/25/35[1]	$222,510	$203,631
Lehman XS Trust,
Series 2006-12N, Class A31A
(CME Term SOFR 1-Month plus 0.51%)
5.37%	08/25/46[1]	6,549,057	6,496,575
Lehman XS Trust,
Series 2006-14N, Class 3A2
(CME Term SOFR 1-Month plus 0.35%)
5.21%	08/25/36[1]	22,035	22,599
Lehman XS Trust,
Series 2006-5, Class 1A1A
(CME Term SOFR 1-Month plus 0.53%)
5.39%	04/25/36[1]	16,968,046	14,314,458
Lehman XS Trust,
Series 2006-8, Class 1A1A
(CME Term SOFR 1-Month plus 0.27%)
5.08%	06/25/36[1]	21,916,189	19,008,266
Lehman XS Trust,
Series 2007-4N, Class 1A3
(CME Term SOFR 1-Month plus 0.59%)
5.45%	03/25/47[1]	12,750,494	10,934,163
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
5.87%	10/25/34[1]	43,678	42,074
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
5.35%	07/25/36[1]	25,203,818	15,893,694
Luminent Mortgage Trust,
Series 2006-6, Class A1
(CME Term SOFR 1-Month plus 0.51%)
5.37%	10/25/46[1]	8,503,894	7,687,129
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.36%	01/25/34[7]	10,033	9,774
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.41%	11/25/33[7]	236,613	232,817
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.43%	11/21/34[7]	1,325,222	1,266,055
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
5.67%	09/25/34[7]	1,064,418	1,022,137
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
5.22%	05/25/36[7]	4,624,864	1,692,465
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
5.36%	01/25/47[1]	78,761,325	33,811,638

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.27%	11/25/36[1]	$11,945,338	$3,753,316
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.53%)
5.39%	11/25/36[1]	3,318,149	1,042,396
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
5.18%	05/25/37[1]	10,224,694	9,876,838
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.25%	10/25/32[7]	6,496	6,389
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	04/25/37[1]	121,691,902	54,766,990
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
5.31%	04/25/37[1]	24,596,188	9,782,076
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.47%	04/25/37[1]	51,525,126	20,648,169
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.59%)
5.45%	05/25/37[1]	24,881,145	17,924,287
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(CME Term SOFR 1-Month plus 0.75%)
5.61%	05/25/37[1]	12,287,390	8,877,906
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.33%	06/25/37[1]	4,129,025	4,115,695
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/37[1]	6,153,676	6,153,432
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.35%)
5.21%	07/25/37[1]	9,667,975	9,505,754
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
5.29%	07/25/37[1]	7,086,866	6,996,446
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.05%	10/25/33[7]	125,703	122,719

See accompanying Notes to Financial Statements.

129 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.82%	08/25/34[7]	$483,278	$457,432
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(CME Term SOFR 1-Month plus 0.53%)
5.39%	02/25/36[1]	3,647	3,563
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 11/25/24)
3.94%	03/25/37	26,670,643	5,672,163
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 11/25/24)
3.94%	03/25/37	20,874,194	4,434,583
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
6.78%	08/25/36[1]	1,427,682	1,270,430
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75%	01/15/40	3,524,100	3,526,758
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79%	10/15/40[2]	4,713,572	4,751,112
Mid-State Trust XI,
Series 11, Class A1
4.86%	07/15/38	65,001	64,727
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.29%	01/25/35[1]	55,427	52,217
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.76%	09/25/34[7]	218,456	213,069
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(CME Term SOFR 1-Month plus 0.37%)
5.23%	04/25/35[1]	562,667	563,279
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96%	06/25/36[7]	652,123	189,723
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(CME Term SOFR 1-Month plus 0.35%)
5.21%	04/25/37[1]	4,023,794	1,106,905
Mortgage Funding PLC,
Series 2008-1, Class A3
(United Kingdom)
(SONIA plus 1.22%)
6.20%	03/13/46[1,3]	9,900,000	13,225,900
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.61%	02/25/35[1]	1,255,122	1,273,251

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
5.53%	10/25/35[1]	$1,226,447	$1,211,326
MortgageIT Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.63%)
5.49%	12/25/35[1]	277,450	271,973
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
5.22%	06/25/37[1]	3,661,001	3,548,281
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.64%	03/25/35[1]	42,983	44,235
NLT Trust,
Series 2021-INV3, Class PT
0.00%	11/25/56[2,7]	146,536,168	139,498,329
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[7]	20,571,005	3,648,619
OBX Trust,
Series 2021-J3, Class A1
2.50%	10/25/51[2,7]	38,423,308	32,413,999
OBX Trust,
Series 2021-NQM4, Class A1
1.96%	10/25/61[2,7]	4,506,556	3,883,260
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(CME Term SOFR 1-Month plus 0.39%)
5.67%	05/25/37[1]	3,838,691	3,764,749
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.87%	05/25/37[1]	14,219,298	11,554,597
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 11/25/24)
3.33%	01/25/36	16,719,289	15,564,800
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.28%	06/25/47[1]	18,677,636	17,403,567
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 11/25/24)
7.48%	11/25/29	44,357	42,717
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 10/25/24)
5.00%	06/25/52[2]	179,809,748	178,721,413
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 10/25/24)
5.56%	06/25/27[2]	26,930,197	26,880,193
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 10/25/24)
5.00%	08/25/27[2]	51,466,981	51,208,946

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 130

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.63%	04/25/35[7]	$5,893	$5,869
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
6.12%	01/25/46[1]	3,218,989	2,593,154
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
5.46%	01/25/36[7]	89,748	68,428
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
5.24%	01/25/36[7]	7,627,640	5,621,609
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(CME Term SOFR 1-Month plus 0.48%)
5.34%	08/25/36[1]	12,535,950	11,381,082
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.56%	08/25/36[4,5,7]	11,328,825	200,014
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(CME Term SOFR 1-Month plus 0.49%)
5.35%	09/25/36[1]	115,301	80,148
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.47%	02/25/36[4,5,7]	41,606,250	537,636
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.72%	06/25/36[4,5,7]	18,371,329	366,232
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78%	08/25/36[4,5,7]	46,086,327	1,358,828
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(CME Term SOFR 1-Month plus 0.66%)
5.52%	01/25/37[1]	8,607,339	5,793,467
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48%	09/25/37[4,5,7]	35,921,325	647,148
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.36%	03/25/37[4,5,7]	22,297,687	246,095
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.28%	03/25/37[4,5,7]	24,774,710	297,653
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.34%	04/25/37[4,5,7]	54,168,382	467,273
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38%	06/25/37[4,5,7]	20,599,440	212,697
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43%	06/25/37[4,5,7]	48,313,402	638,476

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50%	12/25/31	$10,530	$4,977
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.46%	04/25/36[1]	159,510	157,907
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
6.21%	12/25/34[7]	118,027	118,503
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.00%	12/25/34[7]	9,472	8,558
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
6.83%	12/25/34[7]	232,515	225,254
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25%	07/25/36	1,471,666	1,148,576
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.91%	11/25/35[7]	1,767,291	974,425
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
6.11%	09/25/36[7]	109,111	98,436
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.56%	11/25/36[7]	30,616	25,528
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
5.44%	04/25/37[7]	745,537	641,137
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 11/25/24)
6.81%	06/25/16	3	3
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.21%	05/25/47[1]	147,728	106,285
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 11/25/24)
2.83%	01/25/36	5,244,998	4,476,241
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(CME Term SOFR 1-Month plus 0.39%)
5.25%	06/25/36[1]	179,567	120,863
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(CME Term SOFR 1-Month plus 0.33%)
5.19%	02/25/37[1]	5,019,118	2,211,298
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(CME Term SOFR 1-Month plus 0.65%)
5.51%	02/25/37[1]	24,846,202	10,940,874

See accompanying Notes to Financial Statements.

131 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.43%	02/25/37[1]	$32,152,623	$13,729,508
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(CME Term SOFR 1-Month plus 0.24%)
5.10%	05/25/37[1]	10,426,849	7,937,238
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(CME Term SOFR 1-Month plus 0.46%)
5.32%	05/25/37[1]	7,863,839	5,985,891
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.27%	12/25/36[1]	24,717,769	12,118,514
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(CME Term SOFR 1-Month plus 0.39%)
5.25%	01/25/37[1]	12,066,296	10,479,701
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.72%	01/20/34[1]	377	362
Sequoia Mortgage Trust,
Series 2004-3, Class A
(TSFR6M plus 0.93%)
6.23%	05/20/34[1]	13,465	13,555
Sequoia Mortgage Trust,
Series 2004-4, Class A
(TSFR6M plus 0.95%)
6.25%	05/20/34[1]	43,934	41,760
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(CME Term SOFR 1-Month plus 0.35%)
5.21%	12/25/36[1,2]	11,336,787	6,742,595
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.64%	06/25/35[1]	3,071,399	3,017,668
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
6.36%	02/25/34[7]	5,072	4,821
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.60%	09/25/34[7]	1,358,553	1,322,326
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.82%	10/25/34[7]	17,143	16,287
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
6.27%	10/25/34[7]	1,918,825	1,890,730
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.28%	10/25/34[7]	1,088,044	956,825

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
4.61%	11/25/34[7]	$20,250	$18,365
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
5.28%	01/25/35[7]	236,348	222,498
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.63%	06/25/35[7]	251,435	221,224
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
4.76%	09/25/35[7]	8,719,082	4,741,632
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
5.29%	01/25/37[1]	12,802,091	11,264,908
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(CME Term SOFR 1-Month plus 0.67%)
5.53%	02/25/36[1]	212,906	178,054
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus 2.00%)
7.06%	02/25/36[1]	6,867,942	5,860,228
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
5.39%	08/25/36[1]	8,892,839	7,327,738
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.09%	10/25/36[1]	7,667,520	6,754,816
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus 1.50%)
6.62%	08/25/47[1]	75,187,414	62,765,054
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 1997-2, Class 2A4
7.25%	03/28/30	90	94
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
6.46%	09/25/33[7]	62,999	61,295
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50%	04/25/35	739,582	707,039
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
6.76%	06/25/37[7]	962,531	490,250
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
5.22%	12/25/44[7]	53,954	51,043

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 132

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(CME Term SOFR 1-Month plus 0.57%)
1.78%	01/25/37[1]	$9,370,644	$3,558,350
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(CME Term SOFR 1-Month plus 0.59%)
1.93%	08/25/36[1]	14,607,765	5,070,560
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.19%	01/25/37[1]	2,752,268	1,286,399
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
5.43%	01/25/37[1]	8,528,543	3,993,937
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.27%	06/25/33[7]	1,037,445	1,018,928
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
5.71%	06/25/34[7]	11,610	10,762
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(CME Term SOFR 1-Month plus 0.66%)
5.50%	05/25/35[1]	1,070,284	813,535
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/35[1]	2,327,256	1,966,033
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(CME Term SOFR 1-Month plus 0.75%)
5.61%	01/25/45[1]	277,415	272,953
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.55%	10/25/45[1]	1,754,473	1,722,452
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.85%	12/25/35[7]	1,128,223	1,033,164
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(CME Term SOFR 1-Month plus 0.63%)
5.49%	11/25/45[1]	12,780,204	12,104,227
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(CME Term SOFR 1-Month plus 0.65%)
5.51%	12/25/45[1]	5,617,159	5,087,570
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(CME Term SOFR 1-Month plus 0.69%)
5.55%	12/25/45[1]	5,103,770	5,099,980

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.59%	01/25/45[1]	$304,723	$307,483
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.63%	01/25/45[1]	25,915	26,064
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(CME Term SOFR 1-Month plus 0.87%)
5.73%	01/25/45[1]	1,082,070	1,091,936
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.57%)
5.43%	04/25/45[1]	50,937	51,245
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
5.51%	07/25/45[1]	52,915	51,067
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
4.92%	09/25/36[7]	5,728,058	4,860,150
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.06%	12/25/36[7]	344,292	305,899
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
6.12%	02/25/46[1]	7,464,505	6,892,544
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.94%)
4.52%	05/25/46[1]	2,545,381	2,347,644
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus 0.98%)
6.10%	07/25/46[1]	4,343,690	4,005,686
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
5.06%	07/25/37[7]	133,344	118,851
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 0.70%)
5.82%	02/25/47[1]	6,954,975	6,030,601
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
6.58%	11/25/30[7]	42,256	42,614
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	66,127	58,633

See accompanying Notes to Financial Statements.

133 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
6.51%	03/25/36[7]	$1,061,290	$1,042,009

			4,723,955,417

U.S. Agency Commercial Mortgage-Backed — 0.71%
Ginnie Mae,
Series 2020-193, Class AC
1.25%	09/16/62	32,699,463	24,794,192
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.78%	09/16/62[7]	547,724,457	29,976,247
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99%	05/16/63[7]	59,831,626	4,365,950
Ginnie Mae,
Series 2021-14, Class AB
1.34%	06/16/63	41,723,879	31,922,556
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03%	11/16/63[7]	33,071,224	2,260,263
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05%	01/16/61[7]	131,972,780	10,311,350
Ginnie Mae,
Series 2021-2, Class AH
1.50%	06/16/63	97,135,125	75,320,936
Ginnie Mae,
Series 2021-21, Class AH
1.40%	06/16/63	66,910,279	51,386,826
Ginnie Mae,
Series 2021-31, Class B
1.25%	01/16/61	72,716,198	54,864,269
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94%	01/16/61[7]	111,201,016	7,714,693
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53%	02/01/62[7]	269,404,084	11,236,440

			304,153,722

U.S. Agency Mortgage-Backed — 38.68%
Fannie Mae Pool 190375
5.50%	11/01/36	279,059	292,381
Fannie Mae Pool 190396
4.50%	06/01/39	3,952	3,984
Fannie Mae Pool 313182
7.50%	10/01/26	153	154
Fannie Mae Pool 394854
6.50%	05/01/27	110	112
Fannie Mae Pool 545191
7.00%	09/01/31	1,096	1,160
Fannie Mae Pool 545756
7.00%	06/01/32	229	244
Fannie Mae Pool 613142
7.00%	11/01/31	4,323	4,579

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 625666
7.00%	01/01/32	$1,373	$1,454
Fannie Mae Pool 633698
7.50%	02/01/31	15,108	16,204
Fannie Mae Pool 655928
7.00%	08/01/32	45,708	48,757
Fannie Mae Pool 725257
5.50%	02/01/34	373,772	388,508
Fannie Mae Pool 734830
4.50%	08/01/33	4,900	4,937
Fannie Mae Pool 734922
4.50%	09/01/33	594,740	604,189
Fannie Mae Pool 735207
7.00%	04/01/34	8,675	9,253
Fannie Mae Pool 735224
5.50%	02/01/35	1,287,197	1,340,034
Fannie Mae Pool 735651
4.50%	06/01/35	1,519,219	1,531,014
Fannie Mae Pool 740297
5.50%	10/01/33	780	811
Fannie Mae Pool 745147
4.50%	12/01/35	9,212	9,284
Fannie Mae Pool 753168
4.50%	12/01/33	3,192	3,216
Fannie Mae Pool 815422
4.50%	02/01/35	16,999	17,131
Fannie Mae Pool 839109
(RFUCCT1Y plus 1.91%)
6.16%	11/01/35[1]	3,001	3,065
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81%	12/01/35[1]	1,386	1,403
Fannie Mae Pool 888412
7.00%	04/01/37	62,320	68,875
Fannie Mae Pool 889184
5.50%	09/01/36	1,355,167	1,408,828
Fannie Mae Pool AB1613
4.00%	10/01/40	13,032,735	12,928,006
Fannie Mae Pool AB1803
4.00%	11/01/40	15,599,982	15,497,119
Fannie Mae Pool AB3679
3.50%	10/01/41	5,427,386	5,225,795
Fannie Mae Pool AB3864
3.50%	11/01/41	4,105,368	3,958,342
Fannie Mae Pool AB4045
3.50%	12/01/41	5,237,746	5,057,610
Fannie Mae Pool AB4262
3.50%	01/01/32	2,328,085	2,293,012
Fannie Mae Pool AB6385
3.00%	10/01/42	188,106	173,807
Fannie Mae Pool AB9703
3.50%	06/01/43	9,640,556	9,181,906
Fannie Mae Pool AC8279
4.50%	08/01/39	5,741	5,788
Fannie Mae Pool AE0138
4.50%	03/01/40	22,516	22,750

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 134

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AE0482
5.50%	01/01/38	$3,067,464	$3,188,927
Fannie Mae Pool AH3780
4.00%	02/01/41	6,130,003	6,089,583
Fannie Mae Pool AJ1404
4.00%	09/01/41	8,009,013	7,912,889
Fannie Mae Pool AL0209
4.50%	05/01/41	9,398,745	9,521,770
Fannie Mae Pool AL0851
6.00%	10/01/40	5,379,556	5,748,547
Fannie Mae Pool AL2521
3.50%	09/01/42	62,476	59,608
Fannie Mae Pool AL4597
4.00%	01/01/44	24,845,232	24,550,755
Fannie Mae Pool AL6348
3.50%	02/01/45	21,817	20,779
Fannie Mae Pool AL7092
3.00%	07/01/45	34,535	31,913
Fannie Mae Pool AL8037
4.50%	07/01/34	67,512	68,169
Fannie Mae Pool AL8256
3.00%	08/01/43	313,254	291,361
Fannie Mae Pool AL8356
4.50%	07/01/34	158,605	159,795
Fannie Mae Pool AL8960
4.50%	05/01/46	14,656,509	14,710,640
Fannie Mae Pool AL9106
4.50%	02/01/46	18,626,454	18,695,246
Fannie Mae Pool AL9217
3.50%	10/01/46	13,361,838	12,721,379
Fannie Mae Pool AL9472
4.00%	10/01/43	3,055,252	3,011,720
Fannie Mae Pool AL9722
4.50%	08/01/46	61,232,487	61,458,635
Fannie Mae Pool AL9846
4.50%	02/01/47	64,186,467	64,423,525
Fannie Mae Pool AS8663
4.50%	01/01/47	10,844,728	10,865,619
Fannie Mae Pool AS9830
4.00%	06/01/47	20,325,526	19,801,294
Fannie Mae Pool AS9972
4.00%	07/01/47	18,633,275	18,152,689
Fannie Mae Pool AT9649
4.00%	07/01/43	104,463	103,224
Fannie Mae Pool AU3739
3.50%	08/01/43	18,142,345	17,468,936
Fannie Mae Pool BD2450
3.50%	01/01/47	37,708	35,713
Fannie Mae Pool BM5164
4.00%	11/01/48	22,518,917	22,012,440
Fannie Mae Pool BM5507
3.00%	09/01/48	4,996,816	4,576,896
Fannie Mae Pool BN4316
4.00%	01/01/49	15,236	14,925
Fannie Mae Pool BQ6913
2.00%	12/01/51	414,926,169	343,680,554

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BQ7006
2.00%	01/01/52	$99,685,236	$82,537,701
Fannie Mae Pool BU1452
2.00%	01/01/52	251,753,003	208,291,135
Fannie Mae Pool BV2994
2.50%	04/01/52	2,512,297	2,169,718
Fannie Mae Pool BV8459
3.00%	04/01/52	130,170,174	117,089,079
Fannie Mae Pool BW9897
4.50%	10/01/52	84,559,429	83,248,307
Fannie Mae Pool CA0862
3.50%	09/01/47	1,978,246	1,869,266
Fannie Mae Pool CA0996
3.50%	01/01/48	27,237	25,817
Fannie Mae Pool CA1187
3.50%	02/01/48	31,217,686	29,497,187
Fannie Mae Pool CA1191
3.50%	11/01/47	2,312,117	2,184,745
Fannie Mae Pool CA1710
4.50%	05/01/48	69,241	69,079
Fannie Mae Pool CA1711
4.50%	05/01/48	6,647,050	6,631,486
Fannie Mae Pool CA2208
4.50%	08/01/48	14,820,364	14,785,660
Fannie Mae Pool CA2327
4.00%	09/01/48	20,962,115	20,490,653
Fannie Mae Pool CA2493
4.50%	10/01/48	3,813,342	3,804,412
Fannie Mae Pool CA3633
3.50%	06/01/49	15,056,788	14,272,669
Fannie Mae Pool CA4011
3.50%	08/01/49	14,272,374	13,256,222
Fannie Mae Pool CA5689
3.00%	05/01/50	52,036,677	47,562,549
Fannie Mae Pool CB0610
2.50%	05/01/51	55,376,016	48,358,786
Fannie Mae Pool CB2313
2.50%	12/01/51	138,603,461	120,782,363
Fannie Mae Pool CB2365
2.00%	09/01/51	149,301,756	123,758,226
Fannie Mae Pool CB2767
2.00%	01/01/52	66,560,949	55,378,330
Fannie Mae Pool CB3582
3.00%	05/01/52	15,324,137	13,848,935
Fannie Mae Pool CB3619
4.00%	05/01/52	149,619,548	143,864,653
Fannie Mae Pool CB5675
4.50%	02/01/53	47,213,525	46,505,144
Fannie Mae Pool CB6854
4.50%	08/01/53	34,447,478	33,950,933
Fannie Mae Pool FM2310
3.00%	01/01/48	7,934,377	7,263,538
Fannie Mae Pool FM2318
3.50%	09/01/49	133,136,600	126,022,450
Fannie Mae Pool FM2388
3.50%	04/01/48	13,567,279	12,895,948

See accompanying Notes to Financial Statements.

135 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FM9672
2.50%	12/01/51	$113,880,993	$98,348,806
Fannie Mae Pool FS1571
2.00%	04/01/52	34,844,770	28,824,263
Fannie Mae Pool FS1598
2.00%	04/01/52	93,276,802	77,160,362
Fannie Mae Pool FS1622
2.00%	03/01/52	184,659,999	153,009,890
Fannie Mae Pool FS2536
2.50%	02/01/52	3,486,087	3,019,075
Fannie Mae Pool FS2943
2.00%	02/01/51	38,360,940	31,869,493
Fannie Mae Pool FS3275
3.00%	04/01/52	18,813,779	16,931,974
Fannie Mae Pool FS5494
3.00%	07/01/52	147,081,380	132,243,867
Fannie Mae Pool FS5635
4.00%	11/01/52	66,912,128	64,296,574
Fannie Mae Pool FS6789
3.00%	12/01/52	71,667,244	64,465,241
Fannie Mae Pool FS7252
5.00%	11/01/53	78,083,113	78,055,642
Fannie Mae Pool MA1146
4.00%	08/01/42	15,293,684	15,068,172
Fannie Mae Pool MA1177
3.50%	09/01/42	20,446,523	19,483,168
Fannie Mae Pool MA1404
3.50%	04/01/43	42,778	40,743
Fannie Mae Pool MA1432
3.00%	05/01/33	30,477	29,454
Fannie Mae Pool MA1459
3.00%	06/01/33	14,468	13,976
Fannie Mae Pool MA1527
3.00%	08/01/33	21,257,579	20,530,196
Fannie Mae Pool MA1561
3.00%	09/01/33	13,534,629	13,069,395
Fannie Mae Pool MA1582
3.50%	09/01/43	7,124,992	6,786,020
Fannie Mae Pool MA1584
3.50%	09/01/33	20,068,533	19,670,114
Fannie Mae Pool MA1608
3.50%	10/01/33	14,171,655	13,890,490
Fannie Mae Pool MA1982
3.50%	08/01/34	28,573	27,970
Fannie Mae Pool MA2895
3.00%	02/01/47	35,972	32,949
Fannie Mae Pool MA2960
4.00%	04/01/47	17,425,242	16,975,616
Fannie Mae Pool MA3027
4.00%	06/01/47	13,062,515	12,725,461
Fannie Mae Pool MA3120
3.50%	09/01/47	1,014,071	958,207
Fannie Mae Pool MA3182
3.50%	11/01/47	21,591,540	20,402,086
Fannie Mae Pool MA3210
3.50%	12/01/47	37,459,742	35,396,126

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA3238
3.50%	01/01/48	$32,384,636	$30,600,602
Fannie Mae Pool MA3276
3.50%	02/01/48	12,688,676	11,989,671
Fannie Mae Pool MA3305
3.50%	03/01/48	16,925,762	15,980,934
Fannie Mae Pool MA3332
3.50%	04/01/48	46,343,854	43,756,853
Fannie Mae Pool MA3537
4.50%	12/01/48	8,765,072	8,744,547
Fannie Mae Pool MA3811
3.00%	10/01/49	5,260,775	4,687,480
Fannie Mae Pool MA3846
3.00%	11/01/49	28,723	25,592
Fannie Mae Pool MA3942
3.00%	02/01/50	10,240,155	9,124,230
Fannie Mae Pool MA3997
3.00%	04/01/50	12,709,907	11,255,593
Fannie Mae Pool MA4128
2.00%	09/01/40	111,991,628	97,745,128
Fannie Mae Pool MA4158
2.00%	10/01/50	159,831,832	133,122,626
Fannie Mae Pool MA4237
2.00%	01/01/51	2,170,337	1,801,365
Fannie Mae Pool MA4281
2.00%	03/01/51	35,275,579	29,306,027
Fannie Mae Pool MA4305
2.00%	04/01/51	79,213,543	65,783,975
Fannie Mae Pool MA4333
2.00%	05/01/41	65,046,834	56,667,006
Fannie Mae Pool MA4492
2.00%	12/01/51	87,389,407	72,356,961
Fannie Mae Pool MA4493
2.50%	12/01/51	140,049,550	121,287,898
Fannie Mae Pool MA4547
2.00%	02/01/52	17,404,321	14,399,692
Fannie Mae Pool MA4548
2.50%	02/01/52	165,226,752	142,989,892
Fannie Mae Pool MA4562
2.00%	03/01/52	137,259,212	113,543,457
Fannie Mae Pool MA4563
2.50%	03/01/52	202,070,874	174,516,348
Fannie Mae Pool MA4577
2.00%	04/01/52	122,311,077	101,178,072
Fannie Mae Pool MA4578
2.50%	04/01/52	328,815,931	283,978,361
Fannie Mae Pool MA4626
4.00%	06/01/52	480,439,613	461,957,106
Fannie Mae Pool MA4701
4.50%	08/01/52	54,913,909	54,021,979
Fannie Mae Pool MA4733
4.50%	09/01/52	303,716,856	298,814,505
Fannie Mae Pool MA5038
5.00%	06/01/53	236,180,326	236,097,235

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 136

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50%	03/25/29	$6,367	$6,421
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50%	10/25/31	44,888	46,605
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.21%	11/25/35[1]	8,763	171
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
0.71%	10/25/25[1]	7,270	11
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50%	02/25/36	20,118	20,229
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X SOFR30A plus 28.54%, 29.00% Cap)
7.42%	04/25/36[1]	506,444	564,658
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X SOFR30A plus 6.29%, 6.40% Cap)
1.01%	03/25/37[1]	582,478	43,549
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X SOFR30A plus 6.00%, 6.11% Cap)
0.72%	04/25/37[1]	1,243,332	117,323
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.86%	07/25/37[1]	1,779	1,774
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75%	06/25/37	123,861	130,980
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.21%	10/25/40[1]	1,566,675	151,212
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X SOFR30A plus 6.24%, 6.35% Cap)
0.96%	03/25/40[1]	3,261,648	358,331
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.03%	05/25/40[1]	5,773,308	646,882
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00%	10/25/41	6,616,496	6,606,416
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00%	11/25/41	6,279,821	6,172,894

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50%	08/25/42	$5,297,166	$5,079,801
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00%	10/25/43[8]	8,177,300	6,330,078
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00%	10/25/43[8]	4,855,688	3,770,776
Fannie Mae REMICS,
Series 2016-45, Class AF
(SOFR30A plus 0.61%)
5.89%	07/25/46[1]	6,092,434	6,019,428
Fannie Mae REMICS,
Series 2016-72, Class FA
(SOFR30A plus 0.61%)
5.89%	10/25/46[1]	12,578,802	12,426,928
Fannie Mae REMICS,
Series 2016-74, Class GF
(SOFR30A plus 0.61%)
5.89%	10/25/46[1]	9,799,317	9,682,473
Fannie Mae REMICS,
Series 2016-75, Class FL
(SOFR30A plus 0.61%)
5.89%	10/25/46[1]	9,759,548	9,643,563
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50%	11/25/46	15,983,637	15,787,779
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00%	06/25/48	12,161,438	11,151,493
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50%	06/25/47	14,581	14,287
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00%	06/25/48	13,664,994	12,531,387
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50%	05/25/46	6,437	6,388
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00%	05/25/47	425,255	422,992
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50%	12/25/48	2,900,594	2,724,754
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50%	02/25/49	1,127,191	1,067,622
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25%	02/25/49	1,134,783	1,060,322
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00%	06/25/49	3,281,616	2,988,068

See accompanying Notes to Financial Statements.

137 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00%	08/25/49	$12,923,163	$11,731,614
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00%	09/25/49	3,621,015	3,309,424
Fannie Mae REMICS,
Series 2019-67, Class FE
(SOFR30A plus 0.56%)
5.84%	11/25/49[1]	24,378,439	24,019,550
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.89%	01/25/50[1]	69,134	68,308
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90%	07/25/42	13,926	14,116
Freddie Mac Gold Pool A24156
6.50%	10/01/31	28,941	30,169
Freddie Mac Gold Pool A25162
5.50%	05/01/34	608,392	633,131
Freddie Mac Gold Pool A39012
5.50%	06/01/35	14,973	15,626
Freddie Mac Gold Pool A54856
5.00%	01/01/34	1,331,420	1,364,043
Freddie Mac Gold Pool A61164
5.00%	04/01/36	4,217	4,322
Freddie Mac Gold Pool A97038
4.00%	02/01/41	4,771,293	4,719,201
Freddie Mac Gold Pool C01492
5.00%	02/01/33	162,427	166,402
Freddie Mac Gold Pool C04546
3.00%	02/01/43	9,050,515	8,407,926
Freddie Mac Gold Pool C04573
3.00%	03/01/43	11,094,309	10,311,772
Freddie Mac Gold Pool C46104
6.50%	09/01/29	2,873	2,946
Freddie Mac Gold Pool C55789
7.50%	10/01/27	372	373
Freddie Mac Gold Pool G00992
7.00%	11/01/28	185	192
Freddie Mac Gold Pool G01515
5.00%	02/01/33	198,900	203,768
Freddie Mac Gold Pool G02579
5.00%	12/01/34	313,703	321,552
Freddie Mac Gold Pool G02884
6.00%	04/01/37	998,910	1,068,328
Freddie Mac Gold Pool G02955
5.50%	03/01/37	1,451,596	1,522,450
Freddie Mac Gold Pool G03357
5.50%	08/01/37	318,578	334,253
Freddie Mac Gold Pool G03676
5.50%	12/01/37	973,921	1,021,842
Freddie Mac Gold Pool G03783
5.50%	01/01/38	741,242	777,712

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G03985
6.00%	03/01/38	$5,118	$5,475
Freddie Mac Gold Pool G04438
5.50%	05/01/38	2,119,513	2,226,067
Freddie Mac Gold Pool G04703
5.50%	08/01/38	1,650,874	1,733,608
Freddie Mac Gold Pool G04706
5.50%	09/01/38	67,883	71,294
Freddie Mac Gold Pool G05866
4.50%	02/01/40	6,906,311	7,015,844
Freddie Mac Gold Pool G06361
4.00%	03/01/41	9,385	9,333
Freddie Mac Gold Pool G06498
4.00%	04/01/41	9,349,004	9,283,816
Freddie Mac Gold Pool G06499
4.00%	03/01/41	4,098,895	4,057,038
Freddie Mac Gold Pool G07408
3.50%	06/01/43	10,147,040	9,780,754
Freddie Mac Gold Pool G07786
4.00%	08/01/44	79,332,313	78,440,680
Freddie Mac Gold Pool G07848
3.50%	04/01/44	49,660,434	47,727,843
Freddie Mac Gold Pool G07849
3.50%	05/01/44	6,589,414	6,306,795
Freddie Mac Gold Pool G07924
3.50%	01/01/45	7,339,232	7,014,592
Freddie Mac Gold Pool G07925
4.00%	02/01/45	5,257,907	5,195,796
Freddie Mac Gold Pool G08676
3.50%	11/01/45	17,988,340	17,105,096
Freddie Mac Gold Pool G08681
3.50%	12/01/45	12,035,670	11,444,708
Freddie Mac Gold Pool G08698
3.50%	03/01/46	621	589
Freddie Mac Gold Pool G08710
3.00%	06/01/46	72,671,960	66,639,400
Freddie Mac Gold Pool G08711
3.50%	06/01/46	5,116,113	4,850,912
Freddie Mac Gold Pool G08715
3.00%	08/01/46	99,472,509	91,215,214
Freddie Mac Gold Pool G08721
3.00%	09/01/46	10,058,976	9,223,972
Freddie Mac Gold Pool G08722
3.50%	09/01/46	22,636,577	21,463,179
Freddie Mac Gold Pool G08726
3.00%	10/01/46	108,147,653	99,170,227
Freddie Mac Gold Pool G08727
3.50%	10/01/46	20,168,391	19,122,935
Freddie Mac Gold Pool G08732
3.00%	11/01/46	66,570,438	61,044,371
Freddie Mac Gold Pool G08741
3.00%	01/01/47	42,560,536	39,027,550
Freddie Mac Gold Pool G08742
3.50%	01/01/47	32,388,532	30,709,628
Freddie Mac Gold Pool G08747
3.00%	02/01/47	14,989,020	13,744,769

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 138

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08757
3.50%	04/01/47	$11,817,912	$11,179,680
Freddie Mac Gold Pool G08758
4.00%	04/01/47	9,086	8,861
Freddie Mac Gold Pool G08762
4.00%	05/01/47	9,083,602	8,858,834
Freddie Mac Gold Pool G08779
3.50%	09/01/47	45,403	42,951
Freddie Mac Gold Pool G08784
3.50%	10/01/47	40,160	37,991
Freddie Mac Gold Pool G08792
3.50%	12/01/47	34,503	32,639
Freddie Mac Gold Pool G08826
5.00%	06/01/48	6,533,424	6,635,066
Freddie Mac Gold Pool G08833
5.00%	07/01/48	3,732,950	3,793,375
Freddie Mac Gold Pool G08838
5.00%	09/01/48	1,946,597	1,976,881
Freddie Mac Gold Pool G08840
5.00%	08/01/48	567,279	576,105
Freddie Mac Gold Pool G08843
4.50%	10/01/48	4,632,001	4,626,178
Freddie Mac Gold Pool G08844
5.00%	10/01/48	5,299,820	5,382,270
Freddie Mac Gold Pool G08848
4.50%	11/01/48	808,977	807,960
Freddie Mac Gold Pool G08849
5.00%	11/01/48	1,830,767	1,859,248
Freddie Mac Gold Pool G60023
3.50%	04/01/45	7,837,531	7,511,314
Freddie Mac Gold Pool G60080
3.50%	06/01/45	82,477,396	78,720,323
Freddie Mac Gold Pool G60138
3.50%	08/01/45	65,709,352	62,892,313
Freddie Mac Gold Pool G60238
3.50%	10/01/45	25,356,720	24,201,668
Freddie Mac Gold Pool G60344
4.00%	12/01/45	60,876	59,926
Freddie Mac Gold Pool G67700
3.50%	08/01/46	19,345,427	18,438,276
Freddie Mac Gold Pool G67703
3.50%	04/01/47	139,417,880	132,880,263
Freddie Mac Gold Pool G67707
3.50%	01/01/48	72,491,966	69,186,335
Freddie Mac Gold Pool G67711
4.00%	03/01/48	41,267,621	40,424,685
Freddie Mac Gold Pool G67713
4.00%	06/01/48	367,165	359,394
Freddie Mac Gold Pool G67714
4.00%	07/01/48	60,230	58,897
Freddie Mac Gold Pool G67717
4.00%	11/01/48	50,305,851	49,192,110
Freddie Mac Gold Pool H00790
5.50%	05/01/37	3,779	3,966
Freddie Mac Gold Pool H05069
5.50%	05/01/37	59,428	62,354

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	$16,115,815	$16,026,756
Freddie Mac Gold Pool U99097
3.50%	07/01/43	23,824,586	22,716,117
Freddie Mac Gold Pool V80356
3.50%	08/01/43	17,148,114	16,480,776
Freddie Mac Pool QD3162
2.00%	12/01/51	130,620,150	108,191,791
Freddie Mac Pool QD7213
2.00%	02/01/52	89,958,133	74,415,096
Freddie Mac Pool QE0312
2.00%	04/01/52	6,141,081	5,080,020
Freddie Mac Pool QE0521
2.50%	04/01/52	2,777,926	2,399,126
Freddie Mac Pool RA4201
2.00%	12/01/50	7,992,498	6,668,494
Freddie Mac Pool RA4398
2.00%	01/01/51	69,160,359	57,703,536
Freddie Mac Pool RA4542
2.50%	02/01/51	42,115,886	36,393,819
Freddie Mac Pool RA5285
2.50%	05/01/51	104,065,264	90,736,951
Freddie Mac Pool RA6507
2.00%	12/01/51	119,075,618	98,858,058
Freddie Mac Pool RB5077
2.00%	10/01/40	84,817,086	74,027,471
Freddie Mac Pool RE6029
3.00%	02/01/50	3,447,179	3,071,522
Freddie Mac Pool SD1178
2.00%	03/01/52	15,257,153	12,623,205
Freddie Mac Pool SD2148
4.50%	01/01/53	47,478,139	46,780,492
Freddie Mac Pool SD2322
4.50%	09/01/52	137,370,351	135,283,987
Freddie Mac Pool SD3302
2.00%	10/01/51	56,831,991	47,126,421
Freddie Mac Pool SD3631
3.00%	07/01/52	71,752,733	64,486,552
Freddie Mac Pool SD3890
3.00%	08/01/52	92,099,822	83,083,058
Freddie Mac Pool SD4636
3.00%	01/01/53	104,414,156	93,961,787
Freddie Mac Pool SD5846
2.00%	08/01/52	60,244,207	49,835,165
Freddie Mac Pool SD7502
3.50%	07/01/49	5,995,675	5,667,656
Freddie Mac Pool SD7503
3.50%	08/01/49	13,174,279	12,470,312
Freddie Mac Pool SD7511
3.50%	01/01/50	13,602,476	12,875,628
Freddie Mac Pool SD8121
2.00%	01/01/51	108,207	90,037
Freddie Mac Pool SD8182
2.00%	12/01/51	24,971,879	20,676,296
Freddie Mac Pool SD8188
2.00%	01/01/52	39,577,677	32,757,380

See accompanying Notes to Financial Statements.

139 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD8189
2.50%	01/01/52	$330,569,938	$286,182,941
Freddie Mac Pool SD8193
2.00%	02/01/52	74,353,596	61,517,419
Freddie Mac Pool SD8199
2.00%	03/01/52	124,687,675	103,144,040
Freddie Mac Pool SD8204
2.00%	04/01/52	92,500,842	76,518,473
Freddie Mac Pool SD8205
2.50%	04/01/52	284,964,914	246,106,899
Freddie Mac Pool SD8211
2.00%	05/01/52	11,150,808	9,224,163
Freddie Mac Pool SD8213
3.00%	05/01/52	131,806,792	118,390,476
Freddie Mac Pool SD8220
3.00%	06/01/52	180,059,750	161,895,393
Freddie Mac Pool SD8245
4.50%	09/01/52	100,758,311	99,227,225
Freddie Mac Pool SD8266
4.50%	11/01/52	291,060,116	286,547,130
Freddie Mac Pool SD8328
4.50%	06/01/53	89,357,150	87,872,601
Freddie Mac Pool ZA5103
3.50%	12/01/47	104,399	98,645
Freddie Mac Pool ZA5128
3.50%	12/01/47	343,669	324,729
Freddie Mac Pool ZM1779
3.00%	09/01/46	11,005,830	10,080,928
Freddie Mac Pool ZM2285
3.00%	12/01/46	12,954,217	11,865,577
Freddie Mac Pool ZS4693
3.00%	12/01/46	12,951,326	11,862,929
Freddie Mac Pool ZS4768
3.50%	05/01/48	890,986	841,250
Freddie Mac Pool ZT0277
3.50%	10/01/46	1,278,570	1,213,604
Freddie Mac REMICS,
Series 1980, Class Z
7.00%	07/15/27	12,916	13,199
Freddie Mac REMICS,
Series 2098, Class TZ
6.00%	01/15/28	55,634	55,842
Freddie Mac REMICS,
Series 2174, Class PN
6.00%	07/15/29	4,748	4,853
Freddie Mac REMICS,
Series 2313, Class LA
6.50%	05/15/31	1,643	1,665
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X SOFR30A plus 20.63%, 20.93% Cap)
6.74%	02/15/32[1]	3,401	3,946
Freddie Mac REMICS,
Series 2481, Class AW
6.50%	08/15/32	4,063	4,091

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.74%	08/15/35[1]	$496,862	$59,528
Freddie Mac REMICS,
Series 3063, Class YG
5.50%	11/15/35	1,303,517	1,356,577
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
1.74%	08/15/35[1]	219,674	26,319
Freddie Mac REMICS,
Series 3752, Class XL
4.50%	11/15/40	22,364,681	22,530,172
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X SOFR30A plus 5.84%, 5.95% Cap)
0.49%	07/15/41[1]	2,822,265	281,230
Freddie Mac REMICS,
Series 3904, Class JB
4.50%	08/15/41	5,346,898	5,383,482
Freddie Mac REMICS,
Series 3925, Class LB
4.50%	09/15/41	9,215,000	9,221,651
Freddie Mac REMICS,
Series 3928, Class JD
4.00%	09/15/41	13,382,483	13,348,155
Freddie Mac REMICS,
Series 4102, Class TC
2.50%	09/15/41	3,935,930	3,830,289
Freddie Mac REMICS,
Series 4161, Class BA
2.50%	12/15/41	5,890,080	5,758,644
Freddie Mac REMICS,
Series 4656, Class EZ
4.00%	02/15/47	209,821	203,149
Freddie Mac REMICS,
Series 4818, Class CA
3.00%	04/15/48	1,024,134	931,942
Freddie Mac REMICS,
Series 4846, Class PA
4.00%	06/15/47	71,918	71,601
Freddie Mac REMICS,
Series 4852, Class CA
4.00%	11/15/47	4,986,721	4,948,770
Freddie Mac REMICS,
Series 4860, Class BH
3.50%	10/15/48	2,121,757	2,072,199
Freddie Mac REMICS,
Series 4860, Class PA
3.50%	02/15/49	1,800,730	1,695,475
Freddie Mac REMICS,
Series 4879, Class BC
3.00%	04/15/49	617,852	570,585

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 140

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4896, Class DA
3.00%	01/15/49	$581,226	$537,304
Freddie Mac REMICS,
Series 4937, Class MF
(SOFR30A plus 0.56%)
5.84%	12/25/49[1]	4,704,929	4,579,329
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00%	08/15/43[8]	10,056,528	8,039,429
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.96%	11/15/43[1]	1,753,732	1,731,935
Ginnie Mae (TBA)
2.50%	10/20/54	573,425,000	504,421,903
4.00%	10/20/54	475,975,000	460,239,029
4.50%	10/20/54	306,475,000	302,509,520
5.00%	10/20/54	565,900,000	566,893,154
5.50%	10/20/54	314,600,000	317,687,799
Ginnie Mae I Pool 782817
4.50%	11/15/39	7,708,550	7,823,862
Ginnie Mae I Pool AA5452
3.50%	07/15/42	62,651	59,998
Ginnie Mae II Pool 2631
7.00%	08/20/28	503	523
Ginnie Mae II Pool 3388
4.50%	05/20/33	1,248	1,270
Ginnie Mae II Pool 3427
4.50%	08/20/33	667	679
Ginnie Mae II Pool 3554
4.50%	05/20/34	547	557
Ginnie Mae II Pool 4058
5.00%	12/20/37	376	388
Ginnie Mae II Pool 4342
5.00%	01/20/39	528	544
Ginnie Mae II Pool 4520
5.00%	08/20/39	10,054	10,360
Ginnie Mae II Pool 5140
4.50%	08/20/41	22,312	22,669
Ginnie Mae II Pool 5175
4.50%	09/20/41	24,238	24,626
Ginnie Mae II Pool 5281
4.50%	01/20/42	6,865	6,975
Ginnie Mae II Pool 783591
4.50%	07/20/41	8,601	8,738
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63%	07/20/34[1]	4,926	4,976
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63%	03/20/35[1]	6,400	6,418

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
3.63%	08/20/35[1]	$7,969	$8,058
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
3.75%	10/20/35[1]	6,903	6,962
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
5.00%	05/20/25[1]	197	197
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity 1-Year plus 1.50%)
5.50%	06/20/25[1]	161	161
Ginnie Mae II Pool MA0627
4.50%	12/20/42	28,766	29,227
Ginnie Mae II Pool MA0701
4.50%	01/20/43	27,636	28,079
Ginnie Mae II Pool MA1157
3.50%	07/20/43	26,748	25,598
Ginnie Mae II Pool MA1997
4.50%	06/20/44	7,116	7,180
Ginnie Mae II Pool MA2374
5.00%	11/20/44	149,542	154,128
Ginnie Mae II Pool MA2756
4.50%	04/20/45	14,785	14,919
Ginnie Mae II Pool MA2828
4.50%	05/20/45	610,626	614,146
Ginnie Mae II Pool MA2894
4.50%	06/20/45	235,743	237,871
Ginnie Mae II Pool MA3036
4.50%	08/20/45	23,021	23,153
Ginnie Mae II Pool MA3309
3.00%	12/20/45	4,823	4,464
Ginnie Mae II Pool MA3456
4.50%	02/20/46	153,265	154,148
Ginnie Mae II Pool MA3521
3.50%	03/20/46	17,831,154	16,980,566
Ginnie Mae II Pool MA3524
5.00%	03/20/46	7,791	8,030
Ginnie Mae II Pool MA3597
3.50%	04/20/46	45,057,510	42,962,857
Ginnie Mae II Pool MA3600
5.00%	04/20/46	4,264,937	4,395,743
Ginnie Mae II Pool MA3662
3.00%	05/20/46	1,735,236	1,596,483
Ginnie Mae II Pool MA3663
3.50%	05/20/46	12,733,346	12,095,305
Ginnie Mae II Pool MA3665
4.50%	05/20/46	65,124	65,499
Ginnie Mae II Pool MA3666
5.00%	05/20/46	2,426,087	2,500,496
Ginnie Mae II Pool MA3738
4.50%	06/20/46	270,368	272,809

See accompanying Notes to Financial Statements.

141 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3739
5.00%	06/20/46	$1,499,985	$1,545,990
Ginnie Mae II Pool MA3805
4.50%	07/20/46	2,122,243	2,134,474
Ginnie Mae II Pool MA3806
5.00%	07/20/46	111,409	114,825
Ginnie Mae II Pool MA3873
3.00%	08/20/46	13,430,423	12,356,497
Ginnie Mae II Pool MA3876
4.50%	08/20/46	2,349,591	2,370,806
Ginnie Mae II Pool MA3877
5.00%	08/20/46	497,760	513,026
Ginnie Mae II Pool MA3937
3.50%	09/20/46	10,308,862	9,792,307
Ginnie Mae II Pool MA3939
4.50%	09/20/46	1,295,309	1,313,976
Ginnie Mae II Pool MA4003
3.00%	10/20/46	5,381,352	4,951,047
Ginnie Mae II Pool MA4006
4.50%	10/20/46	1,382,489	1,394,972
Ginnie Mae II Pool MA4007
5.00%	10/20/46	2,576,106	2,654,536
Ginnie Mae II Pool MA4069
3.50%	11/20/46	32,281,502	30,663,944
Ginnie Mae II Pool MA4071
4.50%	11/20/46	3,747,080	3,780,914
Ginnie Mae II Pool MA4072
5.00%	11/20/46	832,550	857,920
Ginnie Mae II Pool MA4126
3.00%	12/20/46	92,938,795	85,507,206
Ginnie Mae II Pool MA4127
3.50%	12/20/46	36,330,358	34,542,769
Ginnie Mae II Pool MA4129
4.50%	12/20/46	12,722,722	12,837,601
Ginnie Mae II Pool MA4196
3.50%	01/20/47	8,453	8,030
Ginnie Mae II Pool MA4198
4.50%	01/20/47	102,322	102,914
Ginnie Mae II Pool MA4199
5.00%	01/20/47	2,396,960	2,470,004
Ginnie Mae II Pool MA4264
4.50%	02/20/47	29,862,111	30,034,916
Ginnie Mae II Pool MA4265
5.00%	02/20/47	539,145	555,680
Ginnie Mae II Pool MA4324
5.00%	03/20/47	2,942,798	3,033,055
Ginnie Mae II Pool MA4382
3.50%	04/20/47	20,539,662	19,459,608
Ginnie Mae II Pool MA4384
4.50%	04/20/47	1,229,288	1,231,099
Ginnie Mae II Pool MA4385
5.00%	04/20/47	4,972,949	5,125,354
Ginnie Mae II Pool MA4453
4.50%	05/20/47	66,113,947	66,211,375
Ginnie Mae II Pool MA4454
5.00%	05/20/47	11,050,598	11,314,605

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4510
3.50%	06/20/47	$28,016	$26,603
Ginnie Mae II Pool MA4511
4.00%	06/20/47	3,971,698	3,883,334
Ginnie Mae II Pool MA4512
4.50%	06/20/47	228,049	228,385
Ginnie Mae II Pool MA4513
5.00%	06/20/47	203,553	208,455
Ginnie Mae II Pool MA4586
3.50%	07/20/47	33,523,236	31,832,859
Ginnie Mae II Pool MA4588
4.50%	07/20/47	35,776	35,829
Ginnie Mae II Pool MA4589
5.00%	07/20/47	9,763,476	9,986,203
Ginnie Mae II Pool MA4652
3.50%	08/20/47	2,550,285	2,416,181
Ginnie Mae II Pool MA4655
5.00%	08/20/47	11,318,405	11,576,603
Ginnie Mae II Pool MA4719
3.50%	09/20/47	31,703,279	30,036,199
Ginnie Mae II Pool MA4720
4.00%	09/20/47	78,452	76,706
Ginnie Mae II Pool MA4722
5.00%	09/20/47	221,327	226,389
Ginnie Mae II Pool MA4781
5.00%	10/20/47	2,743,549	2,809,094
Ginnie Mae II Pool MA4836
3.00%	11/20/47	72,248,271	66,439,425
Ginnie Mae II Pool MA4837
3.50%	11/20/47	79,022,779	74,867,458
Ginnie Mae II Pool MA4838
4.00%	11/20/47	26,157,579	25,585,504
Ginnie Mae II Pool MA4840
5.00%	11/20/47	844,874	864,147
Ginnie Mae II Pool MA4900
3.50%	12/20/47	5,066,553	4,800,134
Ginnie Mae II Pool MA4901
4.00%	12/20/47	17,618,170	17,226,194
Ginnie Mae II Pool MA4961
3.00%	01/20/48	247,908	228,380
Ginnie Mae II Pool MA4963
4.00%	01/20/48	28,953,463	28,309,294
Ginnie Mae II Pool MA5078
4.00%	03/20/48	43,868	42,892
Ginnie Mae II Pool MA5137
4.00%	04/20/48	9,329,086	9,104,396
Ginnie Mae II Pool MA5399
4.50%	08/20/48	2,105,826	2,104,273
Ginnie Mae II Pool MA5466
4.00%	09/20/48	3,852,496	3,759,709
Ginnie Mae II Pool MA5467
4.50%	09/20/48	19,667	19,653
Ginnie Mae II Pool MA5528
4.00%	10/20/48	17,717,941	17,291,206
Ginnie Mae II Pool MA5530
5.00%	10/20/48	3,190,973	3,230,759

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 142

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA5651
4.00%	12/20/48	$6,371	$6,218
Ginnie Mae II Pool MA6030
3.50%	07/20/49	7,198,596	6,674,881
Ginnie Mae II Pool MA6080
3.00%	08/20/49	1,565	1,397
Ginnie Mae II Pool MA6081
3.50%	08/20/49	3,031,873	2,811,297
Ginnie Mae II Pool MA6209
3.00%	10/20/49	2,967,761	2,649,008
Ginnie Mae II Pool MA6210
3.50%	10/20/49	1,475,147	1,367,827
Ginnie Mae II Pool MA7589
2.50%	09/20/51	88,918,456	78,290,807
Ginnie Mae II Pool MA8347
4.50%	10/20/52	251,166,745	248,176,871
Ginnie Mae,
Series 2003-86, Class ZK
5.00%	10/20/33	2,532,857	2,589,489
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.64%, 6.75% Cap)
1.54%	06/16/37[1]	5,482,963	682,541
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.14%, 6.25% Cap)
1.17%	03/20/36[1]	4,565,986	426,968
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.72%	05/20/37[1]	11,327,051	1,268,920
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.37%, 6.48% Cap)
1.40%	12/20/39[1]	1,892,231	234,194
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
1.59%	07/16/39[1]	9,933	466
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.19%, 6.30% Cap)
1.09%	08/16/38[1]	3,847	16
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.29%, 6.40% Cap)
1.19%	01/16/40[1]	24,475	2,834
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.69%, 5.80% Cap)
0.59%	01/16/40[1]	4,450,014	446,983
Ginnie Mae,
Series 2010-6, Class BS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.39%, 6.50% Cap)
1.29%	09/16/39[1]	44,720	62

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00%	11/16/41	$59,276	$11,773
Ginnie Mae,
Series 2014-108, Class PA
2.63%	12/20/39	3,862,686	3,715,592
Ginnie Mae,
Series 2018-124, Class NW
3.50%	09/20/48	588,693	550,540
Ginnie Mae,
Series 2019-1, Class NP
3.50%	01/20/49	5,353,779	5,065,408
Ginnie Mae,
Series 2019-119, Class JE
3.00%	09/20/49	3,911,752	3,569,217
Ginnie Mae,
Series 2019-15, Class GT
3.50%	02/20/49	6,272,191	5,903,937
Ginnie Mae,
Series 2019-44, Class CA
3.50%	12/20/48	22,915	22,820
Ginnie Mae,
Series 2019-71, Class PT
3.00%	06/20/49	691,187	630,580
Ginnie Mae,
Series 2019-86, Class C
2.50%	03/20/49	8,729,871	7,533,721
Ginnie Mae,
Series 2019-90, Class HE
3.00%	07/20/49	5,745,769	5,240,838
Ginnie Mae,
Series 2022-201, Class FB
(SOFR30A plus 1.25%)
6.50%	11/20/52[1]	8,984,895	9,028,514
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.35%	08/20/53[1]	54,173,421	54,249,892
Ginnie Mae,
Series 2024-30, Class DF
(SOFR30A plus 1.30%)
6.50%	02/20/54[1]	85,471,890	86,029,510
UMBS (TBA)
2.00%	10/01/54	260,400,000	215,154,328
2.50%	10/01/54	211,075,000	182,151,182
3.00%	10/01/54	238,200,000	213,789,026
3.50%	10/01/54	715,675,000	666,687,762
4.00%	10/01/54	450,200,000	432,456,042
4.50%	10/01/54	458,725,000	451,132,643
5.00%	10/01/54	562,175,000	561,848,938
5.50%	10/01/54	574,150,000	580,982,385

			16,686,075,162

Total Mortgage-Backed
(Cost $24,694,777,101)			23,496,017,843

See accompanying Notes to Financial Statements.

143 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.41%*
California — 0.07%
Los Angeles Department of Airports Revenue Bonds, Port, Airport and Marina Improvements, Series A
5.00%	05/15/44	$185,000	$194,394
Regents of the University of California Medical Center Pooled Revenue Bonds, Health, Hospital and Nursing Home Improvements, Series N
3.01%	05/15/50	17,955,000	13,038,427
3.26%	05/15/60	16,810,000	12,039,432
University of California, Taxable, College & University, Revenue Bonds, University & College Improvements, Series AP
3.93%	05/15/45	6,615,000	6,252,496

			31,524,749

Colorado — 0.01%
City & County of Denver Airport System Revenue Bonds, Series C
2.39%	11/15/31	6,010,000	5,336,152

New Jersey — 0.00%
Jersey City Municipal Utilities Authority Revenue Bonds, Water Utility Improvements, Series B
5.47%	05/15/27	185,000	189,589
New Jersey Turnpike Authority Revenue Bonds, Highway Revenue, Series F
3.73%	01/01/36	300,000	280,494

			470,083

New York — 0.33%
City of New York General Obligation Bonds, Public Improvements, Series D
5.99%	12/01/36	2,000,000	2,143,725
City of New York General Obligation Bonds, Public Improvements, Series F
3.62%	04/01/31	3,145,000	3,043,495
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements
5.51%	08/01/37	20,415,000	21,408,694
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series A2
2.15%	05/01/25	430,000	424,370
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series B3
2.00%	08/01/35	4,055,000	3,169,452
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series D
2.40%	11/01/32	12,135,000	10,518,781
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Series E
1.97%	02/01/33	3,090,000	2,571,614
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries FI
4.00%	08/01/33	6,450,000	6,243,192

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Subseries SU
3.88%	08/01/31	$3,135,000	$3,073,746
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, School Improvements, Series G-3
5.27%	05/01/27	13,135,000	13,587,962
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Subseries A-2
4.60%	05/01/31	820,000	837,307
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F, Subseries F-3
5.13%	02/01/35	1,250,000	1,300,684
5.15%	02/01/36	1,250,000	1,296,752
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series G
2.45%	11/01/34	3,000,000	2,499,932
New York State Dormitory Authority Revenue Bonds, University & College Improvements
5.29%	03/15/33	44,990,000	45,818,446
5.43%	03/15/39	21,300,000	21,974,150
New York State Dormitory Authority Revenue Bonds, University & College Improvements, Series A
4.00%	03/15/47	155,000	154,586
New York State Urban Development Corp. Revenue Bonds, Public Improvements
5.77%	03/15/39	135,000	140,574

			140,207,462

Texas — 0.00%
Texas A&M University Revenue Bonds, University & College Improvements, Series B
2.69%	05/15/25	350,000	346,757

Total Municipal Bonds
(Cost $201,667,235)			177,885,203

U.S. TREASURY SECURITIES — 29.59%

U.S. Treasury Bonds — 10.39%
U.S. Treasury Bonds
4.63%	05/15/44	307,325,000	325,860,539
U.S. Treasury Bonds (WI)
4.13%	08/15/44	2,291,608,000	2,274,599,983
4.25%	08/15/54	1,842,296,000	1,882,020,508

			4,482,481,030

U.S. Treasury Notes — 19.20%
U.S. Treasury Notes
3.50%	09/30/26	111,826,000	111,515,857
3.63%	08/31/29	1,409,147,000	1,413,715,722
3.88%	08/15/34	2,396,909,000	2,414,324,054
U.S. Treasury Notes (WI)
3.38%	09/30/29	4,289,265,000	4,277,033,904

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 144

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.00%	08/31/26	$64,254,000	$64,349,377

			8,280,938,914

Total U.S. Treasury Securities
(Cost $12,789,354,592)			12,763,419,944

Total Bonds — 108.93%
(Cost $48,476,973,125)			46,987,424,222

Issues		Shares	Value

COMMON STOCK — 0.18%
Communications — 0.18%
Intelsat Emergence SA3,4,5,9
(Luxembourg)		2,400,250	75,909,106

Total Common Stock
(Cost $80,342,605)

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 4.26%
Money Market Funds — 4.26%
TCW Central Cash Fund
0.04%[10,11]		1,837,370,000	1,837,370,000

Total Short-Term Investments
(Cost $1,837,370,000)

Total Investments - 113.37%
(Cost $50,394,685,730)			48,900,703,328

Liabilities in Excess of Other Assets - (13.37)%			(5,765,142,299)

Net Assets - 100.00%			$43,135,561,029

[1]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Foreign denominated security issued by foreign domiciled entity.
[4]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[5]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $612,660,611, which is 1.42% of total net assets.
[6]	Payment-in-kind (“PIK”) security.
[7]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[8]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[9]	Non-income producing security.
[10]	Represents the current yield as of September 30, 2024.
[11]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(EURIBOR): Euro InterBank Offer Rate

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(PO): Principal Only

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(SONIA): Sterling Overnight Index Average

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(TSFR): Term Secured Overnight Financing Rate

(USD): U.S. Dollar

(WI): When Issued

See accompanying Notes to Financial Statements.

145 / Semi-Annual Report September 2024

Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 96,319,000	USD 105,897,457	Citibank N.A.	10/11/24	$1,651,642
EUR 49,769,000	USD 54,202,683	Bank of America N.A.	10/11/24	1,369,023
EUR 29,844,000	USD 32,469,689	Goldman Sachs International	10/11/24	853,906
EUR 20,641,000	USD 22,492,841	State Street Global Markets LLC	10/11/24	554,751
GBP 9,500,000	USD 12,496,150	Citibank N.A.	10/11/24	246,574

				4,675,896

USD 45,541,302	EUR 41,101,000	Goldman Sachs International	10/11/24	(351,780)
USD 6,111,148	EUR 5,590,000	The Bank of New York Mellon	10/11/24	(130,606)
USD 958,193,168	EUR 880,933,000	Bank of America N.A.	10/11/24	(25,450,256)
USD 52,802,164	EUR 48,351,000	Citibank N.A.	10/11/24	(1,186,212)
USD 123,218,952	GBP 96,142,000	Citibank N.A.	10/11/24	(5,740,096)

				(32,858,950)

NET UNREALIZED DEPRECIATION				$(28,183,054)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	67,593	12/31/24	$14,075,714,213	$35,341,570	$35,341,570
U.S. Treasury Ten-Year Ultra Bond	2,986	12/19/24	353,234,484	990,015	990,015
U.S. Treasury Ultra Bond	2,270	12/19/24	302,122,813	(698,210)	(698,210)
U.S. Treasury Five-Year Note	1,698	12/31/24	186,581,011	486,538	486,538

			14,917,652,521	36,119,913	36,119,913

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Note	4,568	12/19/24	(522,036,750)	796,603	796,603
Euro-Bund Future	3,835	12/06/24	(577,464,582)	(3,470,350)	(3,470,350)
Euro-Bobl Future	1,030	12/06/24	(138,001,257)	(1,093,050)	(1,093,050)
Euro-Schatz Future	263	12/06/24	(31,458,129)	(150,009)	(150,009)
Long Gilt Future	222	12/27/24	(29,310,456)	277,897	277,897
Euro-Buxl 30 Year	161	12/06/24	(24,487,342)	(36,129)	(36,129)

			(1,322,758,516)	(3,675,038)	(3,675,038)

TOTAL FUTURES CONTRACTS			$13,594,894,005	$32,444,875	$32,444,875

		Received by the Fund		Paid by the Fund

Description	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	06/16/53	GBP-SONIA-OIS USD-SOFR-	Annual	3.25%	Annual	$11,460	$1,533,697	$(171,660)	$1,705,357
Interest Rate Swap[1]	12/20/53	COMPOUND	Annual	3.52%	Annual	461,741	(11,392,915)	—	(11,392,915)

TOTAL SWAPS CONTRACTS						$473,201	$(9,859,218)	$(171,660)	$(9,687,558)

[1]	Centrally cleared.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 146

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 107.68%

ASSET-BACKED SECURITIES — 7.26%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94%	08/15/46[1]	$240,000	$227,593
AmeriCredit Automobile Receivables Trust,
Series 2022-2, Class C
5.32%	04/18/28	320,000	324,796
AMMC CLO XI Ltd.,
Series 2012-11A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.27%)
6.53%	04/30/31[1,2,3]	89,621	89,693
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.27%	08/15/31[1,2,3]	232,879	232,960
Dryden 72 CLO Ltd.,
Series 2019-72A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.89%	05/15/32[1,2,3]	250,000	249,100
GoldenTree Loan Management U.S. CLO 4 Ltd.,
Series 2019-4A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	04/24/31[1,2,3]	222,254	222,345
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54[1]	60,000	61,643
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
6.43%	10/15/30[1,2,3]	217,572	217,605
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
6.46%	10/18/30[1,2,3]	232,989	233,240
Navient Private Education Refi Loan Trust,
Series 2021-CA, Class A
1.06%	10/15/69[1]	303,063	273,366
Navient Private Education Refi Loan Trust,
Series 2021-FA, Class A
1.11%	02/18/70[1]	197,753	176,197
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.44%	10/17/30[1,2,3]	163,501	163,864
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.70%	04/15/31[1,2,3]	250,000	250,298

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
6.38%	10/25/31[1,2,3]	$294,353	$294,403
Vantage Data Centers Issuer LLC,
Series 2021-1A, Class A2
2.17%	10/15/46[1]	200,000	189,867
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.43%	10/20/31[1,2,3]	215,526	215,381

Total Asset-Backed Securities
(Cost $3,413,290)			3,422,351

CORPORATES — 25.92%*

Banking — 8.22%
Bank of America Corp.
3.42%	12/20/28[4]	70,000	68,129
Bank of America Corp.
(MTN)
3.82%	01/20/28[4]	985,000	974,530
HSBC Holdings PLC
(United Kingdom)
2.01%	09/22/28[3,4]	85,000	79,347
2.10%	06/04/26[3,4]	180,000	176,575
JPMorgan Chase & Co.
1.04%	02/04/27[4]	1,185,000	1,132,975
Lloyds Banking Group PLC
(United Kingdom)
1.63%	05/11/27[3,4]	125,000	119,514
PNC Financial Services Group, Inc. (The)
5.58%	06/12/29[4]	55,000	57,251
6.62%	10/20/27[4]	40,000	41,819
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,4]	105,000	99,907
U.S. Bancorp
4.65%	02/01/29[4]	200,000	201,974
Wells Fargo & Co.
(MTN)
2.16%	02/11/26[4]	930,000	920,072

			3,872,093

Communications — 0.44%
Altice France SA
(France)
5.50%	10/15/29[1,3]	11,000	7,741
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%	03/01/30[1]	5,000	4,598
T-Mobile USA, Inc.
2.25%	02/15/26	200,000	194,472

			206,811

See accompanying Notes to Financial Statements.

147 / Semi-Annual Report September 2024

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Consumer Discretionary — 0.92%
Imperial Brands Finance PLC
(United Kingdom)
6.13%	07/27/27[1,3]	$135,000	$140,466
Spectrum Brands, Inc.
3.88%	03/15/31[1]	4,000	3,559
WarnerMedia Holdings, Inc.
3.76%	03/15/27	300,000	290,156

			434,181

Diversified REITs — 1.44%
American Tower Corp.
5.25%	07/15/28	250,000	257,570
Crown Castle, Inc.
3.80%	02/15/28	135,000	132,564
VICI Properties LP/VICI Note Co., Inc.
5.75%	02/01/27[1]	285,000	290,268

			680,402

Electric — 1.56%
Alliant Energy Finance LLC
5.95%	03/30/29[1]	135,000	142,757
Eversource Energy
2.90%	03/01/27	200,000	193,682
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25[1]	250,000	248,716
4.15%	04/15/25[1]	150,000	149,456

			734,611

Energy — 1.05%
Southern Co. Gas Capital Corp.
3.88%	11/15/25	500,000	496,387

Finance — 6.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45%	10/29/26[3]	300,000	288,252
Air Lease Corp.
3.63%	04/01/27	200,000	196,980
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	283,000	264,233
Citigroup, Inc.
1.46%	06/09/27[4]	815,000	776,840
Goldman Sachs Group, Inc. (The)
1.54%	09/10/27[4]	405,000	383,944
Morgan Stanley
0.99%	12/10/26[4]	605,000	579,755
Morgan Stanley
(GMTN)
1.51%	07/20/27[4]	225,000	214,033
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,3,4]	200,000	192,914

			2,896,951

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care — 1.97%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	$35,000	$34,725
Amgen, Inc.
5.15%	03/02/28	195,000	200,922
Bayer U.S. Finance LLC
6.25%	01/21/29[1]	220,000	232,557
Grifols SA
(Spain)
4.75%	10/15/28[1,3]	35,000	32,858
HCA, Inc.
5.38%	02/01/25	175,000	175,109
5.88%	02/15/26	250,000	252,665

			928,836

Health Care REITs — 0.45%
Healthcare Realty Holdings LP
3.63%	01/15/28	220,000	211,927

Industrials — 1.14%
Amcor Flexibles North America, Inc.
4.00%	05/17/25	300,000	298,326
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,3]	10,000	9,020
Berry Global, Inc.
5.50%	04/15/28	225,000	230,936

			538,282

Insurance — 0.79%
Nationwide Mutual Insurance Co.
7.50%	12/15/24[1,4]	370,000	371,037

Materials — 0.29%
International Flavors & Fragrances, Inc.
1.83%	10/15/27[1]	150,000	139,018

Retail — 0.02%
Papa John’s International, Inc.
3.88%	09/15/29[1]	10,000	9,262

Services — 0.75%
Adtalem Global Education, Inc.
5.50%	03/01/28[1]	10,000	9,913
Global Payments, Inc.
2.15%	01/15/27	300,000	286,134
Worldline SA
(France)
0.00%	07/30/25[3,5]	200	24,966
0.00%	07/30/26[3,5]	300	30,507

			351,520

Specialized REITs — 0.73%
Extra Space Storage LP
3.88%	12/15/27	205,000	202,467

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 148

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Specialized REITs (continued)
5.70%	04/01/28	$135,000	$140,592

			343,059

Total Corporates
(Cost $11,951,912)			12,214,377

MORTGAGE-BACKED — 45.02%**

Non-Agency Commercial Mortgage-Backed — 6.08%
BPR Trust,
Series 2021-WILL, Class A
(CME Term SOFR 1-Month plus 1.86%)
6.96%	06/15/38[1,2]	197,577	196,755
BPR Trust,
Series 2022-OANA, Class A
(CME Term SOFR 1-Month plus 1.90%)
6.99%	04/15/37[1,2]	152,000	152,695
BX Commercial Mortgage Trust,
Series 2021-21M, Class A
(CME Term SOFR 1-Month plus 0.84%)
5.94%	10/15/36[1,2]	134,983	134,133
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A
(CME Term SOFR 1-Month plus 0.77%)
5.86%	05/15/38[1,2]	144,190	143,467
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A
(CME Term SOFR 1-Month plus 0.80%)
5.90%	10/15/38[1,2]	128,179	127,212
BX,
Series 2021-MFM1, Class A
(CME Term SOFR 1-Month plus 0.81%)
5.91%	01/15/34[1,2]	76,961	76,652
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class B
(CME Term SOFR 1-Month plus 1.55%)
6.64%	12/15/37[1,2]	150,000	149,884
Citigroup Commercial Mortgage Trust,
Series 2021-PRM2, Class A
(CME Term SOFR 1-Month plus 1.06%)
6.16%	10/15/38[1,2]	152,000	151,336
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A
3.14%	12/10/36[1]	150,000	148,615
FS Rialto,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.31%)
6.41%	12/16/36[1,2,3]	162,153	162,252
Great Wolf Trust,
Series 2024-WOLF, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.64%	03/15/39[1,2]	152,000	151,908
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.19%	03/15/28[1,2]	125,000	125,433

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
HILT COMMERCIAL Mortgage Trust,
Series 2024-ORL, Class A
(CME Term SOFR 1-Month plus 1.54%)
6.64%	05/15/37[1,2]	$100,000	$99,975
Hilton USA Trust,
Series 2016-HHV, Class A
3.72%	11/05/38[1]	103,000	100,823
INTOWN Mortgage Trust,
Series 2022-STAY, Class A
(CME Term SOFR 1-Month plus 2.49%)
7.59%	08/15/39[1,2]	150,000	150,684
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95%	09/06/38[1,4]	163,000	157,096
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.90%	12/15/35[1,2]	131,398	131,406
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.74%	03/15/39[1,2]	150,000	150,311
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.99%	06/15/39[1,2]	173,000	172,652
WB Commercial Mortgage Trust,
Series 2024-HQ, Class A
6.13%	03/15/40[1,4]	177,000	179,501

			2,862,790

Non-Agency Mortgage-Backed — 8.22%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 11/25/24)
7.40%	06/25/32	7,912	7,808
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1 A1
5.99%	05/25/35[4]	13,165	13,086
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 10/25/24)
2.86%	07/25/59[1]	106,568	102,832
Alternative Loan Trust,
Series 2004-J6, Class 2 A1
6.50%	11/25/31	14,883	15,364
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R10, Class M3
(CME Term SOFR 1-Month plus 0.79%)
5.64%	01/25/36[2]	236,808	233,836
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R3, Class M4
(CME Term SOFR 1-Month plus 1.04%)
5.90%	05/25/35[2]	104,105	103,270

See accompanying Notes to Financial Statements.

149 / Semi-Annual Report September 2024

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32	$2,346	$2,397
Citigroup Mortgage Loan Trust,
Series 2007-AMC4, Class A2D
(CME Term SOFR 1-Month plus 0.38%)
5.24%	05/25/37[2]	107,181	106,012
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH4, Class M2
(CME Term SOFR 1-Month plus 0.55%)
5.40%	11/25/36[2]	419,759	417,334
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR31, Class 4A2
6.52%	11/25/32[4]	13,766	13,740
First Franklin Mortgage Loan Trust,
Series 2005-FF8, Class M2
(CME Term SOFR 1-Month plus 0.89%)
5.75%	09/25/35[2]	200,625	203,146
First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M1
(CME Term SOFR 1-Month plus 0.67%)
5.52%	01/25/36[2]	439,928	430,122
GSAMP Trust,
Series 2005-HE5, Class M3
(CME Term SOFR 1-Month plus 0.80%)
5.66%	11/25/35[2]	27,950	27,858
HSI Asset Securitization Corp. Trust,
Series 2006-OPT2, Class M2
(CME Term SOFR 1-Month plus 0.70%)
5.55%	01/25/36[2]	206,293	203,396
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
5.91%	10/25/34[4]	66,497	62,220
JPMorgan Mortgage Trust,
Series 2005-A2, Class 9A1
6.13%	04/25/35[4]	32,450	31,642
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
6.83%	10/25/34[4]	7,654	7,439
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.25%	10/25/32[4]	14,384	14,147
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(TSFR12M plus 2.34%)
6.54%	12/25/32[2]	88,888	88,718
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.61%	02/25/35[2]	274,840	278,810
Ownit Mortgage Loan Trust,
Series 2006-3, Class A2D
(CME Term SOFR 1-Month plus 0.65%)
5.51%	03/25/37[2]	347,494	333,873

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2004-WHQ2, Class M4
(CME Term SOFR 1-Month plus 1.69%)
6.54%	02/25/35[2]	$234,195	$229,951
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 10/25/24)
4.87%	04/25/26[1]	150,433	150,021
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31	34,120	11,141
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
5.46%	04/25/36[2]	152,660	151,126
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.00%	12/25/34[4]	47,002	42,466
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.64%	06/25/35[2]	272,962	268,186
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(CME Term SOFR 1-Month plus 0.83%)
5.69%	09/25/35[2]	44,633	44,230
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-EQ1A, Class A1
(CME Term SOFR 1-Month plus 0.38%)
5.24%	07/25/36[1,2]	19,782	19,762
Terwin Mortgage Trust,
Series 2006-5, Class 1A2B
(CME Term SOFR 1-Month plus 0.53%)
5.39%	07/25/37[1,2]	184,082	182,711
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.27%	06/25/33[4]	18,430	18,102
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/35[2]	70,426	59,495

			3,874,241

U.S. Agency Commercial Mortgage-Backed — 2.75%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ34, Class A1
0.68%	06/25/26	112,686	110,769
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.72%	09/25/25[4]	3,257,239	18,236

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 150

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
5.78%	05/25/44[2]	$86,138	$86,149
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q010, Class APT1
6.98%	04/25/46[4]	27,115	27,153
Ginnie Mae,
Series 2008-92, Class E
5.56%	03/16/44[4]	56,804	56,641
Ginnie Mae,
Series 2010-159, Class D
4.56%	09/16/44[4]	89,329	88,753
Ginnie Mae,
Series 2011-165, Class IO (IO)
0.00%	10/16/51[4]	2,039,932	20
Ginnie Mae,
Series 2011-92, Class C
3.72%	04/16/52[4]	490,175	477,857
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.34%	01/16/53[4]	1,534,899	17,310
Ginnie Mae,
Series 2014-157, Class C
3.15%	10/16/54[4]	425,500	412,767

			1,295,655

U.S. Agency Mortgage-Backed — 27.97%
Fannie Mae Pool 254548
5.50%	12/01/32	35,643	37,028
Fannie Mae Pool 555098
(RFUCCT1Y plus 1.62%)
5.91%	11/01/32[2]	4,449	4,509
Fannie Mae Pool 555424
5.50%	05/01/33	24,706	25,684
Fannie Mae Pool 655133
7.00%	08/01/32	4,463	4,761
Fannie Mae Pool 655151
7.00%	08/01/32	3,122	3,330
Fannie Mae Pool 762525
6.50%	11/01/33	7,372	7,852
Fannie Mae Pool 770900
(RFUCCT1Y plus 1.55%)
6.93%	04/01/34[2]	40,120	40,568
Fannie Mae Pool AE0443
6.50%	10/01/39	32,773	35,498
Fannie Mae Pool AL0851
6.00%	10/01/40	27,662	29,560
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50%	09/25/31[2]	427	428

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2001-60, Class OF
(SOFR30A plus 1.06%)
6.34%	10/25/31[2]	$33,099	$33,348
Fannie Mae REMICS,
Series 2002-30, Class FB
(SOFR30A plus 1.11%)
6.39%	08/25/31[2]	29,010	29,213
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80%	01/25/34[2]	5,424	5,999
Fannie Mae REMICS,
Series 2004-60, Class FW
(SOFR30A plus 0.56%)
5.84%	04/25/34[2]	51,564	51,758
Fannie Mae REMICS,
Series 2004-96, Class MT
(-17.50 X SOFR30A plus 123.12%, 7.00% Cap)
7.00%	12/25/34[2]	10,049	10,880
Fannie Mae REMICS,
Series 2005-73, Class DF
(SOFR30A plus 0.36%)
5.64%	08/25/35[2]	42,070	41,767
Fannie Mae REMICS,
Series 2007-68, Class SC (IO)
(-1.00 X SOFR30A plus 6.59%, 6.70% Cap)
1.31%	07/25/37[2]	41,262	4,869
Fannie Mae REMICS,
Series 2010-109, Class PF
(SOFR30A plus 0.51%)
5.79%	10/25/40[2]	25,091	24,933
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X SOFR30A plus 6.12%, 6.23% Cap)
0.84%	11/25/36[2]	150,114	14,736
Fannie Mae REMICS,
Series 2010-95, Class FB
(SOFR30A plus 0.51%)
5.79%	09/25/40[2]	26,070	25,913
Fannie Mae REMICS,
Series 2011-47, Class GF
(SOFR30A plus 0.68%)
5.96%	06/25/41[2]	498,800	497,265
Fannie Mae REMICS,
Series 2018-79, Class FA
(SOFR30A plus 0.36%)
5.64%	11/25/48[2]	35,116	34,533
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.89%	01/25/50[2]	86,418	85,385
Fannie Mae REMICS,
Series 2020-10, Class FA
(SOFR30A plus 0.61%)
5.89%	03/25/50[2]	248,024	244,331

See accompanying Notes to Financial Statements.

151 / Semi-Annual Report September 2024

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2024-73, Class FB
(SOFR30A plus 1.20%)
6.50%	10/25/54[2]	$530,000	$532,543
Freddie Mac REMICS,
Series 2368, Class AF
(SOFR30A plus 1.06%)
6.41%	10/15/31[2]	25,757	25,944
Freddie Mac REMICS,
Series 2733, Class FB
(SOFR30A plus 0.71%)
6.06%	10/15/33[2]	236,437	236,722
Freddie Mac REMICS,
Series 3085, Class FW
(SOFR30A plus 0.81%)
6.16%	08/15/35[2]	163,799	164,440
Freddie Mac REMICS,
Series 3300, Class FA
(SOFR30A plus 0.41%)
5.76%	08/15/35[2]	152,442	150,878
Freddie Mac REMICS,
Series 3325, Class NF
(SOFR30A plus 0.41%)
5.76%	08/15/35[2]	30,623	30,309
Freddie Mac REMICS,
Series 3895, Class BF
(SOFR30A plus 0.61%)
5.96%	07/15/41[2]	97,594	97,088
Freddie Mac Strips,
Series 263, Class F5
(SOFR30A plus 0.61%)
5.96%	06/15/42[2]	127,792	126,729
Ginnie Mae (TBA)
4.00%	10/20/54	250,000	241,735
4.50%	10/20/54	775,000	764,972
5.00%	10/20/54	625,000	626,097
5.50%	10/20/54	300,000	302,945
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.75%	10/20/31[2]	3,095	3,107
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88%	06/20/32[2]	44,810	45,222
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63%	07/20/32[2]	4,335	4,369
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.88%	04/20/33[2]	36,576	36,742

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63%	08/20/25[2]	$1,723	$1,716
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63%	08/20/42[2]	34,677	35,229
Ginnie Mae,
Series 2004-2, Class FW
(CME Term SOFR 1-Month plus 1.51%)
6.72%	01/16/34[2]	213,008	215,569
Ginnie Mae,
Series 2009-92, Class FC
(CME Term SOFR 1-Month plus 0.91%)
6.01%	10/16/39[2]	52,422	52,930
Ginnie Mae,
Series 2010-19, Class FD
(CME Term SOFR 1-Month plus 0.56%)
5.66%	07/16/39[2]	4,351	4,351
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60%	06/16/37[2]	829,448	15,557
Ginnie Mae,
Series 2023-113, Class FD
(SOFR30A plus 1.35%)
6.50%	08/20/53[2]	483,799	486,696
Ginnie Mae,
Series 2024-143, Class FB
(SOFR30A plus 1.15%)
6.49%	09/20/54[2]	435,000	435,680
Ginnie Mae,
Series 2024-144, Class FD
(SOFR30A plus 1.15%)
6.50%	09/20/54†,2	530,000	529,996
Ginnie Mae,
Series 2024-148, Class AF
(SOFR30A plus 1.18%)
6.50%	09/20/54[2]	530,000	533,213
UMBS (TBA)
3.50%	10/01/39	425,000	416,398
4.00%	10/01/39	750,000	745,578
4.00%	10/01/54	525,000	504,308
4.50%	10/01/39	1,500,000	1,506,225
4.50%	10/01/54	700,000	688,414
5.00%	10/01/39	1,525,000	1,546,182
5.00%	10/01/54	525,000	524,696
5.50%	10/01/54	250,000	252,975

			13,179,703

Total Mortgage-Backed
(Cost $21,481,900)			21,212,389

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 152

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS — 0.24%*

Massachusetts — 0.24%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11%	07/15/31	$112,863	$111,800

Total Municipal Bonds
(Cost $110,417)

U.S. TREASURY SECURITIES — 29.24%

U.S. Agency Discount Notes — 3.94%
U.S. International Development Finance Corp.,
Series 2
1.49%	08/15/31	2,028,108	1,859,094

U.S. Treasury Notes — 25.30%
U.S. Treasury Notes
3.50%	09/30/26	8,995,000	8,970,053
U.S. Treasury Notes (WI)
3.38%	09/30/29	700,000	698,004
3.63%	09/15/27	840,000	835,767
4.00%	08/31/26	1,415,000	1,417,101

			11,920,925

Total U.S. Treasury Securities
(Cost $13,975,919)			13,780,019

Total Bonds — 107.68%
(Cost $50,933,438)			50,740,936

Issues	Maturity Date	Principal Amount	Value

SHORT-TERM INVESTMENTS — 10.00%

Money Market Funds — 10.00%
TCW Central Cash Fund
0.04%[6,7]		4,712,000	4,712,000

Total Short-Term Investments
(Cost $4,712,000)

Total Investments - 117.68%
(Cost $55,645,438)			55,452,936

Liabilities in Excess of Other Assets - (17.68)%			(8,329,266)

Net Assets - 100.00%			$47,123,670

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[6]	Represents the current yield as of September 30, 2024.
[7]	Affiliated investment.
†

Fair valued security. The aggregate value of fair valued securities is $529,996, which is 1.12% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EUR): Euro

(GMTN): Global Medium-Term Note

(IO): Interest Only

(MTN): Medium-Term Note

(REIT): Real Estate Investment Trust

(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(TSFR): Term Secured Overnight Financing Rate

(WI): When Issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized (Depreciation)

FOREIGN CURRENCY EXCHANGE CONTRACT
USD 54,703	EUR 50,100	Citibank N.A.	10/11/24	$(1,239)

See accompanying Notes to Financial Statements.

153 / Semi-Annual Report September 2024

Ultra Short Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note	99	12/31/24	$20,615,977	$55,407	$55,407

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note	74	12/31/24	(8,131,328)	(6,471)	(6,471)
U.S. Treasury Ten-Year Ultra Bond	16	12/19/24	(1,892,750)	2,428	2,428
U.S. Treasury Ultra Bond	2	12/19/24	(266,187)	1,934	1,934

			(10,290,265)	(2,109)	(2,109)

TOTAL FUTURES CONTRACTS			$10,325,712	$53,298	$53,298

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 154

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BONDS – 98.08%

ASSET-BACKED SECURITIES — 13.29%**
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31%	07/15/61[1]	$111,023	$112,771
AMSR Trust,
Series 2020-SFR1, Class G
4.31%	04/17/37[1]	10,503,000	10,384,914
AMSR Trust,
Series 2020-SFR3, Class H
6.50%	09/17/37[1]	6,000,000	5,964,539
AMSR Trust,
Series 2022-SFR3, Class E1
4.00%	10/17/39[1]	10,000,000	9,512,140
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.24%	04/20/33[1,2,3]	10,000,000	10,000,500
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.04%	07/20/29[1,2,3]	5,500,000	5,492,630
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00%	06/12/28[1]	19,250	1,265,744
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00%	09/12/28[1]	26,800	1,384,641
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00%	09/11/28[1]	14,200	2,818,416
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00%	12/11/28[1]	71,000	4,936,410
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00%	05/10/29[1]	54,850	7,645,370
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00%	08/12/30[1]	16,200	2,825,385
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.94%	01/18/31[1,2,3]	8,525,000	8,511,531
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91%	06/25/42[1,2]	1,789,220	1,659,827
Clover CLO LLC,
Series 2018-1A, Class B1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
7.27%	04/20/37[1,2,3]	9,300,000	9,337,665

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.14%	10/15/52[1,4]	$1,767,336	$16,494
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30%	03/15/50[1]	5,197,000	4,922,092
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.99%	12/15/52[1,4]	12,619,970	472,107
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.94%	12/15/52[1,4]	12,500,000	746,607
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.53%	10/15/54[1,4]	60,753,721	2,339,766
DataBank Issuer,
Series 2021-1A, Class A2
2.06%	02/27/51[1]	6,047,860	5,769,743
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.05%	07/17/37[1,2,3]	6,000,000	6,011,580
Exeter Automobile Receivables Trust,
Series 2023-3A, Class D
6.68%	04/16/29	6,120,000	6,336,677
Flexential Issuer,
Series 2021-1A, Class C
6.93%	11/27/51[1]	9,755,000	9,374,494
FRTKL,
Series 2021-SFR1, Class G
4.11%	09/17/38[1]	9,435,000	8,729,657
GBX Leasing,
Series 2022-1, Class A
2.87%	02/20/52[1]	9,049,380	8,383,983
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
5.78%	08/25/42[2]	168,069	160,931
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
7.13%	07/20/37[1,2,3]	5,240,000	5,256,087
Hertz Vehicle Financing III LP,
Series 2021-2A, Class C
2.52%	12/27/27[1]	5,569,500	5,198,300
Hertz Vehicle Financing LLC,
Series 2022-4A, Class D
6.56%	09/25/26[1]	4,532,000	4,471,536
Hotwire Funding LLC,
Series 2024-1A, Class A2
5.89%	06/20/54[1]	2,445,000	2,511,949

See accompanying Notes to Financial Statements.

155 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.,
Series 2024-20A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.85%)
7.09%	07/25/37[1,2,3]	$4,850,000	$4,867,363
LAD Auto Receivables Trust,
Series 2023-3A, Class D
6.92%	12/16/30[1]	4,000,000	4,192,831
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.89%	04/20/30[1,2,3]	2,330,000	2,330,140
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.82%	10/22/34[1,2,3]	8,000,000	8,009,264
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.89%	04/20/34[1,2,3]	8,000,000	8,010,240
MetroNet,
Series 2023-3, Class A
7.95%	04/20/53[1,5,6]	2,650,000	2,709,521
Nelnet Student Loan Trust,
Series 2006-2, Class B
(SOFR90A plus 0.46%)
5.82%	01/25/38[2]	2,083,625	1,882,158
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.04%	01/18/34[1,2,3]	6,650,000	6,650,333
Owl Rock CLO XV LLC,
Series 2024-15A, Class A
(CME Term SOFR 3-Month plus 2.30%)
7.58%	01/20/36[1,2]	4,650,000	4,697,435
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00%	07/20/37[1,3,4]	3,975,000	3,737,295
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.29%	01/20/34[1,2,3]	4,850,000	4,850,534
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25%	04/19/38[1]	7,956,000	7,778,143
Progress Residential,
Series 2021-SFR1, Class F
2.76%	04/17/38[1]	4,237,000	4,055,598
Progress Residential,
Series 2021-SFR3, Class F
3.44%	05/17/26[1]	3,700,000	3,544,738

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
Progress Residential,
Series 2021-SFR3, Class G
4.25%	05/17/26[1]	$15,752,000	$15,035,824
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.28%	01/20/37[1,2,3]	3,940,000	4,058,239
Rad CLO 7 Ltd.,
Series 2020-7A, Class B1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
7.19%	04/17/36[1,2,3]	7,280,000	7,287,280
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.16%	10/15/32[1,2,3]	3,890,000	3,890,311
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81%	04/20/45[1]	7,905,000	7,808,942
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23%	05/10/37[5,6]	8,183,552	7,572,982
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.92%	08/15/31[2]	260,147	229,446
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00%	10/28/29[1]	6,250	1,701,866
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.22%	12/15/68[2]	2,089,121	1,999,175
SLM Student Loan Trust,
Series 2003-4, Class A5D
(SOFR90A plus 1.01%)
6.38%	03/15/33[1,2]	972,166	957,588
SLM Student Loan Trust,
Series 2003-7, Class B
(SOFR90A plus 0.83%)
6.20%	09/15/39[2]	1,444,433	1,374,630
SLM Student Loan Trust,
Series 2004-10, Class B
(SOFR90A plus 0.63%)
5.99%	01/25/40[2]	5,350,589	5,026,197
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.09%	07/25/39[2]	264,085	252,641
SLM Student Loan Trust,
Series 2005-3, Class B
(SOFR90A plus 0.41%)
5.77%	04/25/40[2]	1,778,935	1,685,011

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 156

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2006-8, Class B
(SOFR90A plus 0.49%)
5.85%	01/25/41[2]	$1,847,988	$1,731,440
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.37%	10/27/70[2]	2,195,000	2,200,288
SLM Student Loan Trust,
Series 2007-8, Class B
(SOFR90A plus 1.26%)
6.62%	04/27/83[2]	2,960,991	2,846,845
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.82%	01/25/83[2]	1,000,000	1,029,975
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.82%	04/26/83[2]	710,000	725,637
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.27%	07/25/22[2]	422,403	424,035
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.47%	04/25/73[2]	710,000	738,921
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.47%	07/25/73[2]	7,315,000	7,491,281
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.72%	07/25/23[2]	5,428,180	5,411,746
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[2]	710,000	728,973
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.47%	07/26/83[2]	820,000	833,415
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.34%	09/25/28[2]	427,306	421,583
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.09%	01/25/29[2]	660,677	644,974
SLM Student Loan Trust,
Series 2012-7, Class B
(SOFR30A plus 1.91%)
7.19%	09/25/43[2]	2,200,000	2,206,840

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
5.99%	02/26/29[2]	$562,238	$546,334
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61%	01/16/46[1]	1,233,516	1,265,840
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97%	08/15/36[1]	936,099	969,233
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42[1,2]	150,000	138,633
TCI-Flatiron CLO Ltd.,
Series 2017-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.82%)
6.92%	11/18/30[1,2,3]	5,090,000	5,087,201
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11%	09/20/45[1,3]	5,533,200	5,173,838
TIAA CLO IV Ltd.
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
7.03%	01/20/32[1,2,3]	8,000,000	7,994,960
TIF Funding II LLC,
Series 2020-1A, Class A
2.09%	08/20/45[1]	2,462,350	2,298,856
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54%	02/20/46[1]	2,794,625	2,522,440
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58%	03/20/46[1]	2,153,163	1,958,988
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17%	05/28/39[1,3]	3,000,000	4,091,865
Westlake Automobile Receivables Trust,
Series 2023-3A, Class D
6.47%	03/15/29[1]	9,640,000	9,942,910
Westlake Automobile Receivables Trust,
Series 2024-1A, Class D
6.02%	10/15/29[1]	6,390,000	6,571,784

Total Asset-Backed Securities
(Cost $389,943,451)			354,749,046

BANK LOANS — 3.41%*

Automotive — 0.01%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.51%	03/30/27[2]	250,883	248,649

See accompanying Notes to Financial Statements.

157 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Communications — 0.20%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60%	12/17/27[2]	$1,458,438	$1,458,212
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.44%	04/15/27[2]	896,800	823,137
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.80%	08/15/28[2]	608,137	457,623
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
10.38%	04/22/25[2]	213,621	214,511
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.71%	01/31/28[2]	938,024	898,937
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.96%	03/09/27[2]	563,487	516,354
(SOFR plus 4.25%)
9.10%	03/09/27[2]	1,031,800	953,966

			5,322,740

Consumer Discretionary — 0.18%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.33%	12/23/27[2]	557,158	543,647
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
9.06%	04/05/28[2]	594,720	487,670
(SOFR plus 6.25%)
11.55%	04/05/28[2]	247,576	219,105
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
10.56%	04/05/28[2,7]	933,300	492,316
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 2.10%)
6.95%	11/19/26[2]	719,102	712,810
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.57%	11/08/30[2]	92,264	92,348
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.70%	01/24/30[2]	1,110,195	690,464

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Consumer Discretionary (continued)
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.34%	07/31/28[2]	$380,034	$380,014
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.12%	03/31/28[2]	1,195,603	1,194,886

			4,813,260

Diversified REITs — 0.03%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.71%	01/25/31[2]	674,214	675,162

Electric — 0.07%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	09/19/31[2]	983,692	985,099
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	08/01/30[2]	320,691	323,898
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[2]	154,327	155,677
Term Loan C, 1st Lien
(SOFR plus 5.00%)
9.86%	08/06/29[2]	33,724	34,019
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[2]	256,299	257,527
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.35%	08/29/31[2]	15,720	15,795
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	12/20/30[2]	188,763	188,989

			1,961,004

Entertainment — 0.06%
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.85%	08/13/31[2]	1,019,668	1,015,528
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.71%	05/18/25[2]	582,285	583,377

			1,598,905

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 158

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Finance — 0.08%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
6.96%	06/22/28[2]	$452,534	$454,001
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	04/09/27[2]	197,111	193,378
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.65%	01/26/28[2]	960,043	960,258
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
7.21%	04/30/28[2]	472,296	456,210

			2,063,847

Food — 0.04%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	10/01/25[2]	139,320	135,489
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/25/31[2]	1,010,314	1,015,366

			1,150,855

Gaming — 0.09%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.60%	02/06/31[2]	1,213,210	1,215,012
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
8.89%	08/01/30[2,3]	610,306	610,495
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	05/03/29[2]	600,099	602,163

			2,427,670

Health Care — 0.39%
ADMI Corp.,
Term Loan B1, 1st Lien
(SOFR plus 5.75%)
10.60%	12/23/27[2]	284,067	284,865
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.27%	05/10/27[2,3]	307,592	306,866
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.03%	02/22/28[2]	1,200,516	1,201,080

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Health Care (continued)
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.40%	11/15/27[2]	$865,473	$842,754
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.10%	05/05/28[2,3]	3,046,498	3,046,773
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.60%	10/23/28[2]	444,100	444,782
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08%	07/01/31[2]	2,623,307	2,484,770
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
10.10%	05/14/29[2]	322,454	323,673
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	03/31/27[2]	1,105,303	936,053
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.35%	09/27/30[2]	407,641	397,221
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
9.96%	06/20/28[2]	206,172	188,750

			10,457,587

Health Care REITs — 0.23%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
8.91%	07/17/28[2]	2,910,585	2,849,826
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.87%	02/22/27[2]	824,832	810,397
5.87%	08/20/27[2]	824,832	810,398
Term Loan, 1st Lien
(SOFR plus 0.85%)
5.79%	03/01/29[2]	1,664,689	1,633,476

			6,104,097

Industrials — 0.54%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.35%	08/19/31[2]	340,662	341,559

See accompanying Notes to Financial Statements.

159 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Industrials (continued)
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.47%	02/15/31[2]	$683,393	$667,907
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.87%	10/13/28[2]	511,354	380,320
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 2.01%)
7.32%	07/01/29[2]	1,758,651	1,765,870
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.35%	07/02/29[2]	241,092	241,468
DG Investment Intermediate Holdings 2, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[2]	48,008	47,963
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.69%	03/31/28[2]	597,219	596,660
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	04/26/29[2]	240,081	241,325
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.12%	04/15/28[2]	3,386,250	2,686,990
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	08/03/26[2]	3,368,750	3,146,985
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.46%	08/03/26[2,3]	1,667,694	1,557,910
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.12% - 9.30%	09/15/28[2]	1,339,380	1,343,063
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.35%	08/24/28[2]	1,277,491	1,278,392

			14,296,412

Information Technology — 0.65%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.40%	12/06/27[2]	580,696	558,235

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.10%	02/15/29[2]	$436,351	$434,353
BMC Software (Boxer/Bladelogic),
Term Loan, 2nd Lien
(SOFR plus 5.75%)
11.01%	07/03/32[2]	1,264,027	1,246,122
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.70%	01/29/27[2]	348,084	347,359
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.22%	07/06/29[2]	300,000	297,251
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
10.10%	12/12/29[2]	380,048	382,252
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.37%	08/14/25[2]	5,025,064	4,809,740
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.70%	10/01/27[2]	2,180,702	2,081,207
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.60%	03/06/28[2]	315,601	315,076
Iron Mountain Information Management LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.85%	01/31/31[2]	495,338	493,171
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.10%	05/03/28[2]	280,118	278,676
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.45%	09/10/27[2]	1,290,796	1,290,157
RealPage, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.96%	04/24/28[2]	570,003	554,043
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.10%	04/05/30[2]	596,171	596,612
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.88%	10/16/28[2]	365,628	339,351

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 160

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.26%	03/04/28[2]	$2,149,521	$1,891,137
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.60% - 8.85%	11/15/29[2]	1,567,747	1,564,808

			17,479,550

Insurance — 0.26%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.00%)
7.96%	02/16/27[2]	1,783,473	1,781,618
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.21%	02/19/28[2]	2,700,344	2,699,075
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.95%	08/19/28[2]	980,000	965,476
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.21%	01/20/29[2]	300,000	278,367
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.41%	12/23/26[2]	1,090,022	1,090,382

			6,814,918

Materials — 0.16%
Amer Rock Salt Co. LLC,
Delayed-Draw Term Loan
(SOFR plus 4.00%)
9.00%	06/12/28[2]	381,851	381,851
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.32%	06/12/28[2]	358,791	358,791
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.35%	08/18/28[2]	509,899	510,855
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.03%)
8.99%	07/03/28[2]	1,679,432	1,575,047
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.71%	04/20/28[2]	1,567,868	1,569,177

			4,395,721

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Retail — 0.23%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.60%	09/20/30[2,3]	$1,007,394	$998,942
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.46%	03/31/28[2]	3,483,000	3,485,194
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.88%	03/15/28[2]	455,825	458,389
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.60%	07/01/31[2,3]	1,099,940	1,104,753

			6,047,278

Services — 0.17%
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
7.10%	01/31/31[2]	314,033	314,556
City Football Group Ltd.,
Term Loan B1, 1st Lien (United Kingdom)
(SOFR plus 3.11%)
7.97%	07/21/30[2,3]	485,642	484,428
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.71%	10/08/28[2]	1,152,810	1,157,278
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.42%	06/25/29[2]	278,784	279,831
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
8.71%	12/15/28[2]	530,835	531,101
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.35%	11/14/30[2]	396,726	392,924
Sabre GLBL, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.95%	06/30/28[2]	294,105	280,607
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
6.85%	12/01/28[2]	597,344	597,717
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
6.71%	06/24/31[2]	262,142	261,919

See accompanying Notes to Financial Statements.

161 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

BANK LOANS (continued)

Services (continued)
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.95%	11/02/27[2]	$169,059	$163,903

			4,464,264

Transportation — 0.02%
Third Coast Infrastructure LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.10%	09/25/30[2]	667,940	664,600

Total Bank Loans
(Cost $93,234,009)			90,986,519

CORPORATES — 18.80%*

Banking — 4.31%
Bank of America Corp.
1.73%	07/22/27[4]	611,000	583,604
Bank of America Corp.
(MTN)
1.32%	06/19/26[4]	4,222,000	4,118,240
1.92%	10/24/31[4]	7,570,000	6,531,539
2.09%	06/14/29[4]	8,194,000	7,570,476
(CME Term SOFR 3-Month plus 0.91%)
5.93%	12/01/26[2]	4,400,000	4,365,466
Bank of America Corp.,
Series N
1.66%	03/11/27[4]	10,309,000	9,910,887
Bank of America Corp.,
Series RR, NVS
4.38%[4,8]		2,340,000	2,277,317
HSBC Holdings PLC
(United Kingdom)
2.10%	06/04/26[3,4]	2,480,000	2,432,807
2.21%	08/17/29[3,4]	2,005,000	1,839,712
4.76%	06/09/28[3,4]	2,260,000	2,276,827
JPMorgan Chase & Co.
1.56%	12/10/25[4]	19,055,000	18,911,561
1.58%	04/22/27[4]	10,250,000	9,826,879
2.07%	06/01/29[4]	4,005,000	3,707,313
2.08%	04/22/26[4]	3,505,000	3,450,756
JPMorgan Chase & Co.,
NVS
1.05%	11/19/26[4]	805,000	773,934
PNC Financial Services Group, Inc. (The)
5.07%	01/24/34[4]	995,000	1,011,827
6.88%	10/20/34[4]	1,755,000	2,011,691
Santander UK Group Holdings PLC
(United Kingdom)
1.67%	06/14/27[3,4]	2,620,000	2,492,918
U.S. Bancorp
4.84%	02/01/34[4]	3,285,000	3,285,025
5.68%	01/23/35[4]	335,000	355,327

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Banking (continued)
U.S. Bancorp,
NVS
3.70%[4,8]		$1,980,000	$1,827,388
Wells Fargo & Co.
(MTN)
2.16%	02/11/26[4]	4,550,000	4,501,426
2.57%	02/11/31[4]	1,406,000	1,277,672
5.57%	07/25/29[4]	18,960,000	19,734,774

			115,075,366

Communications — 1.82%
Altice France SA
(France)
5.50%	10/15/29[1,3]	980,000	689,693
8.13%	02/01/27[1,3]	825,000	671,585
C&W Senior Finance Ltd.
(Cayman Islands)
6.88%	09/15/27[1,3]	300,000	298,463
Cable One, Inc.
4.00%	11/15/30[1]	1,592,000	1,269,630
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%	08/15/30[1]	955,000	865,455
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%	03/01/50	4,765,000	3,646,834
5.38%	05/01/47	3,050,000	2,562,260
5.75%	04/01/48	2,347,000	2,050,356
6.65%	02/01/34	800,000	836,741
CSC Holdings LLC
4.63%	12/01/30[1]	500,000	254,357
5.38%	02/01/28[1]	500,000	421,859
6.50%	02/01/29[1]	3,093,000	2,562,527
7.50%	04/01/28[1]	537,000	358,840
11.25%	05/15/28[1]	1,000,000	967,095
11.75%	01/31/29[1]	726,000	701,754
Frontier Communications Holdings LLC
5.00%	05/01/28[1]	2,600,000	2,579,500
5.88%	10/15/27[1]	385,000	386,842
8.63%	03/15/31[1]	854,000	921,919
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38%	10/07/30[3]	4,505,000	4,632,632
SES GLOBAL Americas Holdings, Inc.
5.30%	03/25/44[1]	7,494,000	6,038,597
Sirius XM Radio, Inc.
3.88%	09/01/31[1]	2,715,000	2,368,440
TDC Net A/S,
(EMTN)
(Germany)
6.50%	06/01/31[3]	500,000	614,177
Tele Columbus AG
(Georgia)
10.00%	01/01/29[1,3,7]	2,384,713	2,113,970
Time Warner Cable LLC
4.50%	09/15/42	775,000	595,311

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 162

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Communications (continued)
5.50%	09/01/41	$4,443,000	$3,864,524
5.88%	11/15/40	1,180,000	1,069,360
VZ Secured Financing BV
(Netherlands)
5.00%	01/15/32[1,3]	2,495,000	2,300,406
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50%	01/15/32[3]	2,800,000	2,882,077

			48,525,204

Consumer Discretionary — 0.96%
Bacardi Ltd.
(Bermuda)
5.15%	05/15/38[1,3]	1,500,000	1,464,940
BAT Capital Corp.
4.76%	09/06/49	3,794,000	3,272,759
Becle, SAB de CV
(Mexico)
2.50%	10/14/31[1,3]	4,450,000	3,709,474
Central Garden & Pet Co.
4.13%	04/30/31[1]	398,000	364,982
Everi Holdings, Inc.
5.00%	07/15/29[1]	1,296,000	1,292,261
Reynolds American, Inc.
5.85%	08/15/45	205,000	205,275
Spectrum Brands, Inc.
3.88%	03/15/31[1]	308,000	274,025
WarnerMedia Holdings, Inc.
4.28%	03/15/32	1,932,000	1,716,853
5.05%	03/15/42	6,713,000	5,489,536
5.14%	03/15/52	10,032,000	7,742,243

			25,532,348

Diversified REITs — 0.72%
American Assets Trust LP
3.38%	02/01/31	4,005,000	3,489,121
American Tower Corp.
2.70%	04/15/31	3,045,000	2,722,643
Digital Dutch Finco BV
(Netherlands)
1.00%	01/15/32[3]	1,930,000	1,794,350
Digital Intrepid Holding BV
(Netherlands)
1.38%	07/18/32[3]	1,000,000	943,800
GLP Capital LP/GLP Financing II, Inc.
5.75%	06/01/28	6,241,000	6,412,746
VICI Properties LP
4.95%	02/15/30	360,000	362,511
VICI Properties LP/VICI Note Co., Inc.
3.88%	02/15/29[1]	865,000	828,852
4.13%	08/15/30[1]	113,000	107,429
4.63%	06/15/25[1]	250,000	248,821
Vonovia SE
(Georgia)
1.00%	06/16/33[3]	300,000	267,640

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Diversified REITs (continued)
Vonovia SE
(EMTN)
(Georgia)
0.75%	09/01/32[3]	$1,100,000	$988,978
Vonovia SE,
(EMTN)
(Georgia)
5.00%	11/23/30[3]	200,000	241,092
WP Carey, Inc.
4.25%	07/23/32	650,000	749,352

			19,157,335

Electric — 1.33%
Alliant Energy Finance, LLC
3.60%	03/01/32[1]	8,130,000	7,399,049
Alpha Generation LLC
6.75%	10/15/32[1]	620,000	629,596
Amprion GmbH
(EMTN)
(Georgia)
4.00%	05/21/44[3]	700,000	792,134
Cleco Power LLC
6.00%	12/01/40	825,000	866,132
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88%	07/26/33[3]	650,000	548,496
Dominion Energy, Inc.
7.91%	10/01/54[4]	2,515,000	2,514,312
Duke Energy Corp.
3.75%	04/01/31	3,850,000	4,350,311
3.85%	06/15/34	3,840,000	4,319,353
E.ON SE
(Georgia)
3.50%	10/26/37[3]	500,000	556,550
Elia Group SA
(Belgium)
3.88%	06/11/31[3]	600,000	679,167
Elia Transmission Belgium SA
(Belgium)
3.75%	01/16/36[3]	600,000	684,254
FirstEnergy Pennsylvania Electric Co.
4.00%	04/15/25[1]	2,625,000	2,611,519
FirstEnergy Transmission LLC
2.87%	09/15/28[1]	3,153,000	2,983,613
MVM Energetika Zrt
(Hungary)
6.50%	03/13/31[3]	1,053,000	1,094,383
National Grid Electricity Transmission PLC
(EMTN)
(United Kingdom)
0.82%	07/07/32[3]	1,000,000	928,128
Southwestern Electric Power Co.,
Series M
4.10%	09/15/28	2,190,000	2,174,439

See accompanying Notes to Financial Statements.

163 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Electric (continued)
TenneT Holding BV
(EMTN)
(Netherlands)
2.75%	05/17/42[3]	$830,000	$813,340
4.75%	10/28/42[3]	1,155,000	1,423,430

			35,368,206

Energy — 1.00%
Ecopetrol SA
(Colombia)
8.88%	01/13/33[3]	780,000	837,349
Energy Transfer LP,
Series B, NVS
6.63%[4,8]		3,251,000	3,221,619
Energy Transfer Operating LP
5.30%	04/15/47	1,000,000	943,211
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16%	03/31/34[1,3]	1,620,800	1,440,898
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50%	04/14/33[3]	1,586,000	1,382,995
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38%	04/24/30[3]	2,424,000	2,442,530
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25%	04/05/30[3]	970,000	1,133,231
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38%	02/15/32[1]	1,080,000	1,113,787
Pertamina Persero PT
(Indonesia)
3.10%	08/27/30[1,3]	4,079,000	3,756,760
Petroleos Mexicanos
(Mexico)
6.35%	02/12/48[3]	652,000	451,372
6.75%	09/21/47[3]	998,000	715,121
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38%	09/26/27[3]	650,000	633,547
Southern Co. Gas Capital Corp.
3.88%	11/15/25	2,410,000	2,392,584
TransMontaigne Partners LP/TLP Finance Corp.
6.13%	02/15/26	3,526,000	3,470,880
Venture Global LNG, Inc.
7.00%	01/15/30[1]	1,218,000	1,251,614
9.50%	02/01/29[1]	1,241,000	1,397,365

			26,584,863

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Finance — 2.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00%	10/29/28[3]	$10,100,000	$9,544,656
American Express Co.,
NVS
3.55%[4,8]		2,350,000	2,235,060
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53%	11/18/27[1,3]	5,278,000	4,927,994
2.88%	02/15/25[1,3]	3,555,000	3,520,270
CBRE Global Investors Open-Ended Funds SCA SICAV-
SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75%	03/27/34[3]	1,155,000	1,358,416
Charles Schwab Corp. (The)
Series K, NVS
5.00%[4,8]		2,020,000	1,981,661
Citigroup, Inc.
2.98%	11/05/30[4]	2,380,000	2,214,756
3.98%	03/20/30[4]	3,600,000	3,527,608
GGAM Finance Ltd.
(Cayman Islands)
8.00%	06/15/28[1,3]	1,582,000	1,697,448
Goldman Sachs Group, Inc. (The)
1.95%	10/21/27[4]	4,295,000	4,095,443
Goldman Sachs Group, Inc. (The),
Series VAR
1.09%	12/09/26[4]	16,885,000	16,199,906
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	576,000	504,112
9.00%	06/15/30[1]	1,293,000	1,302,471
9.75%	01/15/29[1]	2,065,000	2,144,469
Morgan Stanley
(GMTN)
3.77%	01/24/29[4]	2,160,000	2,125,095
Morgan Stanley
(MTN)
1.16%	10/21/25[4]	2,382,000	2,374,904
Nationwide Building Society
(United Kingdom)
2.97%	02/16/28[1,3,4]	3,835,000	3,699,119

			63,453,388

Food — 0.72%
ELO SACA
(EMTN)
(France)
6.00%	03/22/29[3]	3,500,000	3,623,779
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%	06/01/26[1]	3,012,000	221,020
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00%	05/15/32[3]	2,940,000	2,552,529
3.75%	12/01/31[3]	781,000	718,491

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 164

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Food (continued)
6.50%	12/01/52[3]	$1,555,000	$1,659,220
6.75%	03/15/34[1,3]	2,419,000	2,680,867
Mondelez International, Inc.
0.75%	03/17/33	1,315,000	1,203,392
Pilgrim’s Pride Corp.
3.50%	03/01/32	382,000	339,782
4.25%	04/15/31	1,035,000	984,069
Post Holdings, Inc.
4.63%	04/15/30[1]	1,370,000	1,311,777
Smithfield Foods, Inc.
2.63%	09/13/31[1]	4,690,000	3,977,768

			19,272,694

Gaming — 0.02%
Flutter Treasury DAC,
(Ireland)
5.00%	04/29/29[1,3]	500,000	576,183

Health Care — 1.29%
1375209 BC Ltd.
(Canada)
9.00%	01/30/28[1,3]	3,981,000	3,949,678
Bayer U.S. Finance II LLC
4.38%	12/15/28[1]	3,059,000	3,018,548
4.63%	06/25/38[1]	2,775,000	2,522,695
4.88%	06/25/48[1]	1,915,000	1,662,300
5.50%	08/15/25[1]	2,000,000	2,004,963
Bayer U.S. Finance LLC
6.88%	11/21/53[1]	3,643,000	4,084,334
Catalent Pharma Solutions, Inc.
3.50%	04/01/30[1]	2,626,000	2,584,461
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88%	10/01/31[3]	1,000,000	942,037
Grifols SA
(Spain)
4.75%	10/15/28[1,3]	470,000	441,233
Grifols SA,
Series REGS
(Spain)
3.88%	10/15/28[3]	2,940,000	3,051,691
HAH Group Holding Co. LLC
9.75%	10/01/31[1]	1,340,000	1,351,778
Kedrion SpA
(Italy)
6.50%	09/01/29[1,3]	1,135,000	1,082,809
Lonza Finance International NV
(EMTN)
(Belgium)
3.88%	04/24/36[3]	600,000	692,059
ModivCare Escrow Issuer, Inc.
5.00%	10/01/29[1]	5,252,000	3,301,076
Prime Healthcare Services, Inc.
9.38%	09/01/29[1]	505,000	520,603
Sotera Health Holdings LLC
7.38%	06/01/31[1]	1,255,000	1,305,585

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Health Care (continued)
Universal Health Services, Inc.
1.65%	09/01/26	$1,500,000	$1,421,169
2.65%	01/15/32	590,000	508,740

			34,445,759

Health Care REITs — 0.18%
Healthcare Realty Holdings LP
2.05%	03/15/31	391,000	322,441
3.50%	08/01/26	2,257,000	2,220,210
3.63%	01/15/28	625,000	602,064
3.88%	05/01/25	1,695,000	1,679,770

			4,824,485

Industrial REITs — 0.09%
LXP Industrial Trust
2.70%	09/15/30	2,000,000	1,780,318
Prologis Euro Finance LLC
4.63%	05/23/33	610,000	734,485

			2,514,803

Industrials — 1.04%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13%	08/15/26[1,3]	867,000	782,051
5.25%	08/15/27[1,3]	4,441,000	3,342,608
Artera Services LLC
8.50%	02/15/31[1]	590,000	585,427
Berry Global, Inc.
1.65%	01/15/27	105,000	98,622
4.88%	07/15/26[1]	556,000	554,536
5.65%	01/15/34[1]	2,300,000	2,365,004
Boeing Co. (The)
5.81%	05/01/50	2,690,000	2,600,669
6.53%	05/01/34[1]	1,245,000	1,336,125
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.86%	08/15/36[2]	10,370,000	9,795,310
Honeywell International, Inc.
3.75%	03/01/36	1,670,000	1,895,375
4.13%	11/02/34	630,000	744,370
OT Merger Corp.
7.88%	10/15/29[1]	5,555,000	2,304,266
TK Elevator U.S. Newco, Inc.
5.25%	07/15/27[1]	1,345,000	1,332,066

			27,736,429

Information Technology — 0.46%
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75%	05/01/29[1]	1,005,000	1,027,660
Open Text Corp.
(Canada)
6.90%	12/01/27[1,3]	5,545,000	5,854,211

See accompanying Notes to Financial Statements.

165 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Information Technology (continued)
Uber Technologies, Inc.
4.30%	01/15/30	$5,300,000	$5,282,779

			12,164,650

Insurance — 0.64%
Acrisure LLC/Acrisure Finance, Inc.
6.00%	08/01/29[1]	1,059,000	1,022,531
Athene Global Funding
1.99%	08/19/28[1]	3,445,000	3,130,167
2.72%	01/07/29[1]	1,535,000	1,420,050
3.21%	03/08/27[1]	2,225,000	2,140,368
Farmers Exchange Capital
7.20%	07/15/48[1]	150,000	151,106
Farmers Exchange Capital II
6.15%	11/01/53[1,4]	2,500,000	2,372,453
Farmers Insurance Exchange
4.75%	11/01/57[1,4]	3,800,000	3,129,934
Nationwide Mutual Insurance Co.
7.50%	12/15/24[1,4]	3,825,000	3,835,724

			17,202,333

Materials — 0.54%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13%	02/02/33[3]	3,232,000	3,226,299
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45%	05/15/30[3]	3,600,000	3,672,013
International Flavors & Fragrances, Inc.
2.30%	11/01/30[1]	7,835,000	6,874,284
3.27%	11/15/40[1]	130,000	99,687
3.47%	12/01/50[1]	605,000	429,976
4.38%	06/01/47	150,000	126,225

			14,428,484

Office REITs — 0.15%
Hudson Pacific Properties LP
3.25%	01/15/30	1,780,000	1,350,585
3.95%	11/01/27	2,702,000	2,449,879
4.65%	04/01/29	85,000	70,631
5.95%	02/15/28	55,000	50,445

			3,921,540

Residential REITs — 0.23%
American Homes 4 Rent LP
4.30%	04/15/52	3,234,000	2,679,901
Invitation Homes Operating Partnership LP
2.70%	01/15/34	3,325,000	2,786,986
4.15%	04/15/32	144,000	137,702
5.50%	08/15/33	525,000	543,261

			6,147,850

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Retail — 0.30%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%	04/01/29[1]	$3,499,000	$3,278,700
Michaels Cos., Inc. (The)
7.88%	05/01/29[1]	5,775,000	3,401,568
Papa John’s International, Inc.
3.88%	09/15/29[1]	1,565,000	1,449,570

			8,129,838

Services — 0.11%
Adtalem Global Education, Inc.
5.50%	03/01/28[1]	25,000	24,784
Worldline SA
(France)
0.00%	07/30/26[3,9]	28,200	2,867,648

			2,892,432

Specialized REITs — 0.40%
Add Hero Holdings Ltd.,
Series IAI
(United Kingdom)
8.50%	09/30/29[3,5,6,10]	429,052	25,927
9.00%	09/30/30[3,5,6,11]	330,832	9,046
9.80%	09/30/31[3,5,6,12]	431,727	11,390
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31%	10/06/32[3]	2,100,000	2,216,475
3.18%	07/12/29[3]	395,000	479,407
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00%	05/04/28[3]	1,340,000	1,365,029
1.75%	03/12/29[3]	1,225,000	1,258,481
China Aoyuan Group Ltd.,
Series IAI
(Cayman Islands)
0.00%	09/30/28[3,5,6,9]	58,465	1,227
5.50%	09/30/31[3,5,6,7]	246,505	2,806
China Aoyuan Group Ltd.,
Series IAI (STEP-reset date 03/30/25)
(Cayman Islands)
0.00%[3,6,8]		654,162	7,532
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00%	05/02/25[3,5,6,13,14]	1,070,000	61,553
Extra Space Storage LP
2.35%	03/15/32	2,010,000	1,698,137
LEG Immobilien SE
(EMTN)
(Georgia)
0.88%	03/30/33[3]	400,000	356,986
1.50%	01/17/34[3]	100,000	91,823
Realty Income Corp.
4.88%	07/06/30	710,000	847,563
5.13%	07/06/34	1,505,000	1,856,511

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 166

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

CORPORATES (continued)

Specialized REITs (continued)
Sunac China Holdings Ltd.
(Cayman Islands)
1.00%	09/30/32[1,3,5,6,7]	$354,827	$36,075
6.00%	09/30/25[1,3,5,6,15]	303,011	38,141
6.25%	09/30/26[1,3,5,6,16]	303,747	33,214
6.50%	09/30/27[1,3,5,6,17]	608,969	60,648
6.75%	09/30/28[1,3,5,6,18]	915,668	83,848
7.00%	09/30/29[1,3,5,6,19]	917,883	73,317
7.25%	09/30/30[1,3,5,6,20]	432,211	31,959
Times China Holdings Ltd.
(Cayman Islands)
6.75%	07/08/25[3,5,6,13,14]	1,040,000	26,971
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63%	01/07/26[3,5,6,13,14]	1,810,000	18,100

			10,692,166

Transportation — 0.06%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60%	09/22/27	1,693,980	1,640,199
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24	39,142	39,142

			1,679,341

Water — 0.05%
Suez SACA
(EMTN)
(France)
2.88%	05/24/34[3]	1,300,000	1,368,959

Total Corporates
(Cost $514,639,720)			501,694,656

FOREIGN GOVERNMENT OBLIGATIONS — 1.86%

Foreign Government Obligations — 1.86%
Brazilian Government International Bond
(Brazil)
6.00%	10/20/33[3]	1,230,000	1,250,256
6.13%	01/22/32[3]	1,500,000	1,544,488
6.13%	03/15/34[3]	1,310,000	1,338,827
Colombia Government International Bond
(Colombia)
3.00%	01/30/30[3]	1,598,000	1,372,497
3.13%	04/15/31[3]	2,027,000	1,678,994
8.00%	04/20/33[3]	200,000	215,340
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55%	04/03/34[3]	2,150,000	2,297,842
Dominican Republic International Bond
(Dominican Republic)
4.50%	01/30/30[1,3]	3,900,000	3,734,638

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS (continued)

Foreign Government Obligations (continued)
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88%	09/23/32[3]	$600,000	$572,609
Finance Department Government of Sharjah
(United Arab Emirates)
6.50%	11/23/32[1,3]	1,629,000	1,752,248
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25%	08/10/29[3]	3,050,000	3,018,619
6.60%	06/13/36[3]	1,300,000	1,366,996
Hungary Government International Bond
(Hungary)
2.13%	09/22/31[1,3]	3,147,000	2,615,278
Mexico Government International Bond
(Mexico)
2.66%	05/24/31[3]	2,472,000	2,127,832
4.88%	05/19/33[3]	2,259,000	2,167,886
6.35%	02/09/35[3]	3,850,000	4,045,780
Oman Government International Bond,
Series REGS
(Oman)
5.63%	01/17/28[3]	2,640,000	2,705,376
Panama Government International Bond
(Panama)
2.25%	09/29/32[3]	700,000	543,613
3.16%	01/23/30[3]	3,006,000	2,695,048
6.40%	02/14/35[3]	460,000	471,323
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95%	04/28/31[3]	2,185,000	2,181,522
Peruvian Government International Bond
(Peru)
3.00%	01/15/34[3]	2,000,000	1,718,931
Republic of South Africa Government International Bond
(South Africa)
4.30%	10/12/28[3]	827,000	802,045
4.85%	09/30/29[3]	1,283,000	1,247,268
5.88%	06/22/30[3]	875,000	884,267
5.88%	04/20/32[3]	1,064,000	1,062,005
Romanian Government International Bond
(Romania)
6.63%	02/17/28[1,3]	450,000	471,276
Romanian Government International Bond,
Series REGS
(Romania)
3.00%	02/14/31[3]	4,400,000	3,848,689

Total Foreign Government Obligations
(Cost $50,451,307)			49,731,493

See accompanying Notes to Financial Statements.

167 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED — 60.40%**

Non-Agency Commercial Mortgage-Backed — 9.45%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28%	08/10/35[1]	$7,801,704	$7,707,079
245 Park Avenue Trust,
Series 2017-245P, Class A
3.51%	06/05/37[1]	5,000,000	4,782,644
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
7.54%	09/15/34[1,2]	2,744,000	2,545,705
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
6.79%	10/01/38[1,2]	2,408,122	2,338,343
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class D
3.72%	04/14/33[1,4]	3,407,500	3,314,123
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2015-200P, Class F
3.72%	04/14/33[1,4]	4,000,000	3,844,021
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23%	08/10/38[1,4]	7,985,000	7,668,147
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(CME Term SOFR 1-Month plus 2.01%)
7.11%	03/15/37[1,2]	5,000,000	4,991,830
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.57%	01/15/32[1,4]	98,610,000	855,777
Blackstone Industrial Portfolio - Proj Foxtrot
2.23%	04/09/25[2,5,6]	2,602,462	2,560,042
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.67%	03/11/44[1,4]	5,000,000	4,517,573
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(CME Term SOFR 1-Month plus 4.00%)
9.10%	10/15/38[1,2]	7,980,000	7,868,970
BX Trust,
Series 2019-OC11, Class A
3.20%	12/09/41[1]	7,060,000	6,569,300
BX Trust,
Series 2021-LBA, Class EJV
(CME Term SOFR 1-Month plus 2.11%)
7.21%	02/15/36[1,2]	1,500,000	1,472,329
BX Trust,
Series 2024-PAT, Class A
(CME Term SOFR 1-Month plus 2.09%)
7.19%	03/15/41[1,2]	5,236,000	5,262,752
BXHPP Trust,
Series 2021-FILM, Class E
(CME Term SOFR 1-Month plus 2.11%)
7.21%	08/15/36[1,2]	3,917,000	3,541,296

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(CME Term SOFR 1-Month plus 2.85%)
7.94%	12/15/37[1,2]	$9,700,000	$9,613,377
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(CME Term SOFR 1-Month plus 3.55%)
8.64%	12/15/37[1,2]	8,503,000	8,351,931
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.48%	08/10/49[4]	56,908,050	845,904
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.39%	02/10/48[4]	25,030,258	34,384
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.29%	10/15/45[4]	59,404,062	654,876
Commercial Mortgage Trust,
Series 2013-CR8, Class F
4.00%	06/10/46[1,4]	5,221,000	5,068,612
Commercial Mortgage Trust,
Series 2017-PANW, Class D
4.34%	10/10/29[1,4]	4,440,000	4,061,490
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.72%	02/10/37[1,4]	68,872,262	1,099
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.70%	06/15/52[4]	88,909,431	5,018,110
CSMC,
Series 2021-BPNY, Class A
(CME Term SOFR 1-Month plus 3.83%)
8.93%	08/15/26[1,2]	12,253,472	10,886,596
DOLP Trust,
Series 2021-NYC, Class D
3.70%	05/10/41[1,4]	4,740,000	3,775,043
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.96%	10/15/43[1,2]	3,145,000	2,581,563
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F
4.09%	12/10/36[1,4]	2,410,000	2,365,781
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(SOFR30A plus 2.41%)
7.76%	10/25/29[1,2]	685,859	639,332
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(SOFR30A plus 2.36%)
7.71%	12/25/29[1,2]	1,328,890	1,231,561
FREMF Mortgage Trust,
Series 2020-KF88, Class C
(SOFR30A plus 9.11%)
14.46%	09/25/30[1,2]	3,435,756	3,476,421

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 168

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Grace Trust,
Series 2020-GRCE, Class A
2.35%	12/10/40[1]	$8,000,000	$6,938,187
Grace Trust,
Series 2020-GRCE, Class D
2.77%	12/10/40[1,4]	2,950,000	2,430,992
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45%	02/10/37[1,4]	40,999,000	3,186
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
7.89%	03/15/28[1,2]	5,160,000	5,180,354
GSCG Trust,
Series 2019-600C, Class G
4.12%	09/06/34[1,4]	9,212,000	192,886
Hilton USA Trust,
Series 2016-HHV, Class F
4.33%	11/05/38[1,4]	7,840,000	7,488,596
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04%	12/10/41[1,4]	6,555,000	5,965,043
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04%	12/10/41[1,4]	6,891,000	5,213,784
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38%	03/15/32[1]	11,770,000	10,425,195
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
10.11%	04/15/37[1,2]	5,320,724	3,911,369
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
8.16%	03/15/38[1,2]	5,724,843	5,522,831
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
7.95%	12/15/35[1,2]	6,000,000	5,994,200
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
9.30%	12/15/35[1,2]	4,481,000	4,454,812
MKT Mortgage Trust,
Series 2020-525M, Class C
3.04%	02/12/40[1,4]	4,970,000	3,752,245
MKT Mortgage Trust,
Series 2020-525M, Class D
3.04%	02/12/40[1,4]	7,500,000	5,247,520
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.29%	02/12/40[1,4]	147,585,000	1,504,430
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.11%	04/15/48[4]	62,847,066	55,079

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.82%	05/15/48[4]	$98,251,327	$286,717
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.42%	07/11/40[1,4]	2,500,000	2,288,365
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46%	01/15/43[1,4]	1,095,000	911,889
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.74%	03/15/39[1,2]	5,335,000	5,346,045
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(CME Term SOFR 1-Month plus 1.36%)
6.46%	01/15/36[1,2]	2,630,000	2,457,497
PGA Trust,
Series 2024-RSR2, Class A
(CME Term SOFR 1-Month plus 1.89%)
6.99%	06/15/39[1,2]	8,873,000	8,855,152
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14%	01/05/43[1,4]	1,840,000	1,625,888
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53%	01/05/43[1,4]	10,000,000	7,727,130
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.53%	01/05/43[1,4]	13,330,000	9,730,440
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
8.45%	01/15/39[1,2]	5,000,000	4,733,666
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.72%	03/15/59[4]	73,115,374	1,133,573
Westfield Galleria at Roseville
8.58%	03/29/25[4,5,6]	4,300,000	4,315,910
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.48%	06/15/46[4]	1,499,177	14
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.53%	10/15/57[4]	26,193,197	354

			252,139,360

Non-Agency Mortgage-Backed — 28.50%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.27%	06/25/36[2]	4,296,380	3,175,922
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.29%	12/25/36[2]	51,082,824	13,466,674

See accompanying Notes to Financial Statements.

169 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.29%	03/25/37[2]	$27,082,539	$11,777,687
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.73%	03/25/37[2]	2,147,913	881,368
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
4.60%	08/25/35[4]	1,099,787	882,425
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
5.49%	03/25/37[4]	1,009,959	819,520
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00%	01/25/36	5,146,542	2,952,500
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.60%	01/25/36[2]	2,259,356	2,123,011
Alternative Loan Trust,
Series 2006-HY12, Class A5
4.46%	08/25/36[4]	1,689,899	1,575,489
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	03/25/46[2]	7,372,258	6,552,306
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(CME Term SOFR 1-Month plus 0.51%)
5.37%	03/25/46[2]	2,285,400	1,999,647
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.33%	04/25/36[2]	37,368,469	11,315,489
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(CME Term SOFR 1-Month plus 1.36%)
6.22%	06/25/37[2]	15,231,604	11,033,191
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.97%	06/25/37[2]	2,796,464	2,305,384
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
5.94%	12/25/34[2]	974,549	902,534
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(CME Term SOFR 1-Month plus 0.59%)
2.92%	07/25/36[2]	7,303,464	7,111,282

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50%	10/25/33	$323,172	$322,362
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.20%	05/20/36[4]	552,477	497,129
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
4.92%	05/27/36[1,4]	7,799,289	7,514,659
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
5.07%	12/25/35[4]	497,069	453,497
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.33%	03/25/37[2]	2,203,269	1,953,024
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
4.16%	04/25/35[4]	594,115	543,161
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(CME Term SOFR 1-Month plus 0.65%)
5.51%	10/25/35[2]	4,382,702	3,900,358
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
7.08%	10/25/35[2]	741,021	704,784
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50%	09/25/35[4]	242,115	232,484
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00%	03/25/36	6,530	6,530
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(CME Term SOFR 1-Month plus 0.51%)
5.37%	09/25/47[2]	3,958,184	3,690,503
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(CME Term SOFR 1-Month plus 0.32%)
5.18%	06/25/37[2]	3,105,368	2,944,957
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.21%	10/25/36[2]	14,364,300	13,017,306
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
5.49%	02/25/36[2]	331,117	328,280
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 11/25/24)
4.25%	08/25/54[1]	6,218,745	5,839,633
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
6.56%	02/25/37[4]	309,347	301,254

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 170

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2019-R3, Class A
2.63%	06/25/58[1,4]	$5,047,575	$4,673,985
CIM Trust,
Series 2020-R1, Class A1
2.85%	10/27/59[1,4]	8,970,867	8,066,123
CIM Trust,
Series 2020-R3, Class A1A
4.00%	01/26/60[1,4]	5,252,922	5,037,584
CIM Trust,
Series 2020-R6, Class A1A
2.25%	12/25/60[1,4]	4,286,604	3,831,435
CIM Trust,
Series 2020-R7, Class A1A
2.25%	12/27/61[1,4]	6,667,310	5,986,777
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 11/25/24)
5.57%	06/25/57[1]	2,011,226	2,012,799
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 11/25/24)
2.82%	10/25/61[1]	8,855,254	8,820,793
CIM Trust,
Series 2021-R3, Class A1B
1.95%	06/25/57[1,4]	18,287,000	14,427,766
CIM Trust,
Series 2021-R4, Class A1A
2.00%	05/01/61[1,4]	8,657,574	7,818,690
CIM Trust,
Series 2021-R4, Class A1B
2.00%	05/01/61[1,4]	10,243,493	7,785,398
CIM Trust,
Series 2021-R5, Class A1A
2.00%	08/25/61[1,4]	7,907,767	6,801,823
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 11/25/24)
6.00%	06/25/62[1]	10,146,780	10,302,699
CIM Trust,
Series 2023-R1, Class A1A
5.40%	04/25/62[1,4]	11,327,679	10,996,868
CIM Trust,
Series 2023-R3, Class A1B
4.50%	01/25/63[1,4]	11,509,316	9,410,019
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.23%	11/25/35[2]	36,106	30,392
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.29%	12/25/36[2]	5,917,916	4,046,523
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(CME Term SOFR 1-Month plus 0.57%)
5.43%	12/25/36[2]	6,324,491	4,325,296

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(CME Term SOFR 1-Month plus 0.69%)
5.55%	04/25/35[2]	$2,171,060	$2,039,979
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
6.53%	11/25/33[4]	175,578	169,072
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
4.25%	06/25/34[4]	27,779	26,718
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23%	04/25/61[1]	442,300	386,232
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00%	10/25/21	20,021	5,371
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.67%	04/25/61[1,4]	10,465,127	9,284,175
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 11/25/24)
3.03%	12/25/36	609,867	515,264
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(CME Term SOFR 1-Month plus 0.33%)
5.19%	11/25/36[2]	6,751,654	3,083,488
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 11/25/24)
3.19%	01/25/37	2,384,370	692,994
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
2.94%	04/25/37[2]	120,373	119,118
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.14%	04/25/37[2]	1,206,488	771,657
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 11/25/24)
3.55%	02/25/37	3,783,791	2,306,363
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 11/25/24)
3.55%	02/25/37	905,619	552,009
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 11/25/24)
3.30%	03/25/37	5,162,589	1,854,867
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50%	02/25/36	2,409,236	2,138,018
CSMC Trust,
Series 2021-RPL7, Class A1
1.93%	07/27/61[1,4]	6,700,494	6,683,976

See accompanying Notes to Financial Statements.

171 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
CSMCM Trust,
Series 2018-SP3, Class CERT
4.97%	10/25/58[1,4]	$11,521,269	$10,071,068
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.80%	01/19/45[2]	391,436	300,205
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.69%)
5.66%	10/19/45[2]	3,108,759	2,795,404
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.28%	10/19/36[2]	5,091,848	3,181,817
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.22%	03/19/37[2]	1,100,186	955,258
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.14%	09/25/39[1,2]	5,203,196	5,415,157
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.38%	10/25/41[1,2]	2,500,000	2,578,893
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.29%	10/25/36[2]	11,233,380	7,463,791
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.39%	12/25/37[2]	638,575	582,753
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
4.71%	03/25/36[2]	513,375	512,501
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(CME Term SOFR 1-Month plus 0.52%)
5.37%	04/25/36[2]	3,860,000	3,099,093
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.47%	06/25/36[2]	10,218,000	9,311,344
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.41%	01/25/38[2]	3,675,956	1,933,562
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.17%	03/25/37[2]	506,871	244,374

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.76%	09/25/34[4]	$82,628	$84,841
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.76%	09/25/34[4]	127,056	130,460
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.85%	12/25/35[4]	608,031	504,157
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.62%	02/25/36[4]	813,127	524,729
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
6.57%	05/25/35[4]	734,709	677,804
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.97%	09/25/35[4]	1,015,423	898,159
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.83%	10/25/35[4]	1,386,954	827,724
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.08%	11/25/35[4]	763,023	667,996
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
4.17%	09/25/35[4]	1,180,531	768,877
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
5.74%	11/25/35[4]	478,779	374,303
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
7.28%	08/25/37[4]	50,140	15,454
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.33%	12/25/33[1,2]	4,587,635	4,682,880
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.13%	01/25/42[1,2]	3,485,000	3,536,000
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.84%	09/19/35[4]	805,720	643,071
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.62%	04/19/36[4]	2,552,261	2,086,719
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14%	03/20/30[4]	3,873,111	2,519,967
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.51%)
5.37%	03/25/47[2]	7,672,633	7,073,600

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 172

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
GSAMP Trust,
Series 2007-FM2, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.11%	01/25/37[2]	$16,333,173	$9,622,259
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.39%, 5.50% Cap)
0.53%	09/25/35[2,5,6]	9,208	553
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
6.21%	07/25/35[4]	254,566	243,414
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
4.39%	04/25/36[4]	157,339	105,480
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.70%	11/19/35[2]	841,607	564,459
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.50%	09/19/46[2]	7,704,594	6,466,717
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(CME Term SOFR 1-Month plus 0.31%)
5.28%	08/19/37[2]	8,612,291	7,197,750
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(CME Term SOFR 1-Month plus 0.81%)
5.67%	03/25/36[2]	590,642	586,364
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
5.60%	11/25/35[2]	461,744	457,152
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.25%	10/25/36[2]	10,598,544	3,032,117
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(CME Term SOFR 1-Month plus 0.37%)
5.23%	12/25/36[2]	25,410,151	10,117,628
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(CME Term SOFR 1-Month plus 0.21%)
5.07%	07/25/36[2]	9,743,134	4,274,867
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.31%)
5.17%	07/25/36[2]	10,783,772	4,763,847
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(CME Term SOFR 1-Month plus 0.61%)
5.47%	07/25/36[2]	9,429,904	4,247,739

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Impac CMB Trust,
Series 2005-2, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.49%	04/25/35[2]	$1,465,006	$1,408,545
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(CME Term SOFR 1-Month plus 0.67%)
5.53%	07/25/35[2]	7,406,607	5,338,630
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.85%	10/25/35[4]	1,667,091	1,350,338
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(CME Term SOFR 1-Month plus 0.65%)
5.51%	10/25/36[2]	4,694,911	1,933,004
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(CME Term SOFR 1-Month plus 0.61%)
5.47%	05/25/46[2]	9,299,487	9,236,415
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.53%	06/25/36[4]	2,541,663	2,216,191
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.33%	07/25/37[2]	10,651,365	9,959,717
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49%	09/25/28	10,528	10,481
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(CME Term SOFR 1-Month plus 0.24%)
5.10%	12/25/36[2]	6,561,700	4,113,143
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(CME Term SOFR 1-Month plus 0.26%)
5.12%	12/25/36[2]	8,383,423	4,490,413
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.93%	05/25/36[4]	14,848	12,698
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(CME Term SOFR 1-Month plus 1.86%)
6.71%	01/28/70[1,2]	4,554	4,559
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.27%	11/25/35[2]	395,888	392,193
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
5.47%	08/25/46[2]	10,624,284	9,132,321

See accompanying Notes to Financial Statements.

173 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(CME Term SOFR 1-Month plus 0.53%)
5.39%	06/25/46[2]	$3,153,789	$2,981,423
Lehman XS Trust,
Series 2007-18N, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
6.67%	10/25/37[2]	2,520,934	2,368,682
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(CME Term SOFR 1-Month plus 0.47%)
5.33%	03/25/46[2]	5,467,837	4,394,841
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.19%	10/25/36[2]	47,294,291	15,482,174
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.41%	11/25/33[4]	68,326	67,230
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
6.34%	10/25/34[4]	58,862	58,604
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
5.85%	04/25/34[4]	19,577	18,750
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
5.92%	12/25/46[2]	15,018,298	10,758,170
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(CME Term SOFR 1-Month plus 0.47%)
5.33%	02/25/36[2]	15,532,600	5,401,819
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.25%	05/25/37[2]	3,150,000	2,652,256
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.21%)
5.07%	01/25/37[2]	15,721,640	4,287,130
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
5.63%	04/25/37[2,5,6]	883,581	37,112
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(CME Term SOFR 1-Month plus 0.53%)
5.39%	04/25/37[2]	6,164,575	5,056,390
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.47%	04/25/37[2]	15,843,820	6,349,249

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.47%	07/25/37[2]	$371,686	$370,313
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(CME Term SOFR 1-Month plus 0.96%)
5.82%	10/25/37[2]	21,129,389	12,557,084
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.05%	10/25/33[4]	60,177	58,748
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
6.78%	08/25/36[2]	535,700	476,695
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(CME Term SOFR 1-Month plus 0.69%)
5.55%	02/25/36[2]	506,751	502,255
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.27%	06/25/36[2]	8,579,002	4,446,558
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.59%)
5.45%	06/25/36[2]	9,151,858	4,774,875
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.30%)
5.16%	05/25/37[2]	19,074,489	14,685,432
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(CME Term SOFR 1-Month plus 0.63%)
5.49%	04/25/36[2]	10,802,442	7,423,507
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.76%	09/25/34[4]	113,273	110,480
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25%	02/25/21	33,394	30,264
MortgageIT Trust,
Series 2005-2, Class 2A
(CME Term SOFR 1-Month plus 1.76%)
6.97%	05/25/35[2]	464,347	438,447
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	02/25/36[2]	115,522	114,331
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
5.52%	08/25/35[4]	1,278,616	1,179,802
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16%	09/15/29[4]	10,211,723	1,811,224

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 174

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.29%)
5.15%	04/25/37[2]	$12,049,800	$6,987,026
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(CME Term SOFR 1-Month plus 0.28%)
5.14%	05/25/37[2]	17,196,519	9,236,926
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(CME Term SOFR 1-Month plus 0.53%)
5.39%	01/25/37[2]	2,585,219	2,501,281
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(CME Term SOFR 1-Month plus 0.71%)
5.57%	05/25/37[2]	5,012,664	4,459,790
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.28%	06/25/47[2]	4,180,973	3,895,774
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 10/25/24)
6.50%	06/25/52[1]	16,833,000	16,417,334
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 10/25/24)
3.72%	07/25/51[1]	12,876,549	12,776,208
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 10/25/24)
2.36%	10/25/26[1]	12,058,468	12,068,833
PRPM, LLC,
Series 2021-8, Class A1
4.74%	09/25/26[1,4]	6,831,809	6,798,145
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00%	09/25/34	20,674	20,531
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
5.38%	12/25/35[4]	1,183,096	1,036,803
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.63%	04/25/35[4]	481	479
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
5.79%	07/25/35[4]	383,584	364,198
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
5.55%	07/25/35[4]	481,289	268,782
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75%	09/25/21	2,284	1,386
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00%	11/25/36	296,892	236,147

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(CME Term SOFR 1-Month plus 0.31%)
5.17%	05/25/37[2]	$12,871,837	$12,131,256
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.35%	07/25/37[2]	6,280,823	5,737,775
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37[4,5,6]	1,257,196	6,255
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00%	09/25/36	4,932,191	1,593,453
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.75%	04/25/37[4]	185,519	97,573
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.21%	05/25/47[2]	11,931,843	8,584,534
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 11/25/24)
2.83%	01/25/36	3,364,968	2,871,221
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.35%	11/25/36[1,2]	8,196,705	3,775,362
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.43%	02/25/37[2]	5,508,327	2,352,113
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(CME Term SOFR 1-Month plus 0.51%)
5.37%	05/25/37[2]	8,945,069	5,506,478
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.27%	12/25/36[2]	5,277,293	2,587,327
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(CME Term SOFR 1-Month plus 0.32%)
5.18%	06/25/37[2]	17,065,283	11,526,106
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(CME Term SOFR 1-Month plus 0.37%)
5.23%	02/25/37[2]	940,260	272,805
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(CME Term SOFR 1-Month plus 0.34%)
5.20%	04/25/37[2]	18,463,967	13,483,524
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.60%	09/25/34[4]	219,064	213,223

See accompanying Notes to Financial Statements.

175 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.86%	03/25/34[4]	$503,739	$477,904
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.63%	06/25/35[4]	166,614	146,595
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
4.99%	04/25/35[4]	1,682,606	1,542,500
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(CME Term SOFR 1-Month plus 0.91%)
5.77%	07/25/34[2]	6,169,253	6,309,655
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.53%)
5.39%	05/25/36[2]	173,810	116,685
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.09%	08/25/36[2]	5,519,981	4,856,191
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(CME Term SOFR 1-Month plus 1.61%)
6.82%	02/25/35[2]	18,036	18,939
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(CME Term SOFR 1-Month plus 1.86%)
7.07%	03/25/35[2]	678,062	653,942
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
5.03%	10/25/37[4]	615,208	542,676
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
5.35%	01/25/37[4]	11,451	11,116
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.64%	06/25/57[1,4]	8,650,000	7,706,259
Towd Point Mortgage Trust,
Series 2019-1, Class B1
3.78%	03/25/58[1,4]	7,087,000	5,996,720
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 10/25/24)
5.24%	02/27/51[1]	5,078,714	5,086,113
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.19%	01/25/37[2]	4,869,736	2,276,094
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.41%	02/25/37[2]	27,499,546	8,802,253
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(CME Term SOFR 1-Month plus 0.83%)
5.69%	11/25/34[2]	86,294	83,619

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.34%	01/25/35[4]	$271,226	$250,857
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.85%	12/25/35[4]	9,452	8,656
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.81%	12/25/35[4]	716,967	654,793
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.63%	01/25/45[2]	256,522	258,000
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus 1.00%)
6.12%	02/25/46[2]	2,875,982	2,655,612
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.52%	05/25/46[2]	1,198,726	1,105,604
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
6.10%	07/25/46[2]	2,420,781	2,232,408
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.82%	03/25/37[4]	1,378,904	1,121,222
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.45%	01/25/47[2]	3,981,783	3,557,004
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25%	11/25/37	1,118,180	991,475
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.75%)
5.61%	03/25/37[2]	4,690,000	4,472,164
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
7.40%	10/25/36[4]	220,717	198,860
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
6.34%	04/25/36[4]	57,600	55,197

			760,761,182

U.S. Agency Commercial Mortgage-Backed — 0.75%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.10%	07/25/39[4]	9,695,351	181,849

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 176

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04%	04/25/36[4]	$5,125,796	$256
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.72%	01/25/39[4]	17,132,807	91,376
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70%	03/25/29[4]	117,375,779	2,827,796
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.14%	07/25/33[4]	14,520,699	854,955
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K041, Class X3 (IO)
1.70%	11/25/42[4]	160,569,309	197,500
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.69%	02/25/43[4]	58,000,000	162,713
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.67%	10/25/43[4]	44,864,940	737,266
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K053, Class X3 (IO)
1.70%	03/25/44[4]	78,150,000	1,587,164
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.28%	01/25/26[4]	50,476,917	557,391
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.70%	04/25/44[4]	32,000,000	748,381
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.37%	05/25/26[4]	52,642,058	870,157
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.28%	07/25/26[4]	114,863,810	1,706,417
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.36%	06/25/27[4]	80,654,403	1,845,139
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.83%	09/25/26[4]	81,005,774	656,754
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.16%	03/25/26[4]	108,171,526	1,278,122

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.37%	12/25/27[4]	$49,531,000	$1,278,937
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.18%	08/25/26[4]	63,459,995	572,980
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.72%	09/25/25[4]	97,251,840	544,464
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.00%	08/16/51[4]	4,450,782	75
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11%	02/16/53[4]	18,019,278	61,320
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.07%	06/16/52[4]	27,435,450	17,817
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19%	05/16/55[4]	13,724,266	72,180
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90%	11/16/54[4]	8,218,208	230,889
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.41%	07/16/57[4]	178,450,571	2,923,538

			20,005,436

U.S. Agency Mortgage-Backed — 21.70%
Fannie Mae Pool CB0176
2.50%	04/01/51	3,223,452	2,784,682
Fannie Mae Pool FM8658
2.50%	09/01/51	7,303,519	6,308,244
Fannie Mae Pool FM9086
2.50%	10/01/51	11,730,543	10,131,074
Fannie Mae Pool FS1598
2.00%	04/01/52	15,409,687	12,747,189
Fannie Mae Pool FS6925
2.50%	12/01/51	19,230,591	16,618,576
Fannie Mae Pool FS6943
3.00%	06/01/52	24,597,585	22,077,828
Fannie Mae Pool FS7252
5.00%	11/01/53	12,833,271	12,828,756
Fannie Mae Pool FS8274
2.00%	04/01/52	17,204,458	14,231,858
Fannie Mae Pool MA4547
2.00%	02/01/52	15,881,443	13,139,719
Fannie Mae Pool MA4563
2.50%	03/01/52	24,657,550	21,295,229
Fannie Mae Pool MA4599
3.00%	05/01/52	7,321,698	6,574,029

See accompanying Notes to Financial Statements.

177 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4733
4.50%	09/01/52	$17,174,229	$16,897,016
Fannie Mae Pool MA5037
4.50%	06/01/53	2,091,519	2,056,772
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X SOFR30A plus 24.15%, 24.57% Cap)
4.79%	03/25/36[2]	9,136	11,146
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.21%	03/25/36[2]	378,048	39,051
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.66%	06/25/37[2]	20,232	1,930
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X SOFR30A plus 5.76%, 5.87% Cap)
0.48%	08/25/37[2]	45,091	3,940
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X SOFR30A plus 6.34%, 6.45% Cap)
1.06%	04/25/37[2]	412,229	42,269
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X SOFR30A plus 6.89%, 7.00% Cap)
1.61%	03/25/38[2]	30,232	3,645
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.81%	07/25/38[2]	59,920	4,893
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.21%	10/25/40[2]	22,251	2,148
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00%	10/25/42[2]	124,529	115,519
Fannie Mae REMICS,
Series 2014-49, Class CF
(SOFR30A plus 1.11%)
6.00%	07/25/43[2]	4,570,881	4,413,505
Freddie Mac Pool SD5323
4.00%	01/01/54	6,544,872	6,288,023
Freddie Mac Pool SD8199
2.00%	03/01/52	39,319,371	32,525,739
Freddie Mac Pool SD8213
3.00%	05/01/52	9,737,604	8,746,435
Freddie Mac Pool SD8220
3.00%	06/01/52	15,254,878	13,715,972
Freddie Mac Pool SD8244
4.00%	09/01/52	22,594,323	21,714,624
Freddie Mac Pool SD8256
4.00%	10/01/52	17,900,560	17,200,838

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD8265
4.00%	11/01/52	$26,635,595	$25,590,302
Freddie Mac Pool SD8275
4.50%	12/01/52	32,725,792	32,218,368
Freddie Mac Pool SD8347
4.50%	08/01/53	10,527,002	10,352,110
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X SOFR30A plus 42.09%, 42.84% Cap)
7.37%	07/15/37[2]	5,361	7,613
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X SOFR30A plus 5.78%, 5.90% Cap)
0.44%	01/15/38[2]	27,790	2,540
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X SOFR30A plus 5.79%, 5.90% Cap)
0.44%	04/15/38[2]	22,124	1,579
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00%	11/15/33[9]	7,576	6,395
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.15%	04/15/42[2]	52,534	6,371
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00%	10/25/58[9]	1,518,369	1,385,979
Ginnie Mae (TBA)
4.00%	10/20/54	23,225,000	22,457,170
4.50%	10/20/54	26,575,000	26,231,146
5.00%	10/20/54	32,600,000	32,657,213
5.50%	10/20/54	20,225,000	20,423,508
Ginnie Mae II Pool MA8427
4.50%	11/20/52	13,450,173	13,290,063
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00%	11/16/41	51,332	10,195
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60%	06/16/37[2]	303,519	5,693
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.61%, 0.62% Cap)
0.62%	07/20/35[2]	343,043	5,585
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
0.99%	09/16/43[2]	1,207,507	138,757
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00%	09/20/47	226,793	51,890

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 178

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

MORTGAGE-BACKED (continued)

U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
6.50%	02/20/54[2]	$1,031,018	$1,035,904
UMBS (TBA)
2.00%	10/01/54	15,225,000	12,579,588
2.50%	10/01/54	14,825,000	12,793,515
3.00%	10/01/54	15,000,000	13,462,785
3.50%	10/01/54	25,575,000	23,824,417
4.50%	10/01/54	26,675,000	26,233,502
5.00%	10/01/54	20,075,000	20,063,357
5.50%	10/01/54	21,450,000	21,705,255

			579,061,449

Total Mortgage-Backed
(Cost $1,850,801,006)			1,611,967,427

MUNICIPAL BONDS — 0.32%*

Florida — 0.16%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81%	10/01/34	1,000,000	863,272
2.86%	10/01/35	1,750,000	1,488,611
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35%	10/01/29	2,000,000	1,930,294

			4,282,177

New York — 0.16%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95%	08/01/32	1,000,000	976,430
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29%	03/15/33	3,100,000	3,157,083

			4,133,513

Total Municipal Bonds
(Cost $9,258,849)			8,415,690

Total Bonds — 98.08%
(Cost $2,908,328,342)			2,617,544,831

Issues		Shares	Value

COMMON STOCK — 0.40%

Communications — 0.17%
Intelsat Emergence SA3,5,6,13
(Luxembourg)		141,371	4,470,929

Finance — 0.23%
AGNC Investment Corp.		582,000	6,087,720

Specialized REITs — 0.00%
Aoyuan New Shares[3,5,6,13]
(Cayman Islands)		408,855	16,317

Issues		Shares	Value

COMMON STOCK — 0.40% (continued)

Specialized REITs — 0.00% (continued)
China Aoyuan Group Ltd.[3,13]
(Switzerland)		163,541	$6,527

			22,844

Total Common Stock
(Cost $11,876,450)			10,581,493

Issues	Maturity Date	Principal Amount/Shares	Value

SHORT-TERM INVESTMENTS — 9.72%

Money Market Funds — 9.72%
Fidelity Investments Money Market Funds - Government
Portfolio
4.83%[21,22]		15,255,815	15,255,815
TCW Central Cash Fund
0.04%[21,23]		244,190,000	244,190,000

Total Short-Term Investments
(Cost $259,445,815)			259,445,815

Total Investments - 108.20%
(Cost $3,179,650,607)			2,887,572,139

Liabilities in Excess of Other Assets - (8.20)%			(218,853,632)

Net Assets - 100.00%			$2,668,718,507

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at September 30, 2024.
[3]	Foreign denominated security issued by foreign domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $22,211,375, which is 0.83% of total net assets.
[7]	Payment-in-kind (“PIK”) security.
[8]	Perpetual security with no stated maturity date.
[9]	Zero coupon bond. The rate shown is the effective yield as of September 30, 2024.
[10]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.50% cash or 8.50% payment-in-kind interest.
[11]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.00% cash or 9.00% payment-in-kind interest.
[12]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 8.80% cash or 9.80% payment-in-kind interest.
[13]	Non-income producing security.
[14]	Security is currently in default with regard to scheduled interest or principal payments.
[15]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
[16]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
[17]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
[18]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
[19]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.

See accompanying Notes to Financial Statements.

179 / Semi-Annual Report September 2024

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

[20]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
[21]	Represents the current yield as of September 30, 2024.
[22]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,605,218.
[23]	Affiliated investment.
*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(EDC): Economic Development Corporation

(EMTN): Euro Medium-Term Note

(EUR): Euro

(GBP): British Pound

(GMTN): Global Medium-Term Note

(IO): Interest Only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-Term Note

(NVS): Non-Voting Shares

(PO): Principal Only

(REIT): Real Estate Investment Trust

(SOFR): Secured Overnight Financing Rate

(STEP): Step Coupon Bond

(TBA): To-Be-Announced

(USD): U.S. Dollar

Currency to be Purchased	Currency to be Sold	Counterparty		Settlement Date	Unrealized Appreciation (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 3,932,000	USD 4,337,775	Citibank N.A.		10/11/24	$52,668
EUR 1,955,000	USD 2,126,626	Bank of America N.A.		10/11/24	56,313
EUR 5,665,000	USD 6,198,118	Goldman Sachs International		10/11/24	127,380
GBP 181,000	USD 238,085	Citibank N.A.		10/11/24	4,698

					241,059

USD 1,741,492	EUR 1,581,000	Bank of America N.A.		10/11/24	(23,842)
USD 3,791,628	EUR 3,420,000	Goldman Sachs International		10/11/24	(27,120)
USD 64,956,865	EUR 59,731,000	Citibank N.A.		10/11/24	(1,738,338)
USD 33,421	EUR 30,000	The Bank of New York Mellon		10/11/24	(77)
USD 6,615,351	GBP 5,159,000	Goldman Sachs International		10/11/24	(304,619)

					(2,093,996)

NET UNREALIZED DEPRECIATION					$(1,852,937)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note	4,180	12/31/24	$459,310,146	$1,393,325	$1,393,325
U.S. Treasury Two-Year Note	2,897	12/31/24	603,277,619	1,586,025	1,586,025

			1,062,587,765	2,979,350	2,979,350

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond	2,005	12/19/24	(237,185,245)	305,304	305,304
U.S. Treasury Ultra Bond	524	12/19/24	(69,741,125)	500,991	500,991
Euro-Bund Future	217	12/06/24	(32,675,310)	(205,134)	(205,134)
Euro-Bobl Future	74	12/06/24	(9,914,653)	(85,990)	(85,990)
Long Gilt Future	23	12/27/24	(3,036,669)	28,762	28,762
Euro-Schatz Future	13	12/06/24	(1,554,965)	(7,416)	(7,416)
Euro-Buxl 30 Year	13	12/06/24	(1,977,239)	(2,919)	(2,919)

			(356,085,206)	533,598	533,598

TOTAL FUTURES CONTRACTS			$706,502,559	$3,512,948	$3,512,948

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 180

Unconstrained Bond Fund

Schedule of Portfolio Investments

September 30, 2024 (Unaudited)

		Received by the Fund		Paid by the Fund

Description	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized (Depreciation)

SWAPS: INTEREST RATE
Interest Rate Swap[1]	12/20/53	USD-SOFR- COMPOUND	Annual	3.52%	Annual	$21,211	$(523,356)	$—	$(523,356)

TOTAL SWAPS CONTRACTS						$21,211	$(523,356)	$—	$(523,356)

1	Centrally cleared.

See accompanying Notes to Financial Statements.

181 / Semi-Annual Report September 2024

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TCW Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND

Investments, at value - Unaffiliated (Cost $23,918,673, $5,279,523 and $285,497,901, respectively) (Note 2)	$24,813,880	$4,817,213	$284,630,982
Investments, at value - Affiliated (Cost $9,700,000, $119,000 and $33,020,000, respectively) (Note 5)	9,700,000	119,000	33,020,000
Cash and cash equivalents (Note 2)	—	976	1,304,286
Cash on deposit with brokers for collateral on swaps (Note 2)	—	10,175	—
Cash on deposit with brokers for collateral on futures (Note 2)	2,752,000	50,000	—
Receivable for securities sold	2,998,717	7,828	10,200,851
Dividends and interest receivable	122,330	41,208	1,857,156
Receivable for daily variation margin on futures contracts (Note 3)	66,011	516	—
Due from Adviser (Note 6)	18,246	20,069	7,894
Receivable for capital stock sold	10,963	21	82,732
Unrealized appreciation on foreign currency exchange contracts	—	7	1,667
Unrealized appreciation on foreign currency transactions	—	—	82
Other assets	8,634	—	14,638

Total assets	40,490,781	5,067,013	331,120,288

Liabilities:
Bank overdraft	1,412,394	—	—
Payable for securities purchased	8,513,730	21,127	34,959,360
Payable for capital stock redeemed	32,349	10,653	100,074
Unrealized depreciation on foreign currency exchange contracts	—	107	—
Unrealized depreciation on swap contracts	—	1,900	—
Payable for daily variation margin on futures contracts (Note 3)	—	4,500	—
Distributions payable	—	538	420,788
Net unrealized depreciation on unfunded commitments (Note 8)	—	—	651
Advisory fees payable (Note 6)	9,821	1,629	133,911
Accrued trustees fees and expenses	47	12	761
Accrued distribution (12b-1) and service fees payable	—	511	1,519
Administrative fees payable	30,459	21,897	46,918
Miscellaneous expense payable	11,231	11,388	12,745
Audit fees payable	21,121	14,180	17,859
Accrued other expenses	9,178	4,550	31,058

Total liabilities	10,040,330	92,992	35,725,644

Net assets	$30,450,451	$4,974,021	$295,394,644

Class M Shares:
Net assets (Applicable to 2,289,978, 265,688 and 757,672, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$30,450,451	$2,496,666	$7,185,189

Net asset value, offering and redemption price per Class M share	$13.30	$9.40	$9.48

Class I Shares:
Net assets (Applicable to 0, 263,588 and 30,396,501, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	N/A	$2,477,355	$288,209,455

Net asset value, offering and redemption price per Class I share	N/A	$9.40	$9.48

Net Assets Consist of:
Paid-in Capital (Note 9)	$27,670,673	$7,281,009	$320,359,698
Accumulated Earnings (Loss)	2,779,778	(2,306,988)	(24,965,054)

Net assets	$30,450,451	$4,974,021	$295,394,644

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 183

TCW Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND

Investments, at value - Unaffiliated (Cost $434,899,518,
$965,237,836 and $31,830,431, respectively) (Note 2)	$434,687,536	$963,438,026	$31,185,263
Investments, at value - Affiliated (Cost $46,200,000, $38,860,000 and $430,000, respectively) (Note 5)	46,200,000	38,860,000	430,000
Cash and cash equivalents (Note 2)	313,761	10,414,174	82,750
Foreign Currency, at value (Cost $0, $12,137 and $492, respectively)	—	12,137	492
Cash on deposit with brokers for collateral on swaps (Note 2)	315,411	915,962	9,118
Cash on deposit with brokers for collateral on futures (Note 2)	1,050,000	2,000,000	100,000
Dividends and interest receivable	5,798,229	3,632,772	181,774
Receivable for securities sold	4,005,299	8,924,920	402,412
Receivable for capital stock sold	380,837	2,129,390	74,635
Receivable for daily variation margin on futures contracts (Note 3)	26,156	138,818	12,156
Due from Adviser (Note 6)	17,875	235	24,998
Unrealized appreciation on foreign currency exchange contracts	11,661	48,094	—
Unrealized appreciation on foreign currency transactions	4,735	7,637	63
Other assets	26,423	1,963	—

Total assets	492,837,923	1,030,524,128	32,503,661

Liabilities:
Foreign bank overdraft (Cost $79,261, $0 and $0, respectively)	79,287	—	—
Payable for securities purchased	14,313,974	119,534,122	4,423,147
Payable for capital stock redeemed	6,461,706	21,806,575	160,865
Distributions payable	418,248	408,501	586
Unrealized depreciation on foreign currency exchange contracts	339,658	717,391	7,276
Payable for daily variation margin on futures contracts (Note 3)	235,808	599,839	22,360
Unrealized depreciation on swap contracts	—	—	1,702
Net unrealized depreciation on unfunded commitments (Note 8)	913	—	—
Advisory fees payable (Note 6)	192,659	260,305	7,997
Accrued trustees fees and expenses	971	1,743	14
Accrued distribution (12b-1) and service fees payable	22,007	2,793	1,639
Administrative fees payable	26,234	45,677	25,890
Accrued other expenses	97,352	229,603	24,795

Total liabilities	22,188,817	143,606,549	4,676,271

Net assets	$470,649,106	$886,917,579	$27,827,390

Class M Shares:
Net assets (Applicable to 11,301,146, 1,661,440 and 996,774, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$106,898,719	$15,979,113	$7,947,121

Net asset value, offering and redemption price per Class M share	$9.46	$9.62	$7.97

Class I Shares:
Net assets (Applicable to 38,467,009, 90,593,001 and 2,493,518, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$363,750,387	$870,938,466	$19,880,269

Net asset value, offering and redemption price per Class I share	$9.46	$9.61	$7.97

Net Assets Consist of:
Paid-in Capital (Note 9)	$599,130,669	$966,637,444	$30,348,937
Accumulated Earnings (Loss)	(128,481,563)	(79,719,865)	(2,521,547)

Net assets	$470,649,106	$886,917,579	$27,827,390

See accompanying Notes to Financial Statements.

184 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND

Investments, at value - Unaffiliated (Cost $1,147,905,805, $70,353,716 and $12,767,827, respectively) (Note 2)	$1,143,437,466	$64,151,344	$12,701,789
Investments, at value - Affiliated (Cost $130,640,000, $12,159,000 and $430,000, respectively) (Note 5)	130,640,000	12,159,000	430,000
Cash and cash equivalents (Note 2)	13,132,653	29,374	—
Foreign Currency, at value (Cost $3,985, $309 and $0, respectively)	3,985	309	—
Cash on deposit with brokers for collateral on swaps (Note 2)	214,970	20,747	—
Cash on deposit with brokers for collateral on futures (Note 2)	4,650,000	200,000	100,000
Receivable for securities sold	7,937,514	746,307	—
Dividends and interest receivable	4,238,161	444,418	52,460
Receivable for capital stock sold	1,027,551	69,350	—
Receivable for daily variation margin on futures contracts (Note 3)	793,377	23,333	—
Unrealized appreciation on foreign currency exchange contracts	9,910	289	—
Unrealized appreciation on foreign currency transactions	2,036	286	2
Due from Adviser (Note 6)	—	25,055	21,078
Other assets	1,848	8,686	9,572

Total assets	1,306,089,471	77,878,498	13,314,901

Liabilities:
Bank overdraft	—	—	58,022
Payable for securities purchased	242,060,161	8,629,235	1,233,142
Payable for capital stock redeemed	2,964,892	119,961	31,925
Payable for daily variation margin on futures contracts (Note 3)	1,583,054	50,047	14,633
Distributions payable	362,252	2,681	—
Unrealized depreciation on foreign currency exchange contracts	180,757	29,477	—
Unrealized depreciation on swap contracts	—	3,874	—
Advisory fees payable (Note 6)	264,489	36,485	3,818
Accrued trustees fees and expenses	4,011	118	14
Accrued distribution (12b-1) and service fees payable	20,300	8,926	117
Administrative fees payable	52,884	45,255	21,303
Accrued other expenses	305,452	48,272	22,047

Total liabilities	247,798,252	8,974,331	1,385,021

Net assets	$1,058,291,219	$68,904,167	$11,929,880

Class M Shares:
Net assets (Applicable to 15,225,470, 6,984,082 and 79,489, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$128,883,315	$43,812,332	$707,412

Net asset value, offering and redemption price per Class M share	$8.46	$6.27	$8.90

Class I Shares:
Net assets (Applicable to 109,785,916, 4,000,789 and 1,259,791, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$929,396,953	$25,091,835	$11,222,468

Net asset value, offering and redemption price per Class I share	$8.47	$6.27	$8.91

Administrative Class Shares:
Net assets (Applicable to 1,002, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$10,951	N/A	N/A

Net asset value, offering and redemption price per Administrative Class share	$10.93	N/A	N/A

Net Assets Consist of:
Paid-in Capital (Note 9)	$1,249,754,260	$79,398,910	$13,136,292
Accumulated Earnings (Loss)	(191,463,041)	(10,494,743)	(1,206,412)

Net assets	$1,058,291,219	$68,904,167	$11,929,880

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 185

TCW Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

Investments, at value - Unaffiliated (Cost $48,557,315,730, $50,933,438 and $2,935,460,607, respectively) (Note 2)	$47,063,333,328	$50,740,936	$2,643,382,139
Investments, at value - Affiliated (Cost $1,837,370,000, $4,712,000 and $244,190,000, respectively) (Note 5)	1,837,370,000	4,712,000	244,190,000
Cash and cash equivalents (Note 2)	—	165,752	—
Foreign Currency, at value (Cost $5,623,626, $24 and $5,454,894, respectively)	5,615,453	24	5,448,935
Cash on deposit with brokers for collateral on swaps (Note 2)	155,644,719	—	6,617,829
Cash on deposit with brokers for collateral on futures (Note 2)	126,750,000	207,000	5,950,000
Receivable for securities sold	2,084,802,239	1,032,090	22,728,333
Dividends and interest receivable	212,754,404	118,868	15,925,110
Receivable for capital stock sold	64,858,972	10,756	3,219,650
Unrealized appreciation on foreign currency exchange contracts	4,675,896	—	241,059
Receivable for daily variation margin on futures contracts (Note 3)	2,232,712	36,984	1,449,055
Unrealized appreciation on swap contracts	1,705,357	—	—
Unrealized appreciation on foreign currency transactions	297,617	—	19,618
Due from Adviser (Note 6)	—	23,242	549
Other assets	41,185	4,371	14,322

Total assets	51,560,081,882	57,052,023	2,949,186,599

Liabilities:
Bank overdraft	9,016,025	—	699,511
Payable for securities purchased	8,183,822,014	9,731,570	262,553,678
Payable for capital stock redeemed	122,917,427	68,556	6,839,758
Unrealized depreciation on foreign currency exchange contracts	32,858,950	1,239	2,093,996
Payable for daily variation margin on futures contracts (Note 3)	29,452,332	37,125	2,660,280
Distributions payable	13,136,911	609	3,066,803
Unrealized depreciation on swap contracts	11,392,915	—	523,356
Premiums received for swap contracts	171,660	—	—
Advisory fees payable (Note 6)	12,694,580	9,638	1,422,635
Accrued trustees fees and expenses	149,972	223	4,232
Accrued distribution (12b-1) and service fees payable	849,998	1,554	27,966
Administrative fees payable	674,269	27,012	82,362
Accrued other expenses	7,383,800	50,827	493,515

Total liabilities	8,424,520,853	9,928,353	280,468,092

Net assets	$43,135,561,029	$47,123,670	$2,668,718,507

Class M Shares:
Net assets (Applicable to 356,300,751, 2,826,529 and 12,998,046, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$3,326,993,335	$11,769,550	$136,793,468

Net asset value, offering and redemption price per Class M share	$9.34	$4.16	$10.52

Class I Shares:
Net assets (Applicable to 2,827,202,138, 8,475,651 and 198,473,833, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$26,388,288,378	$35,354,120	$2,086,924,189

Net asset value, offering and redemption price per Class I share	$9.33	$4.17	$10.51

Class I-2 Shares:
Net assets (Applicable to 6,417,917, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$59,902,382	N/A	N/A

Net asset value, offering and redemption price per Class I-2 share	$9.33	N/A	N/A

Administrative Class Shares:
Net assets (Applicable to 67,373,125, 0 and 0, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$629,596,453	N/A	N/A

Net asset value, offering and redemption price per Administrative Class share	$9.34	N/A	N/A

Plan Class Shares:
Net assets (Applicable to 1,454,425,925, 0 and 42,338,454, shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.01 par value)	$12,730,780,481	N/A	$445,000,850

Net asset value, offering and redemption price per Plan Class share	$8.75	N/A	$10.51

See accompanying Notes to Financial Statements.

186 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

ASSETS:	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

Net Assets Consist of:
Paid-in Capital (Note 9)	$55,570,671,636	$59,592,895	$3,181,688,046
Accumulated Earnings (Loss)	(12,435,110,607)	(12,469,225)	(512,969,539)

Net assets	$43,135,561,029	$47,123,670	$2,668,718,507

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 187

TCW Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2024 (Unaudited)

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND

Investment Income:
Interest	$606,849	$105,252	$13,054,118
Dividends	71,677	2,737	678,736

Total investment income	678,526	107,989	13,732,854

Expenses:
Investment advisory fees (Note 6)	58,608	9,954	817,585
Administration fees	62,307	54,708	109,082
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	—	3,251	12,630
Professional fees	21,267	14,373	22,193
Custodian fees	15,531	22,307	13,393
Transfer agent fees	12,586	16,415	72,715
Registration and filing fees	9,673	16,430	30,373
Interest expense	5,920	6	—
Trustees’ fees and expenses	333	57	3,385
Commitment fee	116	19	1,204
Miscellaneous expenses	7,244	6,079	10,907

Total operating expenses	193,585	143,599	1,093,467
Expenses waived and reimbursed (Note 6)	(121,732)	(127,899)	(42,804)

Net expenses	71,853	15,700	1,050,663

Net investment income	606,673	92,289	12,682,191

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Unaffiliated	4,324	(40,162)	(2,241,149)
Futures contracts	1,717,669	12,000	2,824
Foreign currency exchange contracts	—	—	30,952
Foreign currency transactions	—	5	(24,046)
Swap contracts	—	134	—

Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	749,031	239,494	1,929,090
Futures contracts	30,371	10,327	350
Foreign currency exchange contracts	—	(100)	(13,450)
Foreign currency transactions	—	—	(6,118)
Swap contracts	—	(2,798)	—

Net realized and change in unrealized gain (loss) on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	2,501,395	218,900	(321,547)

Net Increase in Net Assets from Operations	$3,108,068	$311,189	$12,360,644

See accompanying Notes to Financial Statements.

188 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2024 (Unaudited)

	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND

Investment Income:
Interest	$16,118,870	$20,258,308	$631,388
Dividends	923,132	1,277,479	31,058

Total investment income	17,042,002	21,535,787	662,446

Expenses:
Investment advisory fees (Note 6)	1,156,494	1,633,151	46,210
Administration fees	71,697	99,952	63,894
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	136,720	18,172	8,904
Transfer agent fees	149,854	376,707	25,675
Registration and filing fees	28,852	35,982	20,458
Professional fees	23,250	28,811	14,670
Custodian fees	15,944	41,267	30,326
Trustees’ fees and expenses	5,254	10,819	288
Commitment fee	1,858	3,982	106
Interest expense	—	—	685
Miscellaneous expenses	29,254	31,857	6,534

Total operating expenses	1,619,177	2,280,700	217,750
Expenses waived and reimbursed (Note 6)	(94,664)	(632)	(144,892)

Net expenses	1,524,513	2,280,068	72,858

Net investment income	15,517,489	19,255,719	589,588

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Affiliated	(26,920,367)	—	—
Investments - Unaffiliated	(3,534,606)	14,231,106	174,186
Futures contracts	1,713,782	1,301,085	3,251
Foreign currency exchange contracts	370,078	647,394	(376)
Foreign currency transactions	(125,232)	(194,218)	1,658
Swap contracts	—	—	125
Net change in unrealized appreciation
(depreciation) on:
Investments - Affiliated	27,171,821	—	—
Investments - Unaffiliated	9,850,296	9,113,917	699,541
Futures contracts	133,311	1,178,153	47,980
Foreign currency exchange contracts	(545,251)	(1,084,119)	(7,434)
Foreign currency transactions	2,563	8,095	63
Swap contracts	—	—	(2,507)

Net realized and change in unrealized gain on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	8,116,395	25,201,413	916,487

Net Increase in Net Assets from Operations	$23,633,884	$44,457,132	$1,506,075

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 189

TCW Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2024 (Unaudited)

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND

Investment Income:
Interest	$26,642,086	$2,839,742	$360,625
Dividends	1,220,772	89,863	8,098

Total investment income	27,862,858	2,929,605	368,723

Expenses:
Investment advisory fees (Note 6)	1,708,408	231,626	19,523
Administration fees	115,178	90,453	55,687
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	138,459	59,304	404
Administrative Class	21	—	—
Transfer agent fees	522,620	50,261	16,500
Custodian fees	38,387	26,321	11,678
Registration and filing fees	33,387	22,230	19,676
Professional fees	29,510	21,253	11,436
Trustees’ fees and expenses	13,701	848	91
Commitment fee	4,446	319	30
Interest expense	—	—	6
Miscellaneous expenses	46,811	10,882	6,069

Total operating expenses	2,650,928	513,497	141,100
Expenses waived and reimbursed (Note 6)	(7,656)	(171,488)	(116,839)

Net expenses	2,643,272	342,009	24,261

Net investment income	25,219,586	2,587,596	344,462

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Unaffiliated	2,910,779	295,204	203,954
Futures contracts	(742,549)	81,128	115,517
Foreign currency exchange contracts	562,763	30,554	—
Foreign currency transactions	(4,865)	(5,064)	—
Swap contracts	—	248	—
Net change in unrealized appreciation
(depreciation) on:
Investments - Unaffiliated	18,081,519	585,938	328,072
Futures contracts	4,322,765	99,441	4,518
Foreign currency exchange contracts	(460,659)	(47,598)	—
Foreign currency transactions	3,427	9,673	—
Swap contracts	—	(5,704)	—

Net realized and change in unrealized gain on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	24,673,180	1,043,820	652,061

Net Increase in Net Assets from Operations	$49,892,766	$3,631,416	$996,523

See accompanying Notes to Financial Statements.

190 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Operations

For the Period Ended September 30, 2024 (Unaudited)

	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND

Investment Income:
Interest	$1,080,312,119	$1,061,267	$94,923,130
Dividends	35,686,761	52,970	2,485,365

Total investment income	1,115,998,880	1,114,237	97,408,495

Expenses:
Investment advisory fees (Note 6)	81,398,517	60,947	8,388,311
Administration fees	1,539,147	60,571	181,669
Distribution (12b-1) and service fees - class specific (Note 7):
Class M	3,722,890	9,955	172,216
Administrative Class	2,002,181	—	—
Transfer agent fees	12,847,779	36,485	785,510
Interest expense	1,717,124	—	—
Trustees’ fees and expenses	552,432	569	28,620
Custodian fees	497,310	16,508	77,693
Professional fees	322,178	21,040	58,205
Registration and filing fees	257,232	23,846	57,339
Commitment fee	243,936	120	10,001
Miscellaneous expenses	1,696,728	9,492	91,088

Total operating expenses	106,797,454	239,533	9,850,652
Expenses waived and reimbursed (Note 6)	—	(146,690)	(2,703)

Net expenses	106,797,454	92,843	9,847,949

Net investment income	1,009,201,426	1,021,394	87,560,546

Realized and Change in Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Currency Exchange Contracts, Foreign Currency Transactions and Swap Contracts:
Net realized gain (loss) on:
Investments - Affiliated	(64,597,088)	—	—
Investments - Unaffiliated	456,037,669	428,515	(9,389,394)
Futures contracts	65,670,065	(176,073)	139,343
Foreign currency exchange contracts	35,993,152	26,145	2,018,354
Foreign currency transactions	(9,358,447)	(37,606)	(356,506)
Swap contracts	5,494,139	—	36,942
Net change in unrealized appreciation
(depreciation) on:
Investments - Affiliated	65,187,440	—	—
Investments - Unaffiliated	921,510,819	496,652	59,060,197
Futures contracts	58,090,378	130,052	6,286,914
Foreign currency exchange contracts	(50,842,038)	(14,483)	(3,167,403)
Foreign currency transactions	1,523,028	50	(6,696)
Swap contracts	(18,197,618)	—	(770,689)

Net realized and change in unrealized gain on investments, futures contracts, foreign currency exchange contracts, foreign currency transactions and swap contracts	1,466,511,499	853,252	53,851,062

Net Increase in Net Assets from Operations	$2,475,712,925	$1,874,646	$141,411,608

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 191

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	ALPHATRAK 500 FUND		CORPORATE BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$606,673	$1,285,197	$92,289	$217,484
Net realized gain (loss) on investments	4,324	(415,975)	(40,162)	(570,096)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	1,717,669	6,433,475	12,139	(22,807)
Net change in unrealized appreciation on investments	749,031	1,285,422	239,494	528,470
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	30,371	(1,182,472)	7,429	(4,167)

Net increase in net assets resulting from operations	3,108,068	7,405,647	311,189	148,884

Distributions to Shareholders:
Class M	(686,146)	(1,228,684)	(47,609)	(114,651)
Class I	—	—	(46,421)	(102,270)

Total Distributions	(686,146)	(1,228,684)	(94,030)	(216,921)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	673,072	3,240,665	111,199	142,998
Shares issued in reinvestment of distributions	686,135	1,228,235	47,579	114,650
Cost of shares redeemed	(3,472,349)	(9,465,645)	(580,945)	(1,705,604)

Total Class M capital share transactions	(2,113,142)	(4,996,745)	(422,167)	(1,447,956)

Class I:
Proceeds from sale of shares	—	—	—	323,768
Shares issued in reinvestment of distributions	—	—	42,953	93,392
Cost of shares redeemed	—	—	(51,702)	(879,250)

Total Class I capital share transactions	—	—	(8,749)	(462,090)

Net (decrease) in net assets derived from capital share transactions	(2,113,142)	(4,996,745)	(430,916)	(1,910,046)

Net increase (decrease) in net assets	308,780	1,180,218	(213,757)	(1,978,083)
Net assets at beginning of period	30,141,671	28,961,453	5,187,778	7,165,861

Net assets at end of period	$30,450,451	$30,141,671	$4,974,021	$5,187,778

See accompanying Notes to Financial Statements.

192 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	FLOATING RATE INCOME FUND		HIGH YIELD BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$12,682,191	$29,723,795	$15,517,489	$33,566,432
Net realized (loss) on investments	(2,241,149)	(4,305,117)	(30,454,973)	(17,002,189)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	9,730	539	1,958,628	(1,856,542)
Net change in unrealized appreciation on investments	1,929,090	11,395,269	37,022,117	27,018,172
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(19,218)	19,954	(409,377)	339,629

Net increase in net assets resulting from operations	12,360,644	36,834,440	23,633,884	42,065,502

Distributions to Shareholders:
Class M	(414,056)	(915,742)	(3,459,748)	(7,978,484)
Class I	(12,030,166)	(28,847,128)	(11,622,190)	(25,617,093)
Plan Class	(221)	(511)	—	—

Total Distributions	(12,444,443)	(29,763,381)	(15,081,938)	(33,595,577)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	3,724,199	5,872,845	29,288,319	28,953,228
Shares issued in reinvestment of distributions	368,433	827,603	3,322,602	7,661,376
Cost of shares redeemed	(6,421,961)	(8,403,470)	(39,111,770)	(61,238,115)

Total Class M capital share transactions	(2,329,329)	(1,703,022)	(6,500,849)	(24,623,511)

Class I:
Proceeds from sale of shares	35,133,618	36,817,127	43,449,276	114,335,825
Shares issued in reinvestment of distributions	9,216,183	22,377,284	9,152,603	20,462,368
Cost of shares redeemed	(48,582,007)	(101,940,658)	(51,713,940)	(146,132,953)

Total Class I capital share transactions	(4,232,206)	(42,746,247)	887,939	(11,334,760)

Plan Class:
Proceeds from sale of shares	—	9,995	—	—
Shares issued in reinvestment of distributions	163	511	—	—
Cost of shares redeemed	(10,857)	—	—	—

Total Plan Class capital share transactions	(10,694)	10,506	—	—

Net (decrease) in net assets derived from capital share transactions	(6,572,229)	(44,438,763)	(5,612,910)	(35,958,271)

Net increase (decrease) in net assets	(6,656,028)	(37,367,704)	2,939,036	(27,488,346)
Net assets at beginning of period	302,050,672	339,418,376	467,710,070	495,198,416

Net assets at end of period	$295,394,644	$302,050,672	$470,649,106	$467,710,070

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 193

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	INTERMEDIATE BOND FUND		INVESTMENT GRADE CREDIT FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$19,255,719	$41,617,615	$589,588	$720,616
Net realized gain (loss) on investments	14,231,106	(19,886,504)	174,186	(750,193)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	1,754,261	(7,638,038)	4,658	(48,721)
Net change in unrealized appreciation on investments	9,113,917	9,726,533	699,541	719,531
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	102,129	(2,654,600)	38,102	(8,672)

Net increase in net assets resulting from operations	44,457,132	21,165,006	1,506,075	632,561

Distributions to Shareholders:
Class M	(342,450)	(776,161)	(153,583)	(217,135)
Class I	(19,047,041)	(40,847,296)	(437,373)	(503,697)

Total Distributions	(19,389,491)	(41,623,457)	(590,956)	(720,832)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	2,485,156	5,313,966	2,535,820	4,619,139
Shares issued in reinvestment of distributions	339,037	774,768	152,901	215,703
Cost of shares redeemed	(5,148,181)	(8,825,375)	(1,051,984)	(1,808,358)

Total Class M capital share transactions	(2,323,988)	(2,736,641)	1,636,737	3,026,484

Class I:
Proceeds from sale of shares	66,888,236	307,256,991	1,596,269	16,250,851
Shares issued in reinvestment of distributions	16,314,733	35,763,780	434,991	497,271
Cost of shares redeemed	(189,397,538)	(247,428,013)	(3,374,547)	(3,393,060)

Total Class I capital share transactions	(106,194,569)	95,592,758	(1,343,287)	13,355,062

Net increase (decrease) in net assets derived from capital share transactions	(108,518,557)	92,856,117	293,450	16,381,546

Net increase (decrease) in net assets	(83,450,916)	72,397,666	1,208,569	16,293,275
Net assets at beginning of period	970,368,495	897,970,829	26,618,821	10,325,546

Net assets at end of period	$886,917,579	$970,368,495	$27,827,390	$26,618,821

See accompanying Notes to Financial Statements.

194 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	LOW DURATION BOND FUND		STRATEGIC INCOME FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$25,219,586	$62,135,081	$2,587,596	$5,173,629
Net realized gain (loss) on investments	2,910,779	(31,384,390)	295,204	(1,666,769)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(184,651)	(3,649,273)	106,866	301,300
Net change in unrealized appreciation on investments	18,081,519	28,652,588	585,938	816,002
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	3,865,533	(4,626,099)	55,812	(4,410)

Net increase in net assets resulting from operations	49,892,766	51,127,907	3,631,416	4,619,752

Distributions to Shareholders:
Class M	(3,109,539)	(8,065,480)	(1,717,230)	(3,794,595)
Class I	(22,125,848)	(54,036,315)	(887,822)	(1,498,263)
Administrative Class	(221)	(235)	—	—

Total Distributions	(25,235,608)	(62,102,030)	(2,605,052)	(5,292,858)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	6,941,433	23,878,819	1,902,936	6,753,106
Shares issued in reinvestment of distributions	3,078,268	7,989,466	1,711,085	3,784,613
Cost of shares redeemed	(37,112,213)	(175,627,096)	(12,739,613)	(8,380,137)

Total Class M capital share transactions	(27,092,512)	(143,758,811)	(9,125,592)	2,157,582

Class I:
Proceeds from sale of shares	58,970,540	229,594,053	4,293,467	12,920,425
Shares issued in reinvestment of distributions	19,446,485	46,323,700	874,750	1,409,912
Cost of shares redeemed	(282,166,421)	(634,863,182)	(3,406,813)	(6,793,483)

Total Class I capital share transactions	(203,749,396)	(358,945,429)	1,761,404	7,536,854

Administrative Class:
Proceeds from sale of shares	—	10,044	—	—
Shares issued in reinvestment of distributions	221	233	—	—
Cost of shares redeemed	—	(716)	—	—

Total Administrative Class capital share transactions	221	9,561	—	—

Net increase (decrease) in net assets derived from capital share transactions	(230,841,687)	(502,694,679)	(7,364,188)	9,694,436

Net increase (decrease) in net assets	(206,184,529)	(513,668,802)	(6,337,824)	9,021,330
Net assets at beginning of period	1,264,475,748	1,778,144,550	75,241,991	66,220,661

Net assets at end of period	$1,058,291,219	$1,264,475,748	$68,904,167	$75,241,991

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 195

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	SUSTAINABLE SECURITIZED FUND		TOTAL RETURN BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024
Operations:
Net investment income	$344,462	$406,399	$1,009,201,426	$2,537,715,937
Net realized gain (loss) on investments	203,954	(781,206)	391,440,581	(3,143,613,406)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	115,517	(69,308)	97,798,909	(452,768,829)
Net change in unrealized appreciation on investments	328,072	740,604	986,698,259	1,640,901,744
Net change in unrealized appreciation (depreciation) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	4,518	(13,883)	(9,426,250)	(125,879,131)

Net increase in net assets resulting from operations	996,523	282,606	2,475,712,925	456,356,315

Distributions to Shareholders:
From net earnings
Class M	(10,717)	(2,014)	(73,379,328)	(199,080,510)
Class I	(333,751)	(363,941)	(609,659,040)	(1,514,156,186)
Class I-2	—	—	(1,351,191)	(3,711,760)
Administrative Class	—	—	(19,620,942)	(53,157,819)
Plan Class	—	—	(309,906,984)	(743,968,929)
From tax return of capital
Class M	—	(223)	—	—
Class I	—	(40,201)	—	—

Total Distributions	(344,468)	(406,379)	(1,013,917,485)	(2,514,075,204)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	647,814	55,533	294,529,824	918,790,227
Shares issued in reinvestment of distributions	10,717	2,168	72,784,181	197,785,406
Cost of shares redeemed	(17,603)	(63,013)	(980,591,550)	(3,558,742,020)

Total Class M capital share transactions	640,928	(5,312)	(613,277,545)	(2,442,166,387)

Class I:
Proceeds from sale of shares	2,782,651	1,713,982	2,253,709,345	8,262,045,253
Shares issued in reinvestment of distributions	333,612	403,645	545,479,496	1,360,470,247
Cost of shares redeemed	(238,570)	(2,640,186)	(8,394,524,969)	(15,603,067,223)

Total Class I capital share transactions	2,877,693	(522,559)	(5,595,336,128)	(5,980,551,723)

Class I-2:
Proceeds from sale of shares	—	—	7,932,210	33,425,455
Shares issued in reinvestment of distributions	—	—	1,351,136	3,688,076
Cost of shares redeemed	—	—	(19,147,885)	(67,704,008)

Total Class I-2 capital share transactions	—	—	(9,864,539)	(30,590,477)

Administrative Class:
Proceeds from sale of shares	—	—	84,399,767	248,831,090
Shares issued in reinvestment of distributions	—	—	19,332,271	51,891,253
Cost of shares redeemed	—	—	(691,779,070)	(616,843,156)

Total Administrative Class capital share transactions	—	—	(588,047,032)	(316,120,813)

Plan Class:
Proceeds from sale of shares	—	—	1,333,288,689	3,421,603,095
Shares issued in reinvestment of distributions	—	—	281,255,943	689,320,525
Cost of shares redeemed	—	—	(5,109,907,760)	(5,424,667,833)

Total Plan Class capital share transactions	—	—	(3,495,363,128)	(1,313,744,213)

Net increase (decrease) in net assets derived from capital share transactions	3,518,621	(527,871)	(10,301,888,372)	(10,083,173,613)

Net increase (decrease) in net assets	4,170,676	(651,644)	(8,840,092,932)	(12,140,892,502)
Net assets at beginning of period	7,759,204	8,410,848	51,975,653,961	64,116,546,463

Net assets at end of period	$11,929,880	$7,759,204	$43,135,561,029	$51,975,653,961

See accompanying Notes to Financial Statements.

196 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Operations:
Net investment income	$1,021,394	$3,484,034	$87,560,546	$178,379,311
Net realized gain (loss) on investments	428,515	(2,344,733)	(9,389,394)	(87,742,798)
Net realized gain (loss) on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	(187,534)	356,425	1,838,133	9,023,344
Net change in unrealized appreciation on investments	496,652	1,011,070	59,060,197	44,753,648
Net change in unrealized appreciation on futures contracts, foreign currency exchange contracts, foreign currency transactions, options and swaptions written and swap contracts	115,619	79,651	2,342,126	1,759,511

Net increase in net assets resulting from operations	1,874,646	2,586,447	141,411,608	146,173,016

Distributions to Shareholders:
From net earnings
Class M	(258,362)	(632,667)	(4,484,628)	(9,524,330)
Class I	(782,315)	(2,861,175)	(68,722,791)	(142,902,881)
Plan Class	—	—	(14,256,739)	(25,240,397)
From tax return of capital
Class M	—	—	—	(88,102)
Class I	—	—	—	(1,321,873)
Plan Class	—	—	—	(233,477)

Total Distributions	(1,040,677)	(3,493,842)	(87,464,158)	(179,311,060)

Capital Share Transactions:
Class M:
Proceeds from sale of shares	421,503	987,487	8,296,035	22,080,451
Shares issued in reinvestment of distributions	254,906	607,715	4,422,126	9,478,301
Cost of shares redeemed	(2,039,458)	(8,603,378)	(20,402,968)	(48,055,330)

Total Class M capital share transactions	(1,363,049)	(7,008,176)	(7,684,807)	(16,496,578)

Class I:
Proceeds from sale of shares	2,082,439	10,434,114	265,842,945	678,623,647
Shares issued in reinvestment of distributions	780,870	2,857,961	48,992,500	102,224,307
Cost of shares redeemed	(5,911,158)	(76,523,093)	(305,070,114)	(1,070,859,376)

Total Class I capital share transactions	(3,047,849)	(63,231,018)	9,765,331	(290,011,422)

Plan Class:
Proceeds from sale of shares	—	—	25,783,208	28,461,757
Shares issued in reinvestment of distributions	—	—	14,255,816	25,473,840
Cost of shares redeemed	—	—	(2,023,138)	(5,145,946)

Total Plan Class capital share transactions	—	—	38,015,886	48,789,651

Net increase (decrease) in net assets derived from capital share transactions	(4,410,898)	(70,239,194)	40,096,410	(257,718,349)

Net increase (decrease) in net assets	(3,576,929)	(71,146,589)	94,043,860	(290,856,393)
Net assets at beginning of period	50,700,599	121,847,188	2,574,674,647	2,865,531,040

Net assets at end of period	$47,123,670	$50,700,599	$2,668,718,507	$2,574,674,647

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 197

TCW Metropolitan West Funds

Financial Highlights

	ALPHATRAK 500 FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$12.23	$9.87	$11.48	$13.26	$8.89	$10.73

Income from Investment Operations:
Net investment income[1]	0.26	0.47	0.27	0.11	0.18	0.31
Net realized and unrealized gain (loss)	1.11	2.35	(1.42)	1.81	5.14	(1.14)

Total Income (Loss) from Investment Operations	1.37	2.82	(1.15)	1.92	5.32	(0.83)

Less Distributions:
From net investment income	(0.30)	(0.46)	(0.27)	(0.12)	(0.20)	(0.30)
From net capital gains	—	—	(0.19)	(3.58)	(0.75)	(0.71)

Total Distributions	(0.30)	(0.46)	(0.46)	(3.70)	(0.95)	(1.01)

Net Asset Value, End of Period	$13.30	$12.23	$9.87	$11.48	$13.26	$8.89

Total Return	11.29%[2]	29.17%	(9.77)%	13.35%	60.83%	(9.36)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$30,450	$30,142	$28,961	$45,102	$36,770	$29,066
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.28%[3]	1.21%	1.28%	0.83%[4]	1.26%	1.04%
After expense waivers and reimbursements	0.45%[3]	0.45%	0.45%	0.83%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.18%[3]	4.37%	2.70%	0.78%	1.57%	2.80%
Portfolio Turnover Rate	160%[2]	260%	166%	94%	60%	89%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.66%.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 198

TCW Metropolitan West Funds

Financial Highlights

	CORPORATE BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$8.98	$9.03	$9.89	$10.65	$10.32	$10.31

Income from Investment Operations:
Net investment income[1]	0.16	0.32	0.26	0.22	0.28	0.88
Net realized and unrealized gain (loss)	0.43	(0.05)	(0.86)	(0.69)	0.50	0.06

Total Income (Loss) from Investment Operations	0.59	0.27	(0.60)	(0.47)	0.78	0.94

Less Distributions:
From net investment income	(0.17)	(0.32)	(0.26)	(0.22)	(0.40)	(0.86)
From net capital gains	—	—	—	(0.07)	(0.05)	(0.07)

Total Distributions	(0.17)	(0.32)	(0.26)	(0.29)	(0.45)	(0.93)

Net Asset Value, End of Period	$9.40	$8.98	$9.03	$9.89	$10.65	$10.32

Total Return	6.61%[2]	3.15%	(6.02)%	(4.67)%	7.55%	9.19%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,497	$2,809	$4,296	$5,622	$8,190	$876
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	5.91%[3]	4.56%	3.93%	2.73%	3.16%	8.55%
After expense waivers and reimbursements	0.75%[3]	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.59%[3]	3.67%	2.87%	2.01%	2.54%	8.31%
Portfolio Turnover Rate	46%[2]	136%	124%	148%	84%	65%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

199 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	CORPORATE BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$8.99	$9.03	$9.89	$10.65	$10.32	$10.31

Income from Investment Operations:
Net investment income[1]	0.17	0.35	0.28	0.24	0.40	0.91
Net realized and unrealized gain (loss)	0.42	(0.04)	(0.86)	(0.69)	0.41	0.06

Total Income (Loss) from Investment Operations	0.59	0.31	(0.58)	(0.45)	0.81	0.97

Less Distributions:
From net investment income	(0.18)	(0.35)	(0.28)	(0.24)	(0.43)	(0.89)
From net capital gains	—	—	—	(0.07)	(0.05)	(0.07)

Total Distributions	(0.18)	(0.35)	(0.28)	(0.31)	(0.48)	(0.96)

Net Asset Value, End of Period	$9.40	$8.99	$9.03	$9.89	$10.65	$10.32

Total Return	6.63%[2]	3.52%	(5.79)%	(4.44)%	7.81%	9.46%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,477	$2,379	$2,870	$6,935	$4,730	$2,392
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	5.62%[3]	4.24%	3.39%	2.40%	3.54%	8.30%
After expense waivers and reimbursements	0.50%[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.83%[3]	3.92%	3.05%	2.25%	3.64%	8.62%
Portfolio Turnover Rate	46%[2]	136%	124%	148%	84%	65%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 200

TCW Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.49	$9.29	$9.79	$9.95	$8.98	$9.90

Income from Investment Operations:
Net investment income[1]	0.40	0.81	0.56	0.31	0.30	0.42
Net realized and unrealized gain (loss)	(0.02)	0.20	(0.48)	(0.16)	0.97	(0.92)

Total Income (Loss) from Investment Operations	0.38	1.01	0.08	0.15	1.27	(0.50)

Less Distributions:
From net investment income	(0.39)	(0.81)	(0.58)	(0.31)	(0.30)	(0.42)

Net Asset Value, End of Period	$9.48	$9.49	$9.29	$9.79	$9.95	$8.98

Total Return	4.06%[2]	11.36%	0.96%	1.50%	14.30%	(5.36)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,185	$9,521	$11,002	$17,003	$13,815	$6,084
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.04%[3]	1.01%	1.02%	1.00%	0.99%	1.00%
After expense waivers and reimbursements	0.90%[3]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	8.31%[3]	8.65%	5.98%	3.12%	3.05%	4.27%
Portfolio Turnover Rate	52%[2]	77%	43%	49%	38%	51%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

201 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	FLOATING RATE INCOME FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.49	$9.29	$9.78	$9.95	$8.98	$9.90

Income from Investment Operations:
Net investment income[1]	0.41	0.83	0.58	0.33	0.32	0.44
Net realized and unrealized gain (loss)	(0.02)	0.20	(0.47)	(0.17)	0.97	(0.92)

Total Income (Loss) from Investment Operations	0.39	1.03	0.11	0.16	1.29	(0.48)

Less Distributions:
From net investment income	(0.40)	(0.83)	(0.60)	(0.33)	(0.32)	(0.44)

Net Asset Value, End of Period	$9.48	$9.49	$9.29	$9.78	$9.95	$8.98

Total Return	4.16%[2]	11.58%	1.26%	1.61%	14.52%	(5.17)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$288,209	$292,519	$328,416	$475,105	$417,927	$250,187
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.72%[3]	0.70%[4]	0.70%	0.69%[5]	0.70%[6]	0.70%
After expense waivers and reimbursements	0.70%[3]	0.70%	0.70%	0.69%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	8.54%[3]	8.85%	6.22%	3.32%	3.25%	4.47%
Portfolio Turnover Rate	52%[2]	77%	43%	49%	38%	51%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.
[5]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
[6]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 202

TCW Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.28	$9.12	$10.06	$10.57	$9.27	$9.66

Income from Investment Operations:
Net investment income[1]	0.30	0.60	0.50	0.38	0.36	0.40
Net realized and unrealized gain (loss)	0.17	0.16	(0.93)	(0.51)	1.31	(0.39)

Total Income (Loss) from Investment Operations	0.47	0.76	(0.43)	(0.13)	1.67	0.01

Less Distributions:
From net investment income	(0.29)	(0.60)	(0.51)	(0.38)	(0.37)	(0.40)

Net Asset Value, End of Period	$9.46	$9.28	$9.12	$10.06	$10.57	$9.27

Total Return	5.21%[2]	8.64%	(4.20)%	(1.30)%	18.14%	(0.06)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$106,899	$111,388	$134,178	$169,941	$198,337	$126,587
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.93%[3]	0.91%	0.91%	0.90%	0.91%	0.93%
After expense waivers and reimbursements	0.85%[3]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.51%[3]	6.55%	5.45%	3.61%	3.53%	4.07%
Portfolio Turnover Rate	31%[2]	82%	116%	117%	108%	181%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

203 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	HIGH YIELD BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.28	$9.12	$10.05	$10.57	$9.26	$9.65

Income from Investment Operations:
Net investment income[1]	0.32	0.62	0.52	0.41	0.39	0.42
Net realized and unrealized gain (loss)	0.17	0.16	(0.92)	(0.52)	1.31	(0.39)

Total Income (Loss) from Investment Operations	0.49	0.78	(0.40)	(0.11)	1.70	0.03

Less Distributions:
From net investment income	(0.31)	(0.62)	(0.53)	(0.41)	(0.39)	(0.42)

Net Asset Value, End of Period	$9.46	$9.28	$9.12	$10.05	$10.57	$9.26

Total Return	5.35%[2]	8.91%	(3.87)%	(1.15)%	18.56%	0.19%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$363,750	$356,322	$361,021	$552,768	$572,082	$289,352
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.63%[3]	0.62%	0.61%	0.61%	0.61%	0.62%
After expense waivers and reimbursements	0.60%[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.77%[3]	6.81%	5.67%	3.88%	3.77%	4.33%
Portfolio Turnover Rate	31%[2]	82%	116%	117%	108%	181%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 204

TCW Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.35	$9.57	$10.10	$10.74	$10.65	$10.37

Income from Investment Operations:
Net investment income[1]	0.18	0.38	0.29	0.11	0.13	0.26
Net realized and unrealized gain (loss)	0.28	(0.22)	(0.53)	(0.61)	0.36	0.28

Total Income (Loss) from Investment Operations	0.46	0.16	(0.24)	(0.50)	0.49	0.54

Less Distributions:
From net investment income	(0.19)	(0.38)	(0.29)	(0.11)	(0.13)	(0.26)
From net capital gains	—	—	—	(0.03)	(0.27)	—

Total Distributions	(0.19)	(0.38)	(0.29)	(0.14)	(0.40)	(0.26)

Net Asset Value, End of Period	$9.62	$9.35	$9.57	$10.10	$10.74	$10.65

Total Return	4.94%[2]	1.80%	(2.32)%	(4.63)%	4.63%	5.27%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$15,979	$17,845	$21,053	$24,746	$36,452	$33,836
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.71%[3]	0.71%	0.72%	0.70%	0.71%	0.71%
After expense waivers and reimbursements	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	3.93%[3]	4.10%	3.00%	1.04%	1.22%	2.49%
Portfolio Turnover Rate	327%[2]	588%	516%	399%	372%	393%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

205 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	INTERMEDIATE BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.35	$9.56	$10.10	$10.73	$10.65	$10.36

Income from Investment Operations:
Net investment income[1]	0.19	0.40	0.31	0.14	0.16	0.29
Net realized and unrealized gain (loss)	0.27	(0.21)	(0.54)	(0.60)	0.35	0.28

Total Income (Loss) from Investment Operations	0.46	0.19	(0.23)	(0.46)	0.51	0.57

Less Distributions:
From net investment income	(0.20)	(0.40)	(0.31)	(0.14)	(0.16)	(0.28)
From net capital gains	—	—	—	(0.03)	(0.27)	—

Total Distributions	(0.20)	(0.40)	(0.31)	(0.17)	(0.43)	(0.28)

Net Asset Value, End of Period	$9.61	$9.35	$9.56	$10.10	$10.73	$10.65

Total Return	4.94%[2]	2.12%	(2.22)%	(4.33)%	4.76%	5.60%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$870,939	$952,523	$876,918	$768,271	$766,063	$ 693,038
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.48%[3]	0.48%[4]	0.49%	0.47%	0.48%	0.48%
After expense waivers and reimbursements	0.48%[3]	0.48%	0.49%	0.47%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.13%[3]	4.33%	3.26%	1.29%	1.44%	2.69%
Portfolio Turnover Rate	327%[2]	588%	516%	399%	372%	393%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.48%.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 206

TCW Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$7.70	$7.82	$8.70	$9.67	$9.65	$10.31

Income from Investment Operations:
Net investment income[1]	0.17	0.41	0.63	0.45	0.59	1.05
Net realized and unrealized gain (loss)	0.27	(0.11)	(0.84)	(0.95)	0.17	(0.55)

Total Income (Loss) from Investment Operations	0.44	0.30	(0.21)	(0.50)	0.76	0.50

Less Distributions:

From net investment income	(0.17)	(0.42)	(0.65)	(0.46)	(0.63)	(1.05)
From net capital gains	—	—	—	(0.01)	(0.11)	(0.11)
From tax return of capital	—	—	(0.02)	—	—	—

Total Distributions	(0.17)	(0.42)	(0.67)	(0.47)	(0.74)	(1.16)

Net Asset Value, End of Period	$7.97	$7.70	$7.82	$8.70	$9.67	$9.65

Total Return	5.78%[2]	4.01%	(2.24)%	(5.42)%	7.97%	4.80%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$7,947	$6,041	$3,026	$2,259	$2,126	$837
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.83%[3]	2.56%	3.90%	2.16%	2.93%	3.86%
After expense waivers and reimbursements	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.31%[3]	5.33%	7.93%	4.75%	6.02%	10.33%
Portfolio Turnover Rate	228%[2]	491%	231%	345%	92%	76%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

207 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	INVESTMENT GRADE CREDIT FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$7.70	$7.82	$8.70	$9.67	$9.65	$10.31

Income from Investment Operations:
Net investment income[1]	0.18	0.42	0.67	0.45	0.65	1.07
Net realized and unrealized gain (loss)	0.27	(0.10)	(0.86)	(0.93)	0.13	(0.55)

Total Income (Loss) from Investment Operations	0.45	0.32	(0.19)	(0.48)	0.78	0.52

Less Distributions:

From net investment income	(0.18)	(0.44)	(0.67)	(0.48)	(0.65)	(1.07)
From net capital gains	—	—	—	(0.01)	(0.11)	(0.11)
From tax return of capital	—	—	(0.02)	—	—	—

Total Distributions	(0.18)	(0.44)	(0.69)	(0.49)	(0.76)	(1.18)

Net Asset Value, End of Period	$7.97	$7.70	$7.82	$8.70	$9.67	$9.65

Total Return	5.89%[2]	4.23%	(2.03)%	(5.22)%	8.20%	5.02%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$19,880	$20,578	$7,299	$8,640	$10,105	$6,431
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.58%[3]	2.30%	3.62%	1.87%	2.68%	3.61%
After expense waivers and reimbursements	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.53%[3]	5.53%	8.38%	4.79%	6.56%	10.54%
Portfolio Turnover Rate	228%[2]	491%	231%	345%	92%	76%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 208

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$8.27	$8.30	$8.57	$8.88	$8.65	$8.68

Income from Investment Operations:
Net investment income[1]	0.18	0.34	0.22	0.08	0.11	0.20
Net realized and unrealized gain (loss)	0.19	(0.03)	(0.26)	(0.31)	0.23	(0.03)

Total Income (Loss) from Investment Operations	0.37	0.31	(0.04)	(0.23)	0.34	0.17

Less Distributions:
From net investment income	(0.18)	(0.34)	(0.23)	(0.08)	(0.11)	(0.20)

Net Asset Value, End of Period	$8.46	$8.27	$8.30	$8.57	$8.88	$8.65

Total Return	4.50%[2]	3.82%	(0.46)%	(2.65)%	3.91%	1.93%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$128,883	$152,721	$298,833	$474,682	$445,538	$449,701
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.64%[3]	0.62%	0.63%	0.62%	0.62%	0.62%
After expense waivers and reimbursements	0.63%[3]	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.26%[3]	4.08%	4.08%	0.87%	1.22%	2.32%
Portfolio Turnover Rate	214%[2]	461%	450%	347%	256%	233%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

209 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$8.27	$8.30	$8.58	$8.88	$8.65	$8.68

Income from Investment Operations:
Net investment income[1]	0.19	0.35	0.24	0.09	0.12	0.22
Net realized and unrealized gain (loss)	0.19	(0.03)	(0.28)	(0.30)	0.24	(0.03)

Total Income (Loss) from Investment Operations	0.38	0.32	(0.04)	(0.21)	0.36	0.19

Less Distributions:
From net investment income	(0.18)	(0.35)	(0.24)	(0.09)	(0.13)	(0.22)

Net Asset Value, End of Period	$8.47	$8.27	$8.30	$8.58	$8.88	$8.65

Total Return	4.72%[2]	4.03%	(0.37)%	(2.34)%	4.12%	2.14%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$929,397	$1,111,745	$1,479,311	$2,018,926	$2,034,540	$1,456,456
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.44%[3]	0.42%	0.42%	0.41%	0.42%	0.42%
After expense waivers and reimbursements	0.44%[3]	0.42%	0.42%	0.41%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.45%[3]	4.31%	2.85%	1.07%	1.39%	2.51%
Portfolio Turnover Rate	214%[2]	461%	450%	347%	256%	233%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 210

TCW Metropolitan West Funds

Financial Highlights

	LOW DURATION BOND FUND ADMINISTRATIVE CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$10.68	$10.73	$11.08	$11.48	$11.18	$11.21

Income from Investment Operations:
Net investment income[1]	0.22	0.44	0.22	0.09	0.13	0.26
Net realized and unrealized gain (loss)	0.25	(0.06)	(0.28)	(0.40)	0.30	(0.05)

Total Income (Loss) from Investment Operations	0.47	0.38	(0.06)	(0.31)	0.43	0.21

Less Distributions:
From net investment income	(0.22)	(0.43)	(0.29)	(0.09)	(0.13)	(0.24)

Net Asset Value, End of Period	$10.93	$10.68	$10.73	$11.08	$11.48	$11.18

Total Return	4.49%[2]	3.77%	(0.48)%	(2.74)%	3.83%	1.90%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$11	$10	$776[3]	$1,709	$88	$94
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.71%[4]	0.70%	0.72%	0.72%	0.73%	0.72%
After expense waivers and reimbursements	0.71%[4]	0.70%	0.72%	0.72%	0.73%	0.72%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.16%[4]	4.18%	2.05%	0.80%	1.11%	2.27%
Portfolio Turnover Rate	214%[2]	461%	450%	347%	256%	233%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Represents the whole number without rounding to the 000s.
[4]	Annualized.

See accompanying Notes to Financial Statements.

211 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$6.18	$6.24	$6.89	$7.83	$7.29	$7.89

Income from Investment Operations:
Net investment income[1]	0.22	0.45	0.51	0.73	0.47	0.31
Net realized and unrealized gain (loss)	0.09	(0.05)	(0.54)	(0.94)	0.54	(0.60)

Total Income (Loss) from Investment Operations	0.31	0.40	(0.03)	(0.21)	1.01	(0.29)

Less Distributions:
From net investment income	(0.22)	(0.46)	(0.62)	(0.73)	(0.47)	(0.31)

Net Asset Value, End of Period	$6.27	$6.18	$6.24	$6.89	$7.83	$7.29

Total Return	5.19%[2]	6.67%	(0.23)%	(2.99)%	14.14%	(3.86)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$43,812	$52,304	$50,681	$16,813	$15,471	$10,413
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.53%[3]	1.49%	1.86%	3.02%	2.73%	2.43%
After expense waivers and reimbursements	1.04%[3]	1.04%	1.04%	1.04%	2.28%	2.35%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	7.20%[3]	7.26%	8.24%	9.71%	6.12%	3.95%
Portfolio Turnover Rate	109%[2]	260%	177%	77%	24%	50%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 212

TCW Metropolitan West Funds

Financial Highlights

	STRATEGIC INCOME FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$6.18	$6.24	$6.89	$7.83	$7.29	$7.89

Income from Investment Operations:
Net investment income[1]	0.23	0.46	0.57	0.76	0.46	0.33
Net realized and unrealized gain (loss)	0.09	(0.05)	(0.59)	(0.95)	0.56	(0.60)

Total Income (Loss) from Investment Operations	0.32	0.41	(0.02)	(0.19)	1.02	(0.27)

Less Distributions:
From net investment income	(0.23)	(0.47)	(0.63)	(0.75)	(0.48)	(0.33)

Net Asset Value, End of Period	$6.27	$6.18	$6.24	$6.89	$7.83	$7.29

Total Return	5.32%[2]	7.10%	–%	(2.76)%	14.19%	(3.61)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$25,092	$22,938	$15,540	$9,310	$9,799	$48,252
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.27%[3]	1.22%	1.65%	2.77%	2.08%[4]	2.20%
After expense waivers and reimbursements	0.80%[3]	0.80%	0.80%	0.80%	2.08%	2.10%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	7.38%[3]	7.46%	9.08%	10.06%	5.92%	4.23%
Portfolio Turnover Rate	109%[2]	260%	177%	77%	24%	50%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.93%.

See accompanying Notes to Financial Statements.

213 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	SUSTAINABLE SECURITIZED FUND CLASS M*

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	PERIOD ENDED MARCH 31, 2022
Net Asset Value, Beginning of Period	$8.34	$8.45	$9.36	$10.00

Income from Investment Operations:
Net investment income[1]	0.28	0.42	0.21	0.05
Net realized and unrealized gain (loss)	0.58	(0.07)	(0.88)	(0.61)

Total Income (Loss) from Investment Operations	0.86	0.35	(0.67)	(0.56)

Less Distributions:
From net investment income	(0.30)	(0.41)	(0.24)	(0.08)
From tax return of capital	—	(0.05)	—	—

Total Distributions	(0.30)	(0.46)	(0.24)	(0.08)

Net Asset Value, End of Period	$8.90	$8.34	$8.45	$9.36

Total Return	10.47%[2]	4.33%	(7.15)%	(5.60)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$707	$44	$50	$16
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	3.10%[3]	4.15%	3.35%	2.15%[3]
After expense waivers and reimbursements	0.70%[3]	0.70%	0.70%	0.79%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.63%[3]	5.13%	2.43%	0.97%[3]
Portfolio Turnover Rate	182%[2]	312%	312%	276%[2]

*	The Sustainable Securitized Fund Class M Shares commenced operations on October 1, 2021.
[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 214

TCW Metropolitan West Funds

Financial Highlights

	SUSTAINABLE SECURITIZED FUND CLASS I*

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	PERIOD ENDED MARCH 31, 2022
Net Asset Value, Beginning of Period	$8.35	$8.45	$9.37	$10.00

Income from Investment Operations:
Net investment income[1]	0.30	0.47	0.23	0.05
Net realized and unrealized gain (loss)	0.57	(0.09)	(0.89)	(0.63)

Total Income (Loss) from Investment Operations	0.87	0.38	(0.66)	(0.58)

Less Distributions:
From net investment income	(0.31)	(0.43)	(0.26)	(0.05)
From tax return of capital	—	(0.05)	—	—

Total Distributions	(0.31)	(0.48)	(0.26)	(0.05)

Net Asset Value, End of Period	$8.91	$8.35	$8.45	$9.37

Total Return	10.57%[2]	4.67%	(7.04)%	(5.87)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$11,223	$7,715	$8,361	$10,655
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	2.88%[3]	3.82%	2.93%	1.80%[3]
After expense waivers and reimbursements	0.49%[3]	0.49%	0.49%	0.49%[3]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	7.07%[3]	5.67%	2.61%	0.94%[3]
Portfolio Turnover Rate	182%[2]	312%	312%	276%[2]

*	The Sustainable Securitized Fund Class I Shares commenced operations on October 1, 2021.
[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

215 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.02	$9.28	$10.19	$10.82	$11.12	$10.64

Income from Investment Operations:
Net investment income[1]	0.19	0.37	0.28	0.13	0.15	0.26
Net realized and unrealized gain (loss)	0.32	(0.26)	(0.91)	(0.63)	0.24	0.57

Total Income (Loss) from Investment Operations	0.51	0.11	(0.63)	(0.50)	0.39	0.83

Less Distributions:
From net investment income	(0.19)	(0.37)	(0.28)	(0.13)	(0.15)	(0.26)
From net capital gains	—	—	—	(0.00)[2]	(0.54)	(0.09)

Total Distributions	(0.19)	(0.37)	(0.28)	(0.13)	(0.69)	(0.35)

Net Asset Value, End of Period	$9.34	$9.02	$9.28	$10.19	$10.82	$11.12

Total Return	5.72%[3]	1.24%	(6.10)%	(4.69)%	3.31%	7.93%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$3,326,993	$3,826,231	$6,442,440	$6,213,223	$7,154,434	$8,979,527
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.67%[4]	0.66%	0.67%	0.65%	0.67%	0.67%
After expense waivers and reimbursements	0.67%[4]	0.66%	0.67%	0.65%	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.13%[4]	4.11%	3.04%	1.17%	1.28%	2.38%
Portfolio Turnover Rate	223%[3]	450%	426%	467%	470%	405%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 216

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.02	$9.28	$10.18	$10.82	$11.12	$10.64

Income from Investment Operations:
Net investment income[1]	0.20	0.39	0.30	0.15	0.17	0.28
Net realized and unrealized gain (loss)	0.31	(0.26)	(0.90)	(0.64)	0.24	0.57

Total Income (Loss) from Investment Operations	0.51	0.13	(0.60)	(0.49)	0.41	0.85

Less Distributions:
From net investment income	(0.20)	(0.39)	(0.30)	(0.15)	(0.17)	(0.28)
From net capital gains	—	—	—	(0.00)[2]	(0.54)	(0.09)

Total Distributions	(0.20)	(0.39)	(0.30)	(0.15)	(0.71)	(0.37)

Net Asset Value, End of Period	$9.33	$9.02	$9.28	$10.18	$10.82	$11.12

Total Return	5.72%[3]	1.45%	(5.80)%	(4.58)%	3.54%	8.16%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$26,388,288	$31,087,119	$38,399,347	$46,961,971	$52,980,073	$46,086,494
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.45%[4]	0.45%	0.45%	0.44%	0.45%	0.45%
After expense waivers and reimbursements	0.45%[4]	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.35%[4]	4.35%	3.19%	1.38%	1.49%	2.60%
Portfolio Turnover Rate	223%[3]	450%	426%	467%	470%	405%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

217 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND CLASS I-2*

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	PERIOD ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.02	$9.28	$10.18	$10.82	$11.12	$11.48

Income from Investment Operations:
Net investment income[1]	0.19	0.38	0.29	0.14	0.15	0.02
Net realized and unrealized gain (loss)	0.31	(0.26)	(0.89)	(0.64)	0.27	(0.36)

Total Income (Loss) from Investment Operations	0.50	0.12	(0.60)	(0.50)	0.42	(0.34)

Less Distributions:
From net investment income	(0.19)	(0.38)	(0.30)	(0.14)	(0.18)	(0.02)
From net capital gains	—	—	—	(0.00)[2]	(0.54)	—

Total Distributions	(0.19)	(0.38)	(0.30)	(0.14)	(0.72)	(0.02)

Net Asset Value, End of Period	$9.33	$9.02	$9.28	$10.18	$10.82	$11.12

Total Return	5.69%[3]	1.39%	(5.87)%	(4.65)%	3.65%	(2.93)%[3]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$59,902	$67,699	$102,076	$170,455	$116,857	$97[4]
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.52%[5]	0.51%	0.52%	0.52%	0.52%	0.33%[5]
After expense waivers and reimbursements	0.52%[5]	0.51%	0.52%	0.52%	0.52%	0.33%[5]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.28%[5]	4.28%	3.06%	1.33%	1.32%	3.49%[5]
Portfolio Turnover Rate	223%[3]	450%	426%	467%	470%	405%[3]

*	The Total Return Bond Fund Class I-2 Shares commenced operations on March 6, 2020.
[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Represents the whole number without rounding to the 000s.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 218

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND ADMINISTRATIVE CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$9.03	$9.29	$10.19	$10.83	$11.13	$10.65

Income from Investment Operations:
Net investment income[1]	0.18	0.36	0.27	0.12	0.13	0.25
Net realized and unrealized gain (loss)	0.31	(0.26)	(0.90)	(0.65)	0.24	0.57

Total Income (Loss) from Investment Operations	0.49	0.10	(0.63)	(0.53)	0.37	0.82

Less Distributions:
From net investment income	(0.18)	(0.36)	(0.27)	(0.11)	(0.13)	(0.25)
From net capital gains	—	—	—	(0.00)[2]	(0.54)	(0.09)

Total Distributions	(0.18)	(0.36)	(0.27)	(0.11)	(0.67)	(0.34)

Net Asset Value, End of Period	$9.34	$9.03	$9.29	$10.19	$10.83	$11.13

Total Return	5.54%[3]	1.12%	(6.10)%	(4.89)%	3.19%	7.80%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$629,596	$1,191,464	$1,549,862	$1,963,315	$2,083,842	$1,739,034
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.78%[4]	0.78%	0.78%	0.77%	0.78%	0.78%
After expense waivers and reimbursements	0.78%[4]	0.78%	0.78%	0.77%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.00%[4]	4.01%	2.83%	1.06%	1.15%	2.26%
Portfolio Turnover Rate	223%[3]	450%	426%	467%	470%	405%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

219 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	TOTAL RETURN BOND FUND PLAN CLASS

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$8.46	$8.70	$9.55	$10.15	$10.46	$10.01

Income from Investment Operations:
Net investment income[1]	0.19	0.37	0.29	0.15	0.17	0.28
Net realized and unrealized gain (loss)	0.29	(0.24)	(0.85)	(0.60)	0.23	0.54

Total Income (Loss) from Investment Operations	0.48	0.13	(0.56)	(0.45)	0.40	0.82

Less Distributions:
From net investment income	(0.19)	(0.37)	(0.29)	(0.15)	(0.17)	(0.28)
From net capital gains	—	—	—	(0.00)[2]	(0.54)	(0.09)

Total Distributions	(0.19)	(0.37)	(0.29)	(0.15)	(0.71)	(0.37)

Net Asset Value, End of Period	$8.75	$8.46	$8.70	$9.55	$10.15	$10.46

Total Return	5.75%[3]	1.58%	(5.79)%	(4.50)%	3.65%	8.29%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$12,730,780	$15,803,141	$17,622,821	$22,197,865	$24,605,977	$23,822,841
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.37%[4]	0.37%	0.37%	0.36%	0.37%	0.37%
After expense waivers and reimbursements	0.37%[4]	0.37%	0.37%	0.36%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.43%[4]	4.43%	3.26%	1.47%	1.57%	2.67%
Portfolio Turnover Rate	223%[3]	450%	426%	467%	470%	405%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 220

TCW Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$4.09	$4.10	$4.18	$4.25	$4.23	$4.26

Income from Investment Operations:
Net investment income[1]	0.08	0.17	0.09	0.02	0.02	0.11
Net realized and unrealized gain (loss)	0.08	(0.00)[2]	(0.07)	(0.07)	0.02	(0.03)

Total Income (Loss) from Investment Operations	0.16	0.17	0.02	(0.05)	0.04	0.08

Less Distributions:
From net investment income	(0.09)	(0.18)	(0.10)	(0.02)	(0.02)	(0.11)

Net Asset Value, End of Period	$4.16	$4.09	$4.10	$4.18	$4.25	$4.23

Total Return	3.84%[3]	4.14%	0.49%	(1.14)%	1.03%	1.85%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$11,770	$12,917	$19,995	$39,477	$61,925	$28,355
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.10%[4]	0.84%	0.75%	0.64%	0.65%	0.77%
After expense waivers and reimbursements	0.50%[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.07%[4]	4.25%	2.24%	0.49%	0.49%	2.53%
Portfolio Turnover Rate	262%[3]	544%	479%	336%	210%	303%

[1]	Per share numbers have been calculated using the average share method.
[2]	Amount is greater than $(0.005) per share.
[3]	Non-Annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

221 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	ULTRA SHORT BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$4.10	$4.11	$4.18	$4.26	$4.23	$4.27

Income from Investment Operations:
Net investment income[1]	0.09	0.18	0.10	0.03	0.03	0.12
Net realized and unrealized gain (loss)	0.07	(0.01)	(0.06)	(0.08)	0.03	(0.04)

Total Income (Loss) from Investment Operations	0.16	0.17	0.04	(0.05)	0.06	0.08

Less Distributions:
From net investment income	(0.09)	(0.18)	(0.11)	(0.03)	(0.03)	(0.12)

Net Asset Value, End of Period	$4.17	$4.10	$4.11	$4.18	$4.26	$4.23

Total Return	3.92%[2]	4.31%	0.90%	(1.21)%	1.43%	1.78%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$35,354	$37,783	$101,852	$158,258	$181,248	$76,340
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.94%[3]	0.66%	0.60%	0.49%	0.48%	0.58%
After expense waivers and reimbursements	0.34%[3]	0.34%	0.34%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	4.23%[3]	4.37%	2.40%	0.66%	0.67%	2.70%
Portfolio Turnover Rate	262%[2]	544%	479%	336%	210%	303%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 222

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS M

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$10.31	$10.41	$11.17	$11.96	$11.12	$11.80

Income from Investment Operations:
Net investment income[1]	0.34	0.65	0.51	0.30	0.30	0.42
Net realized and unrealized gain (loss)	0.21	(0.09)	(0.74)	(0.66)	0.93	(0.69)

Total Income (Loss) from Investment Operations	0.55	0.56	(0.23)	(0.36)	1.23	(0.27)

Less Distributions:
From net investment income	(0.34)	(0.65)	(0.53)	(0.30)	(0.30)	(0.41)
From net capital gains	—	—	—	(0.13)	(0.09)	—
From tax return of capital	—	(0.01)	—	—	—	—

Total Distributions	(0.34)	(0.66)	(0.53)	(0.43)	(0.39)	(0.41)

Net Asset Value, End of Period	$10.52	$10.31	$10.41	$11.17	$11.96	$11.12

Total Return	5.41%[2]	5.57%	(1.93)%	(3.15)%	11.14%	(2.47)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$136,793	$141,736	$160,181	$214,792	$258,424	$267,139
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	1.04%[3]	1.04%[4]	1.04%	1.02%	1.03%	1.03%
After expense waivers and reimbursements	1.04%[3]	1.04%	1.04%	1.02%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.52%[3]	6.37%	4.81%	2.50%	2.56%	3.49%
Portfolio Turnover Rate	78%[2]	257%	223%	182%	165%	85%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.
[4]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.04%.

See accompanying Notes to Financial Statements.

223 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND CLASS I

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	YEAR ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$10.30	$10.40	$11.16	$11.95	$11.12	$11.79

Income from Investment Operations:
Net investment income[1]	0.35	0.68	0.53	0.33	0.33	0.44
Net realized and unrealized gain (loss)	0.21	(0.10)	(0.73)	(0.66)	0.92	(0.67)

Total Income (Loss) from Investment Operations	0.56	0.58	(0.20)	(0.33)	1.25	(0.23)

Less Distributions:
From net investment income	(0.35)	(0.67)	(0.56)	(0.33)	(0.33)	(0.44)
From net capital gains	—	—	—	(0.13)	(0.09)	—
From tax return of capital	—	(0.01)	—	—	—	—

Total Distributions	(0.35)	(0.68)	(0.56)	(0.46)	(0.42)	(0.44)

Net Asset Value, End of Period	$10.51	$10.30	$10.40	$11.16	$11.95	$11.12

Total Return	5.56%[2]	5.87%	(1.65)%	(2.88)%	11.35%	(2.11)%

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$2,086,924	$2,035,211	$2,353,053	$3,648,832	$3,271,289	$2,760,187
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.76%[3]	0.75%	0.76%	0.74%	0.75%	0.75%
After expense waivers and reimbursements	0.76%[3]	0.75%	0.76%	0.74%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.79%[3]	6.65%	5.04%	2.79%	2.82%	3.72%
Portfolio Turnover Rate	78%[2]	257%	223%	182%	165%	85%

[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Annualized.

See accompanying Notes to Financial Statements.

Semi-Annual Report September 2024 / 224

TCW Metropolitan West Funds

Financial Highlights

	UNCONSTRAINED BOND FUND PLAN CLASS*

	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	YEAR ENDED MARCH 31, 2023	YEAR ENDED MARCH 31, 2022	YEAR ENDED MARCH 31, 2021	PERIOD ENDED MARCH 31, 2020
Net Asset Value, Beginning of Period	$10.30	$10.40	$11.15	$11.94	$11.11	$11.96

Income from Investment Operations:
Net investment income[1]	0.35	0.69	0.56	0.34	0.34	0.03
Net realized and unrealized gain (loss)	0.21	(0.10)	(0.74)	(0.66)	0.92	(0.85)

Total Income (Loss) from Investment Operations	0.56	0.59	(0.18)	(0.32)	1.26	(0.82)

Less Distributions:

From net investment income	(0.35)	(0.68)	(0.57)	(0.34)	(0.34)	(0.03)
From net capital gains	—	—	—	(0.13)	(0.09)	—
From tax return of capital	—	(0.01)	—	—	—	—

Total Distributions	(0.35)	(0.69)	(0.57)	(0.47)	(0.43)	(0.03)

Net Asset Value, End of Period	$10.51	$10.30	$10.40	$11.15	$11.94	$11.11

Total Return	5.60%[2]	5.93%	(1.50)%	(2.83)%	11.44%	(6.88)%[2]

Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$445,001	$397,728	$352,297	$120,524	$63,815	$93[3]
Ratio of Expenses to Average Net Assets
Before expense waivers and reimbursements	0.70%[4]	0.70%[5]	0.70%	0.69%	0.69%	0.68%[4]
After expense waivers and reimbursements	0.70%[4]	0.70%	0.70%	0.69%	0.69%	0.68%[4]
Ratio of Net Investment Income to Average Net Assets
After expense waivers and reimbursements	6.85%[4]	6.73%	5.41%	2.87%	2.88%	4.06%[4]
Portfolio Turnover Rate	78%[2]	257%	223%	182%	165%	85%[2]

*	The Unconstrained Bond Fund Plan Class Shares commenced operations on March 6, 2020.
[1]	Per share numbers have been calculated using the average share method.
[2]	Non-Annualized.
[3]	Represents the whole number without rounding to the 000s.
[4]	Annualized.
[5]	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.

See accompanying Notes to Financial Statements.

225 / Semi-Annual Report September 2024

Notes to Financial Statements

September 30, 2024 (Unaudited)

1.	SUMMARY OF ORGANIZATION

The TCW Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of twelve separate portfolios (each a “Fund” and collectively, the “Funds”): TCW MetWest AlphaTrak 500 Fund (the “AlphaTrak 500 Fund”), TCW MetWest Corporate Bond Fund (the “Corporate Bond Fund”), TCW MetWest Floating Rate Income Fund (the “Floating Rate Income Fund”), TCW MetWest High Yield Bond Fund (the “High Yield Bond Fund”), TCW MetWest Intermediate Bond Fund (the “Intermediate Bond Fund”), TCW MetWest Investment Grade Credit Fund (the “Investment Grade Credit Fund”), TCW MetWest Low Duration Bond Fund (the “Low Duration Bond Fund”), TCW MetWest Strategic Income Fund (the “Strategic Income Fund”), TCW MetWest Sustainable Securitized Fund (the “Sustainable Securitized Fund”), TCW MetWest Total Return Bond Fund (the “Total Return Bond Fund”), TCW MetWest Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and TCW MetWest Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The AlphaTrak 500 Fund commenced investment operations on June 29, 1998 with Class M shares. The Corporate Bond Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Flexible Income Fund commenced investment operations on November 30, 2018 with Class M and Class I shares. On June 21, 2024, the TCW MetWest Flexible Income Fund was reorganized into the TCW Flexible Income ETF, a new series of the TCW ETF Trust, as previously announced. The Floating Rate Income Fund commenced investment operations on June 28, 2013 with Class M and Class I shares. The Plan Class was added on January 29, 2021. The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares. Class I was added on March 31, 2003. The Intermediate Bond Fund commenced investment operations on June 28, 2002 with the Class I shares. Class M was added on June 30, 2003. The Investment Grade Credit Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000, and the Administrative Class was added on September 22, 2009. The Opportunistic High Income Credit Fund commenced investment operations on August 2, 2021 with Class M and Class I shares. On July 19, 2024, the TCW MetWest Opportunistic High Income Credit Fund was closed. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares. Class I was added on March 31, 2004. The Sustainable Securitized Fund commenced investment operations on October 1, 2021 with Class M and Class I shares. The Total Return Bond Fund commenced investment operations on March 31, 1997 with the Class M shares. Class I was added on March 31, 2000; Class I-2 was added on March 6, 2020; Administrative Class was added on December 18, 2009; and the Plan Class added on July 31, 2011. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with the Class M shares. Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares; and the Plan Class was added on March 6, 2020. Each Fund is an investment company following the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services – Investment Companies.

The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor’s 500 Index (the “S&P 500 Index”). The Fund combines non-leveraged investments in S&P 500 Index futures contracts and/or swaps or exchange-traded funds (ETFs) that track the S&P 500 Index with a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of up to three years. The Fund’s dollar-weighted average maturity is up to five years. On October 30, 2024, the AlphaTrak 500 Fund was closed.

The Corporate Bond Fund seeks to maximize long-term total return, by investing at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of corporate debt instruments of varying maturities issued by U.S. and foreign corporations domiciled in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years. On November 18, 2024, the Corporate Bond Fund was reorganized into the TCW Corporate Bond ETF, a new series of the TCW ETF Trust, as previously announced.

The Floating Rate Income Fund seeks primarily to maximize current income with a secondary objective of long-term capital appreciation, by investing at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate investments and in investments that are the economic equivalent of floating rate investments. The Fund’s portfolio securities may have any duration or maturity. On November 18, 2024, the Floating Rate Income Fund was reorganized into the TCW Senior Loan ETF, a new series of the TCW ETF Trust, as previously announced.

Semi-Annual Report September 2024 / 226

Notes to Financial Statements (Continued)

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”). The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Intermediate Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is one to six years. The Fund’s dollar-weighted average maturity is expected to range from three to seven years.

The Investment Grade Credit Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from two to eight years. On April 8, 2024, the Board of Trustees of the Fund approved the reorganization of the TCW MetWest Investment Grade Credit Fund into the TCW Investment Grade Credit ETF, a new series of the TCW ETF Trust, as previously announced, but that reorganization has been terminated.

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. This Fund uses techniques intended to provide absolute (positive) returns in all markets by employing a strategy intended to produce high income while exploiting disparities or inefficiencies in markets. The Fund focuses on inefficiencies related to secured or asset-backed debt compared with unsecured and subordinated debt or equity of companies and issuers. Additionally, the Fund focuses on longer-term cyclical anomalies in the fixed income markets to both enhance yield and realize potential price appreciation. These anomalies include shifts in the portfolio’s duration, yield curve anomalies, and sector- and issue-specific dislocations.

The Sustainable Securitized Fund seeks to maximize current income and achieve above average long-term total return by investing at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy one or more of its positive-screening environmental, social and governance (“ESG”) criteria to support sustainable initiatives. The Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years.

The Total Return Bond Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration normally will remain within one year of its benchmark index. The Fund’s dollar-weighted average maturity normally exceeds one year. The Board of Trustees has approved the liquidation of the TCW MetWest Ultra Short Bond Fund, which will occur as previously announced.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the average portfolio duration of the fixed-income portion of the Fund’s portfolio is expected to vary from negative three (-3) years to positive eight (8) years.

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.tcw.com or by calling (800) 241-4671.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

227 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Net Asset Value:

The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or the “Board of Trustees”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Funds received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Adviser would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Semi-Annual Report September 2024 / 228

Notes to Financial Statements (Continued)

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the six months ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 -	unadjusted quoted prices in active markets for identical securities

* Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 -	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

229 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index-specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Semi-Annual Report September 2024 / 230

Notes to Financial Statements (Continued)

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the marketplace. As such, they can be categorized as Level 1. Other government and agencies securities are quoted based on similar securities and yields, and therefore would be categorized as Level 2.

As of September 30, 2024, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, warrants, preferred stocks, common stocks and corporate bonds.

231 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value as of September 30, 2024 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$9,940,197	$—	$—	$9,940,197

Long-Term Investments:

Asset-Backed Securities	—	1,868,398	—	1,868,398

Common Stock	—	—	24,447	24,447

Corporates	—	7,968,709	—	7,968,709

Mortgage-Backed Securities	—	8,378,095	—	8,378,095

Municipal Bonds	—	232,594	—	232,594

Mutual Funds	3,857,772	—	—	3,857,772

U.S. Treasury Securities	2,243,668	—	—	2,243,668

Other Financial Instruments*

Assets:

Futures Contracts

Equity Risk	570,372	—	—	570,372

Interest Rate Risk	1,042	—	—	1,042

Total	$16,613,051	$18,447,796	$24,447	$35,085,294

*Other financial instruments include futures.

CORPORATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$147,802	$—	$—	$147,802

Long-Term Investments:

Asset-Backed Securities	—	—	33,086	33,086

Corporates	—	4,129,613	—	4,129,613

Mortgage-Backed Securities	—	31,770	151	31,921

Municipal Bonds	—	126,677	—	126,677

U.S. Treasury Securities	467,114	—	—	467,114

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	7	—	7

Futures Contracts

Interest Rate Risk	6,830	—	—	6,830

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(107)	—	(107)

Swaps Agreements

Interest Rate Risk	—	(1,900)	—	(1,900)

Total	$621,746	$4,286,060	$33,237	$4,941,043

*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Semi-Annual Report September 2024 / 232

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$36,880,930	$—	$—	$36,880,930

Long-Term Investments:

Asset-Backed Securities	—	2,923,564	—	2,923,564

Bank Loans	—	263,715,860	1,892,313	265,608,173

Common Stock	—	—	306,454	306,454

Corporates	—	10,115,605	—	10,115,605

Preferred Stock	—	—	355,433	355,433

U.S. Treasury Securities	1,460,823	—	—	1,460,823

Warrant	—	—	—	—

Liabilities:

Long-Term Investments:

Unfunded Commitments Depreciation	—	(651)	—	(651)

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	1,667	—	1,667

Total	$38,341,753	$276,756,045	$2,554,200	$317,651,998

*Other financial instruments include foreign currency exchange contracts.

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$51,451,372	$—	$—	$51,451,372

Long-Term Investments:

Bank Loans	—	80,464,428	1,957	80,466,385

Common Stock	—	—	2,394,556	2,394,556

Corporates	—	346,575,193	—	346,575,193

Warrant	—	—	30	30

Liabilities:

Long-Term Investments:

Unfunded Commitments Depreciation	—	(913)	—	(913)

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	11,661	—	11,661

Futures Contracts

Interest Rate Risk	157,712	—	—	157,712

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(339,658)	—	(339,658)

Futures Contracts

Interest Rate Risk	(67,037)	—	—	(67,037)

Total	$51,542,047	$426,710,711	$2,396,543	$480,649,301

*Other financial instruments include foreign currency exchange contracts and futures.

233 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$38,861,327	$—	$—	$38,861,327

Long-Term Investments:

Asset-Backed Securities	—	51,470,567	1,691,054	53,161,621

Bank Loans	—	7,406,482	—	7,406,482

Common Stock	—	—	483,301	483,301

Corporates	—	183,960,482	—	183,960,482

Mortgage-Backed Securities	—	231,117,032	—	231,117,032

Municipal Bonds	—	7,530,346	—	7,530,346

U.S. Treasury Securities	479,777,435	—	—	479,777,435

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	48,094	—	48,094

Futures Contracts

Interest Rate Risk	1,006,535	—	—	1,006,535

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(717,391)	—	(717,391)

Futures Contracts

Interest Rate Risk	(116,231)	—	—	(116,231)

Total	$519,529,066	$480,815,612	$2,174,355	$1,002,519,033

*Other financial instruments include foreign currency exchange contracts and futures.

INVESTMENT GRADE CREDIT FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$430,000	$—	$—	$430,000

Long-Term Investments:

Asset-Backed Securities	—	1,095,025	29,410	1,124,435

Corporates	—	14,246,656	—	14,246,656

Mortgage-Backed Securities	—	8,410,071	255	8,410,326

Municipal Bonds	—	459,570	—	459,570

U.S. Treasury Securities	6,944,276	—	—	6,944,276

Other Financial Instruments*

Assets:

Futures Contracts

Interest Rate Risk	36,626	—	—	36,626

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(7,276)	—	(7,276)

Futures Contracts

Interest Rate Risk	(3,510)	—	—	(3,510)

Swaps Agreements

Interest Rate Risk	—	(1,702)	—	(1,702)

Total	$7,407,392	$24,202,344	$29,665	$31,639,401

*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Semi-Annual Report September 2024 / 234

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$130,640,000	$—	$—	$130,640,000

Long-Term Investments:

Asset-Backed Securities	—	84,472,132	4,999,639	89,471,771

Bank Loans	—	13,208,169	—	13,208,169

Corporates	—	293,712,756	—	293,712,756

Mortgage-Backed Securities	—	600,242,134	3,104,950	603,347,084

Municipal Bonds	—	12,055,355	—	12,055,355

U.S. Treasury Securities	131,642,331	—	—	131,642,331

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	9,910	—	9,910

Futures Contracts

Interest Rate Risk	2,458,062	—	—	2,458,062

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(180,757)	—	(180,757)

Futures Contracts

Interest Rate Risk	(182,094)	—	—	(182,094)

Total	$264,558,299	$1,003,519,699	$8,104,589	$1,276,182,587

*Other financial instruments include foreign currency exchange contracts and futures.

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:

Money Market Funds	$12,737,684	$—	$—	$12,737,684

Long-Term Investments:

Asset-Backed Securities	—	10,874,172	97,588	10,971,760

Common Stock	47,070	—	32,954	80,024

Corporates	—	16,334,025	—	16,334,025

Mortgage-Backed Securities	—	35,780,840	306,185	36,087,025

Municipal Bonds	—	99,826	—	99,826

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	289	—	289

Futures Contracts

Interest Rate Risk	78,043	—	—	78,043

Liabilities:

Foreign Currency Exchange Contracts

Foreign Currency Risk	—	(29,477)	—	(29,477)

Futures Contracts

Interest Rate Risk	(5,274)	—	—	(5,274)

Swaps Agreements

Interest Rate Risk	—	(3,874)	—	(3,874)

Total	$12,857,523	$63,055,801	$436,727	$76,350,051

*Other financial instruments include foreign currency exchange contracts, futures and swaps.

235 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

SUSTAINABLE SECURITIZED FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$488,355	$—	$—	$488,355

Long-Term Investments:
Asset-Backed Securities	—	2,456,797	—	2,456,797
Mortgage-Backed Securities	—	9,165,371	—	9,165,371
U.S. Treasury Securities	1,021,266	—	—	1,021,266

Other Financial Instruments*

Assets:

Futures Contracts
Interest Rate Risk	9,624	—	—	9,624

Liabilities:

Futures Contracts
Interest Rate Risk	(298)	—	—	(298)

Total	$1,518,947	$11,622,168	$—	$13,141,115

*Other financial instruments include futures.

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$1,837,370,000	$—	$—	$1,837,370,000

Long-Term Investments:
Asset-Backed Securities	—	2,251,007,851	52,921,043	2,303,928,894
Bank Loans	—	616,583,691	—	616,583,691
Common Stock	—	—	75,909,106	75,909,106
Corporates	—	7,346,581,592	2,921,151	7,349,502,743
Foreign Government Obligations	—	280,085,904	—	280,085,904
Mortgage-Backed Securities	—	23,015,108,532	480,909,311	23,496,017,843
Municipal Bonds	—	177,885,203	—	177,885,203
U.S. Treasury Securities	12,763,419,944	—	—	12,763,419,944

Other Financial Instruments*

Assets:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	4,675,896	—	4,675,896

Futures Contracts
Interest Rate Risk	37,892,623	—	—	37,892,623

Swaps Agreements
Interest Rate Risk	—	1,533,697	—	1,533,697

Liabilities:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(32,858,950)	—	(32,858,950)

Futures Contracts
Interest Rate Risk	(5,447,748)	—	—	(5,447,748)

Swaps Agreements
Interest Rate Risk	—	(11,392,915)	—	(11,392,915)

Total	$14,633,234,819	$33,649,210,501	$612,660,611	$48,895,105,931

*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Semi-Annual Report September 2024 / 236

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$4,712,000	$—	$—	$4,712,000

Long-Term Investments:
Asset-Backed Securities	—	3,422,351	—	3,422,351
Corporates	—	12,214,377	—	12,214,377
Mortgage-Backed Securities	—	21,212,389	—	21,212,389
Municipal Bonds	—	111,800	—	111,800
U.S. Treasury Securities	11,920,925	1,859,094	—	13,780,019

Other Financial Instruments*
Assets:

Futures Contracts
Interest Rate Risk	59,769	—	—	59,769

Liabilities:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(1,239)	—	(1,239)

Futures Contracts
Interest Rate Risk	(6,471)	—	—	(6,471)

Total	$16,686,223	$38,818,772	$—	$55,504,995

*Other financial instruments include foreign currency exchange contracts and futures.

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets:

Short-Term Investments:
Money Market Funds	$259,445,815	$—	$—	$259,445,815

Long-Term Investments:
Asset-Backed Securities	—	344,466,543	10,282,503	354,749,046
Bank Loans	—	90,986,519	—	90,986,519
Common Stock	6,094,247	—	4,487,246	10,581,493
Corporates	—	501,172,902	521,754	501,694,656
Foreign Government Obligations	—	49,731,493	—	49,731,493
Mortgage-Backed Securities	—	1,605,047,555	6,919,872	1,611,967,427
Municipal Bonds	—	8,415,690	—	8,415,690

Other Financial Instruments*
Assets:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	241,059	—	241,059

Futures Contracts
Interest Rate Risk	3,814,407	—	—	3,814,407

Liabilities:

Foreign Currency Exchange Contracts
Foreign Currency Risk	—	(2,093,996)	—	(2,093,996)

Futures Contracts
Interest Rate Risk	(301,459)	—	—	(301,459)

Swaps Agreements
Interest Rate Risk	—	(523,356)	—	(523,356)

Total	$269,053,010	$2,597,444,409	$22,211,375	$2,888,708,794

*Other financial instruments include foreign currency exchange contracts, futures and swaps.

237 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.

For the six months ended September 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	COMMON STOCK	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$20,774	$22,357	$43,131
Accrued discounts/premiums	—	(4,409)	(4,409)
Realized (loss)	—	(75,138)	(75,138)
Change in unrealized appreciation*	3,673	71,532	75,205
Purchases	—	—	—
Sales	—	(14,342)	(14,342)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of September 30, 2024	$24,447	$—	$24,447

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $3,672 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

CORPORATE BOND FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$33,144	$518	$33,662
Accrued discounts/premiums	—	(1,343)	(1,343)
Realized gain (loss)	—	—	—
Change in unrealized appreciation*	1,297	976	2,273
Purchases	—	—	—
Sales	(1,355)	—	(1,355)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of September 30, 2024	$33,086	$151	$33,237

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $2,273 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

Semi-Annual Report September 2024 / 238

Notes to Financial Statements (Continued)

FLOATING RATE INCOME FUND	BANK LOANS	COMMON STOCK	PREFERRED STOCK	TOTAL
Balance as of April 1, 2024	$1,899,654	$260,230	$474,614	$2,634,498
Accrued discounts/premiums	33,564	—	—	33,564
Realized (loss)	(8)	—	—	(8)
Change in unrealized appreciation (depreciation)*	(297,045)	46,224	(119,181)	(370,002)
Purchases	247,501	—	—	247,501
Sales	(9,364)	—	—	(9,364)
Transfers into Level 3**	18,011	—	—	18,011
Transfers out of Level 3**	—	—	—	—

Balance as of September 30, 2024	$1,892,313	$306,454	$355,433	$2,554,200

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $(370,002) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $18,011 transferred from level 2 to level 3 in the disclosure hierarchy.

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT	TOTAL
Balance as of April 1, 2024	$—	$2,034,867	$1,360	$16	$2,036,243
Accrued discounts/premiums	27,260	—	—	—	27,260
Realized (loss)	—	—	(1,384,946)	—	(1,384,946)
Change in unrealized appreciation (depreciation)*	(43,572)	359,689	1,386,711	14	1,702,842
Purchases	—	—	—	—	—
Sales	—	—	(3,125)	—	(3,125)
Transfers into Level 3**	18,269	—	—	—	18,269
Transfers out of Level 3**	—	—	—	—	—

Balance as of September 30, 2024	$1,957	$2,394,556	$—	$30	$2,396,543

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $316,130 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $18,269 transferred from level 2 to level 3 in the disclosure hierarchy.

INTERMEDIATE BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	TOTAL
Balance as of April 1, 2024	$1,694,031	$410,704	$2,104,735
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation*	66,291	72,597	138,888
Purchases	—	—	—
Sales	(69,268)	—	(69,268)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of September 30, 2024	$1,691,054	$483,301	$2,174,355

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $138,888 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

239 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

INVESTMENT GRADE CREDIT FUND	ASSET-BACKED SECURITIES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$29,461	$1,738	$31,199
Accrued discounts/premiums	—	(2,428)	(2,428)
Realized gain (loss)	—	—	—
Change in unrealized appreciation*	1,154	945	2,099
Purchases	—	—	—
Sales	(1,205)	—	(1,205)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of September 30, 2024	$29,410	$255	$29,665

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $2,099 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

LOW DURATION BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$5,008,441	$—	$3,175,417	$8,183,858
Accrued discounts/premiums	—	—	(103,807)	(103,807)
Realized (loss)	—	(6,025,409)	—	(6,025,409)
Change in unrealized appreciation*	195,991	6,078,660	33,340	6,307,991
Purchases	—	—	—	—
Sales	(204,793)	(53,251)	—	(258,044)
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of September 30, 2024	$4,999,639	$—	$3,104,950	$8,104,589

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $229,331 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$98,071	$28,004	$23	$335,654	$461,752
Accrued discounts/premiums	96	—	—	108,739	108,835
Realized (loss)	—	—	(23,766)	—	(23,766)
Change in unrealized appreciation (depreciation)*	1,680	4,950	23,795	(138,208)	(107,783)
Purchases	—	—	—	—	—
Sales	(2,259)	—	(52)	—	(2,311)
Transfers into Level 3**	—	—	—	—	—
Transfers out of Level 3**	—	—	—	—	—

Balance as of September 30, 2024	$97,588	$32,954	$—	$306,185	$436,727

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $(131,579) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**There were no transfers between level 2 and 3 for the period ended September 30, 2024.

Semi-Annual Report September 2024 / 240

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$53,913,791	$64,506,719	$3,030,429	$370,866,545	$492,317,484
Accrued discounts/premiums	(1,216,504)	—	(9,719)	(716,166)	(1,942,389)
Realized (loss)	—	—	(2,018)	—	(2,018)
Change in unrealized appreciation (depreciation)*	1,193,211	11,402,387	(77,448)	2,342,308	14,860,458
Purchases	—	—	—	25,334,340	25,334,340
Sales	(969,455)	—	(20,093)	(1,556,874)	(2,546,422)
Transfers into Level 3**	—	—	—	84,639,158	84,639,158
Transfers out of Level 3**	—	—	—	—	—

Balance as of September 30, 2024	$52,921,043	$75,909,106	$2,921,151	$480,909,311	$612,660,611

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $14,860,458 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $84,639,158 transferred from level 2 to level 3 in the disclosure hierarchy.

ULTRA SHORT BOND FUND	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$9,388	$9,388
Accrued discounts/premiums	(2,344)	(2,344)
Realized (loss)	(15,502)	(15,502)
Change in unrealized appreciation	14,633	14,633
Purchases	—	—
Sales	(6,175)	(6,175)
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of September 30, 2024	$—	$—

*There were no transfers between level 2 and 3 for the period ended September 30, 2024.

UNCONSTRAINED BOND FUND	ASSET-BACKED SECURITIES	COMMON STOCK	CORPORATES	MORTGAGE- BACKED SECURITIES	TOTAL
Balance as of April 1, 2024	$10,251,532	$3,799,346	$428,202	$6,937,647	$21,416,727
Accrued discounts/premiums	—	—	201,994	18,556	220,550
Realized (loss)	—	—	(900,284)	—	(900,284)
Change in unrealized appreciation*	341,173	679,646	575,560	16,097	1,612,476
Purchases	—	—	171,752	—	171,752
Sales	(310,202)	—	(2,152)	(52,428)	(364,782)
Transfers into Level 3**	—	8,254	46,682	—	54,936
Transfers out of Level 3**	—	—	—	—	—

Balance as of September 30, 2024	$10,282,503	$4,487,246	$521,754	$6,919,872	$22,211,375

*The change in unrealized appreciation (depreciation) on securities still held at September 30, 2024 was $710,976 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2024, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2024, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $54,936 transferred from level 2 to level 3 in the disclosure hierarchy.

241 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Significant unobservable valuations inputs for Level 3 investments as of September 30, 2024, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Common Stock	$24,447	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase
Mortgage-Backed Securities-
U.S. Agency Commercial	$—	Broker Quote	Offered Quote	$—	$—	Increase

CORPORATE BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$33,086	Broker Quote	Offered Quote	$92.54	$92.54	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$151	Third-Party Vendor	Vendor Prices	$0.00 - $0.10	$0.10	Increase

FLOATING RATE INCOME FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Bank Loans	$1,892,313	Third-Party Vendor	Vendor Prices	$0.55 - $99.01	$93.47	Increase
Common Stock	$306,454	Third-Party Vendor	Vendor Prices	$0.61 - $31.63	$31.60	Increase
Preferred Stock	$355,433	Third-Party Vendor	Vendor Prices	$0.34	$0.34	Increase
Warrant	$—	Broker Quote	Offered Quote	$—	$—	Increase

HIGH YIELD BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Bank Loans	$1,957	Third-Party Vendor	Vendor Prices	$0.55	$0.55	Increase
Common Stock	$2,394,556	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase
Warrant	$—	Broker Quote	Offered Quote	$—	$—	Increase
Warrant	$30	Third-Party Vendor	Vendor Prices	$1.84	$1.84	Increase

INTERMEDIATE BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$1,691,054	Broker Quote	Offered Quote	$92.54	$92.54	Increase
Common Stock	$483,301	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase

INVESTMENT GRADE CREDIT FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$29,410	Broker Quote	Offered Quote	$92.54	$92.54	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$255	Third-Party Vendor	Vendor Prices	$0.00 - $0.10	$0.10	Increase

Semi-Annual Report September 2024 / 242

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$4,999,639	Broker Quote	Offered Quote	$92.54	$92.54	Increase
Mortgage-Backed
Securities-Non-Agency	$394,960	Third-Party Vendor	Vendor Prices	$1.06	$1.06	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$2,709,990	Broker Quote	Offered Quote	$100.37	$100.37	Increase

STRATEGIC INCOME FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$55,143	Broker Quote	Offered Quote	$92.54	$92.54	Increase
Asset-Backed Securities	$42,445	Third-Party Vendor	Vendor Prices	$10.11	$10.11	Increase
Common Stock	$32,954	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase
Mortgage-Backed
Securities-Non-Agency	$306,185	Third-Party Vendor	Vendor Prices	$4.20 - $9.79	$8.49	Increase

TOTAL RETURN BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$48,233,053	Broker Quote	Offered Quote	$92.54 - $102.25	$97.48	Increase
Asset-Backed Securities	$4,687,990	Third-Party Vendor	Vendor Prices	$1.47	$1.47	Increase
Common Stock	$75,909,106	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase
Corporate Securities	$2,921,151	Third-Party Vendor	Vendor Prices	$99.25	$99.25	Increase
Mortgage-Backed
Securities-Non-Agency	$5,547,302	Third-Party Vendor	Vendor Prices	$0.86 - $97.32	$11.72	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$390,538,439	Broker Quote	Offered Quote	$98.37 - $100.37	$99.63	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$84,823,570	Third-Party Vendor	Vendor Prices	$99.79	$99.79	Increase

UNCONSTRAINED BOND FUND	FAIR VALUE AT 9/30/24	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE	INPUT TO VALUATION IF INPUT INCREASES

Asset-Backed Securities	$10,282,503	Broker Quote	Offered Quote	$92.54 - $102.25	$95.10	Increase
Common Stock	$16,317	Broker Quote	Offered Quote	$0.31	$0.31	Increase
Common Stock	$4,470,929	Third-Party Vendor	Vendor Prices	$31.63	$31.63	Increase
Corporate Securities	$521,754	Third-Party Vendor	Vendor Prices	$1.00 - $12.59	$7.80	Increase
Mortgage-Backed
Securities-Non-Agency	$43,920	Third-Party Vendor	Vendor Prices	$0.50 - $6.01	$3.70	Increase
Mortgage-Backed Securities-
Non-Agency Commercial	$6,875,952	Broker Quote	Offered Quote	$98.37 - $100.37	$99.63	Increase

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

243 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Derivative Instruments Categorized by Risk Exposure:

The following is a summary of the location of derivative instruments on the Funds’ Statements of Assets and Liabilities as of September 30, 2024:

LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
DERIVATIVE TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Interest rate contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts Receivable for daily variation margin Investments, at value	Unrealized depreciation on swap contracts Premiums received on swap contracts Payable for daily variation margin Options written
Credit contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts	Unrealized depreciation on swap contracts Premiums received for swap contracts
Equity contracts	Unrealized appreciation on swap contracts Premiums paid for swap contracts Receivable for daily variation margin —	Unrealized depreciation on swap contracts Premiums received for swap contracts Payable for daily variation margin Options written
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

The following is a summary of the Funds’ derivative instrument holdings categorized by primary risk exposure as of September 30, 2024:

	ASSET DERIVATIVE INVESTMENTS
	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Equity contracts:
Futures[1]	$570,372	$—	$—	$—	$—	$—
Interest contracts:
Futures[1]	1,042	6,830	—	157,712	1,006,535	36,626
Foreign currency exchange contracts:
Forwards	—	7	1,667	11,661	48,094	—

Total	$571,414	$6,837	$1,667	$169,373	$1,054,629	$36,626

	ASSET DERIVATIVE INVESTMENTS
	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures[1]	$2,458,062	$78,043	$9,624	$37,892,623	$59,769	$3,814,407
Swaps	—	—	—	1,533,697	—	—
Foreign currency exchange contracts:
Forwards	9,910	289	—	4,675,896	—	241,059

Total	$2,467,972	$78,332	$9,624	$44,102,216	$59,769	$4,055,466

1Includes cumulative appreciation (depreciation) of financial futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

		LIABILITY DERIVATIVE INVESTMENTS
	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Interest contracts:
Futures[1]	$—	$—	$—	$(67,037)	$(116,231)	$(3,510)
Swaps	—	(1,900)	—	—	—	(1,702)
Foreign currency exchange contracts:
Forwards	—	(107)	—	(339,658)	(717,391)	(7,276)

Total	$—	$(2,007)	$—	$(406,695)	$(833,622)	$(12,488)

Semi-Annual Report September 2024 / 244

Notes to Financial Statements (Continued)

	LIABILITY DERIVATIVE INVESTMENTS
	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures[1]	$(182,094)	$(5,274)	$(298)	$(5,447,748)	$(6,471)	$(301,459)
Swaps	—	(3,874)	—	(11,392,915)	—	(523,356)
Foreign currency exchange contracts:
Forwards	(180,757)	(29,477)	—	(32,858,950)	(1,239)	(2,093,996)

Total	$(362,851)	$(38,625)	$(298)	$(49,699,613)	$(7,710)	$(2,918,811)

1Includes cumulative appreciation (depreciation) of financial futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2024:

REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Equity contracts:
Futures	$1,717,669	$—	$—	$—	$—	$—
Interest contracts:
Futures	—	12,000	2,824	1,713,782	1,301,085	3,251
Swaps	—	134	—	—	—	125
Foreign currency exchange contracts:
Forwards	—	—	30,952	370,078	647,394	(376)

Total	$1,717,669	$12,134	$33,776	$2,083,860	$1,948,479	$3,000

REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures	$(742,549)	$81,128	$115,517	$65,670,065	$(176,073)	$139,343
Swaps	—	248	—	5,494,139	—	36,942
Foreign currency exchange contracts:
Forwards	562,763	30,554	—	35,993,152	26,145	2,018,354

Total	$(179,786)	$111,930	$115,517	$107,157,356	$(149,928)	$2,194,639

245 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Equity contracts:
Futures	$29,329	$—	$—	$—	$—	$—
Interest contracts:
Futures	1,042	10,327	350	133,311	1,178,153	47,980
Swaps	—	(2,798)	—	—	—	(2,507)
Foreign currency exchange contracts:
Forwards	—	(100)	(13,450)	(545,251)	(1,084,119)	(7,434)

Total	$30,371	$7,429	$(13,100)	$(411,940)	$94,034	$38,039

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Interest contracts:
Futures	$4,322,765	$99,441	$4,518	$58,090,378	$130,052	$6,286,914
Swaps	—	(5,704)	—	(18,197,618)	—	(770,689)
Foreign currency exchange contracts:
Forwards	(460,659)	(47,598)	—	(50,842,038)	(14,483)	(3,167,403)

Total	$3,862,106	$46,139	$4,518	$(10,949,278)	$115,569	$2,348,822

AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]
	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Financial futures contracts:
Average number of contracts purchased	92	13	—	791	1,595	57
Average number of contracts sold	6	2	—	108	317	22
Average value of contracts purchased	$328,331	$6,300	$—	$307,169	$836,587	$26,123
Average value of contracts sold	$521	$1,328	$—	$79,080	$205,603	$15,144
Interest rate swaps:
Average number of contracts -receives fixed rate	—	1	—	—	—	1
Average notional - receives fixed rate	$—	$77	$—	$—	$—	$69
Foreign currency exchange contracts:
Average number of contracts sold	—	1	2	4	7	2
Average value of contracts sold	$—	$50	$1,601	$270,179	$531,094	$3,720

Semi-Annual Report September 2024 / 246

Notes to Financial Statements (Continued)

AVERAGE PERIOD BALANCE OF OUTSTANDING DERIVATIVE FINANCIAL INSTRUMENTS[1]
	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Financial futures contracts:
Average number of contracts purchased	4,444	146	29	75,190	106	7,377
Average number of contracts sold	2,458	35	—	10,215	117	2,901
Average value of contracts purchased	$2,168,608	$67,713	$13,548	$36,812,047	$51,473	$3,497,761
Average value of contracts sold	$911,732	$31,960	$—	$8,473,764	$42,137	$2,194,893
Interest rate swaps:
Average number of contracts -receives fixed rate	—	1	—	2	—	1
Average notional - receives fixed rate	$—	$157	$—	$473,201	$—	$21,211
Foreign currency exchange contracts:
Average number of contracts sold	4	3	—	13	2	8
Average value of contracts sold	$216,030	$22,917	$—	$23,331,774	$5,225	$1,506,675

1Amounts disclosed represent the volume of derivative contracts for the period ended September 30, 2024.

Counterparty Credit Risk:

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds to perform, and not the counterparty.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

247 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically of $250,000 or $500,000 before a transfer is required, which is determined at the close of business of the Fund, and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

The following table presents Corporate Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024

	CORPORATE BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$7	$—	$—	$7

Total	$7	$—	$—	$7

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Corporate Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	CORPORATE BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$107	$—	$—	$107

Total	$107	$—	$—	$107

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

Semi-Annual Report September 2024 / 248

Notes to Financial Statements (Continued)

The following table presents Floating Rate Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	FLOATING RATE INCOME FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$1,667	$—	$—	$1,667

Total	$1,667	$—	$—	$1,667

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents High Yield Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$5,624	$—	$(5,624)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$6,037	$—	$—	$6,037

Total	$11,661	$—	$(5,624)	$6,037

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents High Yield Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	HIGH YIELD BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$339,658	$(315,411)	$(5,624)	$18,623

Total	$339,658	$(315,411)	$(5,624)	$18,623

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

249 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

The following table presents Intermediate Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	INTERMEDIATE BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$11,184	$—	$(6,632)	$4,552

Citibank N.A.
Foreign Currency Exchange Contracts	$23,703	$—	$(23,703)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$13,207	$—	$(12,268)	$939

Total	$48,094	$—	$(42,603)	$5,491

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Intermediate Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	INTERMEDIATE BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$6,632	$—	$(6,632)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$698,491	$(608,394)	$(23,703)	$66,394

Goldman Sachs International
Foreign Currency Exchange Contracts	$12,268	$—	$(12,268)	$—

Total	$717,391	$(608,394)	$(42,603)	$66,394

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

Semi-Annual Report September 2024 / 250

Notes to Financial Statements (Continued)

The following table presents Investment Grade Credit Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	INVESTMENT GRADE CREDIT FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$2,380	$—	$—	$2,380

Citibank N.A.
Foreign Currency Exchange Contracts	$553	$—	$—	$553

Goldman Sachs International
Foreign Currency Exchange Contracts	$4,343	$—	$—	$4,343

Total	$7,276	$—	$—	$7,276

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	LOW DURATION BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$9,910	$—	$(9,910)	$—

Total	$9,910	$—	$(9,910)	$—

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Low Duration Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	LOW DURATION BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$10,295	$—	$(9,910)	$385

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$170,462	$—	$—	$170,462

Total	$180,757	$—	$(9,910)	$170,847

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

251 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

The following table presents Strategic Income Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	STRATEGIC INCOME FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$289	$—	$(289)	$—

Total	$289	$—	$(289)	$—

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

The following table presents Strategic Income Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	STRATEGIC INCOME FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$26,057	$—	$(289)	$25,768

Goldman Sachs International
Foreign Currency Exchange Contracts	$3,420	$—	$—	$3,420

Total	$29,477	$—	$(289)	$29,188

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.
The following table presents Total Return Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$1,369,023	$—	$(1,369,023)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$1,898,216	$—	$(1,898,216)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$853,906	$(502,126)	$(351,780)	$—

State Street Global Markets LLC
Foreign Currency Exchange Contracts	$554,751	$—	$—	$554,751

Total	$4,675,896	$(502,126)	$(3,619,019)	$554,751

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

Semi-Annual Report September 2024 / 252

Notes to Financial Statements (Continued)

The following table presents Total Return Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	TOTAL RETURN BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$25,450,256	$(24,081,233)	$(1,369,023)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$6,926,308	$(4,836,063)	$(1,898,216)	$192,029

Goldman Sachs International
Foreign Currency Exchange Contracts	$351,780	$—	$(351,780)	$—

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$130,606	$—	$—	$130,606

Total	$32,858,950	$(28,917,296)	$(3,619,019)	$322,635

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

The following table presents Ultra Short Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	ULTRA SHORT BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Citibank N.A.
Foreign Currency Exchange Contracts	$1,239	$—	$—	$1,239

Total	$1,239	$—	$—	$1,239

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

The following table presents Unconstrained Bond Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	UNCONSTRAINED BOND FUND
COUNTERPARTY	GROSS DERIVATIVE ASSETS IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL RECEIVED[1]	DERIVATIVE ASSETS (LIABILITIES) AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE ASSETS[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$56,313	$—	$(23,842)	$32,471

Citibank N.A.
Foreign Currency Exchange Contracts	$57,366	$—	$(57,366)	$—

Goldman Sachs International
Foreign Currency Exchange Contracts	$127,380	$—	$(127,380)	$—

Total	$241,059	$—	$(208,588)	$32,471

1Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount receivable from the counterparty in the event of default.

253 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

The following table presents Unconstrained Bond Fund’s OTC derivative liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreements and net of the related collateral received or pledged by the Fund as of September 30, 2024:

	UNCONSTRAINED BOND FUND
COUNTERPARTY	GROSS DERIVATIVE LIABILITIES IN THE STATEMENT OF ASSETS AND LIABILITIES	COLLATERAL PLEDGED[1]	DERIVATIVE (ASSETS) LIABILITIES AVAILABLE FOR OFFSET	NET AMOUNT OF DERIVATIVE LIABILITIES[2]
Bank of America N.A.
Foreign Currency Exchange Contracts	$23,842	$—	$(23,842)	$—

Citibank N.A.
Foreign Currency Exchange Contracts	$1,738,338	$(1,571,088)	$(57,366)	$109,884

Goldman Sachs International
Foreign Currency Exchange Contracts	$331,739	$—	$(127,380)	$204,359

The Bank of New York Mellon
Foreign Currency Exchange Contracts	$77	$—	$—	$77

Total	$2,093,996	$(1,571,088)	$(208,588)	$314,320

1Excess of collateral pledged for individual counterparty may not be shown for financial reporting purposes.

2Represents the net amount payable to the counterparty in the event of default.

3.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Semi-Annual Report September 2024 / 254

Notes to Financial Statements (Continued)

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, there may be volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the six months ended September 30, 2024, certain interest-only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short, that is, without owning it, and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Corporate Bond Fund, High Yield Bond Fund, Investment Grade Credit Fund, Strategic Income Fund and Sustainable Securitized Fund may not make short sales of securities or maintain a short position if more than 33 1/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time. The AlphaTrak 500 Fund, Intermediate Bond Fund, Low Duration Bond Fund, Total Return Bond Fund, Ultra Short Bond Fund and Unconstrained Bond Fund will not make total short sales exceeding 25% of the Fund’s total assets. The Floating Rate Income Fund will not make total short sales exceeding 15% of the Fund’s total assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At September 30, 2024, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which

255 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the six months ended September 30, 2024, the Floating Rate Income Fund, the High Yield Bond Fund, the Total Return Bond Fund, and the Unconstrained Bond Fund received in-kind payments with respect to PIK securities of $27,791, $98,832, $25,792, and $301,667, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of September 30, 2024, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered secured borrowings by the Fund for purposes of the percentage limitations applicable to borrowings in accordance with ASC 860, Transfers and Servicing. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of September 30, 2024, the Funds did not hold any reverse repurchase agreements.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund

Semi-Annual Report September 2024 / 256

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may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of September 30, 2024, the Funds did not hold any options.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all of the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is

257 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted for swap contracts, net of assets received as collateral, is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities. As of September 30, 2024, the Funds did not hold any credit default swaps.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve, or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

Semi-Annual Report September 2024 / 258

Notes to Financial Statements (Continued)

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At September 30, 2024, the Funds did not hold any swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts and Mini S&P 500 Index futures contracts. When the above-listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR-based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps, is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At September 30, 2024, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

4.	RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

259 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages which were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

LIBOR Risk: The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. In July 2017, the United Kingdom’s Financial Conduct Authority (FCA), which regulates LIBOR, announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, has identified the Secured Overnight Financial Rate (SOFR) as the preferred alternative rate to LIBOR. SOFR is a relatively new index calculated by short-term repurchase agreements, backed by Treasury securities. There remains uncertainty surrounding the nature of any replacement rates. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR, (ii) a reduction in the value of certain instruments or contracts held by a Fund, (iii) reduced effectiveness of related Fund transactions, such as hedging, (iv) additional tax, accounting and regulatory risks, or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference

Semi-Annual Report September 2024 / 260

Notes to Financial Statements (Continued)

rate may also adversely affect a Fund’s performance and/or NAV. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments or contracts using an alternative rate will have the same volume or liquidity.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

5.	SECURITIES TRANSACTIONS

Investment transactions for the six months ended September 30, 2024, excluding U.S. government and short-term investments, were as follows:

PORTFOLIO	PURCHASES	SALES
AlphaTrak 500 Fund	$6,022,117	$11,601,861
Corporate Bond Fund	275,702	480,246
Floating Rate Income Fund	135,990,313	145,495,662
High Yield Bond Fund	132,832,362	124,656,513
Intermediate Bond Fund	39,935,809	74,687,139
Investment Grade Credit Fund	3,547,680	1,307,998
Low Duration Bond Fund	102,798,280	219,794,315
Strategic Income Fund	4,084,654	7,305,602
Sustainable Securitized Fund	4,310,322	866,971
Total Return Bond Fund	1,413,429,781	5,346,854,369
Ultra Short Bond Fund	6,217,551	4,335,310
Unconstrained Bond Fund	225,541,657	332,158,533
Investment transactions in U.S. government securities for the six months ended September 30, 2024 were as follows:
PORTFOLIO	PURCHASES	SALES
AlphaTrak 500 Fund	$37,579,910	$35,405,941
Corporate Bond Fund	1,943,544	2,211,349
Floating Rate Income Fund	10,090,728	8,697,013
Intermediate Bond Fund	3,040,297,037	3,011,690,499
Investment Grade Credit Fund	64,295,024	64,181,033
Low Duration Bond Fund	2,694,023,456	2,946,599,505
Strategic Income Fund	66,865,326	70,274,698
Sustainable Securitized Fund	18,281,990	18,278,327
Total Return Bond Fund	114,831,186,399	124,521,316,603
Ultra Short Bond Fund	134,925,638	141,924,915
Unconstrained Bond Fund	1,812,433,658	1,831,148,146

There were no purchases or sales of securities from affiliated investment accounts for the six months ended September 30, 2024. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

261 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

Investment transactions in the shares of affiliated issuers for the six months ended September 30, 2024 were as follows:

	VALUE AT BEGINNING OF YEAR	PURCHASES	SALES	DIVIDEND/ INTEREST	VALUE AT END OF PERIOD	SHARES HELD AT END OF PERIOD	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION

AlphaTrak 500 Fund
TCW Central Cash Fund	$—	$15,500,000	$(5,800,000)	$—	$9,700,000	9,700,000	$—	$—

Corporate Bond Fund
TCW Central Cash Fund	$—	$774,118	$(655,118)	$—	$119,000	119,000	$—	$—

Floating Rate Income Fund
TCW Central Cash Fund	$—	$58,270,000	$(25,250,000)	$—	$33,020,000	33,020,000	$—	$—

High Yield Bond Fund
Homer City Holdings LLC*	$—	$—	$(251,454)	$—	$—	—	$(26,920,367)	$27,171,821
TCW Central Cash Fund	$—	$110,300,000	$(64,100,000)	$—	$46,200,000	46,200,000	$—	$—

Intermediate Bond Fund
TCW Central Cash Fund	$—	$967,560,000	$(928,700,000)	$—	$38,860,000	38,860,000	$—	$—

Investment Grade Credit Fund
TCW Central Cash Fund	$—	$15,300,000	$(14,870,000)	$—	$430,000	430,000	$—	$—

Low Duration Bond Fund
TCW Central Cash Fund	$—	$561,840,000	$(431,200,000)	$—	$130,640,000	130,640,000	$—	$—

Strategic Income Fund
TCW Central Cash Fund	$—	$14,650,000	$(2,491,000)	$—	$12,159,000	12,159,000	$—	$—

Sustainable Securitized Fund
TCW Central Cash Fund	$—	$4,260,000	$(3,830,000)	$—	$430,000	430,000	$—	$—

Total Return Bond Fund
Homer City Holdings LLC*	$—	$—	$(590,352)	$—	$—	—	$(64,597,088)	$65,187,440
TCW Central Cash Fund	$—	$12,869,570,000	$(11,032,200,000)	$—	$1,837,370,000	1,837,370,000	$—	$—

Ultra Short Bond Fund
TCW Central Cash Fund	$—	$35,540,000	$(30,828,000)	$—	$4,712,000	4,712,000	$—	$—

Unconstrained Bond Fund
TCW Central Cash Fund	$—	$343,890,000	$(99,700,000)	$—	$244,190,000	244,190,000	$—	$—

*Affiliates not held at period end.

Semi-Annual Report September 2024 / 262

Notes to Financial Statements (Continued)

6.	INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the AlphaTrak 500 Fund, the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.40%, 0.40%, 0.55%, 0.50%, 0.35%, 0.35%, 0.30%, 0.65%, 0.40%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the six months ended September 30, 2024, were as follows:

PORTFOLIO	INVESTMENT ADVISORY FEE RATE					CONTRACTUAL EXPENSE LIMITATION[1]

	CLASS M	CLASS I	CLASS I-2	ADMINI- STRATIVE CLASS	PLAN CLASS	CLASS M	CLASS I	CLASS I-2	ADMINI- STRATIVE CLASS	PLAN CLASS
AlphaTrak 500 Fund	0.40%	N/A	N/A	N/A	N/A	0.45%	N/A	N/A	N/A	N/A
Corporate Bond Fund	0.40%	0.40%	N/A	N/A	N/A	0.75%	0.50%	N/A	N/A	N/A
Floating Rate Income Fund	0.55%	0.55%	N/A	N/A	N/A	0.90%	0.70%	N/A	N/A	N/A
High Yield Bond Fund	0.50%	0.50%	N/A	N/A	N/A	0.85%	0.60%	N/A	N/A	N/A
Intermediate Bond Fund	0.35%	0.35%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Investment Grade Credit Fund	0.35%	0.35%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Low Duration Bond Fund	0.30%	0.30%	N/A	0.30%	N/A	0.63%	0.44%	N/A	0.83%	N/A
Strategic Income Fund	0.65%	0.65%	N/A	N/A	N/A	1.04%	0.80%	N/A	N/A	N/A
Sustainable Securitized Fund	0.40%	0.40%	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A
Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.54%	0.90%	0.39%
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	N/A	0.50%	0.34%	N/A	N/A	N/A
Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	0.65%	1.04%	0.80%	N/A	N/A	0.70%

1The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2025, unless approved by the Board.

At September 30, 2024, the balance of recoupable expenses with expiration dates for the Funds were as follows:

PORTFOLIO	2025	2026	2027	2028	TOTAL

AlphaTrak 500 Fund	$—	$270,246	$224,890	$121,732	$616,868

Corporate Bond Fund	257,575	293,711	217,007	127,899	896,192

Floating Rate Income Fund	14,896	16,938	11,903	42,802	86,539

High Yield Bond Fund	145,095	130,452	135,512	94,664	505,723

Intermediate Bond Fund	62	3,695	1,163	632	5,552

Investment Grade Credit Fund	264,265	293,818	239,989	144,892	942,964

Low Duration Bond Fund	—	—	—	7,656	7,656

Strategic Income Fund	566,609	339,161	312,702	171,488	1,389,960

Sustainable Securitized Fund	67,666	262,567	238,549	116,839	685,621

Ultra Short Bond Fund	355,828	326,076	259,120	146,690	1,087,714

Unconstrained Bond Fund	—	1,748	—	2,703	4,451

Total	$1,671,996	$1,938,412	$1,640,835	$977,997	$6,229,240

Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Each of the independent trustees receives an annual retainer of $150,000 and $10,000 for each meeting of the Board attended in person and $2,500 for each meeting attended telephonically. The chairman of the Board receives an annual retainer of $60,000. The respective chairman of the Audit Committee and the Nominating and Governance Committee

263 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

each receives an additional annual retainer of $40,000 and $20,000, respectively. The Trust has an unfunded, nonqualified deferred compensation plan (the “Deferred Compensation Plan”) for certain eligible Trustees. The Deferred Compensation Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Deferred Compensation Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

7.	SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the Corporate Bond Fund, the Floating Rate Income Fund, the High Yield Bond Fund, the Intermediate Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the 12b-1 Plan, the Trust pays TCW Funds Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Intermediate Bond Fund and the Total Return Bond Fund, for the six months ended September 30, 2024. The AlphaTrak 500 Fund is currently not incurring Rule 12b-1 fees. The Adviser has contractually agreed, through July 31, 2025, to pay the distribution expenses of the AlphaTrak 500 Fund out of its own resources.

The Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Shareholder Servicing Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class, but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

8.	COMMITMENTS AND CONTINGENCIES

The Floating Rate Income Fund and High Yield Bond Fund had the following unfunded commitments and unrealized gain by investment as of September 30, 2024:

FLOATING RATE INCOME FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Ryan LLC, Delayed-Draw Term Loan, 1st Lien	November 2030	$94,325	$(913)
Epicor Software Corp., Delayed-Draw Term Loan, 1st Lien	May 2031	84,031	262

Total Unfunded Commitments		$178,356	$(651)

HIGH YIELD BOND FUND UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED (LOSS)
Ryan LLC, Delayed-Draw Term Loan, 1st Lien	November 2030	$94,325	$(913)

Total Unfunded Commitments		$94,325	$(913)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

Semi-Annual Report September 2024 / 264

Notes to Financial Statements (Continued)

9.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

			ALPHATRAK 500 FUND
			CLASS M	CLASS M
			SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period			2,464,695	2,934,340

Shares sold			53,588	307,640
Shares issued through reinvestment of distributions			53,058	112,162
Shares redeemed			(281,363)	(889,447)

Net (decrease) in fund shares			(174,717)	(469,645)

Shares outstanding at end of period			2,289,978	2,464,695

	CORPORATE BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	312,678	475,695	264,696	317,762

Shares sold	11,910	16,293	—	36,749
Shares issued through reinvestment of distributions	5,280	12,980	4,758	10,584
Shares redeemed	(64,180)	(192,290)	(5,866)	(100,399)

Net (decrease) in fund shares	(46,990)	(163,017)	(1,108)	(53,066)

Shares outstanding at end of period	265,688	312,678	263,588	264,696

	FLOATING RATE INCOME FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	1,003,458	1,184,024	30,837,290	35,353,243

Shares sold	391,812	624,265	3,702,416	3,927,446
Shares issued through reinvestment of distributions	38,797	88,139	970,736	2,384,221
Shares redeemed	(676,395)	(892,970)	(5,113,941)	(10,827,620)

Net (decrease) in fund shares	(245,786)	(180,566)	(440,789)	(4,515,953)

Shares outstanding at end of period	757,672	1,003,458	30,396,501	30,837,290

265 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

	HIGH YIELD BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	11,997,116	14,711,106	38,392,204	39,596,938

Shares sold	3,145,123	3,165,323	4,677,739	12,622,005
Shares issued through reinvestment of distributions	358,019	842,006	986,373	2,250,448
Shares redeemed	(4,199,112)	(6,721,319)	(5,589,307)	(16,077,187)

Net increase (decrease) in fund shares	(695,970)	(2,713,990)	74,805	(1,204,734)

Shares outstanding at end of period	11,301,146	11,997,116	38,467,009	38,392,204

	INTERMEDIATE BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	1,907,699	2,200,742	101,869,339	91,699,168

Shares sold	265,302	569,844	7,107,861	32,905,385
Shares issued through reinvestment of distributions	36,221	82,972	1,743,208	3,833,163
Shares redeemed	(547,782)	(945,859)	(20,127,407)	(26,568,377)

Net increase (decrease) in fund shares	(246,259)	(293,043)	(11,276,338)	10,170,171

Shares outstanding at end of period	1,661,440	1,907,699	90,593,001	101,869,339

	INVESTMENT GRADE CREDIT FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	784,171	386,999	2,671,571	933,323

Shares sold	328,974	604,265	206,352	2,122,752
Shares issued through reinvestment of distributions	19,749	28,184	56,263	65,011
Shares redeemed	(136,120)	(235,277)	(440,668)	(449,515)

Net increase (decrease) in fund shares	212,603	397,172	(178,053)	1,738,248

Shares outstanding at end of period	996,774	784,171	2,493,518	2,671,571

	LOW DURATION BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	18,460,695	35,993,593	134,377,563	178,166,430

Shares sold	836,526	2,905,784	7,099,978	27,907,420
Shares issued through reinvestment of distributions	370,826	972,473	2,342,926	5,637,166
Shares redeemed	(4,442,577)	(21,411,155)	(34,034,551)	(77,333,453)

Net (decrease) in fund shares	(3,235,225)	(17,532,898)	(24,591,647)	(43,788,867)

Shares outstanding at end of period	15,225,470	18,460,695	109,785,916	134,377,563

Semi-Annual Report September 2024 / 266

Notes to Financial Statements (Continued)

			LOW DURATION BOND FUND
			ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS
			SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period			981	72

Shares sold			—	954
Shares issued through reinvestment of distributions			21	22
Shares redeemed			—	(67)

Net increase in fund shares			21	909

Shares outstanding at end of period			1,002	981

	STRATEGIC INCOME FUND
	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	8,467,294	8,125,761	3,714,442	2,492,168

Shares sold	307,956	1,097,738	698,516	2,098,801
Shares issued through reinvestment of distributions	278,271	616,658	142,114	229,781
Shares redeemed	(2,069,439)	(1,372,863)	(554,283)	(1,106,308)

Net increase (decrease) in fund shares	(1,483,212)	341,533	286,347	1,222,274

Shares outstanding at end of period	6,984,082	8,467,294	4,000,789	3,714,442

	SUSTAINABLE SECURITIZED FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	5,255	5,958	924,112	989,282

Shares sold	75,025	6,763	324,987	207,789
Shares issued through reinvestment of distributions	1,234	265	38,827	48,921
Shares redeemed	(2,025)	(7,731)	(28,135)	(321,880)

Net increase (decrease) in fund shares	74,234	(703)	335,679	(65,170)

Shares outstanding at end of period	79,489	5,255	1,259,791	924,112

267 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

	TOTAL RETURN BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	424,049,209	694,341,407	3,446,644,876	4,139,805,317

Shares sold	32,684,191	101,926,092	249,761,052	918,263,351
Shares issued through reinvestment of distributions	8,068,456	22,015,920	60,482,412	151,631,718
Shares redeemed	(108,501,105)	(394,234,210)	(929,686,202)	(1,763,055,510)

Net (decrease) in fund shares	(67,748,458)	(270,292,198)	(619,442,738)	(693,160,441)

Shares outstanding at end of period	356,300,751	424,049,209	2,827,202,138	3,446,644,876

			TOTAL RETURN BOND FUND

			CLASS I-2	CLASS I-2
			SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period			7,505,916	11,005,199

Shares sold			886,744	3,715,544
Shares issued through reinvestment of distributions			149,859	410,856
Shares redeemed			(2,124,602)	(7,625,683)

Net (decrease) in fund shares			(1,087,999)	(3,499,283)

Shares outstanding at end of period			6,417,917	7,505,916

	TOTAL RETURN BOND FUND

	ADMINISTRATIVE CLASS	ADMINISTRATIVE CLASS	PLAN CLASS	PLAN CLASS
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	131,944,182	166,912,987	1,868,351,523	2,026,068,357

Shares sold	9,336,162	27,690,579	157,248,570	406,168,066
Shares issued through reinvestment of distributions	2,146,306	5,773,993	33,289,694	81,918,613
Shares redeemed	(76,053,525)	(68,433,377)	(604,463,862)	(645,803,513)

Net (decrease) in fund shares	(64,571,057)	(34,968,805)	(413,925,598)	(157,716,834)

Shares outstanding at end of period	67,373,125	131,944,182	1,454,425,925	1,868,351,523

Semi-Annual Report September 2024 / 268

Notes to Financial Statements (Continued)

	ULTRA SHORT BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	3,157,713	4,875,363	9,220,091	24,795,459

Shares sold	103,012	242,055	506,651	2,559,728
Shares issued through reinvestment of distributions	62,129	149,246	189,956	700,819
Shares redeemed	(496,325)	(2,108,951)	(1,441,047)	(18,835,915)

Net (decrease) in fund shares	(331,184)	(1,717,650)	(744,440)	(15,575,368)

Shares outstanding at end of period	2,826,529	3,157,713	8,475,651	9,220,091

	UNCONSTRAINED BOND FUND

	CLASS M	CLASS M	CLASS I	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024	SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period	13,745,498	15,381,585	197,548,988	226,158,098

Shares sold	804,944	2,154,982	25,794,527	66,379,966
Shares issued through reinvestment of distributions	429,330	926,172	4,758,112	9,994,952
Shares redeemed	(1,981,726)	(4,717,241)	(29,627,794)	(104,984,028)

Net increase (decrease) in fund shares	(747,452)	(1,636,087)	924,845	(28,609,110)

Shares outstanding at end of period	12,998,046	13,745,498	198,473,833	197,548,988

			UNCONSTRAINED BOND FUND

			PLAN CLASS	PLAN CLASS
			SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)	YEAR ENDED MARCH 31, 2024

Change in Fund shares:
Shares outstanding at beginning of period			38,620,666	33,873,600

Shares sold			2,529,594	2,758,702
Shares issued through reinvestment of distributions			1,384,715	2,492,578
Shares redeemed			(196,521)	(504,214)

Net increase in fund shares			3,717,788	4,747,066

Shares outstanding at end of period			42,338,454	38,620,666

269 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

10.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At September 30, 2024, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	SHORT-TERM NON-EXPIRING AMOUNTS*	LONG-TERM NON-EXPIRING AMOUNTS*
AlphaTrak 500 Fund	$—	$—
Corporate Bond Fund	415,192	1,277,596
Floating Rate Income Fund	2,450,066	17,873,158
High Yield Bond Fund	35,125,757	59,819,642
Intermediate Bond Fund	71,039,833	22,708,450
Investment Grade Credit Fund	926,372	837,187
Low Duration Bond Fund	125,906,896	67,837,058
Strategic Income Fund	907,781	3,880,909
Sustainable Securitized Fund	431,669	1,031,647
Total Return Bond Fund	7,378,995,390	4,009,125,319
Ultra Short Bond Fund	7,192,997	5,493,662
Unconstrained Bond Fund	105,614,754	93,619,253

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

Tax Basis of Distributable Income:

As of March 31, 2024, the components of accumulated earnings (accumulated losses) on a tax basis were as follows:

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Undistributed ordinary income (inclusive of short-term gains)	$82,635	$533	$671,369	$2,925,302	$923,620	$274
Undistributed long-term gains	134,255	—	—	—	—	—
Other temporary differences	(177)	(270)	(520,482)	(407,701)	(471,568)	(333)
Accumulated capital loss carryforwards and post- October losses	—	(1,817,448)	(22,106,088)	(100,601,386)	(93,748,283)	(2,073,601)
Net unrealized appreciation (depreciation)	141,143	(706,962)	(2,926,054)	(38,949,724)	(11,491,275)	(1,363,006)

Total accumulated earnings (losses)	$357,856	$(2,524,147)	$(24,881,255)	$(137,033,509)	$(104,787,506)	$(3,436,666)

Semi-Annual Report September 2024 / 270

Notes to Financial Statements (Continued)

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Undistributed ordinary income (inclusive of short-term gains)	$799,885	$222,255	$—	$23,220,802	$83,015	$—
Undistributed long-term gains	—	—	—	—	—	—
Other temporary differences	(503,105)	(1,633)	—	(12,075,245)	(951)	(2,325,905)
Accumulated capital loss carryforwards and post- October losses	(193,743,954)	(4,928,361)	(1,463,316)	(11,388,120,709)	(12,686,659)	(211,757,963)
Net unrealized appreciation (depreciation)	(22,673,025)	(6,813,368)	(395,151)	(2,519,930,895)	(698,599)	(352,833,121)

Total accumulated earnings (losses)	$(216,120,199)	$(11,521,107)	$(1,858,467)	$(13,896,906,047)	$(13,303,194)	$(566,916,989)

Tax Basis of Distributions to Shareholders:

	ALPHATRAK 500 FUND		CORPORATE BOND FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,228,636	$888,057	$216,869	$283,604
Net long-term capital gains	—	537,219	—	—

Total taxable distributions	$1,228,636	$1,425,276	$216,869	$283,604

	FLOATING RATE INCOME FUND		HIGH YIELD BOND FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$29,757,265	$25,266,781	$33,524,300	$31,729,934

Total taxable distributions	$29,757,265	$25,266,781	$33,524,300	$31,729,934

	INTERMEDIATE BOND FUND		INVESTMENT GRADE CREDIT FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$41,555,931	$26,787,772	$720,676	$770,112
Return of Capital	—	—	—	24,661

Total taxable distributions	$41,555,931	$26,787,772	$720,676	$794,773

271 / Semi-Annual Report September 2024

Notes to Financial Statements (Continued)

	LOW DURATION BOND FUND		STRATEGIC INCOME FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$62,279,679	$61,930,890	$5,299,041	$3,713,024

Total taxable distributions	$62,279,679	$61,930,890	$5,299,041	$3,713,024

	SUSTAINABLE SECURITIZED FUND		TOTAL RETURN BOND FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$365,955	$324,338	$2,515,216,896	$2,163,571,272
Return of Capital	40,424	—	—	—

Total taxable distributions	$406,379	$324,338	$2,515,216,896	$2,163,571,272

	ULTRA SHORT BOND FUND		UNCONSTRAINED BOND FUND

	MARCH 31, 2024	MARCH 31, 2023	MARCH 31, 2024	MARCH 31, 2023

Distributions from:
Ordinary income (inclusive of short-term capital gains)	$3,495,122	$3,041,991	$178,292,972	$170,616,814
Return of Capital	—	—	1,643,452	—

Total taxable distributions	$3,495,122	$3,041,991	$179,936,424	$170,616,814

Tax Cost

As of September 30, 2024, gross unrealized appreciation (depreciation) based on cost for federal income tax purposes were as follows:

	ALPHATRAK 500 FUND	CORPORATE BOND FUND	FLOATING RATE INCOME FUND	HIGH YIELD BOND FUND	INTERMEDIATE BOND FUND	INVESTMENT GRADE CREDIT FUND
Tax Cost	$33,625,672	$5,400,700	$318,645,404	$482,502,930	$1,004,209,871	$32,275,331

Gross unrealized appreciation	1,086,458	83,807	2,720,352	12,663,448	8,769,171	557,315
Gross unrealized (depreciation)	(198,250)	(548,294)	(3,714,774)	(14,278,842)	(10,681,016)	(1,217,383)

Net unrealized appreciation (depreciation)	$888,208	$(464,487)	$(994,422)	$(1,615,394)	$(1,911,845)	$(660,068)

	LOW DURATION BOND FUND	STRATEGIC INCOME FUND	SUSTAINABLE SECURITIZED FUND	TOTAL RETURN BOND FUND	ULTRA SHORT BOND FUND	UNCONSTRAINED BOND FUND
Tax Cost	$1,278,626,176	$82,526,549	$13,197,853	$50,417,273,572	$55,645,438	$3,180,617,179

Gross unrealized appreciation	10,357,095	1,986,332	247,034	421,418,378	430,622	54,763,108
Gross unrealized (depreciation)	(14,905,805)	(8,202,537)	(313,098)	(1,937,988,622)	(623,124)	(347,808,148)

Net unrealized appreciation (depreciation)	$(4,548,710)	$(6,216,205)	$(66,064)	$(1,516,570,244)	$(192,502)	$(293,045,040)

11.	COMMITTED LINE OF CREDIT

The Funds have entered into a $250,000,000 committed revolving line of credit agreement with The Bank of New York Mellon (the “Bank”) for temporary borrowing purposes with an expiration date of March 31, 2025. The interest rate on borrowing is the higher of the federal funds rate or SOFR plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the six months ended September 30, 2024. The Funds pay the Bank a commitment fee equal to 0.15% per annum on the daily unused

Semi-Annual Report September 2024 / 272

Notes to Financial Statements (Continued)

portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

12.	INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

13.	NEW ACCOUNTING PRONOUNCEMENT

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which deferred the sunset day of this guidance to December 31, 2024. The amendments in this update are in effect for the Funds. There have been no impacts to date.

In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). ASU 2022-03 (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and interim periods within that fiscal year, with early adoption permitted. There have been no impacts to date.

273 / Semi-Annual Report September 2024

Approval of Investment Management Agreement by Trustees (Unaudited)

The Adviser provides investment advisory services to each Fund under an Investment Management Agreement dated February 6, 2013, as amended (the “Agreement”), between the Trust, on behalf of each Fund, and the Adviser. The Agreement was approved for a two-year initial term by the shareholders of each Fund then existing at a special meeting of shareholders held on November 28, 2012, which was adjourned until December 20, 2012 with respect to certain Funds. The Agreement was most recently amended effective February 1, 2022 for the purpose of amending the management fee provisions for each of the TCW MetWest AlphaTrak 500 Fund and TCW MetWest Strategic Income Fund. Following the Agreement’s initial two-year term with respect to each Fund, the Agreement continues in effect from year-to-year provided that the continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Funds, or by the Board of Trustees of the Trust (the “Board”), and, in either event, by a majority of the Trustees who are not “interested persons” of the Trust, as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), (the “Independent Trustees”) casting votes in person at a meeting called for that purpose.

At an in-person meeting on September 9, 2024, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2025 through February 5, 2026 with respect to each Fund. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 22, 2024 to hear presentations by representatives of the Adviser, to ask related questions, to review and discuss materials provided by the Adviser for their consideration, and to meet separately with their independent legal counsel. On September 9, 2024, they also met separately with their independent legal counsel to review and discuss the materials that had been requested on their behalf by their independent legal counsel and presented by the Adviser. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by the Adviser, including reports on the Adviser’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Adviser to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Adviser on their behalf. The information in the Adviser’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Adviser to its institutional clients, financial and profitability information regarding the Adviser, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to peer groups of mutual funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Adviser, which the Adviser provided and the Trustees considered.

Review process — The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Adviser’s representatives and in private sessions at which no representatives of the Adviser were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board and Independent Trustees.

2. Nature, extent, and quality of services provided by the Adviser

The Board and the Independent Trustees considered the depth and quality of the Adviser’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Adviser in managing the Funds’ assets; and the ability of their organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Trustees considered the Adviser’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Adviser’s hiring of professionals in various areas over the past several years, including recruiting and hiring a highly qualified President and Chief Executive Officer to replace the outgoing head of The TCW Group, Inc., the parent company of the Adviser (“TCW”), and several additional executive-level personnel, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity and cyber security, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research

Semi-Annual Report September 2024 / 274

and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting and legal matters. They noted the substantial additional resources made available by TCW. The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Adviser’s institutional and sub-advised clients, as well as the Adviser’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Adviser and the Independent Trustees. The Adviser explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Adviser are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2024. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees noted that each Fund’s performance was satisfactory over the relevant periods, particularly over longer periods, which the Board and the Independent Trustees believe are generally the most relevant. The Board and the Independent Trustees indicated their belief that the performance of each Fund for periods where the Fund lagged its respective peer group average remained satisfactory when assessed on a risk-adjusted basis, in part because performance quintiles do not necessarily reflect the amount of risk employed by peer funds to achieve their returns. The Board and the Independent Trustees recognized the Adviser’s deliberate strategy to manage risk in light of its critical view of the fixed-income securities markets and evolving overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Trustees believed that relative performance also should be considered in light of future market conditions expected by the Adviser and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Trustees noted the Adviser’s view that longer-term performance can be more meaningful for active fixed income funds such as the Funds because market cycles in fixed income are generally longer than three years. The Board and the Independent Trustees also considered data showing that the Funds generally experienced less volatility for many periods compared to other funds in the applicable peer groups.

For the TCW MetWest Total Return Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the third (Class I)/fourth (Class M) quintile for the ten-year period, the fourth (Class I)/fifth (Class M) quintile for the five-year period, the fourth (Class I)/fifth (Class M) quintile for the three-year period and the fifth (Class I)/fifth (Class M) quintile for the one-year period. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased duration and exposure to agency mortgage-backed securities and higher volatility contributed to its underperformance, and noted that the Class I shares of the Fund performed in line with the benchmark for the ten- and five-year periods.

For the TCW MetWest Unconstrained Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the fourth quintile for the five- and three-year periods. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased duration and exposure to mortgage-backed securities during that period contributed to its underperformance.

For the TCW MetWest Low Duration Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the ten-, five- three- and one-year periods. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for those periods, including that the Fund’s increased average duration contributed to its underperformance, and noted that despite its underperformance relative to its peers, the Fund outperformed the benchmark for each of the ten-, five-, three- and one-year periods.

For the TCW MetWest Intermediate Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the ten-year period and fifth quintile for the five-, three- and one-year periods. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased average duration contributed to its underperformance, and noted the Fund’s strong performance for the 15-year and 20-year periods ended May 31, 2024.

275 / Semi-Annual Report September 2024

For the TCW MetWest High Yield Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the ten-year period, the second quintile for the five-year period, the fourth quintile for the three-year period and the fifth quintile for the one-year period. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s defensive positioning contributed to that underperformance, and noted the Fund’s stronger performance for the five-, ten-, and 20-year periods ended May 31, 2024.

For the TCW MetWest Floating Rate Income Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the ten-, five- and one-year periods and the third quintile for the three-year period. The Board and the Independent Trustees noted the substantially lower volatility for this Fund compared to the funds in the peer group. The Board noted that the Adviser had recommended, and the Board had approved, the reorganization of the Fund into the TCW Senior Loan ETF, a newly created exchange-traded fund (“ETF”) that is a series of TCW ETF Trust, estimated to occur in November 2024.

For the TCW MetWest Ultra Short Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the ten-, five- and one-year periods and the second quintile for the three-year period. The Board and the Independent Trustees further noted the lower volatility for this Fund compared to the funds in the peer group.

For the TCW MetWest AlphaTrak 500 Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the ten-year period, the third quintile for the five- and one-year periods and the fourth quintile for the three-year period and that the Fund’s performance improved to the third quintile for the three-year period ended July 31, 2024. The Board and the Independent Trustees took into account the Adviser’s discussion of the relative underperformance for the three-year period ended March 31, 2024, including the Fund’s duration exposure. The Board and the Independent Trustees noted that the Adviser had recommended, and the Board had approved, the liquidation of the Fund effective on or about October 31, 2024.

For the TCW MetWest Strategic Income Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the ten-, five-, three- and one-year periods. The Board and the Independent Trustees also considered the limitations of using the absolute return funds peer group for this Fund because of the significant differences in the strategies used by those funds.

For the TCW MetWest Corporate Bond Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the five-year period and the fourth quintile for the three- and one-year periods. The Board and the Independent Trustees took into account the Adviser’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s increased average duration contributed to its underperformance. The Board noted that the Adviser had recommended, and the Board had approved, the reorganization of the Fund into the TCW Corporate Bond ETF, a newly-created ETF that is a series of TCW ETF Trust, estimated to occur during the fourth quarter of 2024.

For the TCW MetWest Sustainable Securitized Fund, the Board and the Independent Trustees noted that that the Fund’s performance was in the first quintile for the one-year period and the second quintile for the period since the Fund’s inception on September 30, 2021.

For the TCW MetWest Investment Grade Credit Fund, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the five-, three- and one-year periods.

The Board and the Independent Trustees concluded that the Adviser was implementing each Fund’s investment objective(s) and that the Adviser’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees (which Broadridge defines to include advisory fees and administrative fees) and total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense levels of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees observed that each Fund’s management fee, after giving effect to applicable reimbursements, was below or near the median of the peer group funds on a current basis, with the exception of the TCW MetWest Unconstrained Bond Fund and TCW MetWest Floating Rate Income Fund, whose management fees were approximately 12 and 11 basis points above the median, respectively. The Board noted that the Adviser had recommended, and the Board had approved, the reorganization of the TCW MetWest Floating Rate Income Fund into the TCW Senior Loan ETF, a newly-created ETF that is a series of TCW ETF Trust, estimated to occur in November 2024. With respect to the TCW MetWest Unconstrained Bond Fund, the Board noted that the Fund’s total operating expenses were only 3 basis points above median, which the Board did not consider to be unreasonable.

In considering the Funds’ total operating expenses, the Board and the Independent Trustees observed that each Fund’s total expenses were below or near the median of the peer group funds on a current basis, with the exception of the TCW MetWest Strategic Income Fund, for which total expenses were approximately 5 basis points above the median. The Board considered that the change from a performance-based fee structure to a flat-rate asset-based fee structure for the TCW MetWest Strategic Income Fund, which was proposed by the Adviser and approved by shareholders effective February 1, 2022, had resulted in a narrower dispersion from the median as compared to the dispersion before that change. The Board and the Independent Trustees also considered the contractual expense limitations to which the Adviser has agreed with respect to each Fund and that the Adviser historically has absorbed any expenses in excess of these limits. They noted that although the Adviser may recoup, and has recouped in the past, certain fees and/

Semi-Annual Report September 2024 / 276

or expenses previously waived or reimbursed for certain Funds, such recoupment is permitted only if it does not cause the applicable Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. The Board and the Independent Trustees concluded that the competitive fees charged by the Adviser, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Adviser to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Adviser to the Funds and the Adviser’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Adviser’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Adviser’s costs of providing services to the Funds, as well as the resulting level of profits to the Adviser. They reviewed the Adviser’s stated assumptions and methods of allocating certain costs, such as personnel compensation costs, which constitute the Adviser’s largest operating cost. The Board and the Independent Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Adviser’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Adviser believed supported its view that the Adviser’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Adviser’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. For example, the largest Fund, the Total Return Bond Fund, is one of the largest mutual funds in its peer group, but its actual management fees and total expenses remain at or below the peer group median. The Board and the Independent Trustees recognized the benefits of the Adviser’s substantial past and on-going investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Trustees further noted the Adviser’s past and current subsidies of the operating expenses of newer and smaller Funds and the Adviser’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Trustees considered the risk borne by the Adviser that the Funds’ net assets and thus that the Adviser’s fees might decline and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Adviser was satisfactorily sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Trustees also considered other actual and potential financial benefits to the Adviser or its affiliates. In particular, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds except through TCW’s ownership of the Adviser. They noted that the principal underwriter for the Funds’ shares is affiliated with the Adviser but does not derive a profit from that role. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Adviser from its relationships with the Funds are reasonably related to the services provided by the Adviser to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

277 / Semi-Annual Report September 2024

TCW Metropolitan West Funds

Privacy Policy

The TCW Group, Inc. and Subsidiaries TCW Investment Management Company LLC TCW Asset Management Company LLC Metropolitan West Asset Management, LLC

TCW Funds, Inc.	Sepulveda Management LLC	TCW Direct Lending VIII LLC
TCW Strategic Income Fund, Inc.	TCW Direct Lending LLC	TCW Star Direct Lending LLC
TCW Metropolitan West Funds	TCW Direct Lending VII LLC	TCW ETF TRUST

Effective January 2024

WHAT YOU SHOULD KNOW

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the United States Securities and Exchange Commission.

OUR PRIVACY POLICY

We, The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, and TCW ETF TRUST (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal and financial information.

CATEGORIES OF INFORMATION WE COLLECT

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•

Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•

Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•

Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

CATEGORIES OF INFORMATION WE DISCLOSE TO NONAFFILIATED THIRD PARTIES

We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

Semi-Annual Report September 2024 / 278

We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

CATEGORIES OF INFORMATION WE DISCLOSE TO OUR AFFILIATED ENTITIES

•

We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•

We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

INFORMATION ABOUT FORMER CUSTOMERS

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

QUESTIONS

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

REMINDER ABOUT TCW’S FINANCIAL PRODUCTS

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Funds, Inc., TCW Strategic Income Fund, Inc., the TCW Metropolitan West Funds, Sepulveda Management LLC, TCW Direct Lending LLC, TCW Direct Lending VII LLC, TCW Direct Lending VIII LLC, TCW Star Direct Lending LLC, and TCW ETF TRUST.

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC.	TCW DIRECT LENDING LLC

TCW FUNDS, INC.	TCW DIRECT LENDING VII LLC

TCW STRATEGIC INCOME FUND, INC.	TCW DIRECT LENDING VIII LLC

TCW METROPOLITAN WEST FUNDS	TCW STAR DIRECT LENDING LLC

SEPULVEDA MANAGEMENT LLC	TCW ETF TRUST

Attention: Privacy Officer | 515 South Flower Street | Los Angeles, CA 90071 | email: privacy@tcw.com

279 / Semi-Annual Report September 2024

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TCW MetWest Funds

515 South Flower Street

Los Angeles, California 90071

800 241 4671

www.TCW.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Megan McClellan

Peter McMillan

Patrick Moore

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

Officers

Megan McClellan

President and Principal Executive Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Richard Villa

Treasurer, Principal Financial Officer and

Principal Accounting Officer

Gladys Xiques

Chief Compliance Officer and

Anti-Money Laundering Officer

Adviser

Metropolitan West Asset Management, LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 534453

Pittsburgh, PA 15253-4453

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Fund Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

Legal Counsel

Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, CA 94111

For Additional Information about the TCW MetWest Funds call: (213) 244-0000 or (800) 241-4671 (toll-free) www.TCW.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling (800) 241-4671; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 241-4671 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

FUNDap 5/2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Fund’s statement regarding basis for approval of Investment Advisory Contract is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

       Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and

       Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment

       Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

 Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         TCW Metropolitan West Funds

By (Signature and Title)*   /s/ Megan McClellan

             Megan McClellan, President and Principal Executive Officer

             (principal executive officer)

Date  December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Megan McClellan

             Megan McClellan, President and Principal Executive Officer

             (principal executive officer)

Date  December 3, 2024

By (Signature and Title)*   /s/ Richard Villa

             Richard Villa, Treasurer, Principal Financial Officer and Principal

             Accounting Officer

             (principal financial officer)

Date  December 3, 2024

* Print the name and title of each signing officer under his or her signature.